                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06557

                                STI Classic Funds
               (Exact name of registrant as specified in charter)

101 Federal Street Boston, Massachusetts                                 02110
(Address of principal executive offices)                              (Zip code)

           BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end: 3/31

Date of reporting period: 06/30/06

ITEM 1. SCHEDULE OF INVESTMENTS.

STI CLASSIC EQUITY FUNDS
AGGRESSIVE GROWTH STOCK FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES         VALUE
                                                            ------------   ----------
COMMON STOCKS (98.7%)
CONSUMER DISCRETIONARY (22.4%)
Best Buy Co., Inc.                                               113,300   $    6,213
Blue Nile, Inc. *                                                158,800        5,107
Coach, Inc. *                                                    208,900        6,246
eBay, Inc. *                                                     379,800       11,124
Getty Images, Inc. *                                              70,902        4,503
Life Time Fitness, Inc. *                                         41,000        1,897
Monster Worldwide, Inc. *                                         87,702        3,741
Nutri/System, Inc. *                                              60,500        3,759
Omnicom Group, Inc.                                               18,000        1,604
Starbucks Corp. *                                                420,800       15,890
Urban Outfitters, Inc. *                                         206,000        3,603
Walt Disney Co. (The)                                            260,800        7,824
                                                                           ----------
                                                                               71,511
                                                                           ----------
CONSUMER STAPLES (3.9%)
Whole Foods Market, Inc.                                         192,600       12,450
                                                                           ----------
FINANCIALS (10.7%)
BlackRock, Inc., Cl A                                             72,500       10,089
Calamos Asset Management, Inc., Cl A                              79,600        2,308
CB Richard Ellis Group, Inc. Cl A *                               83,900        2,089
Euronet Worldwide, Inc. *                                        111,700        4,286
Greenhill & Co., Inc.                                             25,900        1,574
Legg Mason, Inc.                                                  60,500        6,020
Portfolio Recovery Associates, Inc. *                             99,600        4,552
SLM Corp.                                                         58,400        3,091
                                                                           ----------
                                                                               34,009
                                                                           ----------
HEALTH CARE (17.9%)
Alcon, Inc.                                                       69,000        6,800
Celgene Corp. *                                                  139,300        6,607
Covance, Inc. *                                                   40,600        2,486
Edwards Lifesciences Corp. *                                      40,500        1,840
Foxhollow Technologies, Inc. *                                    59,100        1,615
Gen-Probe, Inc. *                                                 34,800        1,879
Genentech, Inc. *                                                 83,641        6,842
Gilead Sciences, Inc. *                                          229,450       13,573
IDEXX Laboratories, Inc. *                                        37,400        2,810
Kyphon, Inc. *                                                    68,000        2,608
Psychiatric Solutions, Inc. *                                    221,600        6,351
Varian Medical Systems, Inc. *                                    78,100        3,698
                                                                           ----------
                                                                               57,109
                                                                           ----------
INDUSTRIALS (1.8%)
Corporate Executive Board Co. (The)                               34,500        3,456
US Airways Group, Inc. *                                          45,500        2,300
                                                                           ----------
                                                                                5,756
                                                                           ----------
INFORMATION TECHNOLOGY (35.5%)
Alliance Data Systems Corp. *                                    107,800        6,341
Apple Computer, Inc. *                                           265,300       15,153
aQuantive, Inc. *                                                304,600        7,716
Broadcom Corp., Cl A *                                           211,000        6,341

Cognizant Technology Solutions Corp., Cl A *                     237,900       16,026
F5 Networks, Inc. *                                               94,200        5,038
Google, Inc., Cl A *                                              27,300       11,448
Marvell Technology Group, Ltd. *                                  54,100        2,398
Paychex, Inc.                                                    199,300        7,769
QUALCOMM, Inc.                                                   379,500       15,206
SiRF Technology Holdings, Inc. *                                  95,300        3,071
SRA International, Inc., Cl A *                                   95,900        2,554
Yahoo!, Inc. *                                                   439,500       14,504
                                                                           ----------
                                                                              113,565
                                                                           ----------
SOFTWARE (0.7%)
Adobe Systems, Inc. *                                             70,500        2,140
                                                                           ----------
TELECOMMUNICATION SERVICES (5.8%)
American Tower Corp., Cl A *                                      72,200        2,247
NII Holdings, Inc. *                                             252,300       14,225
Time Warner Telecom, Inc., Cl A *                                131,400        1,951
                                                                           ----------
                                                                               18,423
                                                                           ----------
TOTAL COMMON STOCKS (COST $302,486)                                           314,963
                                                                           ----------

MONEY MARKET FUNDS (1.8%)
Federated Government Obligations                                 264,485          264
Fund
Federated Prime Value Obligations
Fund, Cl I                                                     5,383,156        5,384
                                                                           ----------
TOTAL MONEY MARKET FUNDS (COST $5,648)                                          5,648
                                                                           ----------
TOTAL INVESTMENTS (COST $308,134) (a)  - 100.5%                               320,611
LIABILITIES IN EXCESS OF OTHER ASSETS  - (0.5)%                                (1,443)
                                                                           ----------
NET ASSETS - 100.0%                                                        $  319,168
                                                                           ==========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $308,474 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Unrealized ...................   $ 32,993
Appreciation Depreciation ...............    (19,856)
                                            --------
Unrealized Appreciation (Depreciation)...   $ 12,137
                                            ========

Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
CAPITAL APPRECIATION FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
COMMON STOCKS (99.5%)
CONSUMER DISCRETIONARY (18.7%)
Advance Auto Parts, Inc.                                          34,950   $    1,010
Bed Bath & Beyond, Inc. * (b)                                    300,000        9,951
Dow Jones & Co., Inc. (b)                                        287,700       10,072
Family Dollar Stores, Inc.                                       437,600       10,691
Home Depot, Inc. (The)                                           662,900       23,725
International Game Technology                                    502,900       19,080
Lowe's Cos., Inc. (b)                                            519,000       31,488
Marriott International, Inc., Cl A                               295,800       11,276
New York Times Co. (The), Cl A (b)                               272,500        6,687
Newell Rubbermaid, Inc. (b)                                      688,000       17,771
NIKE, Inc., Cl B (b)                                             175,400       14,207
Time Warner, Inc. (b)                                            771,500       13,347
TJX Cos., Inc. (The)                                             566,700       12,955
Univision Communications, Inc., Cl A * (b)                       584,300       19,574
Walt Disney Co. (The) (b)                                        420,000       12,600
Whirlpool Corp.                                                  217,100       17,943
YUM! Brands, Inc.                                                364,200       18,308
                                                                           ----------
                                                                              250,685
                                                                           ----------
CONSUMER STAPLES (3.5%)
Anheuser-Busch Cos., Inc.                                        292,600       13,340
Colgate-Palmolive Co.                                            240,800       14,424
Comcast Corp., Cl A * (b)                                        276,000        9,047
Wal-Mart Stores, Inc.                                            216,000       10,405
                                                                           ----------
                                                                               47,216
                                                                           ----------
ENERGY (6.6%)
Anadarko Petroleum Corp. (b)                                     268,200       12,790
BJ Services Co.                                                  376,700       14,036
Exxon Mobil Corp.                                                795,300       48,792
Noble Corp.                                                      164,300       12,227
                                                                           ----------
                                                                               87,845
                                                                           ----------
FINANCIALS (17.6%)
Ambac Financial Group, Inc.                                      163,800       13,284
American Express Co. (b)                                         337,700       17,972
Capital One Financial Corp. (b)                                  181,300       15,492
Chubb Corp. (The)                                                681,200       33,992
Genworth Financial, Inc., Cl A (b)                               608,300       21,193
Goldman Sachs Group, Inc. (The) (b)                              159,700       24,024
JPMorgan Chase & Co.                                             502,100       21,088
Merrill Lynch & Co., Inc.                                        204,000       14,190
MGIC Investment Corp.                                            412,000       26,780
Morgan Stanley                                                   298,600       18,875
SLM Corp.                                                        341,700       18,083
Wells Fargo & Co.                                                150,000       10,062
                                                                           ----------
                                                                              235,035
                                                                           ----------
HEALTH CARE (14.2%)

AmerisourceBergen Corp.                                          381,900       16,009
Baxter International, Inc.                                       920,000       33,819
Becton, Dickinson & Co.                                          467,000       28,548
Forest Laboratories, Inc. *                                      560,000       21,666
Health Management Associates, Inc., Cl A (b)                     748,000       14,743
Pfizer, Inc.                                                     752,000       17,649
Quest Diagnostics, Inc. (b)                                      290,000       17,377
Schering-Plough Corp. (b)                                        810,500       15,424
Universal Health Services, Inc., Cl B (b)                        340,500       17,114
Vertex Pharmaceuticals, Inc. * (b)                               218,600        8,025
                                                                           ----------
                                                                              190,374
                                                                           ----------
INDUSTRIALS (14.9%)
Danaher Corp.                                                    194,400       12,504
Emerson Electric Co.                                             278,800       23,366
General Electric Co.                                             709,300       23,379
Honeywell International, Inc.                                    562,500       22,669
Illinois Tool Works, Inc.                                        505,400       24,007
Raytheon Co.                                                     775,000       34,541
Union Pacific Corp.                                              236,300       21,966
United Parcel Service, Inc., Cl B                                190,000       15,643
Waste Management, Inc.                                           591,400       21,219
                                                                           ----------
                                                                              199,294
                                                                           ----------
INFORMATION TECHNOLOGY (21.8%)
Analog Devices, Inc.                                             282,000        9,063
CheckFree Corp. * (b)                                            728,800       36,119
Cisco Systems, Inc. * (b)                                        800,000       15,624
Comverse Technology, Inc. * (b)                                  887,800       17,552
Global Payments, Inc.                                            296,000       14,371
International Business Machines Corp.                            370,700       28,477
Intersil Corp., Cl A                                             494,500       11,497
LSI Logic Corp. * (b)                                            900,000        8,055
Maxim Integrated Products, Inc. (b)                              753,300       24,188
Microsoft Corp.                                                1,135,600       26,459
Oracle Corp. * (b)                                               908,400       13,163
Paychex, Inc.                                                    656,000       25,571
QUALCOMM, Inc.                                                   453,000       18,152
Symantec Corp. * (b)                                           1,036,100       16,101
VeriSign, Inc. * (b)                                             445,000       10,311
Xilinx, Inc. (b)                                                 714,000       16,172
                                                                           ----------
                                                                              290,875
                                                                           ----------
TELECOMMUNICATION SERVICES (2.2%)
AT&T, Inc. (b)                                                   772,800       21,554
Sprint Nextel Corp.                                              375,000        7,496
                                                                           ----------
                                                                               29,050
                                                                           ----------
TOTAL COMMON STOCKS (COST $1,231,229)                                       1,330,374
                                                                           ----------
SHORT-TERM INVESTMENT (24.5%)
CSFB Enhanced Liquidity Portfolio (c)                        328,310,597      328,311
                                                                           ----------
TOTAL SHORT-TERM INVESTMENT (COST $328,311)                                   328,311
                                                                           ----------
REPURCHASE AGREEMENT (0.1%)
Bear Stearns & Co., Inc., 5.235%, dated
06/30/06, to be repurchased on 07/03/06,
repurchase price $1,995,529
(collateralized by U.S. Government
Agencies, 6.000%, due 05/15/36; total
market value $2,037,853)                                           1,995        1,995
                                                                           ----------

TOTAL REPURCHASE AGREEMENT (COST $1,995)                                        1,995
                                                                           ----------
TOTAL INVESTMENTS (COST $1,561,535) (a) - 124.1%                            1,660,680
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.1)%                              (322,199)
                                                                           ----------
NET ASSETS - 100.0%                                                        $1,338,481
                                                                           ==========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $1,561,890 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation ..................   $156,234
UnrealizedDepreciation ...................    (57,444)
                                             --------
Unrealized Appreciation (Depreciation) ...   $ 98,790
                                             ========

(b) This security or a partial position of the security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 in thousands was $319,509.

(c) This security was purchased with cash collateral held from securities lending.

Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
EMERGING GROWTH STOCK FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES         VALUE
                                                            ------------   ----------
COMMON STOCKS (99.1%)
CONSUMER DISCRETIONARY (19.5%)
Blue Nile, Inc. *                                                 44,400   $    1,428
J. Crew Group, Inc. *                                              3,000           82
Life Time Fitness, Inc. *                                         28,400        1,314
Monster Worldwide, Inc. *                                         24,600        1,049
Nutri/System, Inc. *                                              30,000        1,864
Polo Ralph Lauren Corp.                                           24,900        1,367
Select Comfort Corp. *                                            11,500          264
Stamps.com, Inc. *                                                31,800          885
Urban Outfitters, Inc. *                                          84,500        1,478
Volcom, Inc. *                                                    29,400          941
                                                                           ----------
                                                                               10,672
                                                                           ----------
CONSUMER STAPLES (3.8%)
Medifast, Inc. *                                                  18,300          327
Whole Foods Market, Inc.                                          27,400        1,771
                                                                           ----------
                                                                                2,098
                                                                           ----------
FINANCIALS (16.8%)
BlackRock, Inc., Cl A                                             15,000        2,089
Calamos Asset Management, Inc., Cl                                33,200          962
A
CB Richard Ellis Group, Inc. Cl A *                               33,000          822
Euronet Worldwide, Inc. *                                         45,200        1,734
Greenhill & Co., Inc.                                             12,200          741
Legg Mason, Inc.                                                  11,500        1,144
Portfolio Recovery Associates, Inc. *                             37,200        1,700
                                                                           ----------
                                                                                9,192
                                                                           ----------
HEALTH CARE (18.3%)
Amylin Pharmaceuticals, Inc. *                                    16,400          810
Celgene Corp. *                                                   33,700        1,598
Covance, Inc. *                                                   21,700        1,328
Foxhollow Technologies, Inc. *                                    16,000          437
Gen-Probe, Inc. *                                                 15,100          815
IDEXX Laboratories, Inc. *                                         7,200          541
Kyphon, Inc. *                                                    22,100          848
Psychiatric Solutions, Inc. *                                     62,100        1,779
Varian Medical Systems, Inc. *                                    24,600        1,165
Ventana Medical Systems, Inc. *                                    5,800          274
Vertex Pharmaceuticals, Inc. *                                    12,000          441
                                                                           ----------
                                                                               10,036
                                                                           ----------
INDUSTRIALS (9.0%)
AirTran Holdings, Inc. *                                         123,800        1,840
Corporate Executive Board Co. (The)                               12,100        1,212
Mobile Mini, Inc. *                                               19,200          562
US Airways Group, Inc. *                                          26,000        1,314
                                                                           ----------
                                                                                4,928
                                                                           ----------
INFORMATION TECHNOLOGY (22.0%)
aQuantive, Inc. *                                                 87,200        2,208

Cognizant Technology Solutions Corp.,                             33,700        2,269
Cl A *
F5 Networks, Inc. *                                               40,500        2,166
NetEase.com, Inc. ADR *                                           19,100          427
Paychex, Inc.                                                     29,600        1,154
SiRF Technology Holdings, Inc. *                                  42,100        1,356
Smith Micro Software, Inc. *                                      55,400          888
Stellent, Inc.                                                    24,500          234
Supertex, Inc. *                                                   6,400          256
ViaSat, Inc. *                                                    26,000          668
WebSideStory, Inc. *                                              29,400          359
                                                                           ----------
                                                                               11,985
                                                                           ----------
TELECOMMUNICATION SERVICES (9.7%)
Crown Castle International Corp. *                                32,200        1,112
NII Holdings, Inc. *                                              47,300        2,667
SBA Communications Corp., Cl A *                                  24,900          651
Time Warner Telecom, Inc., Cl A *                                 60,200          894
                                                                           ----------
                                                                                5,324
                                                                           ----------
TOTAL COMMON STOCKS (COST $46,527)                                             54,235
                                                                           ----------
MONEY MARKET FUND (1.4%)
Federated Prime Value Obligations Fund,
Cl I                                                             769,982          770
                                                                           ----------
TOTAL MONEY MARKET FUND (COST $770)                                               770
                                                                           ----------
TOTAL INVESTMENTS (COST $47,297) (a) - 100.5%                                  55,005
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%                                   (259)
                                                                           ----------
NET ASSETS - 100.0%                                                        $   54,746
                                                                           ==========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $47,383 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation ..................   $ 9,537
Unrealized Depreciation ..................    (1,915)
                                             -------
Unrealized Appreciation (Depreciation) ...   $ 7,622
                                             =======

ADR - American Depository Receipt
Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
INTERNATIONAL EQUITY FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES         VALUE
                                                            ------------   ----------
FOREIGN COMMON STOCKS (94.8%)
AUSTRALIA (4.4%)
Alumina Ltd.                                                     151,549   $      760
Australia & New Zealand Banking                                  408,068        8,061
Group Ltd.
Babcock & Brown Ltd.                                              63,215        1,019
BHP Billiton Ltd.                                                 39,143          843
CSR Ltd.                                                         652,379        1,624
Downer EDI Ltd.                                                  682,445        3,772
Leighton Holdings Ltd.                                           324,099        4,177
OneSteel Ltd. (b)                                                278,085          841
Promina Group Ltd.                                             1,397,700        5,836
QBE Insurance Group Ltd.                                          51,703          787
Rinker Group Ltd.                                                 57,354          698
Rio Tinto Group Ltd. (b)                                         138,606        8,011
St. George Bank Ltd. (b)                                          97,549        2,126
Westpac Banking Corp.                                            346,659        5,995
                                                                           ----------
                                                                               44,550
                                                                           ----------
BELGIUM (0.5%)
Fortis                                                           142,705        4,858
                                                                           ----------
DENMARK (0.5%)
Danske Bank A/S                                                  121,799        4,637
                                                                           ----------
FINLAND (1.8%)
Fortum Corp.                                                     225,237        5,761
Nokia Corp., Cl A                                                597,053       12,187
                                                                           ----------
                                                                               17,948
                                                                           ----------
FRANCE (10.9%)
Air France-KLM (b)                                                99,124        2,330
Atos Origin SA *                                                  47,594        3,113
AXA (b)                                                          286,291        9,395
BNP Paribas                                                      139,157       13,320
BNP Paribas                                                          304           29
Bouygues SA                                                       29,444        1,514
Compagnie de Saint-Gobain (b)                                     62,825        4,491
Credit Agricole SA                                               158,470        6,029
France Telecom SA                                                256,487        5,514
Lafarge SA (b)                                                    60,737        7,624
PSA Peugeot Citroen SA (b)                                        38,843        2,417
Sanofi-Aventis                                                    80,108        7,817
Schneider Electric SA (b)                                         50,835        5,299
Societe Generale (b)                                              63,754        9,377
SUEZ SA (b)                                                      200,954        8,353
TOTAL SA                                                         137,958        9,078
VINCI SA                                                          71,597        7,376
Vivendi Universal SA (b)                                         222,586        7,800
                                                                           ----------
                                                                              110,876
                                                                           ----------
GERMANY (7.2%)
Adidas-Salomon AG                                                108,284        5,214
Allianz AG                                                        56,421        8,907
BASF AG                                                           97,898        7,855
Bayer AG                                                          42,820        1,970

Continental AG                                                    60,384        6,180
Deutsche Bank AG                                                  57,227        6,438
Deutsche Telekom AG                                              348,891        5,609
E.ON AG                                                           85,062        9,790
MAN AG                                                            81,290        5,893
PUMA Rudolf Dassler Sport AG                                      12,641        4,919
SAP AG                                                            19,841        4,184
ThyssenKrupp AG (b)                                              203,640        6,954
                                                                           ----------
                                                                               73,913
                                                                           ----------
HONG KONG (1.4%)
BOC Hong Kong Holdings Ltd.                                    1,234,000        2,415
China Mobile Ltd.                                                701,000        4,007
CLP Holdings Ltd.                                                347,500        2,034
CNOOC Ltd.                                                     3,991,538        3,187
Guoco Group Ltd.                                                 252,000        2,982
                                                                           ----------
                                                                               14,625
                                                                           ----------
IRELAND (0.9%)
Anglo Irish Bank Corp. PLC                                       270,927        4,227
CRH PLC                                                          166,839        5,424
                                                                           ----------
                                                                                9,651
                                                                           ----------
ITALY (2.0%)
Banca Intesa SpA                                               1,109,137        6,497
Benetton Group SpA                                               195,164        2,915
Eni SpA (b)                                                      362,559       10,678
                                                                           ----------
                                                                               20,090
                                                                           ----------
JAPAN (23.4%)
Aisin Seiki Co. Ltd.                                             108,500        3,224
Brother Industries Ltd.                                          278,000        2,741
Canon, Inc.                                                      213,450       10,466
Central Japan Railway Co.                                            612        6,098
Daicel Chemical Industries Ltd.                                  648,300        5,298
Daiichi Sankyo Co. Ltd.                                           81,300        2,238
Daiwa Securities Group, Inc.                                     593,000        7,069
DENSO Corp.                                                      110,900        3,625
East Japan Railway Co.                                               266        1,976
Fujitsu Ltd.                                                     213,000        1,651
Honda Motor Co. Ltd.                                             270,200        8,572
Ibiden Co. Ltd.                                                   87,000        4,182
ITOCHU Corp.                                                     664,000        5,832
Japan Tobacco, Inc.                                                1,080        3,936
KDDI Corp.                                                           639        3,926
Keisei Electric Railway Co. Ltd.                                 240,000        1,355
Kitz Corp.                                                       415,000        3,148
Komatsu Ltd.                                                     308,000        6,124
Kubota Corp.                                                     270,000        2,560
Makita Corp.                                                     156,400        4,948
Matsushita Electric Industrial Co. Ltd.                          291,000        6,142
Mitsubishi Tokyo Financial Group,                                    384        5,370
Inc.
Mitsui Fudosan Co. Ltd.                                          198,000        4,300
Mitsui Trust Holdings, Inc.                                      164,000        1,971
Mizuho Financial Group, Inc.                                       1,566       13,263
NGK Spark Plug Co. Ltd.                                          212,000        4,261
Nihon Parkerizing Co. Ltd.                                       110,000        1,787
Nikko Cordial Corp. (b)                                          119,300        1,526
Nintendo Co. Ltd. (b)                                             11,800        1,980
Nippon Telegraph & Telephone Corp.                                 1,431        7,016
NSK Ltd.                                                         459,000        3,807
Okinawa Electric Power Co., Inc.                                  77,600        4,639
(The)

ORIX Corp.                                                        24,720        6,038
Ricoh Co. Ltd.                                                   252,000        4,944
Sankyo Co. Ltd.                                                   64,000        4,066
Sega Sammy Holdings, Inc.                                        123,000        4,558
Shin-Etsu Chemical Co. Ltd.                                       72,900        3,963
Sumitomo Chemical Co. Ltd.                                       243,000        2,026
Sumitomo Corp.                                                   586,000        7,728
Sumitomo Electric Industries Ltd.                                116,900        1,712
Sumitomo Metal Industries Ltd.                                 1,632,000        6,732
Sumitomo Mitsui Financial Group,                                     999       10,565
Inc.
Takeda Pharmaceutical Co. Ltd.                                   162,500       10,113
Tokyo Electron Ltd.                                               28,574        1,998
Tokyo Ohka Kogyo Co. Ltd.                                        129,400        3,308
Tokyo Steel Manufacturing Co. Ltd.                               135,400        2,964
Toyota Motor Corp.                                               319,400       16,722
Tsubakimoto Chain Co.                                              3,000           20
Yamaha Motor Co. Ltd.                                            154,000        4,024
Yamatake Corp.                                                   113,900        2,767
                                                                           ----------
                                                                              239,279
                                                                           ----------
NETHERLANDS (3.6%)
ABN AMRO Holding NV                                              337,698        9,238
Akzo Nobel NV                                                     97,539        5,259
ASML Holding NV *                                                 84,663        1,715
Heineken NV                                                      134,329        5,695
ING Groep NV                                                     272,381       10,705
Royal KPN NV                                                     326,696        3,673
                                                                           ----------
                                                                               36,285
                                                                           ----------
NEW ZEALAND (0.5%)
Fletcher Building Ltd.                                           950,110        5,294
                                                                           ----------
NORWAY  (2.0%)
DNB NOR ASA (b)                                                  258,660        3,211
Norsk Hydro ASA                                                  215,908        5,725
Orkla ASA                                                        151,555        7,028
Telenor ASA                                                      345,886        4,183
                                                                           ----------
                                                                               20,147
                                                                           ----------
PORTUGAL (0.2%)
Energias de Portugal SA                                          606,389        2,381
                                                                           ----------
SINGAPORE (0.4%)
United Overseas Bank Ltd.                                        413,354        4,075
                                                                           ----------
SPAIN (2.2%)
Banco Santander Central Hispano SA                               633,766        9,256
(b)
Endesa SA (b)                                                     71,525        2,487
Repsol YPF SA (b)                                                213,539        6,115
Telefonica SA                                                    248,195        4,133
                                                                           ----------
                                                                               21,991
                                                                           ----------
SWEDEN (2.9%)
Alfa Laval AB                                                    126,114        3,778
Autoliv, Inc.                                                     38,295        2,156
Nordea Bank AB                                                   210,928        2,521
Sandvik AB                                                       372,635        4,338
Svenska Handelsbanken AB, Cl A                                   119,929        3,092
Swedish Match AB                                                 395,111        6,371
Telefonaktiebolaget LM Ericsson                                2,298,356        7,603
                                                                           ----------
                                                                               29,859
                                                                           ----------
SWITZERLAND (6.2%)
Credit Suisse Group                                              204,412       11,440
Nestle SA                                                         41,399       13,007

Novartis AG                                                      263,314       14,261
Roche Holding Ltd.                                                53,179        8,794
UBS AG                                                            69,289        7,597
Zurich Financial Services                                         35,424        7,768
                                                                           ----------
                                                                               62,867
                                                                           ----------
THAILAND (0.1%)
Delta Electronics PCL                                          2,628,700        1,138
                                                                           ----------
UNITED KINGDOM (23.7%)
Anglo American PLC                                               250,110       10,257
AstraZeneca PLC                                                  248,341       14,988
Aviva PLC                                                        598,083        8,465
AWG PLC                                                          246,477        5,460
Barclays PLC                                                     873,883        9,929
Barratt Developments PLC                                         152,868        2,680
BHP Billiton PLC                                                 481,903        9,347
Bodycote International PLC                                     1,046,330        4,900
BP PLC                                                         1,615,220       18,830
Bradford & Bingley PLC                                           375,833        3,230
British Airways PLC *                                            883,421        5,599
British American Tobacco PLC                                     349,325        8,797
BT Group PLC                                                   1,834,866        8,117
CRH PLC                                                           24,306          792
First Choice Holidays PLC                                        561,446        2,375
GlaxoSmithKline PLC                                              546,969       15,282
HBOS PLC                                                         504,480        8,768
HSBC Holdings PLC                                              1,240,302       21,820
National Grid PLC                                                518,301        5,606
Royal & Sun Alliance Insurance Group                           1,838,268        4,572
PLC
Royal Bank of Scotland Group PLC                                 385,981       12,689
(The)
Royal Dutch Shell PLC, Cl A                                      517,456       17,413
Royal Dutch Shell PLC, Cl B                                      287,770       10,062
Scottish & Newcastle PLC                                         313,170        2,952
Taylor Woodrow PLC                                               386,604        2,388
Tomkins PLC                                                      989,177        5,263
Vodafone Group PLC                                             5,593,327       11,919
WH Smith PLC                                                     491,547        4,426
WPP Group PLC                                                    496,684        6,011
                                                                           ----------
                                                                              242,937
                                                                           ----------
TOTAL FOREIGN COMMON STOCKS (COST $782,146)                                   967,401
                                                                           ----------
FOREIGN PREFERRED STOCK (0.8%)
GERMANY (0.8%)
Fresenius AG, 1.510%                                              24,980        4,159
ProSiebenSat.1 Media AG, 0.840%                                  150,772        3,764
                                                                           ----------
TOTAL FOREIGN PREFERRED STOCK (COST $8,067)                                     7,923
                                                                           ----------
RIGHTS (0.0%)
FRANCE (0.0%)
AXA, expiring 07/03/06                                           286,291          242
                                                                           ----------
TOTAL RIGHTS (COST $0)                                                            242
                                                                           ----------
SHORT-TERM INVESTMENTS (10.0%)
Brown Brothers Harriman & Co.,                                20,227,826       20,228
Cayman Islands Cash Sweep
CSFB Enhanced Liquidity Portfolio (c)                         81,991,530       81,991
                                                                           ----------

TOTAL SHORT-TERM INVESTMENTS (COST $102,219)                                  102,219
                                                                           ----------
TOTAL INVESTMENTS (COST $892,432) (a) - 105.6%                              1,077,785
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.6)%                                (57,364)
                                                                           ----------
NET ASSETS - 100.0%                                                        $1,020,421
                                                                           ==========

----------
*  Non-income producing security.

(a) Cost for federal income tax purposes is $898,878 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $186,866
Unrealized Depreciation..................     (7,959)
                                            --------
Unrealized Appreciation (Depreciation)...   $178,907
                                            ========

(b) This security or a partial position of the security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 in thousands was $80,401.

(c) This security was purchased with cash collateral held from securities lending.

Cl  - Class
PLC - Public Limited Company
PCL - Public Company Limited

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

The investment concentrations for the International Equity Fund as a percentage of net assets, by industry, as of June 30, 2006, were as follows (unaudited):

Consumer Discretionary       10.7%
Consumer Staples              4.7
Energy                        7.6
Financials                   28.6
Health Care                   7.6
Industrials                  10.6
Information Technology        5.7
Materials                     9.6
Short - Term Investments     10.0
Telecommunication Services    5.8
Utilities                     4.5

STI CLASSIC EQUITY FUNDS
INTERNATIONAL EQUITY INDEX FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES        VALUE
                                                            ------------   ---------
COMMON STOCK (0.0%)
UNITED STATES (0.0%)
Ship Finance International Ltd.                                    4,300   $       74
                                                                           ----------
TOTAL COMMON STOCK (COST $73)                                                      74
                                                                           ----------
FOREIGN COMMON STOCKS (92.7%)
AUSTRALIA (3.6%)
Alumina Ltd.                                                      63,113          316
Amcor Ltd.                                                        48,118          239
AMP Ltd.                                                          99,292          673
Aristocrat Leisure Ltd.                                           22,596          216
Australia & New Zealand Banking Group Ltd.                        86,626        1,712
Australian Gas Light Co.                                          33,400          434
AXA Asia Pacific Holdings Ltd.                                    55,893          260
BHP Billiton Ltd.                                                170,250        3,669
BlueScope Steel Ltd.                                              45,870          271
Boral Ltd.                                                        39,864          241
Brambles Industries Ltd. (b)                                      57,353          469
Centro Properties Group                                           54,208          269
Coca-Cola Amatil Ltd.                                             52,906          279
Coles Myer Ltd.                                                   67,703          571
Commonwealth Bank of Australia                                    61,961        2,045
Computershare Ltd.                                                33,134          193
CSL Ltd.                                                          10,412          416
CSR Ltd.                                                          88,300          220
Foster's Group Ltd.                                              109,599          445
GPT Group                                                         83,559          269
Insurance Australia Group Ltd.                                    87,026          346
John Fairfax Holdings Ltd.                                        82,219          229
Lend Lease Corp. Ltd.                                             27,713          288
Lion Nathan Ltd.                                                  39,384          228
Macquarie Bank Ltd.                                               13,308          682
Macquarie Goodman Group                                           71,645          319
Macquarie Infrastructure Group                                   157,769          394
Mirvac Group Ltd.                                                 90,741          293
National Australia Bank Ltd.                                      78,410        2,049
Newcrest Mining Ltd.                                              18,422          288
Orica Ltd.                                                        18,249          324
Origin Energy Ltd.                                                63,473          347
Patrick Corp. Ltd.                                                48,304          319
Perpetual Ltd.                                                     5,205          283
QBE Insurance Group Ltd.                                          41,431          631
Rinker Group Ltd.                                                 46,966          572
Rio Tinto Group Ltd. (b)                                          12,892          745
Santos Ltd.                                                       46,285          416
Sonic Healthcare Ltd.                                             23,530          248
Stockland Trust Group                                             99,741          520
Suncorp-Metway Ltd.                                               39,016          561
TABCORP Holdings Ltd. (b)                                         30,565          345
Telstra Corp. Ltd. (b)                                           113,153          309
Toll Holdings Ltd.                                                21,760          227

Transurban Group                                                  61,523          318
Wesfarmers Ltd.                                                   21,452          563
Westfield Group                                                   71,524          921
Westpac Banking Corp.                                             80,750        1,397
Woodside Petroleum Ltd.                                           26,781          875
Woolworths Ltd.                                                   58,428          875
WorleyParsons Ltd.                                                15,824          236
Zinifex Ltd.                                                      33,046          246
                                                                           ----------
                                                                               29,601
                                                                           ----------
AUSTRIA (1.5%)
BETandWIN.com Interactive Entertainment AG *                       4,357          345
BOHLER-UDDEHOLM AG                                                13,240          724
Erste Bank der oesterreichischen Sparkassen AG                    36,107        2,032
Flughafen Wien AG                                                  3,519          269
Immofinanz Immobilien Anlagen AG *                                59,027          655
Meinl European Land Ltd. *                                        41,086          837
OMV AG (b)                                                        32,971        1,963
Raiffeisen International Bank-Holding AG (b)                       7,383          641
RHI AG *                                                           6,822          221
Telekom Austria AG                                                78,670        1,752
Verbund AG                                                        21,060        1,013
voestalpine AG (b)                                                 5,156          783
Wiener Staedtische Allgemeine Versicherung AG                      6,465          380
Wienerberger AG                                                   14,658          696
                                                                           ----------
                                                                               12,311
                                                                           ----------
BELGIUM (1.8%)
Agfa-Gevaert NV                                                   14,463          350
Barco NV                                                           2,315          214
Belgacom SA                                                       16,346          542
Delhaize Group                                                     9,428          654
Dexia Group (b)                                                   62,853        1,511
Fortis                                                           129,492        4,409
Groep Colruyt                                                      2,158          337
Groupe Bruxelles Lambert SA                                        8,276          867
InBev                                                             20,550        1,008
KBC Bank & Insurance Holding Co. NV                               20,403        2,189
Mobistar SA                                                        4,281          340
NV Bekaert SA (b)                                                  1,916          184
NV Umicore SA                                                      2,992          399
Omega Pharma NV                                                    3,029          212
Solvay SA                                                          6,566          755
UCB SA                                                            10,877          588
                                                                           ----------
                                                                               14,559
                                                                           ----------
DENMARK (1.2%)
A.P. Moller-Maersk A/S                                               144        1,121
Bang & Olufsen A/S, Cl B                                           1,910          211
Carlsberg A/S, Cl B                                                4,500          329
Coloplast A/S, Cl B                                                3,444          256
Danisco A/S                                                        6,059          442
Danske Bank A/S                                                   49,068        1,868
DSV A/S                                                            3,150          527
FLS Industries A/S                                                 6,450          243
GN Store Nord A/S (b)                                             30,900          355
H. Lundbeck A/S                                                    9,200          210
Jyske Bank A/S *                                                   7,675          445

Novo Nordisk A/S, Cl B                                            30,987        1,974
Novozymes A/S, Cl B                                                6,020          407
Sydbank A/S                                                        8,300          275
Topdanmark A/S *                                                   2,500          349
Trygvesta A/S                                                      3,700          231
Vestas Wind Systems A/S *                                         25,038          685
William Demant Holding *                                           4,307          322
                                                                           ----------
                                                                               10,250
                                                                           ----------
FINLAND (0.9%)
Cargotec Corp., Cl B                                               5,572          244
Fortum Corp.                                                      23,613          604
Kone Oyj, Cl B                                                     6,824          284
Metso Corp.                                                        8,000          290
Neste Oil Oyj                                                     11,003          388
Nokia Corp., Cl A                                                187,100        3,818
Sampo PLC, Cl A                                                   22,152          423
Stora Enso Oyj                                                    30,006          419
Tietoenator Oyj (d)                                                    9            0
UPM-Kymmene Corp.                                                 24,900          537
                                                                           ----------
                                                                                7,007
                                                                           ----------
FRANCE (10.2%)
Accor                                                             15,469          941
Air France-KLM (b)                                                 9,858          232
Alcatel *                                                        107,593        1,365
Alstom *                                                           8,791          803
Atos Origin SA *                                                   6,051          396
AXA                                                              111,921        3,673
BNP Paribas                                                       64,910        6,214
Bouygues SA                                                       15,726          809
Business Objects SA *                                              9,093          248
Cap Gemini SA                                                     10,296          588
Carrefour SA (b)                                                  45,679        2,678
Casino Guichard-Perrachon SA (b)                                   4,093          311
CNP Assurances SA (b)                                              2,791          265
Compagnie de Saint-Gobain (b)                                     23,440        1,676
Compagnie Generale des Etablissements Michelin (b)                11,341          682
Credit Agricole SA                                                44,088        1,677
Dassault Systemes SA * (b)                                         4,961          266
Essilor International SA                                           8,425          848
Euronext Paris SA                                                  9,442          885
European Aeronautic Defence & Space Co. Eads NV                   25,610          736
France Telecom SA                                                132,901        2,857
Gaz de France (b)                                                 15,234          511
Gecina SA                                                          2,652          347
Groupe Danone (b)                                                 17,810        2,263
Hermes International (b)                                           6,030          533
Imerys                                                             2,567          205
Klepierre                                                          3,764          436
L'Air Liquide Prime Fidelite                                       1,069          208
L'Air Liquide SA (b)                                               6,815        1,327
L'Oreal SA (b)                                                    21,924        2,071
Lafarge SA (b)                                                    12,674        1,591
Lagardere SCA                                                      9,455          698
LVMH Moet Hennessy Louis Vuitton SA                               18,282        1,814
M6 Metropole Television                                            6,690          209
Neopost SA (b)                                                     3,160          360
PagesJaunes SA                                                     9,191          289
Pernod Ricard (b)                                                  5,718        1,133

Pinault-Printemps-Redoute SA                                       4,848          618
PSA Peugeot Citroen SA                                            12,175          758
Publicis Groupe SA (b)                                            11,170          431
Renault SA                                                        14,073        1,512
Sagem SA                                                          14,584          317
Sanofi-Aventis (b)                                                77,937        7,605
Schneider Electric SA                                             17,246        1,798
Societe BIC                                                        4,498          291
Societe Generale                                                  25,954        3,817
Societe Television Francaise 1                                    10,468          341
Sodexho Alliance SA                                                8,825          424
SUEZ SA                                                           79,138        3,289
Technip SA                                                        10,636          589
Thales                                                             7,264          284
Thomson * (b)                                                     22,625          374
TOTAL SA                                                         168,997       11,120
Unibail Holding                                                    4,490          783
Valeo SA (b)                                                       6,474          231
Vallourec SA (b)                                                     599          720
Veolia Environnement SA (b)                                       26,887        1,390
VINCI SA                                                          15,454        1,592
Vivendi Universal SA                                              89,925        3,151
Zodiac SA                                                          3,745          211
                                                                           ----------
                                                                               83,791
                                                                           ----------
GERMANY (12.5%)
Adidas-Salomon AG                                                 29,180        1,405
Allianz AG                                                        54,471        8,600
ALTANA AG                                                         10,379          580
BASF AG                                                           72,907        5,850
Bayer AG                                                          91,678        4,219
Beiersdorf AG                                                      3,127          472
Bilfinger Berger AG                                                4,179          227
Celesio AG                                                         5,699          518
Commerzbank AG                                                    83,663        3,038
Continental AG                                                    18,701        1,914
DaimlerChrysler AG                                               127,033        6,265
Deutsche Bank AG                                                  69,687        7,839
Deutsche Boerse AG                                                15,491        2,113
Deutsche Lufthansa AG                                             33,938          626
Deutsche Post AG                                                   3,502           92
Deutsche Post AG                                                  88,032        2,365
Deutsche Postbank AG (b)                                           8,404          604
Deutsche Telekom AG                                              380,678        6,120
Douglas Holding AG                                                 6,789          313
E.ON AG                                                           86,881       10,000
Heidelberger Druckmaschinen AG                                     7,176          329
Hochtief AG                                                        7,402          413
Hypo Real Estate Holding AG                                       20,765        1,259
Infineon Technologies AG *                                       102,738        1,143
IVG Immobilien AG                                                  9,793          301
Karstadt Quelle AG * (b)                                          12,195          321
Linde AG                                                          11,717          903
MAN AG                                                            18,906        1,370
Merck KGaA *                                                       7,575          690
METRO AG                                                          19,882        1,128
MLP AG                                                            10,855          223
Muenchener Rueckversicherungs AG                                  27,277        3,728
PUMA Rudolf Dassler Sport AG                                       1,959          762
Rheinmetall AG                                                     4,751          331
RWE AG                                                            58,428        4,865
Salzgitter AG                                                      4,966          419
SAP AG                                                            30,798        6,495

Siemens AG                                                       113,130        9,846
Solarworld AG                                                      5,252          330
Suedzucker AG (b)                                                 10,745          239
ThyssenKrupp AG                                                   52,034        1,777
TUI AG (b)                                                        32,991          654
Volkswagen AG (b)                                                 23,766        1,666
Wincor Nixdorf AG                                                  1,850          235
                                                                           ----------
                                                                              102,587
                                                                           ----------
GREECE (1.1%)
Alpha Bank SA                                                     47,216        1,177
Coca-Cola HBC                                                     13,800          411
Cosmote Mobile Telecommunications SA                              18,300          412
EFG Eurobank Ergasias SA                                          27,996          776
Emporiki Bank of Greece SA *                                      13,604          471
Germanos SA                                                       10,220          244
Hellenic Petroleum SA                                             19,180          255
Hellenic Technodomiki Tev SA                                      26,180          252
Hellenic Telecommunications Organization SA *                     38,430          846
National Bank of Greece SA                                        31,789        1,256
OPAP SA                                                           28,800        1,042
Piraeus Bank SA                                                   30,000          714
Public Power Corp. SA                                             15,540          368
Titan Cement Co. SA                                                6,180          290
Viohalco SA                                                       18,180          166
                                                                           ----------
                                                                                8,680
                                                                           ----------
HONG KONG (0.8%)
Bank of East Asia Ltd.                                           115,929          477
BOC Hong Kong Holdings Ltd.                                      159,500          312
Cheung Kong Holdings Ltd.                                         61,000          661
CLP Holdings Ltd.                                                 64,100          375
Esprit Holdings Ltd.                                              44,500          363
Foxconn International Holdings Ltd. *                             97,000          207
Hang Seng Bank Ltd.                                               27,400          348
Henderson Land Development Co. Ltd.                               54,000          281
Hong Kong & China Gas Co. Ltd. (The)                             166,237          365
Hong Kong Exchanges & Clearing Ltd.                               58,000          373
Hongkong Electric Holdings Ltd.                                   64,000          290
Hutchison Whampoa Ltd.                                            80,080          730
Li & Fung Ltd.                                                   147,400          298
Link REIT (The) *                                                104,000          208
New World Development Co. Ltd.                                   169,000          279
PCCW Ltd. (d)                                                        326            0
Sun Hung Kai Properties Ltd.                                      55,600          567
Swire Pacific Ltd.                                                51,500          532
Wharf Holdings Ltd. (The)                                         84,000          299
                                                                           ----------
                                                                                6,965
                                                                           ----------
IRELAND (1.2%)
Allied Irish Banks PLC                                            78,799        1,892
Bank of Ireland                                                   32,464          837
Bank of Ireland                                                   81,104        1,447
C&C Group PLC                                                     30,100          261
CRH PLC                                                           47,236        1,536
DCC PLC                                                           11,376          274
DEPFA Bank PLC                                                    51,754          860
Eircom Group PLC                                                  75,684          210

Elan Corp. PLC *                                                  20,896          347
Grafton Group PLC                                                 28,278          356
Independent News & Media PLC (d)                                     154            0
Independent News & Media PLC                                      81,378          238
Irish Life & Permanent PLC                                        28,797          685
Kerry Group PLC                                                    6,179          133
Kerry Group PLC, Cl A                                              6,213          191
Kingspan Group PLC                                                14,621          255
Ryanair Holdings PLC *                                            26,051          236
                                                                           ----------
                                                                                9,758
                                                                           ----------
ITALY (8.8%)
Alleanza Assicurazioni SpA (b)                                    63,112          715
Arnoldo Mondadori Editore SpA (b)                                 27,901          269
Assicurazioni Generali SpA                                       158,085        5,758
Autogrill SpA                                                     20,663          318
Autostrade SpA (b)                                                47,610        1,338
Banca Fideuram SpA                                                63,129          367
Banca Intesa SpA                                                 162,593          883
Banca Intesa SpA                                                 663,023        3,884
Banca Monte dei Paschi di Siena SpA (b)                          190,669        1,146
Banca Popolare di Milano Scarl SpA (b)                            77,251          985
Banche Popolari Unite SpA                                         59,259        1,533
Banco Popolare di Verona e Novara Scrl SpA                        65,082        1,744
Benetton Group SpA                                                14,363          215
Bulgari SpA (b)                                                   29,964          340
Capitalia SpA                                                    302,915        2,485
Enel SpA (b)                                                     713,553        6,151
Eni SpA (b)                                                      438,138       12,904
Fiat SpA * (b)                                                    94,809        1,262
Finmeccanica SpA (b)                                              48,561        1,078
Fondiaria - Sai SpA                                               13,510          552
Gruppo Editoriale L'Espresso SpA (b)                              44,146          236
Italcementi SpA                                                   12,881          326
Lottomatica SpA                                                   10,926          414
Luxottica Group SpA (b)                                           24,211          658
Mediaset SpA                                                     132,571        1,563
MEDIOBANCA - Banca di Credito Finanziario SpA (b)                 81,330        1,592
Mediolanum SpA (b)                                                53,219          374
Pirelli & C. SpA                                                 567,648          494
Sanpaolo IMI SpA                                                 188,808        3,339
Seat Pagine Gialle SpA (b)                                       851,278          396
Snam Rete Gas SpA                                                152,456          670
Telecom Italia RNC SpA                                         1,008,050        2,604
Telecom Italia SpA                                             1,812,561        5,048
Terna SpA (b)                                                    195,944          522
Tiscali SpA * (b)                                                 63,228          188
UniCredito Italiano SpA                                        1,308,284       10,240
                                                                           ----------
                                                                               72,591
                                                                           ----------
JAPAN (22.2%)
77 Bank Ltd.                                                      33,000          230
Acom Co. Ltd.                                                      5,950          323
Advantest Corp.                                                    5,800          591
AEON Co. Ltd.                                                     40,700          893
AEON Credit Service Co. Ltd.                                       9,000          219
Aiful Corp.                                                        5,800          310
Aisin Seiki Co. Ltd.                                              13,700          407
Ajinomoto Co., Inc.                                               44,000          487
All Nippon Airways Co. Ltd.                                       55,000          212

Alps Electric Co. Ltd.                                            17,800          222
Amada Co. Ltd.                                                    31,000          325
Ariake Japan Co. Ltd.                                                 40            1
Asahi Breweries Ltd.                                              30,400          427
Asahi Glass Co. Ltd.                                              64,000          812
Asahi Kasei Corp.                                                 88,000          575
Astellas Pharma, Inc.                                             36,861        1,353
Bank of Fukuoka Ltd. (The) (b)                                    49,000          373
Bank of Yokohama Ltd. (The)                                       90,000          696
Benesse Corp.                                                      6,100          211
Bridgestone Corp.                                                 41,900          807
Canon, Inc.                                                       69,600        3,412
Casio Computer Co. Ltd.                                           20,300          388
Central Japan Railway Co.                                            103        1,026
Chiba Bank Ltd. (The)                                             61,000          570
Chubu Electric Power Co., Inc.                                    40,900        1,105
Chugai Pharmaceutical Co. Ltd.                                    21,200          433
Citizen Watch Co. Ltd.                                            36,100          327
Credit Saison Co. Ltd.                                            12,600          597
CSK Corp.                                                          5,900          269
Dai Nippon Printing Co. Ltd.                                      45,000          696
Daiichi Sankyo Co. Ltd.                                           50,325        1,385
Daikin Industries Ltd.                                            16,600          576
Daimaru, Inc. (The)                                               20,000          265
Dainippon Ink & Chemicals, Inc.                                   67,000          251
Daito Trust Construction Co. Ltd.                                  6,900          382
Daiwa House Industry Co. Ltd.                                     36,000          576
Daiwa Securities Group, Inc.                                      88,000        1,049
Denki Kagaku Kogyo KK                                             49,000          204
DENSO Corp.                                                       33,200        1,085
Dentsu, Inc.                                                         146          403
DOWA Mining Co. Ltd.                                              25,000          221
East Japan Railway Co.                                               221        1,642
Eisai Co. Ltd.                                                    17,600          792
Electric Power Development Co. Ltd.                               11,320          431
FANUC Ltd.                                                        12,000        1,078
Fast Retailing Co. Ltd.                                            4,000          327
Fuji Electric Co. Ltd.                                            49,000          257
Fuji Photo Film Co. Ltd.                                          32,800        1,101
Fujikura Ltd.                                                     30,000          331
Fujitsu Ltd.                                                     130,000        1,008
Furukawa Electric Co. Ltd. (The)                                  52,000          336
Gunma Bank Ltd. (The)                                             42,000          312
Hirose Electric Co. Ltd.                                           2,700          328
Hitachi Chemical Co. Ltd.                                          9,500          249
Hitachi Ltd.                                                     226,000        1,493
Hokkaido Electric Power Co., Inc.                                 11,600          275
Hokuhoku Financial Group, Inc.                                    96,000          401
Honda Motor Co. Ltd.                                             101,400        3,217
Hoya Corp.                                                        29,400        1,046
Ibiden Co. Ltd.                                                   10,200          490
INPEX Holdings, Inc. *                                                42          371
Isetan Co. Ltd.                                                   16,200          276
Ishikawajima-Harima Heavy Industries Co. Ltd.                     94,000          297
ITOCHU Corp.                                                     108,000          949
Japan Real Estate Investment Corp.                                    35          312
Japan Retail Fund Investment Corp.                                    36          283
Japan Tobacco, Inc.                                                  306        1,115
JFE Holdings, Inc.                                                37,375        1,584
JGC Corp.                                                         18,000          310
Joyo Bank Ltd. (The)                                              60,300          366

JSR Corp.                                                         13,900          351
Kajima Corp.                                                      76,000          349
Kamigumi Co. Ltd.                                                 28,000          213
Kaneka Corp.                                                      25,000          227
Kansai Electric Power Co., Inc. (The)                             44,300          991
Kansai Paint Co. Ltd.                                             24,000          192
Kao Corp.                                                         34,000          890
Kawasaki Heavy Industries Ltd.                                   102,000          343
Kawasaki Kisen Kaisha Ltd. (b)                                    48,000          278
KDDI Corp.                                                           167        1,026
Keihin Electric Express Railway Co. Ltd. (b)                      42,000          297
Keio Electric Railway Co. Ltd.                                    52,000          337
Keyence Corp.                                                      2,760          705
Kinki Nippon Railway Co. Ltd.                                    132,250          442
Kirin Brewery Co. Ltd.                                            55,000          865
Kobe Steel Ltd.                                                  200,000          626
Kokuyo Co. Ltd.                                                   13,700          229
Komatsu Ltd.                                                      60,000        1,193
Konami Corp.                                                       8,900          196
Konica Minolta Holdings, Inc.                                     39,000          493
Kubota Corp.                                                      75,000          711
Kuraray Co. Ltd.                                                  29,000          324
Kurita Water Industries Ltd.                                      12,400          255
Kyocera Corp.                                                     11,300          875
Kyowa Hakko Kogyo Co. Ltd.                                        29,000          195
Kyushu Electric Power Co., Inc.                                   24,300          565
Lawson, Inc.                                                       5,500          200
Leopalace21 Corp.                                                 10,000          345
Mabuchi Motor Co. Ltd. (b)                                         3,500          209
Makita Corp.                                                       9,900          313
Marubeni Corp.                                                   107,000          570
Marui Co. Ltd.                                                    25,300          394
Matsushita Electric Industrial Co. Ltd.                          127,880        2,699
Matsushita Electric Works Ltd.                                    24,000          267
Millea Holdings, Inc.                                                 95        1,768
Minebea Co. Ltd.                                                  39,000          212
Mitsubishi Chemical Holdings Corp.                                86,000          537
Mitsubishi Corp.                                                  90,000        1,797
Mitsubishi Electric Corp.                                        130,000        1,042
Mitsubishi Estate Co. Ltd.                                        76,000        1,614
Mitsubishi Gas Chemical Co., Inc.                                 30,000          344
Mitsubishi Heavy Industries Ltd.                                 219,000          946
Mitsubishi Logistics Corp.                                        14,000          219
Mitsubishi Materials Corp.                                        75,000          320
Mitsubishi Rayon Co. Ltd. (b)                                     42,000          342
Mitsubishi Tokyo Financial Group, Inc.                               570        7,972
Mitsui & Co. Ltd.                                                105,000        1,483
Mitsui Chemicals, Inc.                                            53,000          346
Mitsui Engineering & Shipbuilding Co. Ltd.                        73,000          223
Mitsui Fudosan Co. Ltd.                                           57,000        1,238
Mitsui Mining & Smelting Co. Ltd.                                 49,000          289
Mitsui O.S.K. Lines Ltd. (b)                                      85,000          578
Mitsui Sumitomo Insurance Co. Ltd.                                80,340        1,009
Mitsui Trust Holdings, Inc.                                       40,000          481
Mitsukoshi Ltd. (b)                                               39,000          178
Mizuho Financial Group, Inc.                                         633        5,361
Murata Manufacturing Co. Ltd.                                     14,200          922
Namco Bandai Holdings, Inc.                                       20,050          305
NEC Corp.                                                        140,000          746

NGK Insulators Ltd.                                               25,000          292
NGK Spark Plug Co. Ltd.                                           15,000          302
Nidec Corp.                                                        8,000          573
Nikko Cordial Corp.                                               59,500          761
Nikon Corp. (b)                                                   22,000          384
Nintendo Co. Ltd.                                                  6,800        1,141
Nippon Building Fund, Inc. (b)                                        37          359
Nippon Electric Glass Co. Ltd.                                    17,000          341
Nippon Express Co. Ltd.                                           70,000          378
Nippon Meat Packers, Inc.                                         16,000          185
Nippon Mining Holdings, Inc.                                      60,500          509
Nippon Oil Corp.                                                  93,000          679
Nippon Sheet Glass Co. Ltd. (b)                                   38,000          211
Nippon Steel Corp.                                               406,000        1,536
Nippon Telegraph & Telephone Corp.                                   344        1,687
Nippon Unipac Holding                                                 75          307
Nippon Yusen KK                                                   84,000          546
Nissan Chemical Industries Ltd.                                   16,000          199
Nissan Motor Co. Ltd.                                            148,900        1,627
Nisshin Seifun Group, Inc.                                        18,300          204
Nisshin Steel Co. Ltd.                                            82,000          264
Nissin Food Products Co. Ltd.                                      7,300          258
Nitto Denko Corp.                                                 11,500          819
NOK Corp.                                                          9,200          267
Nomura Holdings, Inc.                                            116,100        2,176
Nomura Research Institute Ltd. (b)                                 2,200          272
NSK Ltd.                                                          37,000          307
NTN Corp.                                                         37,000          293
NTT DATA Corp.                                                        97          420
NTT DoCoMo, Inc.                                                   1,238        1,818
Obayashi Corp.                                                    52,000          358
Odakyu Electric Railway Co. Ltd. (b)                              61,000          393
Oji Paper Co. Ltd. (b)                                            59,000          336
Olympus Corp.                                                     18,000          481
OMRON Corp.                                                       18,600          474
Onward Kashiyama Co. Ltd.                                         14,000          215
Oriental Land Co. Ltd.                                             4,800          270
ORIX Corp.                                                         5,780        1,412
Osaka Gas Co. Ltd.                                               144,000          463
Pioneer Corp.                                                     16,300          263
Promise Co. Ltd.                                                   6,950          403
Rakuten, Inc.                                                        415          247
Resona Holdings, Inc.                                                314          991
Ricoh Co. Ltd.                                                    47,000          922
ROHM Co. Ltd.                                                      7,800          697
Sankyo Co. Ltd.                                                    4,600          292
SANYO Electric Co. Ltd. * (b)                                    132,000          285
SBI Holdings, Inc.                                                   506          223
Secom Co. Ltd.                                                    15,000          709
Sega Sammy Holdings, Inc.                                         11,704          434
Seiko Epson Corp. (b)                                              9,700          264
Sekisui Chemical Co. Ltd.                                         38,000          328
Sekisui House Ltd.                                                35,000          481
Seven & I Holdings Co. Ltd.                                       53,740        1,771
Sharp Corp.                                                       69,000        1,090
Shimamura Co. Ltd.                                                 2,000          219
Shimano, Inc.                                                      8,300          254
Shimizu Corp. (b)                                                 51,000          286
Shin-Etsu Chemical Co. Ltd.                                       25,500        1,386
Shinsei Bank Ltd.                                                 74,000          469
Shionogi & Co. Ltd.                                               24,000          428
Shiseido Co. Ltd.                                                 27,000          530

Shizuoka Bank Ltd. (The) (b)                                      48,000          519
Showa Denko KK                                                    85,000          378
Showa Shell Sekiyu KK (b)                                         19,100          224
Skylark Co. Ltd. (b)                                              10,300          225
SMC Corp.                                                          3,900          552
Softbank Corp. (b)                                                50,000        1,121
Sompo Japan Insurance, Inc.                                       58,000          811
Sony Corp.                                                        66,200        2,922
Stanley Electric Co. Ltd.                                         14,400          297
Sumitomo Chemical Co. Ltd.                                       103,000          859
Sumitomo Corp.                                                    75,000          989
Sumitomo Electric Industries Ltd.                                 48,500          710
Sumitomo Heavy Industries Ltd.                                    44,000          407
Sumitomo Metal Industries Ltd.                                   277,000        1,143
Sumitomo Metal Mining Co. Ltd.                                    39,000          509
Sumitomo Mitsui Financial Group, Inc.                                393        4,156
Sumitomo Realty & Development Co. Ltd.                            27,000          665
Sumitomo Trust & Banking Co. Ltd. (The)                           89,000          972
Suruga Bank Ltd.                                                  21,000          283
Suzuken Co. Ltd.                                                   6,400          254
T&D Holdings, Inc.                                                15,750        1,273
Taiheiyo Cement Corp.                                             70,000          258
Taisei Corp.                                                      78,000          285
Taisho Pharmaceutical Co. Ltd.                                    12,000          235
Taiyo Yuden Co. Ltd.                                              16,000          203
Takashimaya Co. Ltd. (b)                                          23,000          289
Takeda Pharmaceutical Co. Ltd.                                    57,700        3,590
Takefuji Corp.                                                     8,500          507
TDK Corp.                                                          9,200          700
Teijin Ltd.                                                       65,000          412
Terumo Corp.                                                      13,100          437
THK Co. Ltd.                                                       9,700          289
Tobu Railway Co. Ltd.                                             78,000          372
Toho Co. Ltd.                                                     14,400          288
Tohoku Electric Power Co., Inc.                                   28,300          621
Tokyo Electric Power Co., Inc. (The)                              71,900        1,986
Tokyo Electron Ltd.                                               11,500          804
Tokyo Gas Co. Ltd.                                               149,000          702
Tokyu Corp.                                                       77,000          450
TonenGeneral Sekiyu KK (b)                                        29,000          298
Toppan Printing Co. Ltd.                                          44,000          498
Toray Industries, Inc.                                            92,000          798
Toshiba Corp.                                                    199,000        1,299
Tosoh Corp.                                                       46,000          183
Tostem Inax Holding Corp.                                         19,012          400
TOTO Ltd.                                                         23,700          227
Toyo Seikan Kaisha Ltd.                                           13,600          247
Toyobo Co. Ltd.                                                   74,000          210
Toyota Industries Corp.                                           12,000          474
Toyota Motor Corp.                                               185,100        9,691
Trend Micro, Inc.                                                  7,500          253
Ube Industries Ltd.                                               88,000          255
Uni-Charm Corp.                                                    4,200          232
UNY Co. Ltd.                                                      16,000          236
Ushio, Inc.                                                       12,600          266
USS Co. Ltd.                                                       2,960          196
Wacoal Corp.                                                      16,000          224
West Japan Railway Co.                                               129          536
Yahoo Japan Corp.                                                  1,079          571
Yakult Honsha Co. Ltd.                                            10,700          291

Yamada Denki Co. Ltd.                                              5,900          602
Yamaha Corp.                                                      15,300          287
Yamaha Motor Co. Ltd.                                             14,300          374
Yamato Transport Co. Ltd.                                         29,000          515
Yokogawa Electric Corp.                                           20,400          291
                                                                           ----------
                                                                              181,748
                                                                           ----------
LUXEMBOURG (0.2%)
Arcelor SA (b)                                                    41,115        1,984
                                                                           ----------
NETHERLANDS (3.0%)
ABN AMRO Holding NV                                              121,454        3,322
AEGON NV                                                          96,609        1,652
Akzo Nobel NV                                                     17,663          952
ASML Holding NV *                                                 34,793          705
Fugro NV                                                           6,000          259
Hagemeyer NV *                                                    43,224          200
Heineken NV                                                       14,738          625
ING Groep NV                                                     125,166        4,918
QIAGEN NV *                                                       22,416          304
Randstad Holding NV                                                3,853          226
Reed Elsevier NV                                                  43,203          650
Rodamco Europe NV                                                  3,388          332
Royal Ahold NV *                                                 109,634          952
Royal DSM NV                                                       9,916          413
Royal KPN NV                                                     131,885        1,483
Royal Numico NV                                                   12,293          552
Royal Philips Electronics NV                                      83,026        2,594
SBM Offshore NV                                                   12,700          338
TPG NV                                                            27,283          976
Unilever NV                                                      111,246        2,522
Vedior NV                                                         13,551          285
Wolters Kluwer NV                                                 20,556          486
                                                                           ----------
                                                                               24,746
                                                                           ----------
NEW ZEALAND (0.5%)
Auckland International Airport Ltd.                              334,300          442
Contact Energy Ltd.                                               77,603          336
Fisher & Paykel Appliances Holdings                               95,674          269
Ltd.
Fisher & Paykel Healthcare Corp. Ltd.                            162,014          425
Fletcher Building Ltd.                                           107,531          599
Kiwi Income Property Trust                                       320,778          268
Sky City Entertainment Group Ltd.                                123,264          405
Telecom Corp. of New Zealand Ltd. (b)                            390,887          962
                                                                           ----------
                                                                                3,706
                                                                           ----------
NORWAY (1.4%)
Acergy SA *                                                       25,100          382
Det Norske Oljeselskap ASA *                                      95,200          191
DNB NOR ASA (b)                                                   93,740        1,164
Frontline Ltd. (b)                                                 8,400          314
Norsk Hydro ASA                                                   95,600        2,536
Norske Skogindustrier ASA                                         24,150          354
Orkla ASA                                                         26,600        1,233
Petoleum Geo-Services ASA *                                        7,134          402
Petrojarl ASA *                                                    7,134           47
Schibsted ASA (b)                                                 10,600          283
SeaDrill Ltd. *                                                   21,000          277
Statoil ASA                                                       82,500        2,340
Storebrand ASA                                                    36,600          378
Tandberg ASA                                                          94            1

Telenor ASA                                                      102,400        1,238
Tomra Systems ASA (b)                                             27,950          227
Yara International ASA (b)                                        30,840          411
                                                                           ----------
                                                                               11,778
                                                                           ----------
PORTUGAL (1.0%)
Banco BPI SA                                                     100,190          761
Banco Comercial Portugues SA                                     435,400        1,236
Banco Espirito Santo SA                                           42,412          572
Brisa-Auto-estradas de Portugal SA                                81,666          852
CIMPOR-Cimentos de Portugal, SGPS, SA                             50,980          340
Energias de Portugal SA                                          328,079        1,288
Jeronimo Martins, SGPS, SA                                        13,411          229
Keppel Corp. Ltd.                                                 39,000          362
Portugal Telecom, SGPS, SA                                       149,098        1,800
PT Multimedia-Servicos de Telecomunicacoes e Multimedia,          22,010          255
SGPS, SA
Sonae, SGPS, SA                                                  263,119          394
                                                                           ----------
                                                                                8,089
                                                                           ----------
SINGAPORE (0.5%)
Capitaland Ltd.                                                   89,000          253
City Developments Ltd.                                            41,000          242
DBS Group Holdings Ltd.                                           59,467          681
Oversea-Chinese Banking Corp. Ltd.                               129,700          541
Singapore Airlines Ltd.                                           31,000          249
Singapore Press Holdings Ltd.                                    120,750          314
Singapore Telecommunications Ltd.                                298,580          479
United Overseas Bank Ltd.                                         63,000          621
United Overseas Land Ltd.                                        139,300          252
Venture Corp. Ltd.                                                30,000          201
                                                                           ----------
                                                                                3,833
                                                                           ----------
SPAIN (5.8%)
Abertis Infraestructuras SA (b)                                   25,626          600
Acciona SA                                                         3,405          529
Acerinox SA (b)                                                   25,226          437
Actividades de Construccion y Servicios SA (ACS)                  26,279        1,096
Altadis SA                                                        30,882        1,460
Antena 3 de Television SA                                         12,294          281
Banco Bilbao Vizcaya Argentaria SA                               356,107        7,323
Banco Popular Espanol SA                                          91,455        1,363
Banco Santander Central Hispano SA (b)                           629,380        9,192
Cintra Concesiones de Infraestructuras de Transporte SA           27,641          361
Corporacion Mapfre SA                                             15,213          281
Ebro Puleva SA (b)                                                16,201          333
Endesa SA (b)                                                     99,742        3,468
Fadesa Inmobiliaria SA                                             7,484          257
Fomento de Construcciones y Contratas SA                           5,350          407
Gamesa Corporacion Tecnologica SA                                 22,098          474
Gas Natural SDG SA (b)                                            20,023          611
Grupo Ferrovial SA                                                 7,714          589
Iberdrola SA (b)                                                  86,956        2,995
Iberia Lineas Aereas de Espana SA (b)                             94,195          243
Indra Sistemas SA                                                 19,673          386
Industria de Diseno Textil SA (b)                                 25,038        1,056
Inmobiliaria Colonial SA                                           4,720          375

Metrovacesa SA (b)                                                 6,916          624
Promotora de Informaciones SA (b)                                 14,588          234
Repsol YPF SA (b)                                                100,920        2,890
Sacyr Vallehermoso Group SA (b)                                   14,335          479
Sociedad General de Aguas de Barcelona SA, Cl A                   10,872          302
Telefonica Publicidad e Informacion SA                            26,688          289
Telefonica SA                                                    481,195        8,013
Union Fenosa SA (b)                                               20,860          807
Zeltia SA (b)                                                     34,645          255
                                                                           ----------
                                                                               48,010
                                                                           ----------
SWEDEN (1.6%)
ASSA ABLOY AB                                                     17,600          296
Atlas Copco AB, Cl A                                              21,700          603
Atlas Copco AB, Cl B                                              15,541          404
Boliden AB                                                        18,400          339
Electrolux AB, Ser B                                              17,900          259
Getinge AB, Cl B                                                  14,200          242
H&M Hennes & Mauritz AB                                           23,900          927
Husqvarna AB, Cl B *                                              17,900          216
Nordea Bank AB                                                   115,000        1,375
Sandvik AB                                                        57,500          669
Scania AB, Cl B                                                    5,727          260
Securitas AB, Cl B                                                21,000          403
Skandinaviska Enskilda Banken AB                                  27,200          648
Skanska AB, Cl B                                                  25,100          387
SKF AB, Cl B                                                      27,400          432
SSAB Svenskt Stal AB, Ser A                                       11,400          227
Svenska Cellulosa AB ACA                                           8,500          351
Svenska Handelsbanken AB, Cl A                                    26,800          691
Swedish Match AB                                                  23,600          381
Tele2 AB, Cl B (b)                                                24,500          248
Telefonaktiebolaget LM Ericsson                                  810,800        2,683
TeliaSonera AB                                                   104,500          594
Volvo AB, Cl A                                                     5,557          268
Volvo AB, Cl B                                                    11,550          568
                                                                           ----------
                                                                               13,471
                                                                           ----------
SWITZERLAND (1.9%)
ABB Ltd.                                                          42,045          547
Adecco SA (b)                                                      3,943          233
Compagnie Financiere Richemont SA                                 11,282          517
Credit Suisse Group                                               24,737        1,384
Holcim Ltd.                                                        4,211          323
Nestle SA                                                          7,744        2,434
Nobel Biocare Holding AG *                                           865          205
Novartis AG                                                       43,878        2,377
Roche Holding Ltd.                                                13,800        2,282
STMicroelectronics NV                                             53,967          869
Swiss Reinsurance Co.                                              7,499          524
Swisscom AG (b)                                                      772          254
Syngenta AG *                                                      2,815          374
UBS AG                                                            21,070        2,310
Xstrata PLC                                                       16,344          620
Zurich Financial Services                                          3,083          676
                                                                           ----------
                                                                               15,929
                                                                           ----------
UNITED KINGDOM (11.0%)
3i Group PLC                                                      24,974          416
Alliance UniChem PLC                                              12,525          237
AMVESCAP PLC                                                      34,094          312
Anglo American PLC                                                46,810        1,920

AstraZeneca PLC                                                   52,406        3,163
Aviva PLC                                                         82,121        1,162
BAA PLC                                                           39,046          674
BAE Systems PLC                                                  112,355          768
Barclays PLC                                                     212,607        2,416
Barratt Developments PLC                                          11,879          208
BG Group PLC                                                     118,488        1,583
BHP Billiton PLC                                                  80,980        1,571
BOC Group PLC (The)                                               15,762          461
Boots Group PLC                                                   21,296          303
BP PLC                                                           678,674        7,911
Brambles Industries PLC                                           34,279          273
British American Tobacco PLC                                      50,725        1,277
British Land Co. PLC (The)                                        21,472          501
British Sky Broadcasting Group PLC                                45,640          484
BT Group PLC                                                     284,839        1,260
Bunzl PLC                                                         30,585          349
Burberry Group PLC                                                26,473          210
Cadbury Schweppes PLC                                             69,488          670
Capita Group PLC (The)                                            33,355          285
Carnival PLC                                                       7,013          286
Centrica PLC                                                     120,130          634
Compass Group PLC                                                 85,307          414
Corus Group PLC                                                   35,478          299
Daily Mail & General Trust PLC                                    19,072          217
Diageo PLC                                                        90,015        1,514
Dixons Group PLC                                                  82,208          290
Elan Corp. PLC *                                                  18,086          298
EMAP PLC                                                          14,387          227
Enterprise Inns PLC                                               16,127          283
Friends Provident PLC                                             76,822          254
Gallaher Group PLC                                                25,629          400
GKN PLC                                                           36,074          182
GlaxoSmithKline PLC                                              189,611        5,297
GUS PLC                                                           31,602          564
Hammerson PLC                                                     16,989          372
Hanson PLC                                                        25,000          303
Hays PLC                                                          72,491          181
HBOS PLC                                                         129,034        2,243
HSBC Holdings PLC                                                360,083        6,335
ICAP PLC                                                          25,085          231
Imperial Chemical Industries PLC                                  48,410          325
Imperial Tobacco Group PLC                                        24,474          755
InterContinental Hotels Group PLC                                 16,574          290
International Power PLC                                           62,672          330
ITV PLC                                                          174,542          349
J Sainsbury PLC                                                   58,013          359
Johnson Matthey PLC                                               10,122          248
Kelda Group PLC                                                   24,763          351
Kingfisher PLC                                                    96,258          424
Land Securities Group PLC                                         17,875          593
Legal & General Group PLC                                        204,165          484
Liberty International PLC                                         16,465          324
Lloyds TSB Group PLC                                             188,532        1,853
Man Group PLC                                                     11,407          537
Marks & Spencer Group PLC                                         59,702          648
Mitchells & Butlers PLC                                           31,322          299
National Grid PLC                                                 83,774          906
Next PLC                                                           9,555          288
Old Mutual PLC                                                   179,031          540
Pearson PLC                                                       32,051          436
Persimmon PLC                                                     11,625          265

Provident Financial PLC                                           20,451          233
Prudential PLC                                                    82,965          937
Punch Taverns PLC                                                 12,598          204
Reckitt Benckiser PLC                                             20,066          749
Reed Elsevier PLC                                                 40,925          413
Rentokil Initial PLC                                              96,633          279
Reuters Group PLC                                                 53,433          380
Rio Tinto PLC                                                     34,527        1,825
Rolls-Royce Group PLC, Cl B                                    2,973,310            6
Rolls-Royce PLC                                                   65,807          504
Royal & Sun Alliance Insurance Group PLC                         123,009          306
Royal Bank of Scotland Group PLC (The)                           105,183        3,458
Royal Dutch Shell PLC, Cl A                                      129,410        4,355
Royal Dutch Shell PLC, Cl B                                       90,399        3,161
SABMiller PLC                                                     30,620          552
Sage Group PLC (The)                                              65,479          279
Scottish & Newcastle PLC                                          33,242          313
Scottish & Southern Energy PLC                                    31,147          663
Scottish Power PLC                                                73,628          794
Scottish Power PLC, Cl B *                                           216            1
Severn Trent PLC                                                  16,074          348
Slough Estates PLC                                                26,485          299
Smith & Nephew PLC                                                39,890          307
Smiths Group PLC                                                  22,415          369
Tate & Lyle PLC                                                   23,905          268
Tesco PLC                                                        259,399        1,602
Tomkins PLC                                                       39,274          209
Unilever PLC (b)                                                  41,039          923
United Business Media PLC                                         16,626          199
United Utilities PLC                                              33,365          396
Vodafone Group PLC                                             2,022,360        4,310
Whitbread PLC                                                     11,556          249
William Hill Organization Ltd.                                    20,301          235
Wolseley PLC                                                      24,242          535
WPP Group PLC                                                     45,503          551
Yell Group PLC                                                    32,812          310
                                                                           ----------
                                                                               90,364
                                                                           ----------
TOTAL FOREIGN COMMON STOCKS (COST $540,220)                                   761,758
                                                                           ----------
FOREIGN PREFERRED STOCKS (0.6%)
GERMANY (0.5%)
Fresenius Medical Care AG, 1.230%                                  9,344        1,068
Henkel KGaA, Vorzug, 1.360%                                        8,052          921
Porsche AG, 5.000%                                                 1,191        1,154
ProSiebenSat.1 Media AG, 0.840%                                   12,482          312
RWE AG, 1.750%                                                     5,555          418
Volkswagen AG, 1.210%                                             15,594          782
                                                                           ----------
                                                                                4,655
                                                                           ----------
ITALY (0.1%)
Compagnia Assicuratrice Unipol SpA                               151,019          439
                                                                           ----------
TOTAL FOREIGN PREFERRED STOCKS (COST $3,396)                                    5,094
                                                                           ----------
EXCHANGE TRADED FUNDS (1.8%)
iShares MSCI EAFE Index Fund (b)                                 137,732        8,982
iShares MSCI Germany Index Fund                                   55,376        1,270
iShares MSCI Italy Index Fund                                     62,610        1,831
iShares MSCI Japan Index Fund (b)                                175,400        2,392
                                                                           ----------
TOTAL EXCHANGE TRADED FUNDS (COST $13,413)                                     14,475
                                                                           ----------

RIGHTS (0.0%)
FRANCE (0.0%)
AXA, expiring 07/03/06                                           111,921           95
                                                                           ----------
SINGAPORE (0.0%)
Linde AG, expiring 07/11/06                                       11,717           45
                                                                           ----------
TOTAL RIGHTS (COST $0)                                                            140
                                                                           ----------
SHORT-TERM INVESTMENTS (13.2%)
Brown Brothers Harriman & Co.,                                20,060,906       20,061
Cayman Islands Cash Sweep
CSFB Enhanced Liquidity Portfolio (c)                         88,673,851       88,674
                                                                           ----------
TOTAL SHORT-TERM INVESTMENTS (COST $108,735)                                  108,735
                                                                           ----------
TOTAL INVESTMENTS (COST $665,837) (a) - 108.3%                                890,276
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.3)%                                (68,389)
                                                                           ----------
NET ASSETS - 100.0%                                                        $  821,887
                                                                           ==========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $686,835 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation .................   $218,887
Unrealized Depreciation .................    (15,446)
                                            --------
Unrealized Appreciation (Depreciation) ..   $203,441
                                            ========

(b) This security or a partial position of the security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 in thousands was $99,050.

(c) This security was purchased with cash collateral held from securities lending.

(d)  Market value is less than one thousand dollars.

Cl - Class
PLC - Public Limited Company
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

The investment concentrations for the International Equity Index Fund as a percentage of net assets, by industry, as of June 30, 2006, were as follows (unaudited):

Consumer Discretionary       11.3%
Consumer Staples              5.4
Energy                        6.7
Financials                   29.0
Health Care                   5.0
Industrials                  10.6
Information Technology        5.3
Materials                     7.8
Short - Term Investments     15.0
Telecommunication Services    5.7
Utilities                     6.5

STI CLASSIC EQUITY FUNDS
LARGE CAP QUANTITATIVE EQUITY FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES         VALUE
                                                            ------------   ----------
COMMON STOCKS (99.4%)
CONSUMER DISCRETIONARY (5.6%)
Best Buy Co., Inc.                                                20,376   $    1,117
Big Lots, Inc. *                                                  66,253        1,132
Circuit City Stores, Inc.                                         40,731        1,109
Coach, Inc. *                                                     38,019        1,137
Dillard's, Inc., Cl A                                             35,399        1,127
Home Depot, Inc. (The)                                            30,855        1,104
Kohl's Corp. *                                                    19,142        1,132
Limited Brands, Inc.                                              44,030        1,127
Lowe's Cos., Inc.                                                 18,068        1,096
News Corp., Cl A                                                  58,176        1,116
Nordstrom, Inc.                                                   31,154        1,136
Office Depot, Inc. *                                              29,411        1,118
OfficeMax, Inc.                                                   27,880        1,136
Sherwin-Williams Co. (The)                                        23,729        1,127
Staples, Inc.                                                     45,399        1,104
Starbucks Corp. *                                                 29,628        1,119
                                                                           ----------
                                                                               17,937
                                                                           ----------
CONSUMER STAPLES (4.5%)
Alberto-Culver Co.                                                43,706        2,129
Coca-Cola Enterprises, Inc.                                      105,350        2,147
Constellation Brands, Inc., Cl A *                                80,016        2,000
Pepsi Bottling Group, Inc. (The)                                  65,246        2,098
Procter & Gamble Co. (The)                                        36,842        2,048
SUPERVALU, Inc.                                                   68,660        2,108
Wal-Mart Stores, Inc.                                             43,219        2,082
                                                                           ----------
                                                                               14,612
                                                                           ----------
ENERGY (18.5%)
Chevron Corp.                                                    158,310        9,825
ConocoPhillips                                                   149,863        9,821
Hess Corp.                                                       187,919        9,932
Nabors Industries Ltd. *                                         294,726        9,958
Occidental Petroleum Corp.                                        96,689        9,915
Valero Energy Corp.                                              149,500        9,945
                                                                           ----------
                                                                               59,396
                                                                           ----------
FINANCIALS (30.6%)
Allstate Corp. (The)                                             128,952        7,058
Ambac Financial Group, Inc.                                       87,272        7,078
Bear Stearns & Co., Inc.                                          50,533        7,079
Capital One Financial Corp.                                       81,182        6,937
Chubb Corp. (The)                                                141,478        7,060
Goldman Sachs Group, Inc. (The)                                   46,316        6,967
Hartford Financial Services Group, Inc. (The)                     83,413        7,057
Lehman Brothers Holdings, Inc.                                   109,155        7,111
Lincoln National Corp.                                           125,152        7,064
Loews Corp.                                                      199,712        7,080

MetLife, Inc.                                                    138,956        7,116
Morgan Stanley                                                   112,725        7,125
SAFECO Corp.                                                     126,750        7,141
St. Paul Travelers Cos., Inc. (The)                              157,926        7,040
                                                                           ----------
                                                                               98,913
                                                                           ----------
HEALTH CARE (6.6%)
Amgen, Inc. *                                                     29,488        1,924
Applera Corp.- Applied Biosystems                                 58,206        1,883
Group
Baxter International, Inc.                                        51,982        1,911
Becton, Dickinson & Co.                                           31,517        1,927
Hospira, Inc. *                                                   44,748        1,921
King Pharmaceuticals, Inc. *                                     115,853        1,969
Merck & Co., Inc.                                                 53,488        1,948
Schering-Plough Corp.                                            102,003        1,941
UnitedHealth Group, Inc.                                          42,650        1,910
Waters Corp. *                                                    43,100        1,914
WellPoint, Inc. *                                                 26,351        1,918
                                                                           ----------
                                                                               21,166
                                                                           ----------
INDUSTRIALS (22.7%)
Boeing Co. (The)                                                  87,257        7,147
CSX Corp.                                                        104,657        7,372
Cummins, Inc.                                                     60,834        7,436
Goodrich Corp.                                                   182,472        7,352
Lockheed Martin Corp.                                            101,518        7,283
Norfolk Southern Corp.                                           137,765        7,332
PACCAR, Inc.                                                      88,235        7,269
Raytheon Co.                                                     163,557        7,290
Ryder System, Inc.                                               123,673        7,226
Union Pacific Corp.                                               79,116        7,355
                                                                           ----------
                                                                               73,062
                                                                           ----------
INFORMATION TECHNOLOGY (8.6%)
Agilent Technologies, Inc. *                                      67,073        2,117
Applied Materials, Inc.                                          127,702        2,079
BMC Software, Inc. *                                              89,063        2,129
Broadcom Corp., Cl A *                                            68,932        2,071
Ciena Corp. *                                                    470,704        2,264
Comverse Technology, Inc. *                                      104,939        2,075
Corning, Inc. *                                                   88,503        2,141
Freescale Semiconductor, Inc., Cl B *                             71,328        2,097
Google, Inc., Cl A *                                               5,058        2,121
Hewlett-Packard Co.                                               65,984        2,090
Molex, Inc.                                                       62,882        2,111
PMC-Sierra, Inc. *                                               238,809        2,245
Teradyne, Inc. *                                                 149,997        2,089
                                                                           ----------
                                                                               27,629
                                                                           ----------
MATERIALS (2.3%)
PPG Industries, Inc.                                             110,891        7,319
                                                                           ----------
TOTAL COMMON STOCKS (COST $311,094)                                           320,034
                                                                           ----------
MONEY MARKET FUND (1.2%)
Federated Prime Value Obligations Fund, Cl I                   3,769,045        3,769
                                                                           ----------
TOTAL MONEY MARKET FUND (COST $3,769)                                           3,769
                                                                           ----------
TOTAL INVESTMENTS (COST $314,863) (a) - 100.6%                                323,803
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%                                 (1,976)
                                                                           ----------
NET ASSETS - 100.0%                                                        $  321,827
                                                                           ==========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $316,643 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation .................   $11,898
Unrealized Depreciation .................    (4,738)
                                            -------
Unrealized Appreciation (Depreciation) ..   $ 7,160
                                            =======

Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LARGE CAP RELATIVE VALUE FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES         VALUE
                                                            ------------   ----------
COMMON STOCKS (98.6%)
CONSUMER DISCRETIONARY (8.5%)
Abercrombie & Fitch Co., Cl A                                    250,000   $   13,858
Advance Auto Parts, Inc.                                         500,000       14,450
CBS Corp., Cl B                                                  800,000       21,640
Lowe's Cos., Inc. (b)                                            275,000       16,684
McDonald's Corp.                                                  40,000        1,344
NIKE, Inc., Cl B (b)                                             200,000       16,200
Target Corp.                                                     225,000       10,996
Time Warner, Inc.                                              1,300,000       22,490
Walt Disney Co. (The) (b)                                        500,000       15,000
                                                                           ----------
                                                                              132,662
                                                                           ----------
CONSUMER STAPLES (10.2%)
Anheuser-Busch Cos., Inc. (b)                                    400,000       18,236
Archer Daniels Midland Co.                                       400,000       16,512
ConAgra Foods, Inc.                                              725,000       16,030
Diageo PLC ADR (b)                                               290,000       19,590
General Mills, Inc.                                              400,000       20,663
PepsiCo, Inc.                                                    200,000       12,008
Procter & Gamble Co. (The)                                       275,000       15,290
Unilever PLC ADR (b)                                             700,000       15,778
Wal-Mart Stores, Inc. (b)                                        400,000       19,268
Wm. Wrigley Jr. Co. (b)                                          125,000        5,567
                                                                           ----------
                                                                              159,042
                                                                           ----------
ENERGY (10.0%)
Baker Hughes, Inc. (b)                                           275,000       22,509
Cameron International Corp. *                                    300,000       14,331
Chevron Corp. (b)                                                575,000       35,684
ConocoPhillips                                                   375,000       24,574
Exxon Mobil Corp.                                                370,000       22,700
Royal Dutch Shell PLC ADR, Cl A (b)                              300,000       20,094
Transocean, Inc. * (b)                                           200,000       16,064
                                                                           ----------
                                                                              155,956
                                                                           ----------
FINANCIALS (24.6%)
American Express Co.                                              35,000        1,863
American International Group, Inc. (b)                           375,000       22,144
Ameriprise Financial, Inc.                                       525,000       23,451
Bank of America Corp.                                            700,000       33,669
Berkshire Hathaway, Inc., CL B * (b)                               7,500       22,823
Cincinnati Financial Corp.                                       400,000       18,804
CIT Group, Inc. (b)                                              400,000       20,916
Citigroup, Inc.                                                  650,000       31,355
Fifth Third Bancorp (b)                                          400,000       14,780
Genworth Financial, Inc., Cl A (b)                               600,000       20,904
Goldman Sachs Group, Inc. (The) (b)                              110,000       16,547
Morgan Stanley                                                   350,000       22,124
New York Community Bancorp, Inc. (b)                           1,300,000       21,463
Principal Financial Group, Inc. (b)                              400,000       22,260
State Street Corp.                                               200,000       11,618

U.S. Bancorp                                                     550,000       16,984
UBS AG                                                           200,000       21,940
Wachovia Corp. (b)                                               370,000       20,010
Wells Fargo & Co.                                                300,000       20,124
                                                                           ----------
                                                                              383,779
                                                                           ----------
HEALTH CARE (12.1%)
Abbott Laboratories                                              400,000       17,444
Amgen, Inc. *                                                    225,000       14,677
Becton, Dickinson & Co.                                          325,000       19,867
Boston Scientific Corp. * (b)                                  1,500,000       25,260
Bristol-Myers Squibb Co. (b)                                     600,000       15,516
Eli Lilly & Co. (b)                                              300,000       16,581
Johnson & Johnson                                                300,000       17,976
Medtronic, Inc.                                                  250,000       11,730
Pfizer, Inc.                                                   1,500,000       35,204
WellPoint, Inc. *                                                200,000       14,554
                                                                           ----------
                                                                              188,809
                                                                           ----------
INDUSTRIALS (11.0%)
3M Co. (b)                                                       300,000       24,231
Cendant Corp.                                                    570,536        9,294
Dover Corp.                                                      450,000       22,244
Emerson Electric Co.                                             175,000       14,667
General Electric Co.                                             800,000       26,367
Goodrich Corp.                                                   500,000       20,145
Illinois Tool Works, Inc.                                        275,000       13,063
Ingersoll-Rand Co. Ltd., Cl A                                    600,000       25,668
R.R. Donnelley & Sons Co.                                        525,000       16,774
                                                                           ----------
                                                                              172,453
                                                                           ----------
INFORMATION TECHNOLOGY (11.3%)
Accenture Ltd., Cl A                                             800,000       22,656
Applied Materials, Inc. (b)                                    1,200,000       19,536
Automatic Data Processing, Inc.                                   25,000        1,134
Cisco Systems, Inc. *                                            500,000        9,765
First Data Corp.                                                 500,000       22,520
Hewlett-Packard Co.                                              550,000       17,424
Intel Corp.                                                    1,200,000       22,739
International Business Machines Corp.                            175,000       13,444
Microsoft Corp.                                                  700,000       16,310
Nokia Corp. ADR (b)                                            1,000,000       20,260
Texas Instruments, Inc.                                          350,000       10,602
                                                                           ----------
                                                                              176,390
                                                                           ----------
MATERIALS (3.2%)
E.I. du Pont de Nemours & Co. (b)                                400,000       16,640
Praxair, Inc.                                                    300,000       16,200
Sonoco Products Co.                                              550,000       17,408
                                                                           ----------
                                                                               50,248
                                                                           ----------
TELECOMMUNICATION SERVICES (3.6%)
ALLTEL Corp. (b)                                                 275,000       17,553
BellSouth Corp.                                                  500,000       18,100
Vodafone Group PLC ADR                                         1,000,000       21,300
                                                                           ----------
                                                                               56,953
                                                                           ----------
UTILITIES (4.1%)
Edison International                                             600,000       23,400
Entergy Corp.                                                    250,000       17,688
Exelon Corp. (b)                                                 270,000       15,344
SCANA Corp.                                                      200,000        7,716
                                                                           ----------
                                                                               64,148
                                                                           ----------
TOTAL COMMON STOCKS (COST $1,309,906)                                       1,540,443
                                                                           ----------

SHORT-TERM INVESTMENT (18.7%)
CSFB Enhanced Liquidity Portfolio (c)                        292,219,443      292,219
                                                                           ----------
TOTAL SHORT-TERM INVESTMENT (COST $292,219)                                   292,219
                                                                           ----------
MONEY MARKET FUND (0.6%)
Federated Prime Value Obligations                              9,882,515        9,883
                                                                           ----------
Fund, Cl I
TOTAL MONEY MARKET FUND (COST $9,883)                                           9,883
                                                                           ----------
TOTAL INVESTMENTS (COST $1,612,008) (a) - 117.9%                            1,842,542
LIABILITIES IN EXCESS OF OTHER ASSETS - (17.9)%                              (279,142)
                                                                           ----------
NET ASSETS - 100.0%                                                        $1,563,400
                                                                           ==========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $1,615,027 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation .................   $257,259
Unrealized Depreciation .................    (29,744)
                                            --------
Unrealized Appreciation (Depreciation) ..   $227,515
                                            ========

(b) This security or a partial position of the security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 in thousands was $302,443.

(c) This security was purchased with cash collateral held from securities lending.

ADR - American Depository Receipt
Cl - Class
PLC - Public Limited Company

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LARGE CAP VALUE EQUITY FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES         VALUE
                                                            ------------   ---------
COMMON STOCKS (97.5%)
CONSUMER DISCRETIONARY (7.6%)
Advance Auto Parts, Inc.                                         154,800   $    4,474
Borders Group, Inc.                                              226,040        4,173
Federated Department Stores, Inc.                                478,760       17,522
Foot Locker, Inc.                                                307,300        7,525
New York Times Co. (The), Cl A (b)                               291,450        7,152
Pulte Homes, Inc.                                                218,950        6,304
ServiceMaster Co. (The) (b)                                      421,350        4,353
Target Corp. (b)                                                 143,400        7,008
Time Warner, Inc. (b)                                            401,200        6,941
                                                                           ----------
                                                                               65,452
                                                                           ----------
CONSUMER STAPLES (7.2%)
Alberto-Culver Co.                                               178,478        8,695
Colgate-Palmolive Co.                                            288,100       17,257
PepsiCo, Inc.                                                    240,950       14,467
Procter & Gamble Co. (The)                                       262,650       14,603
Sysco Corp. (b)                                                  224,400        6,858
                                                                           ----------
                                                                               61,880
                                                                           ----------
ENERGY (11.7%)
Arch Coal, Inc.                                                  205,450        8,705
Chevron Corp. (b)                                                294,000       18,246
ConocoPhillips                                                   281,000       18,414
Exxon Mobil Corp.                                                395,100       24,239
Marathon Oil Corp.                                               221,500       18,451
Questar Corp.                                                    100,300        8,073
Tidewater, Inc.                                                  102,100        5,023
                                                                           ----------
                                                                              101,151
                                                                           ----------
FINANCIALS (26.4%)
AMB Property Corp. REIT                                           94,400        4,772
American International Group, Inc. (b)                           212,750       12,563
Astoria Financial Corp. (b)                                      226,375        6,893
Bank of America Corp.                                            406,200       19,537
Bank of New York Co., Inc. (The) (b)                             426,550       13,735
Bear Stearns & Co., Inc.                                         122,400       17,146
CIT Group, Inc.                                                  134,950        7,057
Citigroup, Inc. (b)                                              383,129       18,481
Colonial BancGroup, Inc. (The)                                   271,300        6,967
Compass Bancshares, Inc. (b)                                      78,653        4,373
Genworth Financial, Inc., Cl A                                   209,850        7,311
JPMorgan Chase & Co.                                             235,966        9,911
Lincoln National Corp.                                           183,000       10,329
Merrill Lynch & Co., Inc. (b)                                    121,750        8,469
Morgan Stanley                                                   137,550        8,695
Northern Trust Corp.                                             139,200        7,698
ProLogis REIT                                                     92,800        4,837
Torchmark Corp.                                                  117,513        7,135
U.S. Bancorp                                                     307,150        9,485
UCBH Holdings, Inc.                                              271,900        4,497
Wachovia Corp.                                                   332,800       17,998
Washington Mutual, Inc. (b)                                      171,800        7,831

Willis Group Holdings Ltd.                                       133,336        4,280
XL Capital Ltd., Cl A (b)                                        137,500        8,429
                                                                           ----------
                                                                              228,429
                                                                           ----------
HEALTH CARE (8.8%)
Becton, Dickinson & Co.                                          114,130        6,977
Cooper Cos., Inc. (The)                                          143,750        6,367
Health Management Associates, Inc., Cl A (b)                     366,400        7,222
Johnson & Johnson                                                144,300        8,646
PerkinElmer, Inc.                                                219,346        4,584
Pfizer, Inc.                                                     753,800       17,692
Universal Health Services, Inc., Cl B                            140,700        7,072
Wyeth                                                            394,650       17,526
                                                                           ----------
                                                                               76,086
                                                                           ----------
INDUSTRIALS (16.7%)
American Power Conversion Corp. (b)                              305,650        5,957
Cooper Industries Ltd., Cl A                                      91,350        8,488
Emerson Electric Co.                                              89,902        7,535
Empresa Brasileira de Aeronautica SA ADR                         134,812        4,917
Forward Air Corp.                                                128,126        5,219
General Electric Co.                                             555,400       18,305
Honeywell International, Inc.                                    148,100        5,968
Illinois Tool Works, Inc.                                        348,500       16,554
ITT Industries, Inc.                                             315,950       15,640
Pall Corp. (b)                                                   147,981        4,143
Pentair, Inc. (b)                                                181,800        6,216
R.R. Donnelley & Sons Co.                                        192,450        6,149
Rockwell Automation, Inc. (b)                                    125,700        9,052
Simpson Manufacturing Co., Inc. (b)                              132,300        4,769
Union Pacific Corp.                                               75,000        6,972
United Parcel Service, Inc., Cl B                                108,650        8,945
UTI Worldwide, Inc.                                              172,550        4,353
Walter Industries, Inc.                                           92,500        5,333
                                                                           ----------
                                                                              144,515
                                                                           ----------
INFORMATION TECHNOLOGY (4.4%)
Analog Devices, Inc. (b)                                         185,450        5,960
Automatic Data Processing, Inc.                                  170,800        7,745
Diebold, Inc. (b)                                                152,528        6,196
First Data Corp.                                                 167,300        7,535
Harris Corp.                                                     148,025        6,145
Jack Henry & Associates, Inc.                                    225,265        4,429
                                                                           ----------
                                                                               38,010
                                                                           ----------
MATERIALS (4.3%)
Alcoa, Inc.                                                      141,300        4,572
Dow Chemical Co. (The)                                           113,000        4,410
E.I. du Pont de Nemours & Co. (b)                                176,100        7,326
International Flavors & Fragrances, Inc.                         209,213        7,373
Praxair, Inc.                                                    246,050       13,287
                                                                           ----------
                                                                               36,968
                                                                           ----------
TELECOMMUNICATION SERVICES (5.1%)
ALLTEL Corp.                                                     210,986       13,467
AT&T, Inc. (b)                                                   314,350        8,767
Sprint Nextel Corp.                                              432,500        8,646
Verizon Communications, Inc. (b)                                 403,660       13,519
                                                                           ----------
                                                                               44,399
                                                                           ----------
UTILITIES (5.3%)
Dominion Resources, Inc. (b)                                     142,418       10,651

Duke Energy Corp. (b)                                            319,956        9,397
Entergy Corp. (b)                                                153,900       10,888
PPL Corp. (b)                                                    453,744       14,657
                                                                           ----------
                                                                               45,593
                                                                           ----------
TOTAL COMMON STOCKS (COST $763,187)                                           842,483
                                                                           ----------
SHORT-TERM INVESTMENT (18.6%)
CSFB Enhanced Liquidity Portfolio (c)                        160,178,478      160,178
                                                                           ----------
TOTAL SHORT-TERM INVESTMENT (COST $160,178)                                   160,178
                                                                           ----------
MONEY MARKET FUND (3.3%)
Federated Prime Value Obligations                             28,331,733       28,332
                                                                           ----------
Fund, Cl I
TOTAL MONEY MARKET FUND (COST $28,332)                                         28,332
                                                                           ----------
TOTAL INVESTMENTS (COST $951,697) (a) - 119.4%                              1,030,993
LIABILITIES IN EXCESS OF OTHER ASSETS - (19.4)%                              (167,630)
                                                                           ----------
NET ASSETS - 100.0%                                                        $  863,363
                                                                           ==========

----------
(a) Cost for federal income tax purposes is $952,638 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation .................   $ 96,127
Unrealized Depreciation .................    (17,772)
                                            --------
Unrealized Appreciation (Depreciation) ..   $ 78,355
                                            ========

(b) This security or a partial position of the security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 in thousands was $155,828.

(c) This security was purchased with cash collateral held from securities lending.

ADR - American Depository Receipt
Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
MID-CAP EQUITY FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                            OR PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
COMMON STOCKS (96.8%)
CONSUMER DISCRETIONARY (15.3%)
Abercrombie & Fitch Co., Cl A                                     57,253   $    3,174
American Eagle Outfitters, Inc.                                  132,861        4,523
Black & Decker Corp. (The)                                        52,805        4,460
Brinker International, Inc.                                       85,786        3,114
CBS Corp., Cl B                                                   84,059        2,274
Darden Restaurants, Inc.                                         108,145        4,261
Dillard's, Inc., Cl A                                            143,763        4,579
Federated Department Stores, Inc.                                 60,495        2,214
Hilton Hotels Corp.                                              187,970        5,315
J.C. Penney Co., Inc. (b)                                         92,207        6,224
Johnson Controls, Inc.                                            48,645        4,000
Liz Claiborne, Inc.                                              121,901        4,518
Men's Wearhouse, Inc. (The)                                      119,841        3,631
Nordstrom, Inc. (b)                                              159,039        5,804
Omnicom Group, Inc.                                               24,205        2,156
Penn National Gaming, Inc. *                                      56,845        2,204
Polo Ralph Lauren Corp.                                           88,228        4,844
Whirlpool Corp.                                                   35,457        2,931
                                                                           ----------
                                                                               70,226
                                                                           ----------
CONSUMER STAPLES (4.9%)
Archer Daniels Midland Co.                                        55,796        2,303
General Mills, Inc.                                               42,087        2,174
Kroger Co. (The)                                                 101,291        2,214
Loews Corp. - Carolina Group                                      71,823        3,690
Pepsi Bottling Group, Inc. (The)                                 157,340        5,058
Reynolds American, Inc. (b)                                       50,005        5,766
Ruddick Corp.                                                     45,037        1,104
                                                                           ----------
                                                                               22,309
                                                                           ----------
ENERGY (9.2%)
Cameron International Corp. * (b)                                105,662        5,047
Hess Corp. (b)                                                   121,375        6,415
Marathon Oil Corp.                                                83,884        6,989
Murphy Oil Corp.                                                  72,345        4,041
Noble Energy, Inc.                                                96,792        4,536
Pride International, Inc. *                                      122,174        3,815
Tesoro Corp.                                                      68,725        5,110
Valero Energy Corp.                                               87,676        5,832
                                                                           ----------
                                                                               41,785
                                                                           ----------
FINANCIALS (19.4%)
A.G. Edwards, Inc.                                                55,314        3,060
Ambac Financial Group, Inc.                                       41,326        3,352
American Financial Group, Inc. (b)                                74,505        3,196
Arch Capital Group Ltd. *                                         55,341        3,291
Archstone-Smith Trust REIT                                        37,672        1,916
Assurant, Inc.                                                    57,413        2,779
Bear Stearns & Co., Inc.                                          37,376        5,236

Camden Property Trust REIT                                        52,871        3,889
Chubb Corp. (The)                                                 35,049        1,749
CIT Group, Inc.                                                   99,561        5,206
Comerica, Inc.                                                    31,629        1,644
Downey Financial Corp.                                            43,581        2,957
Genworth Financial, Inc., Cl A                                    97,175        3,386
Host Hotels & Resorts, Inc. REIT                                 138,737        3,034
IndyMac Bancorp, Inc.                                             74,202        3,402
iStar Financial, Inc. REIT (b)                                    77,509        2,926
KeyCorp                                                          175,346        6,255
MGIC Investment Corp.                                             56,408        3,667
New Century Financial Corp. REIT                                  89,222        4,082
PMI Group, Inc. (The)                                             76,922        3,429
PNC Financial Services Group, Inc.                                36,369        2,552
ProLogis REIT                                                     85,862        4,475
Radian Group, Inc.                                                58,302        3,602
Raymond James Financial, Inc.                                    118,637        3,591
Simon Property Group, Inc. REIT                                   31,002        2,571
SL Green Realty Corp. REIT                                        34,179        3,742
                                                                           ----------
                                                                               88,988
                                                                           ----------
HEALTH CARE (9.1%)
Applera Corp.- Applied Biosystems                                111,712        3,614
Group
Becton, Dickinson & Co.                                           75,990        4,645
Biogen Idec, Inc. * (b)                                           87,006        4,031
ImClone Systems, Inc. * (b)                                       75,498        2,917
King Pharmaceuticals, Inc. * (b)                                 160,545        2,729
Laboratory Corp. of America Holdings * (b)                        76,770        4,777
Millipore Corp. * (b)                                             40,433        2,547
Mylan Laboratories, Inc.                                         163,004        3,260
Quest Diagnostics, Inc. (b)                                       62,005        3,715
Thermo Electron Corp. *                                          115,895        4,200
Universal Health Services, Inc., Cl B                             98,467        4,950
                                                                           ----------
                                                                               41,385
                                                                           ----------
INDUSTRIALS (14.8%)
Alaska Air Group, Inc. *                                          44,079        1,738
Arrow Electronics, Inc. *                                        131,057        4,220
Crane Co.                                                         71,675        2,982
CSX Corp.                                                         97,248        6,849
Cummins, Inc. (b)                                                 32,797        4,009
Deere & Co.                                                       26,765        2,235
Eaton Corp.                                                       59,030        4,450
Goodrich Corp.                                                    72,853        2,935
Granite Construction, Inc.                                        91,356        4,136
Harsco Corp.                                                      44,074        3,436
Ingersoll-Rand Co. Ltd., Cl A                                     85,686        3,666
L-3 Communications Holdings, Inc.                                 53,101        4,005
Mettler Toledo International, Inc. *                              62,069        3,760
Norfolk Southern Corp.                                            81,692        4,347
Reliance Steel & Aluminum Co.                                     23,026        1,910
Rockwell Automation, Inc. (b)                                     46,807        3,371
Ryder System, Inc.                                                61,638        3,602
Sotheby's Holdings, Inc., Cl A *                                  90,396        2,373
Thomas & Betts Corp. *                                            63,409        3,253
                                                                           ----------
                                                                               67,277
                                                                           ----------
INFORMATION TECHNOLOGY (12.5%)
Accenture Ltd., Cl A                                              79,904        2,263
Advanced Micro Devices, Inc. * (b)                                86,699        2,117
Alliance Data Systems Corp. * (b)                                 90,494        5,324
Cadence Design Systems, Inc. * (b)                               227,668        3,905

Citrix Systems, Inc. *                                           111,566        4,478
Corning, Inc. *                                                   52,891        1,279
Freescale Semiconductor, Inc., Cl B *                            189,696        5,578
Global Payments, Inc. (b)                                        100,083        4,859
Harris Corp.                                                     104,031        4,318
Intuit, Inc. *                                                    58,592        3,538
Lam Research Corp. * (b)                                         112,610        5,250
National Semiconductor Corp.                                     122,778        2,928
NCR Corp. * (b)                                                  126,118        4,621
Tellabs, Inc. * (b)                                              193,726        2,578
Western Digital Corp. *                                          201,272        3,987
                                                                           ----------
                                                                               57,023
                                                                           ----------
MATERIALS (3.8%)
Albemarle Corp. (b)                                               74,986        3,591
FMC Corp.                                                         40,119        2,584
Louisiana-Pacific Corp. (b)                                       88,499        1,938
Nucor Corp.                                                        4,850          263
Rohm & Haas Co.                                                   48,589        2,435
Steel Dynamics, Inc.                                              35,039        2,303
Temple-Inland, Inc.                                               58,139        2,492
United States Steel Corp.                                         23,739        1,665
                                                                           ----------
                                                                               17,271
                                                                           ----------
TELECOMMUNICATION SERVICES (0.8%)
Qwest Communications International,
Inc. * (b)                                                       463,889        3,753
                                                                           ----------
UTILITIES (6.9%)
AES Corp. (The) * (b)                                            151,246        2,790
Alliant Energy Corp.                                             155,282        5,327
American Electric Power Co., Inc.                                151,683        5,195
Edison International                                             105,721        4,123
FirstEnergy Corp.                                                 68,855        3,733
MDU Resources Group, Inc.                                         76,662        2,807
Mirant Corp. *                                                    85,644        2,295
PG&E Corp.                                                       131,833        5,178
                                                                           ----------
                                                                               31,448
                                                                           ----------
TOTAL COMMON STOCKS (COST $398,281)                                           441,466
                                                                           ----------
SHORT-TERM INVESTMENT (13.8%)
CSFB Enhanced Liquidity Portfolio (c)                         63,017,100       63,017
                                                                           ----------
TOTAL SHORT-TERM INVESTMENT (COST $63,017)                                     63,017
                                                                           ----------
REPURCHASE AGREEMENT (4.4%)
BNP Paribas, 5.105%, dated 06/30/06, to
be repurchased on 07/03/06, repurchase
price $20,175,780 (collateralized by U.S.
Government Agencies; 2.625% - 3.520%,
02/16/07 - 11/19/07 total market value
$20,574,754)                                                      20,167       20,167
                                                                           ----------
TOTAL REPURCHASE AGREEMENT (COST $20,167)                                      20,167
                                                                           ----------
TOTAL INVESTMENTS (COST $481,465) (a) - 115.0%                                524,650
LIABILITIES IN EXCESS OF OTHER ASSETS - (15.0)%                               (68,622)
                                                                           ----------
NET ASSETS - 100.0%                                                        $  456,028
                                                                           ==========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $483,774 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation .................   $47,810
Unrealized Depreciation .................    (6,934)
                                            -------
Unrealized Appreciation (Depreciation) ..   $40,876
                                            =======

(b) This security or a partial position of the security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 in thousands was $61,238.

(c) This security was purchased with cash collateral held from securities lending.

Cl - Class
REIT - Real Estate Investment Trust

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
MID-CAP VALUE EQUITY FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES         VALUE
                                                            ------------   ----------
COMMON STOCKS (96.8%)
CONSUMER DISCRETIONARY (11.2%)
Advance Auto Parts, Inc.                                          92,600   $    2,676
Centex Corp. (b)                                                  31,400        1,579
Coca-Cola Femsa SA ADR                                            66,373        1,959
Foot Locker, Inc.                                                147,800        3,620
Harman International Industries, Inc.                             30,900        2,638
Hilton Hotels Corp.                                              181,300        5,128
KB Home (b)                                                       34,200        1,568
New York Times Co. (The), Cl A (b)                                92,600        2,272
OfficeMax, Inc.                                                  115,500        4,707
Pulte Homes, Inc.                                                 74,600        2,148
Standard Pacific Corp.                                            75,300        1,935
                                                                           ----------
                                                                               30,230
                                                                           ----------
CONSUMER STAPLES (4.8%)
Alberto-Culver Co.                                                82,176        4,004
Estee Lauder Cos., Inc. (The), Cl A                               48,800        1,887
Hershey Co. (The) (b)                                             46,800        2,577
J.M. Smucker Co. (The)                                            58,300        2,606
Pepsi Bottling Group, Inc. (The)                                  57,100        1,836
                                                                           ----------
                                                                               12,910
                                                                           ----------
ENERGY (10.0%)
CARBO Ceramics, Inc.                                              39,363        1,934
CHC Helicopter Corp., Cl A                                        74,889        1,810
Chesapeake Energy Corp. (b)                                       66,300        2,006
Hess Corp. (b)                                                   102,000        5,390
Pogo Producing Co.                                                53,100        2,448
Questar Corp.                                                     59,600        4,797
Sunoco, Inc.                                                      48,100        3,333
Tidewater, Inc.                                                   42,800        2,106
Western Refining, Inc.                                           153,912        3,321
                                                                           ----------
                                                                               27,145
                                                                           ----------
FINANCIALS (22.1%)
Alliancebernstein Holding LP                                      43,000        2,629
AMB Property Corp. REIT                                           38,800        1,961
Aspen Insurance Holdings Ltd.                                    135,100        3,146
Astoria Financial Corp. (b)                                       73,800        2,247
BankUnited Financial Corp., Cl A (b)                              97,540        2,977
Bear Stearns & Co., Inc.                                          26,300        3,685
CIT Group, Inc.                                                   51,200        2,677
City National Corp.                                               48,600        3,163
Colonial BancGroup, Inc. (The)                                    83,800        2,152
Comerica, Inc.                                                    59,000        3,067
Compass Bancshares, Inc. (b)                                      37,100        2,063
Developers Diversified Realty Corp. REIT                          31,500        1,644
FirstMerit Corp.                                                  67,300        1,409
Lazard Ltd., Cl A (b)                                             76,200        3,078
Legg Mason, Inc.                                                  35,300        3,514
Lincoln National Corp.                                            44,100        2,489
ProLogis REIT                                                     38,500        2,007
South Financial Group, Inc. (The)                                 93,000        2,456

St. Joe Co. (The) (b)                                             35,600        1,657
Torchmark Corp.                                                   32,700        1,986
Trustreet Properties, Inc. REIT                                  192,000        2,532
UCBH Holdings, Inc.                                              105,400        1,743
Willis Group Holdings Ltd.                                        83,000        2,664
XL Capital Ltd., Cl A                                             48,900        2,998
                                                                           ----------
                                                                               59,944
                                                                           ----------
HEALTH CARE (5.9%)
Cooper Cos., Inc. (The)                                          121,400        5,376
Health Management Associates, Inc., Cl                           163,100        3,215
A (b)
PerkinElmer, Inc.                                                156,600        3,273
Universal Health Services, Inc., Cl B                             80,100        4,026
                                                                           ----------
                                                                               15,890
                                                                           ----------
INDUSTRIALS (17.6%)
American Power Conversion Corp.                                  164,900        3,214
Cooper Industries Ltd., Cl A                                      50,900        4,730
Empresa Brasileira de Aeronautica SA ADR                          58,500        2,133
Gol Linhas Aereas Inteligentes SA ADR (b)                         44,000        1,562
ITT Industries, Inc.                                              93,800        4,643
J. B. Hunt Transport Services, Inc.                               93,200        2,322
L-3 Communications Holdings, Inc.                                 60,548        4,567
Macquarie Infrastructure Co. Trust                                96,849        2,672
Pentair, Inc.                                                    132,500        4,530
Pitney Bowes, Inc.                                                79,400        3,279
R.R. Donnelley & Sons Co.                                        125,752        4,018
Rockwell Automation, Inc. (b)                                     40,000        2,880
UTI Worldwide, Inc.                                               90,100        2,273
Walter Industries, Inc. (b)                                       84,400        4,866
                                                                           ----------
                                                                               47,689
                                                                           ----------
INFORMATION TECHNOLOGY (8.2%)
Analog Devices, Inc.                                             104,100        3,346
Black Box Corp.                                                   90,100        3,454
Diebold, Inc. (b)                                                 66,208        2,689
Harris Corp.                                                      68,500        2,843
Nam Tai Electronics, Inc.                                        101,400        2,268
Plantronics, Inc. (b)                                            157,100        3,490
Reynolds & Reynolds Co. (The), Cl A                               63,233        1,939
Tektronix, Inc.                                                   74,100        2,180
                                                                           ----------
                                                                               22,209
                                                                           ----------
MATERIALS (8.8%)
Air Products & Chemicals, Inc.                                    31,400        2,007
Ashland, Inc.                                                     38,900        2,595
Ball Corp.                                                        98,200        3,637
Foundation Coal Holdings, Inc.                                   100,455        4,714
Gerdau Ameristeel Corp.                                          272,752        2,738
International Flavors & Fragrances,                               83,800        2,953
Inc.
Sigma-Aldrich Corp.                                               37,800        2,746
Valspar Corp. (The)                                               89,798        2,372
                                                                           ----------
                                                                               23,762
                                                                           ----------
UTILITIES (8.2%)
Ameren Corp.                                                      80,700        4,075
Companhia de Saneamento Basico do                                 78,800        1,856
Estado de Sao Paulo ADR
Constellation Energy Group, Inc.                                  46,100        2,513
Edison International                                             133,000        5,188
Entergy Corp.                                                     37,100        2,625

PNM Resources, Inc. (b)                                           79,545        1,985
PPL Corp.                                                        124,500        4,021
                                                                           ----------
                                                                               22,263
                                                                           ----------
TOTAL COMMON STOCKS (COST $251,849)                                           262,042
                                                                           ----------
SHORT-TERM INVESTMENT (13.9%)
CSFB Enhanced Liquidity Portfolio (c)                         37,673,150       37,673
                                                                           ----------
TOTAL SHORT-TERM INVESTMENT (COST $37,673)                                     37,673
                                                                           ----------
MONEY MARKET FUND (3.6%)
Federated Prime Value Obligations                              9,873,728        9,874
                                                                           ----------
Fund, Cl I
TOTAL MONEY MARKET FUND (COST $9,874)                                           9,874
                                                                           ----------
TOTAL INVESTMENTS (COST $299,396) (a) - 114.3%                                309,589
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.3)%                               (38,745)
                                                                           ----------
NET ASSETS - 100.0%                                                        $  270,844
                                                                           ==========

----------
(a) Cost for federal income tax purposes is $299,621 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation .................   $ 20,577
Unrealized Depreciation .................    (10,609)
                                            --------
Unrealized Appreciation (Depreciation) ..   $  9,968
                                            ========

(b) This security or a partial position of the security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 in thousands was $36,775.

(c) This security was purchased with cash collateral held from securities lending.

ADR - American Depository Receipt
Cl - Class
LP - Limited Partnership
REIT - Real Estate Investment Trust

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
QUALITY GROWTH STOCK FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES         VALUE
                                                            ------------   ----------
COMMON STOCKS  (98.4%)
CONSUMER DISCRETIONARY (10.8%)
Best Buy Co., Inc.                                                44,000   $    2,412
Johnson Controls, Inc.                                            12,000          987
Lowe's Cos., Inc. (b)                                             37,000        2,245
Marriott International, Inc., Cl A                                22,000          839
Staples, Inc. (b)                                                 91,500        2,225
TJX Cos., Inc. (The)                                              50,000        1,143
Walt Disney Co. (The)                                             50,000        1,500
                                                                           ----------
                                                                               11,351
                                                                           ----------
CONSUMER STAPLES (8.3%)
Colgate-Palmolive Co.                                             36,000        2,156
CVS Corp.                                                         28,000          860
PepsiCo, Inc.                                                     40,000        2,402
Procter & Gamble Co. (The)                                        19,000        1,056
Wal-Mart Stores, Inc.                                             46,884        2,258
                                                                           ----------
                                                                                8,732
                                                                           ----------
ENERGY (9.2%)
Anadarko Petroleum Corp. (b)                                      30,000        1,431
Apache Corp. (b)                                                  22,250        1,519
BJ Services Co.                                                   64,000        2,385
Exxon Mobil Corp.                                                 71,000        4,355
                                                                           ----------
                                                                                9,690
                                                                           ----------
FINANCIALS  (19.0%)
American Express Co.                                              30,180        1,606
Bank of America Corp.                                             45,000        2,165
Capital One Financial Corp. (b)                                   20,000        1,709
Chubb Corp. (The)                                                 37,000        1,846
Goldman Sachs Group, Inc. (The)                                   10,000        1,504
JPMorgan Chase & Co.                                              58,000        2,436
Merrill Lynch & Co., Inc.                                          8,000          556
MGIC Investment Corp.                                             25,000        1,625
Prudential Financial, Inc. (b)                                    30,000        2,331
SLM Corp.                                                         24,000        1,270
St. Paul Travelers Cos., Inc. (The)                               36,000        1,605
State Street Corp.                                                 9,000          523
T. Rowe Price Group, Inc.                                         20,000          756
                                                                           ----------
                                                                               19,932
                                                                           ----------
HEALTH CARE (10.0%)
Amgen, Inc. *                                                     19,000        1,239
Becton, Dickinson & Co.                                           19,000        1,161
Coventry Health Care, Inc. *                                      20,000        1,099
Forest Laboratories, Inc. *                                       13,000          503
Medtronic, Inc. (b)                                               45,063        2,114
Pfizer, Inc.                                                      95,000        2,231
Quest Diagnostics, Inc. (b)                                        9,000          539
St. Jude Medical, Inc. *                                          13,000          421
UnitedHealth Group, Inc.                                          13,200          591
Varian Medical Systems, Inc. * (b)                                14,000          663
                                                                           ----------
                                                                               10,561
                                                                           ----------
INDUSTRIALS (18.6%)

3M Co.                                                            19,800        1,599
Caterpillar, Inc.                                                 23,000        1,713
Danaher Corp.                                                     21,000        1,351
Emerson Electric Co.                                              22,000        1,844
Fastenal Co. (b)                                                  26,000        1,048
General Dynamics Corp.                                            20,000        1,309
General Electric Co.                                             123,844        4,082
Honeywell International, Inc.                                     20,000          806
Illinois Tool Works, Inc.                                         20,000          950
ITT Industries, Inc.                                              12,000          594
J. B. Hunt Transport Services, Inc.                               28,000          697
Rockwell Collins, Inc.                                            29,000        1,620
Waste Management, Inc.                                            54,000        1,938
                                                                           ----------
                                                                               19,551
                                                                           ----------
INFORMATION TECHNOLOGY (18.8%)
CheckFree Corp. * (b)                                             22,000        1,090
Cisco Systems, Inc. *                                            110,000        2,148
Cognizant Technology Solutions Corp.,                             20,000        1,347
Cl A *
Harris Corp.                                                      26,000        1,079
Hewlett-Packard Co.                                               70,000        2,218
Intel Corp.                                                       39,086          741
Intersil Corp., Cl A                                              55,000        1,279
Jabil Circuit, Inc. (b)                                           48,000        1,229
Microsoft Corp.                                                  103,056        2,401
Network Appliance, Inc. *                                         30,000        1,059
Oracle Corp. *                                                    80,808        1,171
Paychex, Inc.                                                     13,000          507
QUALCOMM, Inc.                                                    31,000        1,242
Texas Instruments, Inc.                                           75,000        2,272
                                                                           ----------
                                                                               19,783
                                                                           ----------
MATERIALS (2.9%)
Praxair, Inc.                                                     45,000        2,430
Rohm & Haas Co.                                                   13,000          652
                                                                           ----------
                                                                                3,082
                                                                           ----------
TELECOMMUNICATION SERVICES (0.8%)
AT&T, Inc. (b)                                                    31,000          865
                                                                           ----------
TOTAL COMMON STOCKS (COST $85,998)                                            103,547
                                                                           ----------
WARRANTS (0.0%)
INFORMATION TECHNOLOGY (0.0%)
Lucent Technologies, Inc. *                                       22,693            6
                                                                           ----------
TOTAL WARRANTS (COST $0)                                                            6
                                                                           ----------
SHORT-TERM INVESTMENT (16.9%)
CSFB Enhanced Liquidity Portfolio (c)                         17,824,540       17,825
                                                                           ----------
TOTAL SHORT-TERM INVESTMENT (COST $17,825)                                     17,825
                                                                           ----------
TOTAL INVESTMENTS (COST $103,823) (A)  -  115.3%                              121,378
LIABILITIES IN EXCESS OF OTHER ASSETS  - (15.3)%                              (16,148)
                                                                           ----------
NET ASSETS - 100.0%                                                        $  105,230
                                                                           ==========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $103,967 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 19,413
Unrealized Depreciation..................     (2,002)
                                            --------
Unrealized Appreciation (Depreciation)...   $ 17,411
                                            ========

(b) This security or a partial position of the security was on loan at June 30, 2006. The total value of securities on loan at in June 30, 2006 thousands was $17,248.

(c) This security was purchased with cash collateral held from securities lending.

Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
SMALL CAP GROWTH STOCK FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
COMMON STOCKS (94.8%)
CONSUMER DISCRETIONARY (16.2%)
Aaron Rents, Inc. (b)                                            385,000   $   10,349
bebe stores, Inc.                                                455,000        7,016
Bob Evans Farms, Inc.                                            198,235        5,949
Carter's, Inc. *                                                 340,000        8,986
Cavco Industries, Inc. *                                         150,000        6,666
CBRL Group, Inc. (b)                                             170,000        5,766
Champion Enterprises, Inc. * (b)                                 810,000        8,942
Children's Place Retail Stores, Inc. (The) * (b)                 160,000        9,608
Coldwater Creek, Inc. *                                          330,000        8,831
Conn's, Inc. * (b)                                               314,723        8,356
Craftmade International, Inc.                                    185,100        3,100
Dick's Sporting Goods, Inc. *                                     34,036        1,348
Dress Barn, Inc. (The) * (b)                                     350,000        8,873
Ethan Allen Interiors, Inc. (b)                                  235,000        8,589
Genesco, Inc. * (b)                                              260,000        8,806
Jos. A. Bank Clothiers, Inc. * (b)                               186,250        4,463
Kimball International, Inc., Cl B                                441,637        8,705
Luby's, Inc. *                                                   455,000        4,746
Matthews International Corp., Cl A                               190,000        6,549
Movado Group, Inc.                                               210,000        4,820
Panera Bread Co., Cl A * (b)                                     145,000        9,750
PetMed Express, Inc. * (b)                                       242,791        2,663
Phillips-Van Heusen Corp. (b)                                    340,000       12,973
Priceline.com, Inc. * (b)                                        385,000       11,496
RARE Hospitality International, Inc. * (b)                       283,158        8,144
Rocky Brands, Inc. *                                             280,000        5,950
Sonic Automotive, Inc.                                           455,000       10,092
Sonic Corp. * (b)                                                161,360        3,355
Speedway Motorsports, Inc.                                       140,000        5,284
Steiner Leisure Ltd. *                                           260,000       10,278
Steven Madden Ltd.                                               273,848        8,111
Strayer Education, Inc. (b)                                       45,000        4,370
Stride Rite Corp. (The)                                          445,000        5,870
Too, Inc. *                                                      210,000        8,062
Under Armour, Inc., Cl A *                                       209,834        8,943
WMS Industries, Inc. * (b)                                       215,000        5,889
Zumiez, Inc. *                                                   115,000        4,321
                                                                           ----------
                                                                              266,019
                                                                           ----------
CONSUMER STAPLES (1.0%)
Central European Distribution Corp. * (b)                        300,000        7,548
Overhill Farms, Inc. * (d)                                     1,155,000        3,592
Wild Oats Markets, Inc. *                                        270,000        5,292
                                                                           ----------
                                                                               16,432
                                                                           ----------
ENERGY (6.9%)

Allis-Chalmers Energy, Inc. *                                    335,026        4,553
Comstock Resources, Inc. *                                        10,236          306
Core Laboratories NV *                                           125,000        7,630
Drill-Quip, Inc. *                                                22,764        1,877
Giant Industries, Inc. *                                          50,000        3,328
Global Industries, Ltd. *                                        410,000        6,847
Grey Wolf, Inc. *                                              1,090,000        8,393
Helix Energy Solutions Group, Inc. * (b)                         210,000        8,476
Hornbeck Offshore Services, Inc. * (b)                           240,000        8,525
KCS Energy, Inc. *                                               290,000        8,613
Oceaneering International, Inc. * (b)                            191,000        8,757
PetroQuest Energy, Inc. *                                        445,000        5,465
Pioneer Drilling Co. *                                           325,000        5,018
RPC Energy, Inc.                                                 211,465        5,134
Superior Energy Services, Inc. * (b)                             313,200       10,617
TETRA Technologies, Inc. *                                       190,000        5,755
Veritas DGC, Inc. *                                              130,000        6,705
W-H Energy Services, Inc. *                                      128,310        6,522
World Fuel Services Corp.                                         10,245          468
                                                                           ----------
                                                                              112,989
                                                                           ----------
FINANCIALS (7.9%)
American Safety Insurance Holdings Ltd. *                        125,000        2,063
BankUnited Financial Corp., Cl A (b)                             200,000        6,104
Central Pacific Financial Corp.                                  200,000        7,740
CompuCredit Corp. * (b)                                          235,000        9,033
Corus Bankshares, Inc. (b)                                       300,000        7,854
First BanCorp                                                    240,000        2,232
First Citizens BancShares, Inc., Cl A                             38,000        7,619
FPIC Insurance Group, Inc. * (b)                                 220,000        8,525
Hanmi Financial Corp.                                             71,656        1,393
Hanover Insurance Groupm, Inc. (The)                             121,287        5,756
Harleysville Group, Inc.                                         207,068        6,568
Infinity Property & Casualty Corp.                               240,000        9,841
Nara Bankcorp, Inc.                                              320,077        6,001
Safety Insurance Group, Inc.                                     175,000        8,321
Selective Insurance Group, Inc.                                  195,000       10,896
South Financial Group, Inc. (The)                                115,000        3,037
Triad Guaranty, Inc. *                                           161,095        7,874
United Community Banks, Inc.                                     160,000        4,870
W Holding Co., Inc.                                              605,000        4,023
Zenith National Insurance Corp. (b)                              235,000        9,322
                                                                           ----------
                                                                              129,072
                                                                           ----------
HEALTH CARE (14.8%)
Amedisys, Inc. * (b)                                             170,000        6,443
AMICAS, Inc. *                                                   245,459          793
Arena Pharmaceuticals, Inc. * (b)                                780,000        9,032
Aspect Medical Systems, Inc. * (b)                               424,800        7,409
Bentley Pharmaceuticals, Inc. * (b)                              305,604        3,349
Chemed Corp.                                                     170,000        9,270
Cubist Pharmaceuticals, Inc. * (b)                               394,000        9,921
Drugmax, Inc. * (d)                                            2,503,931        1,427
Hi-Tech Pharmacal Co., Inc. *                                    365,000        6,048
Hologic, Inc. * (b)                                              345,000       17,028
ICU Medical, Inc. * (b)                                           95,000        4,013
Inventiv Health, Inc. * (b)                                      465,000       13,383
IRIS International, Inc. * (b)                                   235,000        3,093
Kendle International, Inc. * (b)                                 301,186       11,063
LHC Group, Inc. *                                                265,600        5,291

LifeCell Corp. * (b)                                             385,000       11,904
Matria Healthcare, Inc. * (b)                                     27,791          595
Meridian Bioscience, Inc. (b)                                    320,000        7,984
Molecular Devices Corp. * (b)                                    305,000        9,321
Natus Medical, Inc. *                                            417,968        4,134
Omicell Inc. *                                                   455,000        6,288
Palomar Medical Technologies, Inc. * (b)                         295,000       13,460
PDL BioPharma, Inc. * (b)                                        405,000        7,456
Per-Se Technologies, Inc. * (b)                                  455,000       11,457
Phase Forward, Inc. *                                            484,537        5,582
Providence Service Corp. (The) * (b)                             250,000        6,808
Res-Care, Inc. *                                                 420,000        8,400
Sciele Pharma Inc * (b)                                          305,000        7,073
SurModics, Inc. * (b)                                            265,000        9,569
Third Wave Technologies, Inc. *                                  818,562        2,439
TriPath Imaging, Inc. *                                          721,529        4,777
TriZetto Group, Inc. * (b)                                       515,000        7,617
ViroPharma, Inc. * (b)                                           356,879        3,076
West Pharmaceutical Services, Inc.                               230,540        8,364
                                                                           ----------
                                                                              243,867
                                                                           ----------
INDUSTRIALS (17.4%)
Acuity Brands, Inc.                                              125,000        4,864
AirTran Holdings, Inc. * (b)                                     196,000        2,913
Albany International Corp., Cl A                                 115,000        4,875
Ameron International Corp.                                        46,290        3,102
Barnes Group, Inc. (b)                                           445,667        8,891
Barrett Business Services, Inc. *                                350,000        6,423
Brady Corp., Cl A                                                225,000        8,289
BTU International, Inc. *                                        256,941        3,487
Builders FirstSource, Inc. *                                     385,000        7,839
CBIZ, Inc. * (b)                                                 985,342        7,301
Ceradyne, Inc. * (b)                                             170,000        8,413
Columbus McKinnon Corp. *                                        327,912        7,129
Copart, Inc. *                                                   410,000       10,070
Corrections Corp. of America * (b)                               226,000       11,963
EMCOR Group, Inc. * (b)                                          101,950        4,962
Esterline Technologies Corp. *                                   265,000       11,021
Flow International Corp. * (d)                                   932,323       13,117
Gardner Denver, Inc. *                                           236,000        9,086
General Cable Corp. *                                            385,000       13,474
Genlyte Group, Inc. (The) * (b)                                  200,000       14,485
Granite Construction, Inc.                                       180,000        8,149
Griffon Corp. * (b)                                              191,092        4,988
Hub Group, Inc., Cl A * (b)                                      198,325        4,865
Insituform Technologies, Inc., Cl A * (b)                        333,628        7,637
Kansas City Southern, Inc. *                                     245,000        6,787
Labor Ready, Inc. *                                              300,000        6,795
M & F Worldwide Corp. *                                          255,000        4,106
Marten Transport Ltd. *                                          175,000        3,805
Mobile Mini, Inc. * (b)                                          170,962        5,002
MTC Technologies, Inc. *                                         280,000        6,616
Mueller Industries, Inc.                                         190,000        6,276
NCI Building Systems, Inc. * (b)                                 215,000       11,432
Power-One, Inc. * (b)                                            762,100        5,030
Simpson Manufacturing Co., Inc. (b)                              226,875        8,179
Toro Co. (The)                                                   215,000       10,041
Ultralife Batteries, Inc. * (b)                                  360,000        3,647
Wabtec Corp.                                                     330,000       12,341
Woodward Governor Co.                                            255,000        7,780
                                                                           ----------

                                                                              285,180
                                                                           ----------
INFORMATION TECHNOLOGY (26.1%)
@Road, Inc. *                                                  1,680,000        9,274
24/7 Real Media, Inc. * (b)                                      665,000        5,839
Actuate Corp. *                                                1,180,615        4,770
Advanced Energy Industries, Inc. * (b)                           360,000        4,766
Aeroflex, Inc. * (b)                                             667,525        7,790
Agilysys, Inc.                                                   380,000        6,840
ANADIGICS, Inc. * (b)                                            636,088        4,275
ANSYS, Inc. * (b)                                                170,000        8,129
ARRIS Group, Inc. *                                              591,102        7,755
Art Technology Group, Inc. *                                   1,535,000        4,574
Aspen Technology, Inc. *                                         516,130        6,772
Atmel Corp. * (b)                                              1,680,000        9,324
Avocent Corp. *                                                  250,000        6,563
Black Box Corp.                                                  110,000        4,216
Blackbaud, Inc.                                                  246,521        5,596
Bottomline Technologies (de), Inc. *                             365,839        2,978
CalAmp Corp. *                                                   559,544        4,974
Checkpoint Systems, Inc. * (b)                                   110,000        2,443
Cirrus Logic, Inc. *                                             824,573        6,712
Click Commerce, Inc. * (b)                                       420,000        8,287
CommScope, Inc. * (b)                                            220,000        6,912
Comtech Group, Inc. * (b)                                        505,000        5,621
Credence Systems Corp. *                                         379,053        1,327
Cree, Inc. * (b)                                                 155,000        3,683
CryptoLogic, Inc.                                                175,000        4,239
Cymer, Inc. *                                                    154,420        7,174
Cypress Semiconductor Corp. * (b)                                265,000        3,853
Digitas, Inc. * (b)                                              445,000        5,171
Ditech Networks, Inc. *                                          650,000        5,668
Epicor Software Corp. * (b)                                      370,953        3,906
FEI Co. * (b)                                                    245,000        5,557
Hyperion Solutions Corp. *                                       230,000        6,348
InfoCrossing, Inc. * (b)                                         590,000        6,815
Integrated Device Technology, Inc. * (b)                         275,000        3,900
Ituran Location & Control Ltd.                                   230,000        3,222
Kronos, Inc. * (b)                                                70,000        2,535
Liveperson, Inc. *                                               895,000        4,341
Mentor Graphics Corp *                                           450,000        5,841
Micrel, Inc. * (b)                                               605,000        6,056
MIPS Technologies, Inc. *                                        632,068        3,837
Multi-Fineline Electronix, Inc. * (b)                            124,359        4,127
Netlogic Microsystems, Inc. * (b)                                120,084        3,873
NICE Systems Ltd. *                                              291,000        8,189
Nuance Communications, Inc. * (b)                                579,201        5,827
Orbotech Ltd. *                                                  330,020        7,567
Packeteer, Inc. *                                                814,034        9,231
Park Electrochemical Corp.                                       235,725        6,070
Paxar Corp. *                                                    280,000        5,760
Performance Technologies, Inc. *                                 500,000        3,450
Photronics, Inc. * (b)                                           435,000        6,438
Portalplayer, Inc. * (b)                                         220,000        2,158
Presstek, Inc. * (b)                                             534,015        4,972
Quest Software, Inc. * (b)                                       585,000        8,213
Radiant Systems, Inc. * (b)                                      692,299        7,318
Radvision Ltd. *                                                 500,000        7,970
Radyne ComStream, Inc. *                                         519,700        5,914
ROFIN-SINAR Technologies, Inc. *                                 153,314        8,811
Rogers Corp. * (b)                                               156,917        8,841
Secure Computing Corp. * (b)                                     184,792        1,589

SonicWALL, Inc. *                                                550,000        4,945
Stellent, Inc.                                                   885,000        8,452
SumTotal Systems, Inc. *                                         590,310        3,701
Sunair Services Corp. *                                        1,000,000        4,220
Technitrol, Inc.                                                 295,000        6,829
Tekelec *                                                         12,908          159
Tollgrade Communications, Inc. *                                 482,647        4,682
Transaction Systems Architects, Inc. * (b)                       280,000       11,672
Trimble Navigation Ltd. * (b)                                    230,654       10,295
TriQuint Semiconductor, Inc. *                                   380,000        1,695
TTM Technologies, Inc. * (b)                                     565,000        8,176
Ultimate Software Group, Inc. (The) *                            260,000        4,982
Vignette Corp. * (b)                                             345,000        5,030
webMethods, Inc. * (b)                                           810,000        7,995
Websense, Inc. * (b)                                             145,000        2,978
WebSideStory, Inc. * (b)                                          25,860          315
Westell Technologies, Inc., Cl A *                               333,771          731
Xyratex Ltd. *                                                   295,517        7,816
                                                                           ----------
                                                                              428,874
                                                                           ----------
MATERIALS (4.5%)
A. Schulman, Inc.                                                198,598        4,546
Albemarle Corp.                                                  170,000        8,140
Aleris International, Inc. * (b)                                 175,000        8,024
AMCOL International Corp. (b)                                    329,255        8,675
Carpenter Technology Corp.                                        73,000        8,432
Eagle Materials, Inc.                                            170,000        8,075
Gibraltar Industries, Inc. (b)                                   293,800        8,519
Glatfelter Co.                                                   285,000        4,523
Metal Management, Inc.                                           145,000        4,440
Myers Industries, Inc.                                           173,636        2,985
PolyOne Corp. * (b)                                              870,000        7,639
                                                                           ----------
                                                                               73,998
                                                                           ----------
TOTAL COMMON STOCKS (COST $1,365,180)                                       1,556,431
                                                                           ----------
WARRANTS (0.0%)
HEALTH CARE (0.0%)
Drugmax, Inc. *                                                1,301,500            0
                                                                           ----------
INFORMATION TECHNOLOGY (0.0%)
InfoCrossing, Inc. *                                             139,109          513
                                                                           ----------
TELECOMMUNICATION SERVICES (0.0%)
Sunair Services Corp. (d)                                        350,000            0
                                                                           ----------
TOTAL WARRANTS (COST $169)                                                        513
                                                                           ----------
SHORT-TERM INVESTMENT (24.8%)
CSFB Enhanced Liquidity Portfolio (c)                        406,715,312      406,715
                                                                           ----------
TOTAL SHORT-TERM INVESTMENT (COST $406,715)                                   406,715
                                                                           ----------
REPURCHASE AGREEMENTS (5.6%)
BNP Paribas, 5.105%, dated 06/30/06, to                           45,818       45,818
be repurchased on 07/03/06, repurchase
price $45,837,814 (collateralized by U.S.
Government Obligations, DN - 5.400%, due
08/24/06 - 01/10/18; total market value
$46,735,204)
Lehman Brothers, Inc., 5.105%, dated                              46,873       46,873
                                                                           ----------

06/30/06, to be repurchased 07/03/06,
repurchase price $46,892,874
(collateralized by U.S. Government
Obligations, DN, due 12/01/34; total
market value $47,810,802)
TOTAL REPURCHASE AGREEMENTS (COST $92,691)                                     92,691
                                                                           ----------
TOTAL INVESTMENTS (COST $1,864,755) (a) - 125.2%                            2,056,350
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.2)%                              (414,029)
                                                                           ----------
NET ASSETS - 100.0%                                                        $1,642,321
                                                                           ==========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $1,868,958 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $260,978
Unrealized Depreciation..................    (73,586)
                                            --------
Unrealized Appreciation (Depreciation)...   $187,392
                                            ========

(b) This security or a partial position of the security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 in thousands was $395,291.

(c) This security was purchased with cash collateral held from securities lending.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

ADR - American Depository Receipt
Cl  - Class
DN  - Discount Note

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
SMALL CAP QUANTITATIVE EQUITY FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES         VALUE
                                                            ------------   ----------
COMMON STOCKS (99.3%)
CONSUMER DISCRETIONARY (7.7%)
Asbury Automotive Group, Inc. *                                    3,158   $       66
Buckle, Inc. (The)                                                 1,573           66
Building Materials Holding Corp.                                   2,368           66
Carter's, Inc. *                                                   2,521           67
Cato Corp. (The), Cl A                                             2,517           65
Conn's, Inc. *                                                     2,447           65
Dover Downs Gaming & Entertainment,                                3,450           68
Inc.
Dress Barn, Inc. (The) *                                           2,629           67
Drew Industries, Inc. *                                            2,096           68
Group 1 Automotive, Inc.                                           1,174           66
Guess ?, Inc. *                                                    1,579           66
IHOP Corp. *                                                       1,393           67
Jackson Hewitt Tax Service, Inc.                                   2,154           68
Lifetime Brands Inc.                                               2,998           65
Movado Group, Inc.                                                 2,967           68
Pantry, Inc.                                                       1,165           67
Performance Food Group Co. *                                       1,515           46
Phillips-Van Heusen Corp.                                          1,760           67
Pinnalce Entertainment, Inc.                                       2,235           68
Spanish Broadcasting System, Inc., Cl                             12,633           65
A
Steven Madden Ltd.                                                 2,219           66
Too, Inc. *                                                        1,703           65
Vail Resorts, Inc. *                                               1,838           67
Wolverine World Wide, Inc.                                         2,797           65
                                                                           ----------
                                                                                1,574
                                                                           ----------
CONSUMER STAPLES (1.3%)
Flowers Foods, Inc.                                                1,633           47
Nash Finch Co.                                                     2,098           45
NBTY, Inc.                                                         1,882           45
Ruddick Corp.                                                      1,865           46
Seaboard Corp.                                                        36           46
USANA Health Sciences, Inc.                                        1,229           46
                                                                           ----------
                                                                                  275
                                                                           ----------
ENERGY (12.2%)
Alon USA Energy, Inc.                                              6,054          191
Bristow Group, Inc.                                                5,255          189
Callon Petroleum Co. *                                            10,554          204
Giant Industries, Inc. *                                           2,779          185
Grey Wolf, Inc. *                                                 24,478          188
Harvest Natural Resources, Inc. *                                 13,808          187
Holly Corp.                                                        4,181          202
Oil States International, Inc.                                     5,404          185
SEACOR Holdings, Inc. *                                            2,397          197
USEC, Inc.                                                        15,773          187
W-H Energy Services, Inc. *                                        3,753          191
Western Refining, Inc.                                             8,930          193
World Fuel Services Corp.                                          4,014          183
                                                                           ----------
                                                                                2,482
                                                                           ----------

FINANCIALS (12.7%)
Advanta Corp., Cl B                                                3,099          111
American Physicians Capital, Inc.                                  2,262          120
Arbor Realty Trust, Inc. REIT                                      4,513          113
Asta Funding, Inc.                                                 2,965          111
CompuCredit Corp. *                                                2,891          111
Corus Bankshares, Inc.                                             4,181          109
DiamondRock Hospitality Co.                                        7,502          111
Equity Inns, Inc. REIT                                             6,828          113
FelCor Lodging Trust, Inc. REIT                                    5,345          116
FirstFed Financial Corp. *                                         1,945          112
FPIC Insurance Group, Inc. *                                       2,870          111
Highland Hospitality Corp. REIT                                    8,220          117
Horace Mann Educators Corp.                                        6,556          111
Infinity Property & Casualty Corp.                                 2,740          112
MCG Capital Corp.                                                  7,017          112
Medical Properties Trust, Inc. REIT                                9,981          110
Ohio Casualty Corp.                                                3,740          111
ProAssurance Corp.                                                 2,350          113
Safety Insurance Group, Inc.                                       2,356          112
Selective Insurance Group, Inc.                                    2,019          114
Spirit Finance Corp. REIT                                          9,886          111
Sun Communities, Inc. REIT                                         3,442          112
Zenith National Insurance Corp.                                    2,795          111
                                                                           ----------
                                                                                2,583
                                                                           ----------
HEALTH CARE (6.0%)
Alpharma, Inc., Cl A *                                             2,753           66
Candela Corp. *                                                    4,167           67
Coley Pharmaceutical Group, Inc.                                   5,526           64
Healthspring, Inc.                                                 3,395           64
Healthways, Inc.                                                   1,207           64
Immucor, Inc. *                                                    3,294           63
Medcath Corp. *                                                    3,411           64
Molecular Devices Corp. *                                          2,040           62
Molina Healthcare, Inc. *                                          1,665           63
New River Pharmaceuticals, Inc.                                    2,275           65
Odyssey HealthCare, Inc.                                           3,602           63
Pain Therapeutics, Inc. *                                          7,666           64
Per-Se Technologies, Inc. *                                        2,478           62
Perrigo Co.                                                        3,882           63
Progenics Pharmaceuticals, Inc.                                    2,711           65
Savient Pharmaceuticals, Inc. *                                   11,851           62
Sunrise Senior Living, Inc.                                        2,331           64
WellCare Health Plans, Inc.                                        1,373           68
Zoll Medical Corp. *                                               1,961           64
                                                                           ----------
                                                                                1,217
                                                                           ----------
INDUSTRIALS (36.8%)
A.O. Smith Corp.                                                   6,884          319
Alaska Air Group, Inc. *                                           8,175          322
AMERCO *                                                           3,295          332
American Woodmark Corp.                                            9,166          321
Builders FirstSource, Inc. *                                      16,072          327
Continental Airlines, Cl B *                                      11,544          343
Corrections Corp. of America *                                     6,387          338
Enpro Industries, Inc.                                             9,522          320
Freightcar America, Inc.                                           5,827          323
GATX Corp.                                                         7,773          330
General Cable Corp. *                                              9,397          329
Geo Group, Inc. (The)                                              9,065          318
Granite Construction, Inc.                                         7,054          319
John H. Harland Co.                                                7,390          321

Old Dominion Freight Line, Inc. *                                  8,767          330
Regal-Beloit Corp. *                                               7,299          322
Sun Hydraulics Corp. *                                            16,342          340
Superior Essex, Inc.                                              10,912          327
Universal Forest Products, Inc.                                    5,095          320
Valmont Industries, Inc.                                           7,086          329
Volt Information Sciences, Inc. *                                  6,881          321
Watson Wyatt Worldwide, Inc., Cl A                                 9,078          319
Williams Scotsman International, Inc.                             14,790          323
                                                                           ----------
                                                                                7,493
                                                                           ----------
INFORMATION TECHNOLOGY (21.6%)
Advanced Energy Industries, Inc. *                                11,179          148
Altiris, Inc. *                                                    8,493          153
Amkor Technology, Inc *                                           16,261          154
Aspen Technology, Inc. *                                          11,953          157
Asyst Technologies, Inc. *                                        20,695          156
Brocade Communications Systems,                                   24,273          149
Inc.
Cirrus Logic, Inc. *                                              18,572          151
CSG Systems International, Inc. *                                  6,024          149
Fairchild Semiconductor International, Inc.                        8,556          155
Forrester Research, Inc.                                           5,407          151
Imation Corp. *                                                    3,694          152
KEMET Corp. *                                                     16,314          150
Littelfuse, Inc. *                                                 4,353          150
MicroStrategy, Inc., Cl A *                                        1,584          154
OmniVision Technologies, Inc. *                                    7,011          148
ON Semiconductor Corp.                                            26,593          156
Packeteer, Inc. *                                                 13,226          150
Park Electrochemical Corp.                                         5,974          154
Photronics, Inc. *                                                 9,970          148
Plexus Corp. *                                                     4,279          146
Polycom, Inc.                                                      7,031          154
Silicon Image, Inc. *                                             13,835          149
Spansion, Inc., Cl A                                              10,152          163
Sykes Enterprises, Inc. *                                          8,997          145
Trident Microsystems, Inc.                                         8,296          158
United Online, Inc.                                               12,637          152
UTStarcom, Inc. *                                                 19,692          153
Websense, Inc. *                                                   7,206          148
Zoran Corp.                                                        6,232          152
                                                                           ----------
                                                                                4,405
                                                                           ----------
MATERIALS (1.0%)
Foundation Coal Holdings, Inc.                                     4,151          195
                                                                           ----------
TOTAL COMMON STOCKS (COST $20,495)                                             20,225
                                                                           ----------
MONEY MARKET FUNDS (0.9%)
Federated Prime Value Obligations
Fund, Cl I
                                                                 192,255          192
                                                                           ----------

TOTAL MONEY MARKET FUNDS (COST $192)                                              192
                                                                           ----------
TOTAL INVESTMENTS (COST $20,687) (a) - 100.2%                                  20,417
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%                                    (38)
                                                                           ----------
NET ASSETS - 100.0%                                                        $   20,379
                                                                           ==========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $20,838 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation ..................    $ 242
Unrealized Depreciation ..................     (663)
                                              -----
Unrealized Appreciation (Depreciation) ...    $(421)
                                              =====

Cl - Class
REIT - Real Estate Investment Trust

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
SMALL CAP VALUE EQUITY FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES         VALUE
                                                            ------------   ----------
COMMON STOCKS (99.7%)
CONSUMER DISCRETIONARY (20.8%)
ADESA, Inc.                                                      248,769   $    5,533
Applebee's International, Inc.                                   418,400        8,042
Bassett Furniture Industries, Inc.                               210,600        3,898
bebe stores, Inc.                                                546,200        8,422
Benetton Group SpA ADR                                           200,500        6,025
Borders Group, Inc.                                              321,400        5,933
BorgWarner, Inc.                                                  94,200        6,132
CKE Restaurants, Inc. (b)                                        522,900        8,685
Cobra Electronics Corp.                                          278,500        2,626
Courier Corp.                                                    109,400        4,378
Group 1 Automotive, Inc.                                         131,500        7,409
Harte-Hanks, Inc.                                                218,200        5,595
International Speedway Corp., Cl A                               163,600        7,586
K-Swiss, Inc., Cl A                                              267,967        7,155
Lithia Motors, Inc.                                              242,100        7,340
Makita Corp. ADR                                                 243,854        7,608
Media General, Inc., Cl A                                        100,300        4,202
Meredith Corp.                                                   105,100        5,207
Movado Group, Inc.                                               524,000       12,025
Pool Corp. (b)                                                   222,200        9,694
Stanley Furniture Co., Inc.                                       75,200        1,803
Technical Olympic USA, Inc.                                      374,000        5,371
Tuesday Morning Corp. (b)                                         49,400          650
United Auto Group, Inc. (b)                                      265,400        5,666
Winnebago Industries, Inc. (b)                                   209,400        6,500
World Wrestling Entertainment, Inc.                              342,900        5,792
                                                                           ----------
                                                                              159,277
                                                                           ----------
CONSUMER STAPLES (2.8%)
Church & Dwight Co., Inc. (b)                                    324,350       11,812
Ingles Markets, Inc., Cl A                                        80,100        1,362
J.M. Smucker Co. (The)                                           190,043        8,495
                                                                           ----------
                                                                               21,669
                                                                           ----------
ENERGY (5.1%)
CARBO Ceramics, Inc. (b)                                         186,600        9,168
CHC Helicopter Corp., Cl A                                       695,900       16,819
Maritrans, Inc. (b)                                              145,000        3,611
Tidewater, Inc. (b)                                              107,200        5,274
Ultrapar Participacoes SA ADR                                    272,900        4,293
                                                                           ----------
                                                                               39,165
                                                                           ----------
FINANCIALS (15.7%)
Bank of Hawaii Corp.                                             149,500        7,415
BankAtlantic Bancorp, Inc.                                       314,000        4,660
Banner Corp.                                                     100,000        3,854
Capital Corp. of the West                                         55,000        1,760
City National Corp.                                               76,500        4,979
Cohen & Steers, Inc.                                             331,930        7,834
Desert Community Bank                                             84,300        1,558

Federal Agricultural Mortgage Corp., Cl                           78,289        2,169
C
First Republic Bank                                              271,800       12,448
Glacier Bancorp, Inc.                                            213,932        6,262
HCC Insurance Holdings, Inc.                                     249,450        7,344
Horizon Financial Corp.                                          224,006        6,144
Hub International Ltd.                                           532,900       13,967
International Bancshares Corp.                                   124,000        3,408
National Interstate Corp.                                        122,606        3,325
Seacoast Banking Corp. of Florida                                210,000        5,592
StanCorp Financial Group, Inc.                                   202,900       10,330
UCBH Holdings, Inc.                                              345,900        5,721
Washington Federal, Inc.                                         225,304        5,225
West Coast Bancorp                                               220,853        6,509
                                                                           ----------
                                                                              120,504
                                                                           ----------
HEALTH CARE (4.6%)
Cooper Cos., Inc. (The)                                          348,600       15,439
PerkinElmer, Inc.                                                253,300        5,294
Perrigo Co. (b)                                                  432,500        6,963
STERIS Corp.                                                     347,800        7,951
                                                                           ----------
                                                                               35,647
                                                                           ----------
INDUSTRIALS (31.5%)
ABM Industries, Inc.                                             182,100        3,114
American Ecology Corp.                                           397,500       10,534
Apogee Enterprises, Inc.                                         182,500        2,683
Briggs & Stratton Corp. (b)                                      128,900        4,010
Brink's Co. (The) (b)                                            109,500        6,177
Deluxe Corp.                                                     281,600        4,922
Donaldson Co., Inc.                                              256,800        8,698
DRS Technologies, Inc. (b)                                        36,500        1,779
ElkCorp                                                          129,900        3,607
Florida East Coast Industries, Inc.                              103,800        5,432
Forward Air Corp.                                                304,711       12,411
Freightcar America, Inc. (b)                                      63,000        3,497
Gol Linhas Aereas Inteligentes SA ADR                            208,892        7,416
(b)
Graco, Inc. (b)                                                  467,600       21,501
Granite Construction, Inc.                                       243,800       11,037
Grupo Aeroportuario del Pacifico SA de                           545,900       17,387
CV ADR
Heartland Express, Inc.                                          493,200        8,823
Lan Airlines SA ADR                                              145,300        4,728
Lennox International, Inc. (b)                                   300,889        7,968
LSI Industries, Inc.                                             494,787        8,406
McGrath Rentcorp                                                 290,300        8,073
Mine Safety Appliances Co.                                       185,983        7,477
MSC Industrial Direct Co., Inc., Cl A                            112,400        5,347
Multi-Color Corp.                                                138,300        4,149
Oshkosh Truck Corp.                                               94,300        4,481
Portec Rail Products, Inc.                                       149,627        2,099
Quixote Corp.                                                    391,120        7,048
Ryder System, Inc.                                               110,600        6,462
Simpson Manufacturing Co., Inc. (b)                              150,400        5,422
Supreme Industries, Inc., Cl A                                    79,905          574
UTI Worldwide, Inc.                                               68,100        1,718
Valmont Industries, Inc.                                         113,400        5,272
Wabtec Corp. (b)                                                 486,000       18,176
Walter Industries, Inc. (b)                                      188,300       10,855
                                                                           ----------
                                                                              241,283
                                                                           ----------
INFORMATION TECHNOLOGY (7.8%)
Diebold, Inc. (b)                                                182,900        7,429

Factset Research Systems, Inc. (b)                               238,600       11,286
Harris Corp.                                                     209,256        8,686
Jack Henry & Associates, Inc. (b)                                514,500       10,115
Keithley Instruments, Inc.                                       253,700        3,230
Nam Tai Electronics, Inc.                                        259,300        5,801
Reynolds & Reynolds Co. (The), Cl A                              252,794        7,753
Woodhead Industries, Inc.                                        310,400        5,941
                                                                           ----------
                                                                               60,241
                                                                           ----------
MATERIALS (8.9%)
Aber Diamond Corp.                                               127,400        3,956
Agnico-Eagle Mines Ltd.                                          202,500        6,699
Airgas, Inc. (b)                                                 451,688       16,825
Foundation Coal Holdings, Inc.                                   227,000       10,653
RPM International, Inc. (b)                                      533,300        9,599
Scotts Miracle-Gro Co. (The), Cl A (b)                           138,000        5,840
Sensient Technologies Corp.                                      290,900        6,083
Valspar Corp. (The)                                              339,900        8,977
                                                                           ----------
                                                                               68,632
                                                                           ----------
UTILITIES (2.5%)
Companhia de Saneamento Basico ADR (b)                           469,300       11,053
PNM Resources, Inc. (b)                                          325,100        8,114
                                                                           ----------
                                                                               19,167
                                                                           ----------
TOTAL COMMON STOCKS (COST $595,728)                                           765,585
                                                                           ----------
SHORT-TERM INVESTMENT (14.1%)
CSFB Enhanced Liquidity Portfolio (c)                        108,150,317      108,150
                                                                           ----------
TOTAL SHORT-TERM INVESTMENT (COST $108,150)                                   108,150
                                                                           ----------
MONEY MARKET FUND (0.5%)
Federated Prime Value Obligations Fund, Cl I                   3,611,834        3,612
                                                                           ----------
TOTAL MONEY MARKET FUND (COST $3,612)                                           3,612
                                                                           ----------
TOTAL INVESTMENTS (COST $707,490) (A) - 114.3%                                877,347
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.3)%                              (109,525)
                                                                           ----------
NET ASSETS - 100.0%                                                        $  767,822
                                                                           ==========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $707,811 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $197,135
Unrealized Depreciation..................    (27,597)
                                            --------
Unrealized Appreciation (Depreciation)...   $169,538
                                            ========

(b) This security or a partial position of the security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 in thousands was $105,516.

(c) This security was purchased with cash collateral held from securities lending.

ADR - American Depository Receipt
Cl  - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
BALANCED FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
COMMON STOCKS (60.0%)
CONSUMER DISCRETIONARY (10.0%)
Advance Auto Parts, Inc.                                           1,547   $       45
Dow Jones & Co., Inc. (b)                                         16,500          578
Home Depot, Inc. (The)                                            12,000          429
International Game Technology                                     15,700          596
Lowe's Cos., Inc. (b)                                             27,700        1,680
Marriott International, Inc., Cl A                                13,600          518
New York Times Co. (The), Cl A (b)                                11,400          280
Newell Rubbermaid, Inc. (b)                                       27,100          700
NIKE, Inc., Cl B                                                   7,500          608
Time Warner, Inc.                                                 27,100          469
TJX Cos., Inc. (The)                                              24,500          560
Univision Communications, Inc., Cl A * (b)                        19,500          653
Walt Disney Co. (The)                                             17,700          531
Whirlpool Corp.                                                    8,000          661
YUM! Brands, Inc.                                                 18,800          945
                                                                           ----------
                                                                                9,253
                                                                           ----------
CONSUMER STAPLES (2.5%)
Anheuser-Busch Cos., Inc.                                         16,500          752
Colgate-Palmolive Co.                                             14,000          839
Wal-Mart Stores, Inc.                                             14,800          713
                                                                           ----------
                                                                                2,304
                                                                           ----------
ENERGY (4.2%)
Anadarko Petroleum Corp.                                          13,400          639
BJ Services Co.                                                   19,000          708
Exxon Mobil Corp.                                                 41,000        2,515
                                                                           ----------
                                                                                3,862
                                                                           ----------
FINANCIALS (12.6%)
Ambac Financial Group, Inc.                                        7,500          608
American Express Co.                                              21,000        1,118
Chubb Corp. (The)                                                 25,200        1,258
Genworth Financial, Inc., Cl A                                    48,500        1,691
Goldman Sachs Group, Inc. (The)                                    7,900        1,188
JPMorgan Chase & Co.                                              25,000        1,050
Merrill Lynch & Co., Inc.                                         15,400        1,071
MGIC Investment Corp.                                             18,000        1,170
Morgan Stanley                                                    14,600          923
SLM Corp.                                                         20,000        1,058
Wells Fargo & Co.                                                 10,000          671
                                                                           ----------
                                                                               11,806
                                                                           ----------
HEALTH CARE (9.9%)
AmerisourceBergen Corp.                                           17,200          721
Baxter International, Inc.                                        35,200        1,294
Becton, Dickinson & Co.                                           19,600        1,198
Forest Laboratories, Inc. *                                       23,600          913
Health Management Associates, Inc., Cl A                          47,300          932

Pfizer, Inc.                                                      60,500        1,421
Quest Diagnostics, Inc. (b)                                       19,000        1,138
Schering-Plough Corp.                                             36,900          702
Universal Health Services, Inc., Cl B                             16,600          834
                                                                           ----------
                                                                                9,153
                                                                           ----------
INDUSTRIALS (10.1%)
Danaher Corp.                                                     19,000        1,222
Emerson Electric Co.                                              10,800          905
General Electric Co.                                              41,200        1,358
Honeywell International, Inc.                                     22,000          887
Illinois Tool Works, Inc.                                         39,800        1,890
Raytheon Co.                                                      20,000          891
United Parcel Service, Inc., Cl B                                 15,300        1,260
Waste Management, Inc.                                            27,000          969
                                                                           ----------
                                                                                9,382
                                                                           ----------
INFORMATION TECHNOLOGY (9.4%)
Analog Devices, Inc.                                              12,200          392
CheckFree Corp. * (b)                                             25,000        1,239
Cisco Systems, Inc. *                                             35,000          684
Comverse Technology, Inc. *                                       30,500          603
International Business Machines Corp.                             17,000        1,306
Maxim Integrated Products, Inc.                                   28,900          928
Microsoft Corp.                                                   45,400        1,058
Paychex, Inc.                                                     24,400          951
QUALCOMM, Inc.                                                    21,200          849
Xilinx, Inc.                                                      31,300          709
                                                                           ----------
                                                                                8,719
                                                                           ----------
TELECOMMUNICATION SERVICES (1.3%)
AT&T, Inc. (b)                                                    43,600        1,216
                                                                           ----------
TOTAL COMMON STOCKS (COST $49,718)                                             55,695
                                                                           ----------
CORPORATE BONDS (7.8%)
AEROSPACE & DEFENSE (0.1%)
United Technologies Corp., 4.875%,
05/01/15                                                             125          117
                                                                           ----------
AIRLINES (0.1%)
Southwest Airlines Co., 5.125%,
03/01/17                                                             140          126
                                                                           ----------
BANKS (0.2%)
Bank of America Corp., 7.400%,
01/15/11                                                             210          223
                                                                           ----------
BEVERAGES (0.3%)
SABMiller PLC, 6.200%, 07/01/11 (d)                                  265          266
                                                                           ----------
CONSUMER STAPLES (0.2%)
Avon Products, Inc., 5.125%,
01/15/11                                                             225          219
                                                                           ----------
DIVERSIFIED FINANCIAL SERVICES (2.1%)
CIT Group, Inc., 5.125%, 09/30/14                                    130          122
Citigroup, Inc., 5.125%, 05/05/14                                     60           57
Citigroup, Inc., 5.850%, 12/11/34                                     60           57
ERAC USA Finance Co., 5.600%,                                        165          157
05/01/15 (d)
Fund American Cos., Inc., 5.875%,                                    335          321
05/15/13
Goldman Sachs Group, Inc. (The),                                     280          261
4.750%, 07/15/13

HSBC Holdings PLC, 7.625%,                                           105          120
05/17/32
International Lease Finance Corp., Ser                                85           82
Q, 5.250%, 01/10/13
John Deere Capital Corp., 3.900%,                                     65           63
01/15/08
JPMorgan Chase & Co., 6.625%,                                        310          322
03/15/12
Lazard Group LLC, 7.125%, 05/15/15                                   230          232
Morgan Stanley, 5.300%, 03/01/13                                     180          174
                                                                           ----------
                                                                                1,968
                                                                           ----------
ELECTRIC (0.6%)
Exelon Corp., 4.900%, 06/15/15                                       195          178
MidAmerican Energy Holdings Co.,                                     175          164
6.125%, 04/01/36 (d)
Pacific Gas & Electric Co., 6.050%, 03/01/34                         195          184
                                                                           ----------
                                                                                  526
                                                                           ----------
ENTERTAINMENT (0.3%)
GTECH Holdings Corp., 4.750%, 10/15/10                               270          260
                                                                           ----------
HEALTH CARE (0.1%)
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36                     75           67
                                                                           ----------
INFORMATION TECHNOLOGY (0.2%)
Comcast Corp., 6.450%, 03/15/37                                      210          197
                                                                           ----------
INSURANCE (0.0%)
Metlife, Inc., 5.700%, 06/15/35                                       35           31
                                                                           ----------
INVESTMENT COMPANIES (0.1%)
Credit Suisse First Boston USA, Inc., 6.500%, 01/15/12                70           72
                                                                           ----------
MEDIA (0.3%)
Cox Communications, Inc., 4.625%,                                     95           85
06/01/13
News America, Inc., 6.200%, 12/15/34                                 105           96
Time Warner, Inc., 7.625%, 04/15/31                                   70           75
                                                                           ----------
                                                                                  256
                                                                           ----------
MINING (0.3%)
Alcan, Inc., 5.750%, 06/01/35                                         70           63
Inco Ltd., 7.750%, 05/15/12                                          160          171
                                                                           ----------
                                                                                  234
                                                                           ----------
MISCELLANEOUS MANUFACTURER (0.5%)
General Electric Co., 5.000%, 02/01/13                               495          474
                                                                           ----------
OIL & GAS (0.4%)
Devon Financing Corp. ULC, 7.875%,                                   205          234
09/30/31
Enterprise Products Operating LP, Ser B, 5.750%, 03/01/35            110           93
                                                                           ----------
                                                                                  327
                                                                           ----------
PIPELINES (0.2%)
CenterPoint Energy Resources Corp.,                                   90           98
Ser B, 7.875%, 04/01/13
Kinder Morgan, Inc., 6.400%, 01/05/36                                130          106
                                                                           ----------

                                                                                  204
                                                                           ----------
REITS (0.1%)
Simon Property Group LP, 6.375%, 11/15/07                             55           55
                                                                           ----------
RETAIL (0.5%)
Federated Department Stores, Inc.,                                    55           55
6.900%, 04/01/29
Woolworths Ltd., 5.550%, 11/15/15 (d)                                435          418
                                                                           ----------
                                                                                  473
                                                                           ----------
TELECOMMUNICATIONS (1.2%)
BellSouth Corp., 6.550%, 06/15/34                                     70           67
Cisco Systems Inc., 5.500%, 02/22/16                                 260          250
Deutsche Telekom AG, 5.750%,                                         305          288
03/23/16
SBC, Inc., 6.450%, 06/15/34                                          110          105
Verizon Communications, Inc., 5.850%,                                110           96
09/15/35
Vodafone Group PLC, 5.500%, 06/15/11                                 330          321
                                                                           ----------
                                                                                1,127
                                                                           ----------
TOTAL CORPORATE BONDS (COST $7,507)                                             7,222
                                                                           ----------
FIXED INCOME SECURITIES (1.9%)
AUTOMOBILE ABS (0.4%)
Daimler Chrysler Auto Trust, Ser                                     225          219
2005-A, Cl A4, 3.740%, 02/08/10
Honda Auto Recievables Owner Trust,
Ser 2006-1, Cl A3, 5.070%, 02/18/10                                  140          139
                                                                           ----------
                                                                                  358
                                                                           ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (1.5%)
Banc of America Commerical Mortgage,                                 195          187
Inc., Ser 2004-4, Cl A3, 4.128%,
07/10/42
Citigroup/Deutsche Bank Commercial                                   345          330
Mortgage Trust, Ser 2005-CD1, Cl A4,
5.226%, 07/15/44 (e)
GE Capital Commercial Mortgage                                       205          198
Corp., Ser 2006-C1, Cl A4, 5.3395%,
03/10/44 (e)
GMAC Commercial Mortgage                                             252          245
Securities, Inc., Ser 2003-C2, Cl A1,
4.576%, 05/10/40
GS Mortgage Securities Corp. II, Ser                                 290          287
2006-GG6, Cl A2, 5.506%, 04/10/38 (e)
Wachovia Bank Commercial Mortgage                                    195          188
Trust, Ser 2006-C23, Cl A4, 5.418%,
01/15/45 (e)                                                               ----------
                                                                                1,435
                                                                           ----------
TOTAL FIXED INCOME SECURITIES (COST $1,834)                                     1,793
                                                                           ----------
FOREIGN GOVERNMENT BONDS (1.6%)
GERMANY (EUR) (0.4%)
Bundesschatzanweisungen, 2.500%, 09/22/06                            325          415
                                                                           ----------

JAPAN (YEN) (1.0%)
Japanese Government, Ser 224, 0.200%, 09/20/06                   109,000          952
                                                                           ----------
SWITZERLAND (CHF) (0.2%)
Swiss Government, 4.500%, 06/10/07                                   175          147
                                                                           ----------
TOTAL FOREIGN GOVERNMENT BONDS (COST $1,532)                                    1,514
                                                                           ----------
U.S. TREASURY OBLIGATIONS (27.7%)
U.S. TREASURY BONDS (3.0%)
5.375%, 02/15/31                                                     340          346
4.500%, 02/15/36 (b)                                               2,705        2,425
                                                                           ----------
                                                                                2,771
                                                                           ----------
U.S. TREASURY NOTES (24.7%)
2.750%, 07/31/06 (b)                                               1,570        1,567
5.625%, 05/15/08 (b)                                               2,235        2,253
4.875%, 05/31/08 (b)                                                 115          114
3.375%, 12/15/08 (b)                                               5,090        4,886
4.875%, 05/15/09 (b)                                               2,755        2,736
4.250%, 10/15/10 (b)                                               3,910        3,785
4.250%, 01/15/11                                                     280          270
4.875%, 05/31/11 (b)                                               2,810        2,781
4.250%, 08/15/13 (b)                                               1,545        1,466
4.000%, 02/15/15 (b)                                               2,455        2,262
5.125%, 05/15/16 (b)                                                 830          829
                                                                           ----------
                                                                               22,949
                                                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $26,192)                                 25,720
                                                                           ----------
SHORT-TERM INVESTMENT (33.7%)
CSFB Enhanced Liquidity Portfolio (c)                         31,341,013       31,341
                                                                           ----------
TOTAL SHORT-TERM INVESTMENT (COST $31,341)                                     31,341
                                                                           ----------
REPURCHASE AGREEMENT (0.5%)
Deutsche Bank AG, 4.355%, dated
06/30/06, to be repurchased on 07/03/06,
repurchase price $424,519 (collateralized
by U.S. Government Agencies, DN, due
10/15/10; total market value $433,636)                               422          424
                                                                           ----------
TOTAL REPURCHASE AGREEMENT (COST $424)                                            424
                                                                           ----------
TOTAL INVESTMENTS (COST $118,548) (a) - 133.2%                                123,709
LIABILITIES IN EXCESS OF OTHER ASSETS - (33.2)%                               (30,846)
                                                                           ----------
NET ASSETS - 100.0%                                                        $   92,863
                                                                           ==========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $118,837 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation .................   $ 7,574
Unrealized Depreciation .................    (2,702)
                                            -------
Unrealized Appreciation (Depreciation) ..     4,872
                                            =======

(b) This security or a partial position of the security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 in thousands was $30,521.

(c) This security was purchased with cash collateral held from securities lending.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

CHF - Principal Amount in Swiss Franc
Cl - Class
DN - Discount Note
EUR - Principal Amount in Euro
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
Ser - Series
YEN - Principal Amount in Japanese Yen

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION AGGRESSIVE GROWTH FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES         VALUE
                                                            ------------   ----------
EQUITY FUNDS (95.3%)
STI Classic Aggressive Growth Stock                              388,709   $    4,439
Fund, I Shares (b)
STI Classic Capital Appreciation Fund, I                       1,218,155       14,984
Shares (b)
STI Classic Emerging Growth Stock                                 53,723          643
Fund, I Shares * (b)
STI Classic International Equity Index                           613,263        9,696
Fund, I Shares (b)
STI Classic Large Cap Quantitative                               376,023        5,076
Equity Fund, I Shares (b)
STI Classic Large Cap Relative Value                             682,476       11,616
Fund, I Shares (b)
STI Classic Large Cap Value Equity                               366,316        5,062
Fund, I Shares (b)
STI Classic Mid-Cap Equity Fund, I                               287,677        3,838
Shares (b)
STI Classic Mid-Cap Value Equity Fund,                           146,322        1,908
I Shares (b)
STI Classic Small Cap Growth Stock                                58,960        1,269
Fund, I Shares * (b)
STI Classic Small Cap Quantitative                                67,773          642
Equity Fund, I Shares * (b)
STI Classic Small Cap Value Equity
Fund, I Shares (b)                                                47,540          960
                                                                           ----------
TOTAL EQUITY FUNDS (COST $50,374)                                              60,133
                                                                           ----------
MONEY MARKET FUND (5.1%)
STI Classic Prime Quality Money                                3,202,807        3,203
                                                                           ----------
Market Fund, I Shares (b)
TOTAL MONEY MARKET FUND (COST $3,203)                                           3,203
                                                                           ----------
TOTAL INVESTMENTS (COST $53,577) (a) - 100.4%                                  63,336
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%                                   (268)
                                                                           ----------
NET ASSETS - 100.0%                                                        $   63,068
                                                                           ==========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $54,735 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation .................   $8,806
Unrealized Depreciation .................     (205)
                                            ------
Unrealized Appreciation (Depreciation) ..   $8,601
                                            ======

(b)  Affiliate Investment.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION CONSERVATIVE FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES         VALUE
                                                            ------------   ----------
EQUITY FUNDS (20.6%)
STI Classic Aggressive Growth Stock                               12,978   $      148
Fund, I Shares (b)
STI Classic Capital Appreciation Fund,                            23,695          291
I Shares (b)
STI Classic International Equity Index                            31,683          500
Fund, I Shares (b)
STI Classic Large Cap Quantitative                                10,927          148
Equity Fund, I Shares (b)
STI Classic Large Cap Relative Value                              17,149          291
Fund, I Shares (b)
STI Classic Large Cap Value Equity                                 7,070           98
Fund, I Shares (b)
STI Classic Mid-Cap Equity Fund, I                                 7,410           99
Shares (b)
STI Classic Mid-Cap Value Equity                                   7,561           99
Fund, I Shares (b)
STI Classic Small Cap Growth Stock                                 4,593           99
Fund, I Shares * (b)
STI Classic Small Cap Quantitative                                10,605          101
Equity Fund, I Shares * (b)
STI Classic Small Cap Value Equity Fund, I Shares (b)              4,931          100
                                                                           ----------
TOTAL EQUITY FUNDS (COST $1,580)                                                1,974
                                                                           ----------
FIXED INCOME FUNDS (71.6%)
STI Classic Core Bond Fund, I Shares (b)                         694,667        6,752
STI Classic High Income Fund, I Shares (b)                        13,934           97
                                                                           ----------
TOTAL FIXED INCOME FUNDS (COST $7,147)                                          6,849
                                                                           ----------
MONEY MARKET FUND (8.5%)
STI Classic Prime Quality Money Market Fund, I Shares (b)        812,837          813
                                                                           ----------
TOTAL MONEY MARKET FUND (COST $813)                                               813
                                                                           ----------
TOTAL INVESTMENTS (COST $9,540) (a) - 100.7%                                    9,636
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%                                    (68)
                                                                           ----------
NET ASSETS - 100.0%                                                        $    9,568
                                                                           ==========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $9,568 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation.................   $ 371
Unrealized Depreciation.................    (303)
                                           -----
Unrealized Appreciation (Depreciation)..   $  68
                                           =====

(b)  Affiliate Investment.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION GROWTH AND INCOME FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES         VALUE
                                                            ------------   ----------
EQUITY FUNDS (70.4%)
STI Classic Aggressive Growth Stock                              589,896   $    6,737
Fund, I Shares (b)
STI Classic Capital Appreciation Fund,                         1,812,248       22,290
I Shares (b)
STI Classic Emerging Growth Stock                                 77,089          922
Fund, I Shares * (b)
STI Classic International Equity Index                           922,186       14,579
Fund, I Shares (b)
STI Classic Large Cap Quantitative                               564,145        7,616
Equity Fund, I Shares (b)
STI Classic Large Cap Relative Value                           1,013,200       17,244
Fund, I Shares (b)
STI Classic Large Cap Value Equity                               548,827        7,585
Fund, I Shares (b)
STI Classic Mid-Cap Equity Fund, I                               428,917        5,722
Shares (b)
STI Classic Mid-Cap Value Equity                                 218,843        2,854
Fund, I Shares (b)
STI Classic Small Cap Growth Stock                                90,534        1,949
Fund, I Shares * (b)
STI Classic Small Cap Quantitative                               139,526        1,323
Equity Fund, I Shares * (b)
STI Classic Small Cap Value Equity Fund, I Shares (b)             71,275        1,440
                                                                           ----------
TOTAL EQUITY FUNDS (COST $73,521)                                              90,261
                                                                           ----------
FIXED INCOME FUNDS (21.7%)
STI Classic Core Bond Fund, I Shares (b)                       2,731,383       26,549
STI Classic High Income Fund, I Shares (b)                       182,631        1,266
                                                                           ----------
TOTAL FIXED INCOME FUNDS (COST $28,913)                                        27,815
                                                                           ----------
MONEY MARKET FUND (7.9%)
STI Classic Prime Quality Money
Market Fund, I Shares (b)                                     10,087,987       10,088
                                                                           ----------
TOTAL MONEY MARKET FUND (COST $10,088)                                         10,088
                                                                           ----------
TOTAL INVESTMENTS (COST $112,522) (a) - 100.0%                                128,164
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                                       16
                                                                           ----------
NET ASSETS - 100.0%                                                        $  128,180
                                                                           ==========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $113,797 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation.................   $15,709
Unrealized Depreciation.................    (1,342)
                                           -------
Unrealized Appreciation (Depreciation)..   $14,367
                                           =======

(b)  Affiliate Investment.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION MODERATE GROWTH FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES         VALUE
                                                            ------------   ----------
EQUITY FUNDS (50.6%)
STI Classic Aggressive Growth Stock                              612,813   $    6,998
Fund, I Shares (b)
STI Classic Capital Appreciation Fund, I                       1,809,537       22,258
Shares (b)
STI Classic International Equity Index                           930,468       14,711
Fund, I Shares (b)
STI Classic Large Cap Quantitative                               567,249        7,658
Equity Fund, I Shares (b)
STI Classic Large Cap Relative Value                           1,009,193       17,176
Fund, I Shares (b)
STI Classic Large Cap Value Equity                               537,415        7,427
Fund, I Shares (b)
STI Classic Mid-Cap Equity Fund, I                               480,766        6,413
Shares (b)
STI Classic Mid-Cap Value Equity Fund,                           224,264        2,924
I Shares (b)
STI Classic Small Cap Growth Stock                                94,215        2,028
Fund, I Shares * (b)
STI Classic Small Cap Quantitative                               196,527        1,863
Equity Fund, I Shares * (b)
STI Classic Small Cap Value Equity Fund, I Shares (b)             91,418        1,847
                                                                           ----------
TOTAL EQUITY FUNDS (COST $73,320)                                              91,303
                                                                           ----------
FIXED INCOME FUNDS (41.6%)
STI Classic Core Bond Fund, I Shares (b)                       7,542,745       73,316
STI Classic High Income Fund, I Shares (b)                       258,307        1,790
                                                                           ----------
TOTAL FIXED INCOME FUNDS (COST $78,181)                                        75,106
                                                                           ----------
MONEY MARKET FUND (7.9%)
STI Classic Prime Quality Money Market Fund, I Shares (b)     14,238,604       14,239
                                                                           ----------
TOTAL MONEY MARKET FUND (COST $14,239)                                         14,239
                                                                           ----------
TOTAL INVESTMENTS (COST $165,740) (a) - 100.1%                                180,648
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                                   (120)
                                                                           ----------
NET ASSETS - 100.0%                                                        $  180,528
                                                                           ==========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $165,740 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation.................   $15,552
Unrealized Depreciation.................    (3,337)
                                           -------
Unrealized Appreciation (Depreciation)..   $12,215
                                           =======

(b)  Affiliate Investment.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION TARGET DATE 2015 FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES         VALUE
                                                            ------------   ----------
EQUITY FUNDS (70.8%)
STI Classic Aggressive Growth Stock                                2,933   $       33
Fund, I Shares (b)
STI Classic Capital Appreciation Fund, I                           8,936          109
Shares (b)
STI Classic Emerging Growth Stock                                    385            5
Fund, I Shares * (b)
STI Classic International Equity Index                             4,599           73
Fund, I Shares (b)
STI Classic Large Cap Quantitative                                 2,816           38
Equity Fund, I Shares (b)
STI Classic Large Cap Relative Value                               5,046           86
Fund, I Shares (b)
STI Classic Large Cap Value Equity                                 2,793           39
Fund, I Shares (b)
STI Classic Mid-Cap Equity Fund, I                                 2,145           29
Shares (b)
STI Classic Mid-Cap Value Equity Fund,                             1,095           14
I Shares (b)
STI Classic Small Cap Growth Stock                                   453           10
Fund, I Shares * (b)
STI Classic Small Cap Quantitative                                   699            7
Equity Fund, I Shares * (b)
TOTAL EQUITY FUNDS (COST $438)                                                    443
                                                                           ----------
FIXED INCOME FUNDS (20.9%)
STI Classic Core Bond Fund, I Shares (b)                          12,870          125
STI Classic High Income Fund, I Shares (b)                           863            6
                                                                           ----------
TOTAL FIXED INCOME FUNDS (COST $133)                                              131
                                                                           ----------
MONEY MARKET FUND (3.8%)
STI Classic Prime Quality Money Market Fund, I Shares (b)         24,489           24
                                                                           ----------
TOTAL MONEY MARKET FUND (COST $24)                                                 24
                                                                           ----------
EXCHANGE TRADED FUND (1.1%)
iShares Russell 2000 Value Index Fund                                 98            7
                                                                           ----------
TOTAL EXCHANGE TRADED FUND (COST $7)                                                7
                                                                           ----------
TOTAL INVESTMENTS (COST $602) (a) - 96.6%                                         605
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.4%                                       21
                                                                           ----------
NET ASSETS - 100.0%                                                        $      626
                                                                           ==========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $602 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation.................   $10
Unrealized Depreciation.................    (7)
                                           ---
Unrealized Appreciation (Depreciation)..   $ 3
                                           ===

(b)  Affiliate Investment.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION TARGET DATE 2025 FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES         VALUE
                                                            ------------   ----------
EQUITY FUNDS (86.7%)
STI Classic Aggressive Growth Stock                                7,792   $       89
Fund, I Shares (b)
STI Classic Capital Appreciation Fund,                            24,160          297
I Shares (b)
STI Classic Emerging Growth Stock                                  1,036           12
Fund, I Shares * (b)
STI Classic International Equity Index                            12,325          195
Fund, I Shares (b)
STI Classic Large Cap Quantitative                                 7,592          102
Equity Fund, I Shares (b)
STI Classic Large Cap Relative Value                              13,700          233
Fund, I Shares (b)
STI Classic Large Cap Value Equity                                 7,802          108
Fund, I Shares (b)
STI Classic Mid-Cap Equity Fund, I                                 5,822           78
Shares (b)
STI Classic Mid-Cap Value Equity                                   2,914           38
Fund, I Shares (b)
STI Classic Small Cap Growth Stock                                 1,199           26
Fund, I Shares * (b)
STI Classic Small Cap Quantitative
Equity Fund, I Shares * (b)                                        1,459           14
                                                                           ----------
TOTAL EQUITY FUNDS (COST $1,203)                                                1,192
                                                                           ----------
FIXED INCOME FUNDS (3.9%)
STI Classic Core Bond Fund, I Shares (b)                           4,071           40
STI Classic High Income Fund, I Shares (b)                         1,910           13
                                                                           ----------
TOTAL FIXED INCOME FUNDS (COST $53)                                                53
                                                                           ----------
MONEY MARKET FUND (6.5%)
STI Classic Prime Quality Money Market Fund, I Shares (b)         88,816           89
                                                                           ----------
TOTAL MONEY MARKET FUND (COST $89)                                                 89
                                                                           ----------
EXCHANGE TRADED FUND (1.4%)
iShares Russell 2000 Value Index Fund                                266           19
                                                                           ----------
TOTAL EXCHANGE TRADED FUND (COST $19)                                              19
                                                                           ----------
TOTAL INVESTMENTS (COST $1,364) (a) - 98.5%                                     1,353
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%                                       21
                                                                           ----------
NET ASSETS - 100.0%                                                        $    1,374
                                                                           ==========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $1,364 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 13
Unrealized Depreciation..................    (24)
                                            ----
Unrealized Appreciation (Depreciation)...   $(11)
                                            ====

(b)  Affiliate Investment.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION TARGET DATE 2035 FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES         VALUE
                                                            ------------   ----------
EQUITY FUNDS (90.8%)
STI Classic Aggressive Growth Stock                                4,323   $       49
Fund, I Shares (b)
STI Classic Capital Appreciation Fund,                            13,530          167
I Shares (b)
STI Classic Emerging Growth Stock                                    597            7
Fund, I Shares * (b)
STI Classic International Equity Index                             6,784          107
Fund, I Shares (b)
STI Classic Large Cap Quantitative                                 4,158           56
Equity Fund, I Shares (b)
STI Classic Large Cap Relative Value                               7,548          129
Fund, I Shares (b)
STI Classic Large Cap Value Equity                                 4,032           56
Fund, I Shares (b)
STI Classic Mid-Cap Equity Fund, I                                 3,167           42
Shares (b)
STI Classic Mid-Cap Value Equity                                   1,614           21
Fund, I Shares (b)
STI Classic Small Cap Growth Stock                                   656           14
Fund, I Shares * (b)
STI Classic Small Cap Quantitative
Equity Fund, I Shares * (b)                                          753            7
                                                                           ----------
TOTAL EQUITY FUNDS (COST $657)                                                    655
                                                                           ----------
FIXED INCOME FUND (1.0%)
STI Classic Core Bond Fund, I Shares (b)                             704            7
                                                                           ----------
TOTAL FIXED INCOME FUND (COST $7)                                                   7
                                                                           ----------
MONEY MARKET FUND (3.9%)
STI Classic Prime Quality Money Market Fund, I Shares (b)         27,975           28
                                                                           ----------
TOTAL MONEY MARKET FUND (COST $28)                                                 28
                                                                           ----------
EXCHANGE TRADED FUND (1.5%)
iShares Russell 2000 Value Index Fund                                148           11
                                                                           ----------
TOTAL EXCHANGE TRADED FUND (COST $10)                                              11
                                                                           ----------
TOTAL INVESTMENTS (COST $702) (a) - 97.2%                                         701
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8%                                       20
                                                                           ----------
NET ASSETS - 100.0%                                                        $      721
                                                                           ==========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $702 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 11
Unrealized Depreciation..................    (12)
                                            ----
Unrealized Appreciation (Depreciation)...   $ (1)
                                            ====

(b)  Affiliate Investment.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CORE BOND FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                              PRINCIPAL
                                                                AMOUNT        VALUE
                                                            ------------   ----------
ASSET BACKED SECURITIES (9.3%)
AUTOMOBILE ABS (0.7%)
Daimler Chrysler Auto Trust, Ser                            $      2,490   $    2,422
2005-A, Cl A4, 3.740%, 02/08/10
Honda Auto Receivables Owner Trust,
Ser 2006-1, Cl A3, 5.070%, 02/18/10                                1,105        1,096
                                                                           ----------
                                                                                3,518
                                                                           ----------
CREDIT CARD ABS (6.0%)
American Express Credit Account Master                             3,350        3,354
Trust, Ser 2002-2, Cl A, 5.309%,
11/16/09 (b)
Chase Credit Card Master Trust, Ser                                3,651        3,657
2003-2, Cl A, 5.309%, Series 2003-2,
Class A 07/15/10 (b)
Chase Issuance Trust, Ser 2005-A1, Cl                              2,606        2,606
A1, 5.209%, 12/15/10 (b)
Citibank Credit Card Issuance Trust, Ser                           3,585        3,590
2003-A9, Cl A, 5.269%, 11/22/10 (b)
Discover Card Master Trust I, Ser                                  4,500        4,510
2003-4, Cl A1, 5.309%, 05/15/11 (b)
First USA Credit Card Master Trust, Ser                            3,625        3,632
1997-4, Cl A, 5.462%, 02/17/10 (b)
First USA Credit Card Master Trust, Ser                            3,600        3,606
1997-8, Cl A, 5.402%, 05/17/10 (b)
MBNA Credit Card Master Note Trust,                                3,281        3,291
Ser 2003-A12, Cl A12, 5.191%, 05/16/11 (b)
MBNA Credit Card Master Note Trust,
Ser 2005-A5, Cl A5, 5.199%, 12/15/10 (b)                           3,407        3,407
                                                                           ----------
                                                                               31,653
                                                                           ----------
DIVERSIFIED FINANCIAL SERVICES (1.4%)
Nelnet Student Loan Trust, Ser 2005-1,                             3,646        3,634
Cl A3, 5.140%, 10/25/16 (b)
SLM Student Loan Trust, Ser 2004-8,
Cl A3, 5.190%, 07/27/15 (b)                                        3,590        3,596
                                                                           ----------
                                                                                7,230
                                                                           ----------
HOME EQUITY ABS (1.2%)
Cityscape Home Equity Loan Trust, Ser                                 20           20
1996-3, Cl A8, 7.650%, 09/25/25
Countywide Home Equity Loan Trust,                                 3,048        3,048
Ser 2006-C, Cl 2A, 5.379%, 05/15/36 (b)
Countywide Home Equity Loan Trust,                                 2,896        2,896
Ser 2006-E, Cl 2A, 5.351%, 11/29/31 (b)
Delta Funding Home Equity Loan Trust,                                  8            8

Ser 1999-3, Cl A1F, 7.462%, 09/15/29
New Century Home Equity Loan Trust,                                    7            7
Ser 1999-NCB, Cl A7, 7.540%, 06/25/29
Soundview Home Equity Loan Trust,
Ser 2001-1, Cl A, 6.265%, 04/15/31 (b)                                 7            7
                                                                           ----------
                                                                                5,986
                                                                           ----------
TOTAL ASSET BACKED SECURITIES (COST $48,447)                                   48,387
                                                                           ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (2.7%)
Banc of America Commercial Mortgage,                               2,350        2,248
Inc., Ser 2004-4, Cl A3, 4.128%,
07/10/42
Citigroup/Deutsche Bank Commercial                                 1,700        1,630
Mortgage Trust, Ser 2005-CD1, Cl A4,
5.226%, 07/15/44 (b)
Citigroup/Deutsche Bank Commercial                                 1,115        1,076
Mortgage Trust, Ser 2006-CD2, Cl A4,
5.362%, 01/15/46 (b)
GE Capital Commercial Mortgage                                     2,635        2,542
Corp., Ser 2006-C1, Cl A4, 5.340%,
03/10/44 (b)
GMAC Commercial Mortgage                                           2,498        2,423
Securities, Inc., Ser 2003-C2, Cl A1,
4.576%, 05/10/40
GS Mortgage Securities Corp. II, Ser                               2,185        2,163
2006-GG6, Cl A2, 5.506%, 04/10/38 (b)
Wachovia Bank Commercial Mortgage
Trust, Ser 2006-C23, Cl A4, 5.418%,
01/15/45 (b)                                                       1,860        1,794
                                                                           ----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $14,226)                       13,876
                                                                           ----------
CORPORATE BONDS (8.9%)
AEROSPACE/DEFENSE (0.2%)
United Technologies Corp., 4.875%,
05/01/15                                                           1,350        1,260
AIRLINES (0.1%)                                                            ----------
Southwest Airlines Co., 5.125%,
03/01/17                                                             650          585
BANKS (0.3%)                                                               ----------
Bank of America Corp., 7.400%,
01/15/11                                                           1,610        1,713
BREWERIES (0.3%)                                                           ----------
Sabmiller PLC, 6.200%, 07/01/11 (d)
                                                                   1,670        1,679
COMMERCIAL SERVICES (0.1%)                                                 ----------
ERAC USA Finance Co., 5.600%,
05/01/15 (d)                                                         395          376
COSMETICS/PERSONAL CARE (0.3%)                                             ----------
Avon Products, Inc., 5.125%,
01/15/11                                                           1,615        1,569
                                                                           ----------
DIVERSIFIED FINANCIAL SERVICES (2.4%)
CIT Group, Inc., 5.125%, 09/30/14                                  1,370        1,284
Citigroup, Inc., 5.125%, 05/05/14                                    420          400

Citigroup, Inc., 5.850%, 12/11/34                                    635          598
Fund American Cos., Inc., 5.875%,                                  1,795        1,722
05/15/13
Goldman Sachs Group, Inc. (The),                                   1,795        1,670
4.750%, 07/15/13
HSBC Holdings PLC, 7.625%,                                           655          746
05/17/32
International Lease Finance Corp., Ser                               650          625
Q, 5.250%, 01/10/13
John Deere Capital Corp., 3.900%,                                    370          361
01/15/08
JPMorgan Chase & Co., 6.625%,                                      1,685        1,745
03/15/12
Lazard Group LLC, 7.125%, 05/15/15                                 1,490        1,506
Morgan Stanley, 5.300%, 03/01/13                                   1,420        1,374
                                                                           ----------
                                                                               12,031
                                                                           ----------
ELECTRIC (0.7%)
Exelon Corp., 4.900%, 06/15/15                                     1,255        1,146
MidAmerican Energy Holdings Co.,                                   1,095        1,024
6.125%, 04/01/36 (d)
Northern States Power Co., 2.875%,                                   165          165
08/01/06
Pacific Gas & Electric Co., 6.050%,                                1,270        1,199
03/01/34
Public Service Co. of Colorado, Ser 14,
4.375%, 10/01/08                                                     200          194
                                                                           ----------
                                                                                3,728
                                                                           ----------
ENTERTAINMENT (0.1%)
GTECH Holdings Corp., 4.750%,
10/15/10                                                             410          394
                                                                           ----------
INSURANCE (0.1%)
Metlife, Inc., 5.700%, 06/15/35                                      370          330
                                                                           ----------
INVESTMENT COMPANIES (0.1%)
Credit Suisse First Boston USA, Inc.,
6.500%, 01/15/12                                                     605          624
                                                                           ----------
MEDIA (0.4%)
Cox Communications, Inc., 4.625%,                                    915          821
06/01/13
News America Holdings, Inc., 6.200%,                                 645          585
12/15/34
Time Warner, Inc., 7.625%, 04/15/31                                  675          727
                                                                           ----------
                                                                                2,133
                                                                           ----------
MINING (0.2%)
Inco Ltd., 7.750%, 05/15/12                                        1,010        1,078
                                                                           ----------
MISCELLANEOUS MANUFACTURER (0.5%)
General Electric Co., 5.000%,
02/01/13                                                           2,935        2,811
                                                                           ----------
OIL & GAS (0.4%)
Devon Financing Corp. ULC, 7.875%,                                 1,295        1,479
09/30/31
Enterprise Products Operating LP, Ser
B, 5.750%, 03/01/35                                                  745          632
                                                                           ----------
                                                                                2,111
                                                                           ----------
PHARMACEUTICALS (0.1%)
Teva Pharmaceutical Finance LLC,
6.150%, 02/01/36                                                     575          516
                                                                           ----------

PIPELINES (0.5%)
Centerpoint Energy Resources Corp., Ser B, 7.875%,                 1,000        1,087
04/01/13
Kinder Morgan, Inc., 6.400%, 01/05/36                              1,220          998
Panhandle Eastern Pipe Line Co. LLC, Ser B, 4.800%,
08/15/08                                                             345          336
                                                                           ----------
                                                                                2,421
                                                                           ----------
REITS (0.1%)
Simon Property Group LP, 6.375%, 11/15/07                            410          412
                                                                           ----------
RETAIL (0.5%)
Federated Department Stores, Inc., 6.900%, 04/01/29                  380          380
Woolworths Ltd, 5.550%, 11/15/15 (d)                               2,475        2,381
                                                                           ----------
                                                                                2,761
                                                                           ----------
TELECOMMUNICATIONS (1.5%)
AT&T, Inc., 6.450%, 06/15/34                                         690          656
BellSouth Corp., 6.550%, 06/15/34                                    455          433
Cisco Systems, Inc., 5.500%, 02/22/16                              1,615        1,551
Comcast Corp., 6.450%, 03/15/37                                    1,400        1,315
Deutsche Telekom AG, 5.750%, 03/23/16                              1,420        1,340
Verizon Communications, Inc., 5.850%, 09/15/35                       685          596
Vodafone Group PLC, 5.500%, 06/15/11                               2,095        2,047
                                                                           ----------
                                                                                7,938
                                                                           ----------
TOTAL CORPORATE BONDS (COST $48,785)                                           46,470
                                                                           ----------
FOREIGN GOVERNMENT BONDS (4.1%)
GERMANY (EUR) (1.1%)
Bundesschatzanweisungen, 2.500%, 09/22/06                          4,575        5,844
                                                                           ----------
JAPAN (YEN) (2.6%)
Japanese Government, Ser 224, 0.200%, 09/20/06                 1,540,400       13,461
                                                                           ----------
SWITZERLAND (CHF) (0.4%)
Swiss Government, 4.500%, 06/10/07                                 2,475        2,075
                                                                           ----------
TOTAL FOREIGN GOVERNMENT BONDS (COST $21,598)                                  21,380
                                                                           ----------
U.S. GOVERNMENT AGENCY MORTGAGES (32.1%)
FANNIE MAE (17.6%)
5.000%, 12/01/18                                                   9,196        8,877
5.000%, 12/01/18                                                   2,083        2,006
5.000%, 08/01/19                                                     213          206
5.500%, 08/01/19                                                     687          675
5.000%, 09/01/19                                                     137          132
5.500%, 09/01/19                                                   3,731        3,666
5.500%, 09/01/19                                                     219          215
5.500%, 09/01/19                                                   1,090        1,071
5.000%, 10/01/19                                                     148          142
5.000%, 10/01/19                                                     226          218
5.500%, 12/01/19                                                      58           56
5.000%, 03/01/21                                                   7,259        6,992

5.500%, 04/01/21                                                   1,484        1,457
6.500%, 06/01/32                                                      74           74
5.500%, 01/01/33                                                  15,270       14,668
5.500%, 02/01/33                                                     428          411
6.500%, 03/01/33                                                     249          250
5.500%, 06/01/33                                                   2,492        2,394
5.500%, 10/01/33                                                   3,678        3,533
6.500%, 10/01/33                                                      98           98
6.500%, 10/01/33                                                     104          105
5.000%, 11/01/33                                                   3,366        3,147
5.000%, 11/01/33                                                   5,193        4,854
6.500%, 11/01/33                                                     111          111
6.500%, 11/01/33                                                     709          713
5.000%, 03/01/34                                                   3,021        2,824
5.000%, 03/01/34                                                   3,810        3,562
5.000%, 04/01/34                                                   7,574        7,081
4.708%, 07/01/34 (b)                                               4,343        4,220
6.500%, 07/01/34                                                   1,028        1,034
6.500%, 07/01/34                                                     122          122
6.000%, 10/01/35                                                   4,134        4,070
5.170%, 01/01/36 (b)                                               4,738        4,654
6.000%, 01/01/36                                                   5,039        4,963
5.502%, 03/01/36 (b)                                               3,070        3,002
                                                                           ----------
                                                                               91,603
                                                                           ----------
FREDDIE MAC (14.5%)
6.000%, 12/01/31                                                   1,442        1,426
6.500%, 07/01/32                                                     153          155
6.000%, 12/01/32                                                     875          864
6.000%, 04/01/33                                                   1,397        1,376
5.000%, 07/01/33                                                     202          190
6.000%, 07/15/33 (c)                                              18,364       18,077
6.000%, 10/01/33                                                      30           29
6.000%, 12/01/33                                                     263          259
6.500%, 05/01/34                                                   2,315        2,330
6.000%, 07/01/34                                                   1,043        1,029
5.500%, 04/01/35                                                   4,790        4,604
6.000%, 04/01/35                                                   4,925        4,849
4.645%, 08/01/35 (b)                                               2,418        2,317
4.931%, 11/01/35 (b)                                               3,684        3,598
5.000%, 05/01/36                                                   7,692        7,184
5.500%, 05/01/36                                                   6,816        6,547
5.500%, 05/01/36                                                     177          170
6.500%, 07/13/36 (c)                                              20,037       20,150
                                                                           ----------
                                                                               75,154
                                                                           ----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (COST $170,949)                        166,757
                                                                           ----------
U.S. TREASURY OBLIGATIONS (47.4%)
U.S. TREASURY BONDS (4.6%)
5.375%, 02/15/31                                                   1,505        1,531
4.500%, 02/15/36                                                  25,026       22,439
                                                                           ----------
                                                                               23,970
                                                                           ----------
U.S. TREASURY NOTES (42.8%)
2.750%, 07/31/06                                                   7,795        7,783
3.125%, 05/15/07                                                   8,095        7,946
5.625%, 05/15/08                                                  24,835       25,031
4.875%, 05/31/08                                                     500          497
3.375%, 12/15/08                                                  46,770       44,885
4.875%, 05/15/09                                                  17,345       17,227
4.250%, 10/15/10                                                  25,325       24,510
4.250%, 01/15/11                                                  18,110       17,487

4.875%, 05/31/11                                                  16,700       16,530
4.250%, 08/15/13                                                  25,520       24,212
4.250%, 11/15/14                                                   9,778        9,196
4.000%, 02/15/15                                                  23,300       21,471
5.125%, 05/15/16                                                   5,765        5,758
                                                                           ----------
                                                                              222,533
                                                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $250,772)                               246,503
                                                                           ----------
REPURCHASE AGREEMENT (3.4%)
Lehman Brothers, Inc., 5.105%, dated on 06/30/06, to be
repurchased on 07/03/06, repurchase price $17,560,555
(collaterized by U.S. Government Agencies, DN, due
12/01/34, total market value $17,905,449)                         17,553       17,553
                                                                           ----------
TOTAL REPURCHASE AGREEMENT (COST $17,553)                                      17,553
                                                                           ----------
TOTAL INVESTMENTS (COST $572,330) (a) - 107.9%                                560,926
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.9)%                                (41,075)
                                                                           ----------
NET ASSETS - 100.0%                                                        $  519,851
                                                                           ==========

----------
(a) Cost for federal income tax purposes is $572,748 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation .................   $     --
Unrealized Depreciation .................    (11,822)
                                            --------
Unrealized Appreciation (Depreciation) ..   $(11,822)
                                            ========

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

(c)  This security was purchased on a when-issue basis.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

Cl - Class
CHF - Principal Amount in Swiss Franc
DN - Discount Note
EUR - Principal Amount in Euro
LLC - Limited Liability Corporation
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
Ser - Series
YEN - Principal Amount in Japanese Yen

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
FLORIDA TAX-EXEMPT BOND FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
MUNICIPAL BONDS (96.2%)
CALIFORNIA (3.1%)
Los Angeles Unified School District, Election of 2005,
Ser A, GO, 5.000%, 07/01/09, AMBAC                          $      5,260   $    5,445
                                                                           ----------
FLORIDA (68.3%)
Brevard County School Board, COP, 5.500%, 07/01/17,                1,860        1,985
Callable 07/01/12 @100, AMBAC
Brevard County School Board, COP, 5.500%, 07/01/18,                3,015        3,218
Callable 07/01/12 @ 100, AMBAC
Brevard County Utility Authority, RB, 5.250%, 03/01/13,            1,000        1,059
Callable 03/01/12 @ 100, FGIC
Brevard County Utility Authority, RB, 5.250%, 03/01/14,            1,000        1,057
Callable 03/01/12 @ 100, FGIC
Collier County Gas Tax, RB, 5.000%, 06/01/22,                      5,035        5,192
Callable 06/01/15 @ 100, AMBAC
Collier County Gas Tax, RB, 5.000%, 06/01/23,                      6,160        6,338
Callable 06/01/15 @ 100, AMBAC
Deerfield Beach Water & Sewer Authority, Refunding &                  30           30
Improvement Project, RB, 6.125%, 10/01/06, FGIC
Florida Municipal Power Agency, Requirements Power                 6,000        6,148
Supply, Ser A, RB, 5.000%, 10/01/08, FSA
Florida State Board of Education, Capital Outlay,                    950        1,257
Public Education Project, GO, 9.125%, 06/01/14, ETM
Florida State Board of Education, Capital Outlay, Public           1,000        1,033
Education Project, Ser B, GO, 5.250%, 06/01/11, Callable
06/01/08 @ 101
Florida State Board of Education, Capital Outlay, Public           2,130        2,271
Education Project, Ser B, GO, 5.375%, 06/01/18, Callable
06/01/12 @ 101
Florida State Board of Education, Capital Outlay, Public           1,535        1,637
Education Project, Ser D, GO, 5.375%, 06/01/15, Callable
06/01/12 @ 100
Florida State Board of Education, Capital Outlay, Public           1,235        1,317
Education Project, Ser D, GO, 5.625%, 06/01/15, Callable
06/01/10 @ 101

Florida State Board of Education, Capital Outlay, Ser C,             190          190
GO, 7.100%, 06/01/07, Callable 08/24/06 @ 100, ETM
Florida State Board of Education, Lottery, Ser A, RB,              3,130        3,199
5.000%, 07/01/08, AMBAC
Florida State Board of Education, Lottery, Ser A, RB,              1,295        1,401
6.000%, 07/01/12, Callable 07/01/10 @ 101, FGIC
Florida State Board of Education, Lottery, Ser A, RB,              3,500        3,749
5.375%, 07/01/15, Callable 07/01/12 @ 101, FGIC
Florida State Board of Education, Ser B, GO, 5.000%,               4,000        4,141
01/01/10
Florida State Department Management Services, Florida              5,290        5,477
Facilities Pool, Ser A, RB, 5.000%, 09/01/23,
Callable 09/01/15 @ 101, AMBAC
Florida State Division of Bond Finance, Department of              2,130        2,233
Environmental Protection & Preservation, Ser 2000-A, RB,
5.375%, 07/01/11, Callable 07/01/09 @ 101, FGIC
Florida State Housing Financing Authority, Homeowner                 190          190
Mortgage Project, Ser 7, RB, AMT, 5.200%, 01/01/31,
Callable 07/01/09 @ 100, FSA
Greater Orlando Aviation Authority, Airport Facilities,            1,810        1,945
RB, AMT, 5.500%, 10/01/17, FGIC
Hillsborough County Industrial Development Authority,                145          171
University Community Hospital Project, RB, 6.500%,
08/15/19, MBIA
Jacksonville Electric Authority, Electrical Systems                1,000        1,027
Project, Ser 3-A, RB, 5.250%, 10/01/13, Callable
10/01/07 @ 101
Jacksonville Health Facilities Authority, Charity                  3,090        3,277
Obligation Group, Ser C, RB, 5.750%, 08/15/13,
Prerefunded 08/15/11 @ 101
Jacksonville Sales Tax, RB, 5.500%, 10/01/13, Callable             1,435        1,531
10/01/11 @ 100, AMBAC
Jacksonville Sales Tax, RB, 5.500%, 10/01/14, Callable             1,200        1,279
10/01/11 @ 100, AMBAC
Jacksonville Sales Tax, RB, 5.500%, 10/01/15, Callable             1,550        1,652
10/01/11 @ 100, AMBAC
JEA Electric System, Ser-3-A, RB, 5.500%, 10/01/41,                4,500        4,594
Prerefunded 10/01/07 @ 100
Lee County Industrial Development Authority, Bonita                1,480        1,502
Springs Utilities Project, RB, AMT, 5.750%, 11/01/10,
Callable 11/01/06 @ 101, MBIA

Lee County Memorial Health Systems Hospital, Ser A, RB,            1,000        1,084
5.750%, 04/01/15, Callable 04/01/12 @ 100, FSA
Lee County Transportation Facility Authority, Ser A, RB,           2,000        2,134
5.500%, 10/01/13, Callable 10/01/11 @ 100, AMBAC
Lee County Transportation Facility Authority, Ser A, RB,           6,000        6,138
5.000%, 10/01/27, Callable 10/01/14 @ 100, AMBAC
Manatee County Improvement Project, RB, 5.000%, 10/01/23,          2,095        2,158
Callable 10/01/14 @ 100, FGIC
Miami Parking Facilities Authority, RB, 5.250%, 10/01/15,          1,000        1,070
MBIA
Miami-Dade County School Board, Ser A, COP, 5.000%,                4,505        4,671
11/01/20, Callable 11/01/16 @ 100, AMBAC
Orange County Health Facilities Authority, Ser C, RB,              4,855        5,605
6.250%, 10/01/16, MBIA
Orange County School Board, Ser A, COP, 5.500%, 08/01/18,          2,335        2,522
Callable 08/01/12 @ 100, MBIA
Orange County Tourist Development Tax, RB, 5.500%,                 3,030        3,177
10/01/11, Callable 10/1/09 @ 100, AMBAC
Osceola County Tourist Development Tax Authority, Ser A,           1,000        1,075
RB, 5.500%, 10/01/15, Callable 10/01/12 @ 100, FGIC
Palm Beach County Criminal Justice Facility, RB, 5.000%,           1,865        1,973
06/01/15
Palm Beach County Land Acquisition Program, Ser A, GO,             2,260        2,403
5.375%, 06/01/13, Callable 06/01/11 @ 100
Palm Beach County Land Acquisition Program, Ser A, GO,             1,050        1,117
5.375%, 06/01/14, Callable 06/01/11 @ 100
Palm Beach County Land Acquisition Program, Ser A, GO,             1,200        1,283
5.500%, 06/01/16, Callable 06/01/11 @ 100
Palm Beach County School Board Authority, Ser C, COP,              2,735        2,940
5.500%, 08/01/14, Callable 08/01/12 @ 100, FSA
Palm Beach County, Waterfront Access Projects, GO,                 2,000        2,077
5.000%, 08/01/23, Callable 08/01/16 @ 100
Pensacola Airport Authority, Ser A, RB, AMT, 6.250%,                 505          537
10/01/09, AMBAC
Pensacola Airport Authority, Ser A, RB, AMT, 6.000%,               1,075        1,133
10/01/12, Callable 10/01/08 @ 102, MBIA
Polk County School District Sales Tax Authority, RB,               2,000        2,142
5.250%, 10/01/15, Callable 10/01/14 @ 100, FSA
Polk County Utility Systems Authority, RB, 6.000%,                 1,430        1,465
10/01/08, FGIC

Tampa Guaranteed Entitlement Authority, RB, 6.000%,                  500          558
10/01/18, AMBAC
Tampa Sales Tax Authority, Ser A, RB, 5.375%, 10/01/14,
Callable 10/01/11 @ 101, AMBAC                                     1,640        1,753
                                                                           ----------
                                                                              119,115
                                                                           ----------
NEW JERSEY (3.1%)
New Jersey Economic Development Authority, School
Facilities Construction, Ser F, RB, 5.250%, 06/15/22,
Prerefunded 06/15/13 @ 100, FGIC                                   5,000        5,363
                                                                           ----------
PUERTO RICO (20.5%)
Puerto Rico Commonwealth Highway & Transportation                  5,860        6,254
Authority, RB, 5.250%, 07/01/15, Callable 07/01/13 @ 100,
FGIC
Puerto Rico Commonwealth Highway & Transportation                  3,000        3,202
Authority, Ser G, RB, 5.250%, 07/01/15, Callable 07/01/13
@ 100, FGIC
Puerto Rico Commonwealth Highway & Transportation                  3,000        3,100
Authority, Ser I, RB, 5.000%, 07/01/23, Callable 07/01/14
@ 100, FGIC
Puerto Rico Commonwealth Infrastructure Financing                  1,000        1,097
Authority, Special Tax, Ser C, RB, 5.500%, 07/01/15,
AMBAC
Puerto Rico Commonwealth Infrastructure Financing                 12,450       13,698
Authority, Special Tax, Ser C, RB, 5.500%, 07/01/17,
AMBAC
Puerto Rico Commonwealth Municipal Finance Agency, Ser A,          6,965        7,401
RB, 5.250%, 08/01/14, Callable 08/01/12 @ 100, FSA
Puerto Rico Commonwealth Municipal Finance Agency, Ser A,
RB, 5.250%, 08/01/16, Callable 08/01/12 @ 100, FSA                 1,020        1,082
                                                                           ----------
                                                                               35,834
                                                                           ----------
TEXAS (1.2%)
University of Houston, RB, 5.500%, 02/15/30, Prerefunded
02/15/10 @ 100, MBIA                                               2,000        2,105
                                                                           ----------
TOTAL MUNICIPAL BONDS (COST $168,978)                                         167,862
                                                                           ----------
MONEY MARKET FUND (3.1%)
Federated Tax-Free Obligations Fund                            5,399,795        5,400
                                                                           ----------
TOTAL MONEY MARKET FUND (COST $5,400)                                           5,400
                                                                           ----------
TOTAL INVESTMENTS (COST $174,378) (a) - 99.3%                                 173,262
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                                    1,227
                                                                           ----------

NET ASSETS - 100.0%                                                        $  174,489
                                                                           ==========

----------
(a) Cost for federal income tax purposes is $174,378 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation .................   $ 1,137
Unrealized Depreciation .................    (2,253)
                                            -------
Unrealized Appreciation (Depreciation) ..   $(1,116)
                                            =======

AMBAC - Security insured by the American Municipal Bond Assurance Corporation AMT - Alternative Minimum Tax Paper
COP - Certificate of Participation
ETM - Escrowed to Maturity
FGIC - Security insured by the Financial Guaranty Insurance Company
FSA - Security insured by Financial Security Assurance
GO - General Obligation
MBIA - Security insured by the Municipal Bond Insurance Association
RB - Revenue Bond
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
GEORGIA TAX-EXEMPT BOND FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
MUNICIPAL BONDS (94.8%)
GEORGIA (88.8%)
Association County Commissioners of Georgia Leasing         $      2,680   $    2,836
Program, Georgia Public Purpose Project, COP, 5.250%,
04/01/21, Callable 04/01/14 @ 102
Athens Housing Authority, Student Housing Lease Project,           1,000        1,041
RB, 5.250%, 12/01/21, Callable 12/01/12 @ 100, AMBAC
Atlanta Airport Passenger Facility Charge, Ser J, RB,             12,000       12,123
5.000%, 01/01/34, Callable 01/01/15 @ 100, FSA
Atlanta Airport Project, Ser A, RB, AMT, 5.375%,                   5,000        5,240
01/01/19, Callable 07/01/14 @ 100, FSA
Atlanta Development Authority Student Housing, Ser A,              2,600        2,648
5.000%, 09/01/30, Callable 09/01/15 @ 100, XLCA
Augusta Water & Sewer Authority, RB, 5.250%, 10/01/34,             2,000        2,083
Callable 10/01/14 @ 100, FSA
Augusta Water & Sewer, RB, 5.250%, 10/01/39, Callable              5,000        5,185
10/01/14 @ 100, FSA
Barrow County, GO, 4.500%, 10/01/11, FGIC                          1,255        1,287
Brunswick Water & Sewer, Refunding & Improvement Project,          1,000        1,117
RB, 6.100%, 10/01/14, MBIA
Burke County Development Authority Pollution Control,              1,000        1,000
Vogtle Project, RB, 4.100%, 10/01/32 (b)
Burke County Development Authority, Pollution Control,             6,043        6,043
Vogtle Project, RB, 4.100%, 10/01/32 (b)
Carroll County Water Authority, Water & Sewer, RB,                 1,000        1,063
5.250%, 07/01/22, Callable 07/01/15 @ 100, FSA
Carrollton Payroll Development Authority, UWG Campus               1,650        1,725
Center, RB, 5.250%, 08/01/27, Callable 8/01/14 @ 100,
MBIA
Central Valdosta Development Authority, Lowndes County             1,885        1,987
Judicial Project, RB, 5.250%, 06/01/21, Callable 06/01/13
@ 102
Clarke County Hospital Authority, Athens Regional Medical          1,425        1,436
Center Project, RB, 5.375%, 01/01/07, MBIA

Cobb County Development Authority, Kennesaw State                  2,250        2,292
University Project, RB, 5.000%, 07/15/29, Callable
07/15/14 @ 100, MBIA
Cobb County Development Authority, Kennesaw State                  2,000        2,034
University Project, Ser A, RB, 5.000%, 07/15/29, Callable
07/15/14 @ 100, MBIA
Cobb County Development Authority, Solid Waste Disposal,           1,000          971
Georgia Waste Management Project, Ser A. RB, AMT, 5.000%,
04/01/33, Callable 04/01/16 @ 101
Cobb-Marietta County Coliseum & Exhibit Hall Project, RB,            940        1,000
5.500%, 10/01/12, MBIA
College Park Business & Industrial Development Authority,          1,690        1,819
Civic Center Project, RB, 5.500%, 09/01/11, Prerefunded
09/01/10 @ 102, AMBAC
Columbus, Sales Tax, GO, 5.000%, 07/01/08                          1,000        1,023
Coweta County Development Authority, Newnan Water, Sewer           1,000        1,028
& Light Commission, RB, 5.000%, 07/01/25, Callable
07/01/15 @ 100, MBIA
Dalton Utilities, RB, 6.000%, 01/01/08, MBIA                       3,240        3,342
Dekalb County Public Safety & Judicial Facilities                  1,000        1,023
Authority, Public Safety & Judicial Facility Project, RB,
5.000%, 12/01/29, Callable 01/01/14 @ 101
Douglasville-Douglas County Water & Sewer Authority, RB,           1,390        1,488
5.625%, 06/01/15, Callable 12/01/15 @ 100, AMBAC
Douglasville-Douglas County Water & Sewer Authority, RB,           2,000        2,042
5.000%, 06/01/28, Callable 12/01/15 @ 100, MBIA
Forsyth County Hospital Authority, Baptist Health Care             1,000        1,130
System Project, RB, 6.375%, 10/01/28, ETM
Forsyth County Water & Sewer Authority, RB, 5.000%,                1,700        1,735
04/01/28, Callable 04/01/13 @ 100
Fulton County Development Authority, Molecular Science             2,370        2,505
Building Project, RB, 5.250%, 05/01/22, Callable 05/01/14
@ 100, MBIA
Fulton County Development Authority, Molecular Science             3,375        3,536
Building Project, RB, 5.250%, 05/01/27, Callable 05/01/14
@ 100, MBIA
Fulton County Water & Sewer, RB, 5.000%, 01/01/24,                 2,000        2,055
Callable 01/01/14 @ 100, FGIC
Georgia Municipal Electric Authority, RB, 8.000%,                  1,900        2,369
01/01/15, Callable 08/28/06 @ 100, ETM

Georgia State Private College & Universities Facilities            1,675        1,807
Authority, Mercer University Project, RB, 6.400%,
11/01/11, MBIA, ETM
Georgia State, Ser D, GO, 6.300%, 11/01/09                         2,900        3,120
Gwinnett County Development Authority, Public Schools              2,910        3,046
Project, COP, 5.250%, 01/01/21, Callable 01/01/14 @ 100,
MBIA
Gwinnett County Hospital Authority, Gwinnett Hospital              1,250        1,278
Systems Project, Ser B, RB, 5.000%, 10/01/24, Callable
10/01/14 @ 100
Gwinnett County Public Schools Project, COP, 5.250%,               1,500        1,566
01/01/25, Callable 01/01/14 @ 100, MBIA
Gwinnett County School District, Ser B, GO, 6.400%,                1,500        1,524
02/01/07
Habersham County School District, GO, 4.500%, 04/01/12,            1,335        1,369
MBIA
Heard County Development Authority, Pollution Control,             1,500        1,500
RB, 3.800%, 09/01/29 (b)
Henry County Hospital Authority, Henry Medical Center              1,640        1,699
Project, RB, 5.500%, 07/01/08, Prerefunded 07/01/07 @
102, AMBAC
Henry County Water & Sewer, RB, 6.150%, 02/01/20, AMBAC            2,100        2,454
Metropolitan Atlanta Rapid Transit Authority, Ser E, RB,           3,595        3,987
7.000%, 07/01/11, ETM
Milledgeville-Baldwin County Development Authority,                2,355        2,509
Georgia College & State University Foundation, RB,
6.000%, 09/01/33, Callable 09/01/14 @ 101
Municipal Electric Authority of Georgia, Combustion, Ser           2,000        2,017
A, RB, 5.000%, 11/01/24, Callable 11/01/07 @ 100
Newnan Hospital Authority, Newnan Hospital Project, RB,            2,435        2,594
5.500%, 01/01/16, Callable 01/01/13 @100, MBIA
Newnan Hospital Authority, Newnan Hospital Project, RB,            2,570        2,731
5.500%, 01/01/17, Callable 01/01/13 @ 100, MBIA
Oconee County Industrial Development Authority, OIIT               1,295        1,344
Project, RB, 5.250%, 07/01/23, Callable 07/01/13 @ 100
Paulding County School District, GO, 6.000%, 02/01/10,             1,000        1,069
MBIA
Paulding County School District, Ser A, GO, 6.625%,                1,000        1,016
02/01/07
Paulding County School District, Ser A, GO, 6.625%,                  525          547
02/01/08

Upper Oconee Basin Water Authority, RB, 5.000%, 07/01/26,          2,000        2,060
Callable 07/01/15 @ 100, MBIA
Valdosta & Lowndes County Hospital Authority, South                2,110        2,196
Georgia Medical Center Project, RB, 5.250%, 10/01/27,
Callable 10/01/12 @ 101, AMBAC
Vidalia Water & Sewer, RB, 6.000%, 07/01/07, ETM                     605          618
Walker, Dade & Catoosa Counties Hutcheson Medical
Project, Ser A, RB, 5.500%, 10/01/08, Callable 10/01/07 @
102, FSA                                                           1,370        1,417
                                                                           ----------
                                                                              121,674
                                                                           ----------
PUERTO RICO (6.0%)
Puerto Rico Commonwealth Highway & Transportation                  2,080        2,080
Authority, Ser AA, RB, 5.000%, 07/01/06
Puerto Rico Commonwealth Highway & Transportation                  2,500        2,762
Authority, Ser AA, RB, 5.500%, 07/01/19, MBIA
Puerto Rico Electric Power Authority, Ser SS, RB, 5.000%,          1,000        1,034
07/01/24, Callable 07/01/15 @ 100, MBIA
Puerto Rico Municipal Finance Agency,
Ser A, GO, 5.000%, 08/01/30, Callable
08/01/15 @ 100, FSA                                                2,300        2,362
                                                                           ----------
                                                                                8,238
                                                                           ----------
TOTAL MUNICIPAL BONDS (COST $128,972)                                         129,912
                                                                           ----------
MONEY MARKET FUNDS (0.4%)
Federated Tax-Free Obligations Fund                              440,320          440
SEI Tax Exempt Trust, Institutional Tax Free Fund                 41,816           42
                                                                           ----------
TOTAL MONEY MARKET FUNDS (COST $482)                                              482
                                                                           ----------
TOTAL INVESTMENTS (COST $129,454) (a) - 95.2%                                 130,394
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.8%                                    6,575
                                                                           ----------
NET ASSETS - 100.0%                                                        $  136,969
                                                                           ==========

----------
(a) Cost for federal income tax purposes is $129,454 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation .................   $1,874
Unrealized Depreciation .................     (934)
                                            ------
Unrealized Appreciation (Depreciation) ..   $  940
                                            ======

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation AMT - Alternative Minimum Tax Paper
COP - Certificate of Participation
ETM - Escrowed to Maturity
FGIC - Security insured by the Financial Guaranty Insurance Company
FSA - Security insured by Financial Security Assurance
GO - General Obligation
MBIA - Security insured by the Municipal Bond Insurance Association

RB - Revenue Bond
Ser - Series
XLCA - Security insured by XL Capital Assurance, Inc

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
HIGH INCOME FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
BANK LOANS (4.7%)
COMPUTERS (0.6%)
Stratus Technologies, Inc., 14.130%, 03/15/12 (b)(d)        $        450   $      434
                                                                           ----------
ENERGY (0.6%)
Plum Point Associates LLC, 8.624%, 02/21/14 (b)(d)                    87           88
Plum Point Associates LLC, 8.749%, 02/21/14 (b)(d)                   322          324
                                                                           ----------
                                                                                  412
                                                                           ----------
TELECOMMUNICATIONS (3.5%)
Charter Communications, Inc., 7.755%, 03/21/13 (b)(d)                397          397
Qwest Corp., 10.002%, 06/30/07 (b)(d)                              2,023        2,052
                                                                           ----------
                                                                                2,449
                                                                           ----------
TOTAL BANK LOANS (COST $3,322)                                                  3,295
                                                                           ----------
CORPORATE BONDS (85.0%)
ADVERTISING (0.5%)
Affinion Group, Inc., 10.125%,                                        95           95
10/15/13, Callable 10/15/09 @ 105.06 (d)
R.H. Donnelley Corp., 10.875%,
12/15/12, Callable 12/15/07 @ 105.44                                 250          275
                                                                           ----------
                                                                                  370
                                                                           ----------
AUTO PARTS & EQUIPMENT (2.7%)
Goodyear Tire & Rubber Co. (The),
9.000%, 07/01/15, Callable 07/01/10 @ 104.50 (e)                   2,000        1,910
                                                                           ----------
BUILDING MATERIALS (2.3%)
U.S. Concrete, Inc., 8.375%, 04/01/14,                             1,500        1,515
Callable 04/01/09 @ 104.19
U.S. Concrete, Inc., 8.375%, 04/01/14,
Callable 04/01/09 @ 104.19 (d)                                       115          116
                                                                           ----------
                                                                                1,631
                                                                           ----------
CHEMICALS (4.7%)
Ineos Group Holdings PLC, 8.500%,                                  2,210        2,069
02/15/16, Callable 02/15/11 @ 104.25 (d)
PQ Corp., 7.500%, 02/15/13, Callable 02/15/09 @ 103.75 (b)           605          569
Rockwood Specialties Group, Inc.,
7.500%, 11/15/14, Callable 11/15/09 @ 103.75                         700          686
                                                                           ----------

                                                                                3,324
                                                                           ----------
COMMERCIAL SERVICES (4.8%)
Ashtead Holdings PLC, 8.625%,                                      1,000        1,010
08/01/15, Callable 08/01/10 @ 104.31 (d)
Atlantic Broadband, Inc., 9.375%,                                  1,100        1,034
01/15/14, Callable 01/15/09 @ 104.69
Avis Budget Car Rental, Inc., 7.576%,                                 50           50
05/15/14, Callable 05/15/08 @ 103 (b)(d)
Avis Budget Car Rental, Inc., 7.625%,                                150          146
05/15/14, Callable 05/15/10 @ 103.813 (d)
Avis Budget Car Rental, Inc., 7.750%,                                115          111
05/15/16, Callable 05/15/11 @ 103.88 (d)
Rent-Way, Inc., 11.875%, 06/15/10                                  1,015        1,043
                                                                           ----------
                                                                                3,394
                                                                           ----------
COMPUTERS (1.4%)
SunGard Data Systems, Inc., 9.125%,
08/15/13, Callable 08/15/09 @ 104.56 (d)                             940          975
                                                                           ----------
COSMETICS/PERSONAL CARE (1.3%)
Revlon Consumer Products Corp.,
8.625%, 02/01/08, Callable 08/21/06 @ 100 (e)                      1,000          934
                                                                           ----------
DIVERSIFIED FINANCIAL SERVICES (5.1%)
Ford Motor Credit Co., 7.375%, 10/28/09                              790          730
Galaxy Entertainment Finance Co. Ltd.,                               100          104
9.875%, 12/15/12, Callable 12/15/09 @ 104.94 (d)
General Motors Acceptance Corp., 5.850%, 01/14/09                    225          216
General Motors Acceptance Corp., 6.875%, 09/15/11                  1,890        1,803
Hughes Network Systems, LLC,
9.500%, 04/15/14, Callable 04/15/10 @ 104.75 (d)                     720          706
                                                                           ----------
                                                                                3,559
                                                                           ----------
DIVERSIFIED OPERATIONS (2.0%)
Leucadia National Corp., 7.000%, 08/15/13                            500          485
Nell AF SARL, 8.375%, 08/15/15,
Callable 08/15/10 @ 104.19 (d)(e)                                    935          899
                                                                           ----------
                                                                                1,384
                                                                           ----------
ELECTRIC (4.9%)
Aquila, Inc., 14.875%, 07/01/12 (e)                                1,420        1,878
FPL Energy National Wind, 6.125%, 03/25/19 (d)                       235          228
Mirant Americas General, Inc., 8.300%, 05/01/11                      100           99
PSEG Energy Holdings LLC, 10.000%, 10/01/09                          250          270
Sierra Pacific Resources, 7.803%,                                    160          162
06/15/12, Callable 06/15/09 @ 103.90
Sithe/Independence Funding Corp., Ser A, 9.000%, 12/30/13            750          809
                                                                           ----------

                                                                                3,446
                                                                           ----------
ELECTRONICS (1.5%)
Viasystems, Inc., 10.500%, 01/15/11,
Callable 01/15/08 @ 105.25                                         1,085        1,063
                                                                           ----------
ENTERTAINMENT (0.1%)
Pokagon Gaming Authority, 10.375%,                                    70           72
06/15/14, Callable 06/15/10 @ 105.19 (d)
Seneca Gaming Corp., Ser B, 7.250%,
05/01/12, Callable 05/01/08 @ 103.63                                  10           10
                                                                           ----------
                                                                                   82
                                                                           ----------
FOOD (7.1%)
Chiquita Brands International, Inc.,                               1,415        1,252
8.875%, 12/01/15, Callable 06/01/10 @ 104.44 (e)
National Beef Packing Co. LLC,                                       660          667
10.500%, 08/01/11, Callable 08/01/07 @ 105.25
Pinnacle Foods Holding Corp., 8.250%,                              2,125        2,088
12/01/13, Callable 12/01/08 @ 104.12
Stater Brothers Holdings, Inc., 8.125%,
06/15/12, Callable 06/15/08 @ 104.06 (e)                           1,000          988
                                                                           ----------
                                                                                4,995
                                                                           ----------
FOREST PRODUCTS & PAPER (3.7%)
Appleton Papers, Inc., Ser B, 9.750%,                              1,950        1,970
06/15/14, Callable 06/15/09 @ 104.88
Boise Cascade LLC, 7.943%, 10/15/12,
Callable 08/21/12 @ 102 (b)                                          600          597
                                                                           ----------
                                                                                2,567
                                                                           ----------
HEALTHCARE - PRODUCTS (3.1%)
Accellent, Inc., 10.500%, 12/01/13,                                  640          654
Callable 12/01/09 @ 105.25
Universal Hospital Services, Inc.,
10.125%, 11/01/11, Callable 11/01/07 @ 105.06                      1,450        1,508
                                                                           ----------
                                                                                2,162
                                                                           ----------
HEALTHCARE - SERVICES (6.6%)
Select Medical Corp., 10.820%,                                       875          796
09/15/15, Callable 09/15/09 @ 102 (b)(d)(e)
Tenet Healthcare Corp., 9.875%, 07/01/14                           1,990        1,990
US Oncology Holdings, Inc., 10.320%,                                 735          750
03/15/15, Callable 03/15/07 @ 102 (b)
US Oncology, Inc., 10.750%, 08/15/14,
Callable 03/15/07 @ 102                                            1,000        1,085
                                                                           ----------
                                                                                4,621
                                                                           ----------
HOUSEHOLD PRODUCTS/WARES (2.1%)
Jostens, Inc., 11.906%, 12/01/13,                                    555          436
Callable 12/01/08 @ 105.13 (c)(g)
Spectrum Brands, Inc., 7.375%,
02/01/15, Callable 02/01/10 @ 103.69                               1,250        1,015
                                                                           ----------
                                                                                1,451
                                                                           ----------
MACHINERY DIVERSIFIED (1.8%)
Chart Industries, Inc., 9.125%,
10/15/15, Callable 10/15/10 @ 104.56 (d)                           1,250        1,275
                                                                           ----------

MEDIA (10.2%)
CCH I LLC, 11.000%, 10/01/15,                                        760          665
Callable 10/01/10 @ 105.50
Compagnie Susquehanna, 9.875%,                                       730          679
05/15/14, Callable 05/15/10 @ 104.94 (d)
Dex Media, Inc., 9.540%, 11/15/13,                                   915          771
Callable 11/15/08 @ 104.50 (c)(e)(g)
Kabel Deutschland Gmbh, 10.625%,                                   1,800        1,900
07/01/14, Callable 07/01/09 @ 105.31 (d)
LIN Television Corp., Ser B, 6.500%,                                 250          228
05/15/13, Callable 05/15/08 @ 103.25
Mediacom Broadband LLC, 9.500%,                                      500          498
01/15/13, Callable 08/14/06 @ 104.75
Morris Publishing Group LLC, 7.000%,                               1,105        1,050
08/01/13, Callable 08/01/08 @ 103.50
Quebecor Media, Inc., 7.750%,                                        165          162
03/15/16, Callable 03/15/11 @ 103.88 (d)
Quebecor World Capital Corp., 8.750%,                                110          100
03/15/16, Callable 03/15/11 @ 104.375 (d)
Sinclair Broadcast Group, Inc., 8.750%,                              960        1,003
12/15/11, Callable 12/15/06 @ 104.375
Sinclair Broadcast Group, Inc., 8.000%,
03/15/12, Callable 03/15/07 @ 104                                     30           30
                                                                           ----------
                                                                                7,086
                                                                           ----------
MISCELLANEOUS MANUFACTURER (4.5%)
Clarke American Corp., 11.750%,                                    1,940        1,999
12/15/13, Callable 12/15/09 @ 105.88
Koppers, Inc., 9.875%, 10/15/13,                                     239          256
Callable 10/15/08 @ 104.94
Nutro Products, Inc., 10.750%,
04/15/14, Callable 04/15/09 @ 108.06 (d)                             880          905
                                                                           ----------
                                                                                3,160
                                                                           ----------
OIL & GAS (0.6%)
Compagnie Gererale de Geophysique                                    150          147
SA, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75
Compton Petroleum Finance Corp.,
7.625%, 12/01/13, Callable 12/01/09 @ 103.81                         270          257
                                                                           ----------
                                                                                  404
                                                                           ----------
PACKAGING & CONTAINERS (0.6%)
Crown Cork & Seal Co., Inc., 7.375%, 12/15/26                        500          439
                                                                           ----------
PIPELINES (1.9%)
Copano Energy LLC, 8.125%, 03/01/16,                                  40           40
Callable 03/01/11 @ 104.06 (d)
Targa Resources, Inc., 8.500%,
11/01/13, Callable 11/01/09 @ 104.25 (d)                           1,305        1,259
                                                                           ----------

                                                                                1,299
                                                                           ----------
REAL ESTATE (1.1%)
American Real Estate Partners LP,                                    345          331
7.125%, 02/15/13, Callable 02/15/09 @ 103.56
CB Richard Ellis Group, Inc., 9.750%,
05/15/10, Callable 05/15/07 @ 104.88                                 413          442
                                                                           ----------
                                                                                  773
                                                                           ----------
REITS (0.5%)
Host Marriott Corp., Ser G, 9.250%, 10/01/07                         315          325
                                                                           ----------
RETAIL (2.7%)
Blockbuster, Inc., 9.000%, 09/01/12,                               1,180        1,100
Callable 09/01/08 @ 104.50 (b)(e)
Rite Aid Corp., 7.500%, 01/15/15,
Callable 01/15/10 @ 103.75                                           850          816
                                                                           ----------
                                                                                1,916
                                                                           ----------
SEMICONDUCTORS (4.4%)
Avago Technologies Finance Ltd.,                                   1,900        1,990
10.731%, 06/01/13, Callable 12/01/07 @ 102 (b)(d)(e)
Spansion LLC, 11.250%, 01/15/16,
Callable 01/15/11 @ 105.62 (d)                                     1,080        1,088
                                                                           ----------
                                                                                3,078
                                                                           ----------
TELECOMMUNICATIONS (2.8%)
Intelsat Bermuda Ltd., 13.040%,                                      945          964
06/15/13, Callable 06/15/08 @ 103 (b)(c)(d)(g)
Nordic Telephone Co. Holdings,                                       185          190
8.875%, 05/01/16, Callable 05/01/11 @ 104.44 (d)(e)
Valor Telecommunications Enterprise                                  255          263
LLC, 7.750%, 02/15/15, Callable 02/15/10 @ 103.88
Windstream Corp., 8.625%, 08/01/16,
Callable 08/01/11 @104.31 (d)                                        525          537
                                                                           ----------
                                                                                1,954
                                                                           ----------
TOTAL CORPORATE BONDS (COST $59,751)                                           59,577
                                                                           ----------
PREFERRED STOCKS (3.0%)
CHEMICALS (1.3%)
Huntsman Corp., 5.000%                                            23,050          896
                                                                           ----------
RETAIL (1.7%)
Rite Aid Corp., 5.500%                                            50,000        1,225
                                                                           ----------
TOTAL PREFERRED STOCKS (COST $2,184)                                            2,121
                                                                           ----------
SHORT-TERM INVESTMENT (15.7%)
CSFB Enhanced Liquidity Portfolio (f)                         11,010,066       11,010
                                                                           ----------
TOTAL SHORT-TERM INVESTMENT (COST $11,010)                                     11,010
                                                                           ----------
REPURCHASE AGREEMENT (7.5%)
Merrill Lynch & Co., Inc., 5.155%,
dated 06/30/06, to be repurchased on
07/03/06, repurchase price $5,251,727
(collateralized by U.S. Government
Agencies, 0.0004%, due 01/10/11; total
market value $5,355,005)                                           5,249        5,249
                                                                           ----------

TOTAL REPURCHASE AGREEMENT (COST $5,249)                                        5,249
                                                                           ----------
TOTAL INVESTMENTS (COST $81,516) (a) - 115.9%                                  81,252
LIABILITIES IN EXCESS OF OTHER ASSETS - (15.9)%                               (11,142)
                                                                           ----------
NET ASSETS - 100.0%                                                        $   70,110
                                                                           ==========

----------
(a) Cost for federal income tax purposes is $81,488 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation .................   $ 751
Unrealized Depreciation .................    (987)
                                            -----
Unrealized Appreciation (Depreciation) ..   $(236)
                                            =====

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) This security or a partial position of the security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 in thousands was $10,620.

(f) This security was purchased with cash collateral held from securities lending.

(g)  Step bond.

LLC  - Limited Liability Corporation
LP   - Limited Partnership
PLC  - Public Limited Company
REIT - Real Estate Investment Trust
Ser  - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
HIGH QUALITY BOND FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
ASSET BACKED SECURITIES (3.2%)
AUTOMOBILE ABS (2.0%)
Chase Manhattan Auto Owner Trust, Ser                       $        485   $      472
2003-B, Cl A4, 2.570%, 02/16/10
Daimler Chrysler Auto Trust, Ser
2003-B, Cl A4, 2.860%, 03/09/09                                      390          383
                                                                           ----------
                                                                                  855
                                                                           ----------
CREDIT CARD ABS (1.2%)
Citibank Credit Card Master Trust I, Ser
1998-2, Cl A, 6.050%, 01/15/10                                       550          555
                                                                           ----------
TOTAL ASSET BACKED SECURITIES (COST $1,420)                                     1,410
                                                                           ----------
CORPORATE BONDS (15.3%)
AEROSPACE/DEFENSE (0.3%)
United Technologies Corp., 4.875%, 05/01/15                          165          154
                                                                           ----------
BANKS (1.1%)
Bank of America Corp., 7.400%, 01/15/11                              440          468
                                                                           ----------
BIOTECHNOLOGY (0.7%)
Amgen, Inc., 4.000%, 11/18/09                                        315          299
                                                                           ----------
COSMETICS/PERSONAL CARE (0.5%)
Avon Products, Inc., 5.125%, 01/15/11                                230          223
                                                                           ----------
DIVERSIFIED FINANCIAL SERVICES (6.4%)
American Express Co., 3.750%, 11/20/07                               550          537
Caterpillar Financial Services Corp., 4.500%, 06/15/09               290          281
CIT Group, Inc., 5.125%, 09/30/14                                    195          183
Citigroup, Inc., 5.125%, 05/05/14                                    310          295
Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13                    405          377
Household Finance Corp., 6.375%, 11/27/12                            380          389
International Lease Finance Corp., Ser                                95           91
Q, 5.250%, 01/10/13
JPMorgan Chase & Co., 6.625%, 03/15/12                               395          409
Morgan Stanley, 5.300%, 03/01/13                                     320          310
                                                                           ----------
                                                                                2,872
                                                                           ----------
ELECTRIC (0.3%)
Consolidated Edison Co. of New York,
Inc., 4.700%, 06/15/09                                               145          141
                                                                           ----------
INSURANCE (0.2%)
MetLife, Inc., 5.000%, 06/15/15                                       95           88
                                                                           ----------

INVESTMENT COMPANIES (0.4%)
Credit Suisse First Boston USA, Inc., 6.500%, 01/15/12               175          181
                                                                           ----------
MISCELLANEOUS MANUFACTURER (2.4%)
General Electric Co., 5.000%, 02/01/13                             1,095        1,049
                                                                           ----------
RETAIL (0.6%)
Wal-Mart Stores, Inc., 4.550%, 05/01/13                              280          262
                                                                           ----------
TELECOMMUNICATIONS (2.4%)
AT&T, Inc., 5.100%, 09/15/14                                         105           97
BellSouth Corp., 5.200%, 09/15/14                                     55           51
Cisco Systems, Inc., 5.500%, 02/22/16                                255          245
Deutsche Telekom AG, 5.750%, 03/23/16                                170          160
Verizon Global Funding Corp., 7.250%, 12/01/10                       255          268
Vodafone Group PLC, 5.500%, 06/15/11                                 255          249
                                                                           ----------
                                                                                1,070
                                                                           ----------
TOTAL CORPORATE BONDS (COST $7,096)                                             6,807
                                                                           ----------
U.S. GOVERNMENT AGENCY MORTGAGES (8.5%)
FANNIE MAE (1.2%)
5.725%, 03/01/12                                                     223          222
6.260%, 05/01/12                                                     308          314
                                                                           ----------
                                                                                  536
                                                                           ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (7.3%)
6.364%, 10/16/20 (b)                                                 401          405
6.114%, 11/16/21                                                     277          279
4.449%, 03/16/25                                                     349          338
4.212%, 01/16/28 (b)                                                 406          390
3.760%, 09/16/28                                                     445          423
4.241%, 07/16/29                                                     203          195
5.474%, 02/16/31 (b)                                                 400          390
5.269%, 03/16/37 (b)                                                 400          384
4.811%, 06/16/45                                                     444          433
                                                                           ----------
                                                                                3,237
                                                                           ----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (COST $3,867)                            3,773
                                                                           ----------
U.S. TREASURY OBLIGATIONS (71.4%)
U.S. TREASURY NOTES (71.4%)
3.125%, 05/15/07                                                   4,580        4,496
5.625%, 05/15/08                                                   2,830        2,852
3.375%, 12/15/08                                                   9,145        8,776
4.250%, 10/15/10                                                   4,625        4,476
4.250%, 01/15/11                                                   4,945        4,775
4.250%, 08/15/13                                                   3,750        3,558
4.000%, 02/15/15                                                   3,105        2,861
5.125%, 05/15/16                                                      65           65
                                                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $32,509)                                 31,859
                                                                           ----------

MONEY MARKET FUND (0.3%)
Federated Prime Value Obligations Fund, Cl I                155,272               155
                                                                           ----------
TOTAL MONEY MARKET FUND (COST $155)                                               155
                                                                           ----------
TOTAL INVESTMENTS (COST $45,047) (a) - 98.7%                                   44,004
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%                                      564
                                                                           ----------
NET ASSETS - 100.0%                                                        $   44,568
                                                                           ==========

----------
(a) Cost for federal income tax purposes is $45,069 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation .................   $    --
Unrealized Depreciation .................    (1,065)
                                            -------
Unrealized Appreciation (Depreciation) ..   $(1,065)
                                            =======

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

Cl  - Class
PLC - Public Limited Company
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
INTERMEDIATE BOND FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                              Principal
                                                               Amount         Value
                                                            ------------   ----------
ASSET BACKED SECURITIES (1.0%)
AUTOMOBILE ABS (0.9%)
Daimler Chrysler Auto Trust, Ser                            $        410   $      399
2005-A, Cl A4, 3.740%, 02/08/10
Honda Auto Receivables Owner Trust,
Ser 2006-1, Cl A3, 5.070%, 02/18/10                                  265          263
                                                                           ----------
                                                                                  662
                                                                           ----------
HOME EQUITY ABS (0.1%)
Cityscape Home Equity Loan Trust, Ser                                 10           10
1996-3, Cl A8, 7.650%, 09/25/25
Contimortgage Home Equity Loan                                        71           71
Trust, Ser 1996-2, Cl A8, 7.900%, 07/15/27
Delta Funding Home Equity Loan Trust,                                  8            8
Ser 1999-3, Cl A1F, 7.462%, 09/15/29
New Century Home Equity Loan Trust,                                    5            5
Ser 1999-NCB, Cl A7, 7.540%, 06/25/29
Soundview Home Equity Loan Trust,
Ser 2001-1, Cl A, 6.265%, 04/15/31                                    17           16
                                                                           ----------
                                                                                  110
                                                                           ----------
TOTAL ASSET BACKED SECURITIES (COST $780)                                         772
                                                                           ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.7%)
Banc of America Commercial Mortgage,                                 355          340
Inc., Ser 2004-4, Cl A3, 4.128%, 07/10/42
Citigroup/Deutsche Bank Commercial                                   415          398
Mortgage Trust, Ser 2005-CD1, Cl A4, 5.226%, 07/15/44 (b)
Citigroup/Deutsche Bank Commercial                                   275          265
Mortgage Trust, Ser 2006-CD2, Cl A4, 5.362%, 01/15/46 (b)
GE Capital Commercial Mortgage                                       360          347
Corp., Ser 2006-C1, Cl A4, 5.340%, 03/10/44 (b)
GMAC Commercial Mortgage                                             536          520
Securities, Inc., Ser 2003-C2, Cl A1, 4.576%, 05/10/40
GS Mortgage Securities Corp. II, Ser                                 535          530
2006-GG6, Cl A2, 5.506%, 04/10/38 (b)
Wachovia Bank Commercial Mortgage
Trust, Ser 2006-C23, Cl A4, 5.418%, 01/15/45 (b)                     455          439
                                                                           ----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,914)                         2,839
                                                                           ----------

Corporate Bonds (17.9%)
AEROSPACE/DEFENSE (0.4%)
United Technologies Corp., 4.875%, 05/01/15                          315          294
                                                                           ----------
AIRLINES (0.2%)
Southwest Airlines Co., 5.125%, 03/01/17                             180          162
                                                                           ----------
BANKS (1.1%)
Bank of America Corp., 7.400%, 01/15/11                              435          463
Wells Fargo & Co., 5.125%, 02/15/07                                  360          359
                                                                           ----------
                                                                                  822
                                                                           ----------
BREWERIES (0.6%)
Sabmiller PLC, 6.200%, 07/01/11 (c)                                  450          452
                                                                           ----------
COMMERCIAL SERVICES (0.1%)
ERAC USA Finance Co., 5.600%, 05/01/15 (c)                           120          114
                                                                           ----------
COSMETICS/PERSONAL CARE (0.6%)
Avon Products, Inc., 5.125%, 01/15/11                                445          432
                                                                           ----------
DIVERSIFIED FINANCIAL SERVICES (6.0%)
CIT Group, Inc., 5.125%, 09/30/14                                    335          314
Citigroup, Inc., 5.125%, 05/05/14                                    370          352
Fund American Cos., Inc., 5.875%, 05/15/13                           440          422
General Electric Capital Corp., 4.250%, 01/15/08                     950          933
Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13                    400          372
Household Finance Corp., 4.125%, 12/15/08                            735          710
International Lease Finance Corp., Ser Q, 5.250%, 01/10/13           175          168
John Deere Capital Corp., 3.900%, 01/15/08                           115          112
JPMorgan Chase & Co., 6.625%, 03/15/12                               425          440
Lazard Group LLC, 7.125%, 05/15/15                                   400          404
Morgan Stanley, 5.300%, 03/01/13                                     420          406
SLM Corp., 5.625%, 04/10/07                                          115          115
                                                                           ----------
                                                                                4,748
                                                                           ----------
ELECTRIC (1.1%)
Exelon Corp., 4.900%, 06/15/15                                       210          192
Midamerican Energy Holdings, Ser D,                                  620          579
5.000%, 02/15/14
Northern States Power Co., 2.875%, 08/01/06                           60           60
                                                                           ----------
                                                                                  831
                                                                           ----------
ENTERTAINMENT (0.1%)
GTECH Holdings Corp., 4.750%, 10/15/10                               115          111
                                                                           ----------
INSURANCE (0.2%)
MetLife, Inc., 5.000%, 06/15/15                                      165          153
                                                                           ----------
INVESTMENT COMPANIES (0.3%)
Credit Suisse First Boston USA, Inc., 6.500%, 01/15/12               215          222
                                                                           ----------

MEDIA (0.6%)
News America Holdings, Inc., 9.250%, 02/01/13                        295          341
Time Warner, Inc., 9.125%, 01/15/13                                   95          109
                                                                           ----------
                                                                                  450
                                                                           ----------
MINING (0.4%)
Inco Ltd., 7.750%, 05/15/12                                          275          294
                                                                           ----------
MISCELLANEOUS MANUFACTURER (0.3%)
General Electric Co., 5.000%, 02/01/13                               245          235
                                                                           ----------
OIL & GAS (1.1%)
Devon Financing Corp. ULC, 6.875%, 09/30/11                          525          546
Enterprise Products Operating LP, Ser
B, 5.600%, 10/15/14                                                  325          308
                                                                           ----------
                                                                                  854
                                                                           ----------
PHARMACEUTICALS (0.2%)
Teva Pharmaceutical Finance LLC, 5.550%, 02/01/16                    125          117
                                                                           ----------
PIPELINES (0.7%)
Centerpoint Energy Resources Corp., Ser                              295          320
B, 7.875%, 04/01/13
Kinder Morgan, Inc., 5.700%, 01/05/16                                260          226
                                                                           ----------
                                                                                  546
                                                                           ----------
RETAIL (1.0%)
Federated Department Stores, 7.450%, 07/15/17                         70           75
Woolworths Ltd, 5.550%, 11/15/15 (c)                                 720          693
                                                                           ----------
                                                                                  768
                                                                           ----------
TELECOMMUNICATIONS (2.9%)
AT&T, Inc., 5.100%, 09/15/14                                         165          153
BellSouth Corp., 5.200%, 09/15/14                                     85           79
Cisco Systems, Inc., 5.500%,                                         425          408
02/22/16
Comcast Corp., 4.950%, 06/15/16                                      365          325
Deutsche Telekom AG, 5.750%,                                         380          359
03/23/16
Verizon Global Funding Corp., 7.250%,                                355          372
12/01/10
Vodafone Group PLC, 5.500%,
06/15/11                                                             560          547
                                                                           ----------
                                                                                2,243
                                                                           ----------
TOTAL CORPORATE BONDS (COST $14,352)                                           13,848
                                                                           ----------
FOREIGN GOVERNMENT BONDS (4.0%)
GERMANY (EUR) (1.1%)
Bundesschatzanweisungen, 2.500%, 09/22/06                            670          856
                                                                           ----------
JAPAN (YEN) (2.5%)
Japanese Government, Ser 224, 0.200%, 09/20/06                   225,850        1,973
                                                                           ----------
SWITZERLAND (CHF) (0.4%)
Swiss Government, 4.500%, 06/10/07                                   360          302
                                                                           ----------
TOTAL FOREIGN GOVERNMENT BONDS (COST $3,163)                                    3,131
                                                                           ----------

U.S. GOVERNMENT AGENCY MORTGAGES (0.0%)
FREDDIE MAC (0.0%)
6.500%, 08/01/08                                                      27           27
                                                                           ----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (COST $27)                                  27
                                                                           ----------
U.S. TREASURY OBLIGATIONS (71.3%)
U.S. TREASURY NOTES (71.3%)
3.125%, 05/15/07                                                   5,920        5,811
5.625%, 05/15/08                                                   7,965        8,028
3.375%, 12/15/08                                                  11,395       10,936
4.875%, 05/15/09                                                   5,090        5,055
4.250%, 10/15/10                                                   5,745        5,560
4.250%, 01/15/11                                                   5,475        5,287
4.875%, 05/31/11                                                   4,880        4,830
4.375%, 08/15/12                                                      50           48
4.250%, 08/15/13                                                   4,610        4,374
4.000%, 02/15/15                                                   5,605        5,165
                                                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $55,956)                                 55,094
                                                                           ----------
REPURCHASE AGREEMENT (1.0%)
Lehman Brothers, Inc., 5.105%, dated
06/30/06, to be repurchased on 07/03/06,
repurchase price $809,448 (collateralized
by U.S. Government Agencies, DN, due
12/01/34; total market value $826,042)                               809          809
                                                                           ----------
TOTAL REPURCHASE AGREEMENT (COST $809)                                            809
                                                                           ----------
TOTAL INVESTMENTS (COST $78,001) (a) - 98.9%                                   76,520
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%                                      815
                                                                           ----------
NET ASSETS - 100.0%                                                        $   77,335
                                                                           ==========

----------
(a) Cost for federal income tax purposes is $78,140 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation .................   $    --
Unrealized Depreciation .................    (1,620)
                                            -------
Unrealized Appreciation (Depreciation) ..   $(1,620)
                                            =======

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

CHF - Principal Amount in Swiss Franc
Cl  - Class
DN  - Discount Note
EUR - Principal Amount in Euro
LLC - Limited Liability Corporation
LP  - Limited Partnership
PLC - Public Limited Company
Ser - Series
YEN - Principal Amount in Japanese Yen

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
INVESTMENT GRADE BOND FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
ASSET BACKED SECURITIES (1.1%)
AUTOMOBILE ABS (0.9%)
Daimler Chrysler Auto Trust, Ser                            $      2,700   $    2,626
2005-A, Cl A4, 3.740%, 02/08/10
Honda Auto Receivables Owner Trust,
Ser 2006-1, Cl A3, 5.070%, 02/18/10                                1,765        1,751
                                                                           ----------
                                                                                4,377
                                                                           ----------
CREDIT CARD ABS (0.2%)
Citibank Credit Card Issuance Trust, Ser
2008-A7, Cl A7, 4.150%, 07/07/17                                   1,000          896
                                                                           ----------
TOTAL ASSET BACKED SECURITIES (COST $5,319)                                     5,273
                                                                           ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.7%)
Banc of America Commercial Mortgage,                               2,375        2,272
Inc., Ser 2004-4, Cl A3, 4.128%, 07/10/42
Citigroup/Deutsche Bank Commercial                                 2,995        2,871
Mortgage Trust, Ser 2005-CD1, Cl A4, 5.226%, 07/15/44 (b)
GE Capital Commercial Mortgage                                     2,450        2,364
Corp., Ser 2006-C1, Cl A4, 5.340%, 03/10/44 (b)
GMAC Commercial Mortgage                                           3,192        3,096
Securities, Inc., Ser 2003-C2, Cl A1, 4.576%, 05/10/40
GS Mortgage Securities Corp. II, Ser                               3,650        3,614
2006-GG6, Cl A2, 5.506%, 04/10/38 (b)
Wachovia Bank Commercial Mortgage
Trust, Ser 2006-C23, Cl A4, 5.418%, 01/15/45 (b)                   2,985        2,879
                                                                           ----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $17,531)                       17,096
                                                                           ----------
CORPORATE BONDS (19.9%)
AEROSPACE/DEFENSE (0.4%)
United Technologies Corp., 4.875%, 05/01/15                        2,160        2,016
                                                                           ----------
AIRLINES (0.2%)
Southwest Airlines Co., 5.125%, 03/01/17                           1,255        1,130
                                                                           ----------
BANKS (0.6%)
Bank of America Corp., 7.400%, 01/15/11                            2,740        2,915
                                                                           ----------

BREWERIES (0.7%)
Sabmiller PLC, 6.200%, 07/01/11 (c)                                3,265        3,283
                                                                           ----------
COMMERCIAL SERVICES (0.2%)
ERAC USA Finance Co., 5.600%, 05/01/15 (c)                         1,130        1,074
                                                                           ----------
COSMETICS/PERSONAL CARE (0.7%)
Avon Products, Inc., 5.125%,
01/15/11                                                           3,470        3,371
                                                                           ----------
DIVERSIFIED FINANCIAL SERVICES (5.8%)
CIT Group, Inc., 5.125%, 09/30/14                                  2,200        2,063
Citigroup, Inc., 5.125%, 05/05/14                                  1,100        1,047
Citigroup, Inc., 5.850%, 12/11/34                                    965          909
Fund American Cos., Inc., 5.875%, 05/15/13                         3,085        2,960
General Motors Acceptance Corp., 8.000%, 11/01/31 (d)              3,910        3,758
Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13                  3,355        3,121
HSBC Holdings PLC, 7.625%, 05/17/32                                1,270        1,446
International Lease Finance Corp., Ser Q, 5.250%,
01/10/13                                                           1,220        1,173
John Deere Capital Corp., 3.900%, 01/15/08                           640          624
JPMorgan Chase & Co., 6.625%, 03/15/12                             3,735        3,868
Lazard Group LLC, 7.125%, 05/15/15                                 2,910        2,941
Morgan Stanley, 5.300%, 03/01/13                                   2,690        2,602
                                                                           ----------
                                                                               26,512
                                                                           ----------
ELECTRIC (1.4%)
Exelon Corp., 4.900%, 06/15/15                                     2,385        2,178
MidAmerican Energy Holdings Co., 6.125%, 04/01/36 (c)              2,140        2,000
Pacific Gas & Electric Co., 6.050%, 03/01/34                       2,350        2,218
                                                                           ----------
                                                                                6,396
                                                                           ----------
ENTERTAINMENT (0.2%)
GTECH Holdings Corp., 4.750%, 10/15/10                             1,065        1,025
                                                                           ----------
INSURANCE (0.1%)
Metlife, Inc., 5.700%, 06/15/35                                      520          464
                                                                           ----------
INVESTMENT COMPANIES (0.3%)
Credit Suisse First Boston USA, Inc., 6.500%, 01/15/12             1,255        1,295
                                                                           ----------
MEDIA (0.8%)
Cox Communications, Inc., 4.625%, 06/01/13                         1,425        1,279
News America Holdings, Inc., 6.200%, 12/15/34                      1,215        1,103
Time Warner, Inc., 7.625%, 04/15/31                                1,220        1,313
                                                                           ----------
                                                                                3,695
                                                                           ----------
MINING (0.7%)
Alcan, Inc., 5.750%, 06/01/35                                      1,120        1,004
Inco Ltd., 7.750%, 05/15/12                                        1,970        2,103
                                                                           ----------
                                                                                3,107
                                                                           ----------
MISCELLANEOUS MANUFACTURER (1.2%)
General Electric Co., 5.000%, 02/01/13                             6,030        5,776
                                                                           ----------

OIL & GAS (0.9%)
Devon Financing Corp. ULC, 7.875%, 09/30/31                        2,530        2,889
Enterprise Products Operating LP, Ser B, 5.750%, 03/01/35          1,350        1,145
                                                                           ----------
                                                                                4,034
                                                                           ----------
PHARMACEUTICALS (0.2%)
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36                  1,095          983
                                                                           ----------
PIPELINES (0.8%)
Centerpoint Energy Resources Corp., Ser B, 7.875%, 04/01/13        1,540        1,674
Kinder Morgan, Inc., 6.400%, 01/05/36                              2,335        1,910
                                                                           ----------
                                                                                3,584
                                                                           ----------
REITS (0.1%)
Simon Property Group LP, 6.375%, 11/15/07                            595          597
                                                                           ----------
RETAIL (1.2%)
Federated Department Stores, Inc., 6.900%, 04/01/29                  515          516
Woolworths Ltd, 5.550%, 11/15/15 (c)                               5,260        5,059
                                                                           ----------
                                                                                5,575
                                                                           ----------
TELECOMMUNICATIONS (3.4%)
AT&T, Inc., 6.450%, 06/15/34                                       1,345        1,279
BellSouth Corp., 6.550%, 06/15/34                                    885          843
Cisco Systems, Inc., 5.500%, 02/22/16                              3,150        3,025
Comcast Corp., 6.450%, 03/15/37                                    2,700        2,536
Deutsche Telekom AG, 5.750%, 03/23/16                              3,100        2,926
Verizon Communications, Inc., 5.850%, 09/15/35                     1,335        1,161
Vodafone Group PLC, 5.500%, 06/15/11                               4,095        4,000
                                                                           ----------
                                                                               15,770
                                                                           ----------
TOTAL CORPORATE BONDS (COST $96,475)                                           92,602
                                                                           ----------
FOREIGN GOVERNMENT BONDS (4.2%)
GERMANY (EUR) (1.1%)
Bundesschatzanweisungen, 2.500%, 09/22/06                          4,150        5,301
                                                                           ----------
JAPAN (YEN) (2.7%)
Japanese Government, Ser 224, 0.200%, 09/20/06                 1,397,250       12,211
                                                                           ----------
SWITZERLAND (CHF) (0.4%)
Swiss Government, 4.500%, 06/10/07                                 2,245        1,882
                                                                           ----------
TOTAL FOREIGN GOVERNMENT BONDS (COST $19,614)                                  19,394
                                                                           ----------
U.S. GOVERNMENT AGENCIES (3.7%)
FANNIE MAE (0.6%)
3.250%, 02/15/09                                                   1,000          947
3.800%, 07/14/10, Callable 08/07/06 @100                             500          470
5.125%, 01/02/14                                                     500          480
6.250%, 02/28/17, Callable 02/28/07 @ 100                            600          594

5.500%, 04/23/24, Callable 08/07/06 @ 100                            250          231
                                                                           ----------
                                                                                2,722
                                                                           ----------
FEDERAL HOME LOAN BANK (1.6%)
3.489%, 03/03/08 (b)                                               2,500        2,487
4.040%, 03/24/08, Callable 09/24/06 @100 (b)                       2,000        1,968
4.400%, 03/30/11, Callable 08/02/06 @ 100                          1,000          953
5.250%, 12/10/13, Callable 09/10/06 @ 100                          1,250        1,209
5.000%, 05/08/18, Callable 08/08/06 @ 100                          1,000          952
                                                                           ----------
                                                                                7,569
                                                                           ----------
FREDDIE MAC (1.5%)
4.050%, 11/17/09                                                     700          670
6.250%, 06/25/10, Callable 06/25/07 @ 100                          1,000        1,004
4.650%, 08/27/10, Callable 08/27/06 @ 100                            500          483
4.500%, 12/16/10                                                   1,000          961
6.375%, 08/01/11, Callable 08/01/06 @ 100                          3,000        2,991
6.000%, 06/27/17, Callable 06/27/07 @ 100                          1,000          994
                                                                           ----------
                                                                                7,103
                                                                           ----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $17,803)                                  17,394
                                                                           ----------
U.S. GOVERNMENT AGENCY MORTGAGES (0.1%)
FREDDIE MAC (0.0%)
7.000%, 05/01/07                                                       8            8
                                                                           ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.1%)
7.000%, 04/15/13                                                     249          256
7.000%, 08/15/14                                                     159          164
7.000%, 05/15/31                                                      68           70
                                                                           ----------
                                                                                  490
                                                                           ----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (COST $484)                                498
                                                                           ----------
U.S. TREASURY OBLIGATIONS (64.9%)
U.S. TREASURY BONDS (7.0%)
5.375%, 02/15/31 (d)                                               2,120        2,157
4.500%, 02/15/36 (d)                                              34,030       30,512
                                                                           ----------
                                                                               32,669
                                                                           ----------
U.S. TREASURY NOTES (57.9%)
3.125%, 05/15/07 (d)                                              19,055       18,705
5.625%, 05/15/08 (d)                                              39,610       39,924
4.875%, 05/31/08 (d)                                               3,320        3,301
3.375%, 12/15/08 (d)                                              41,715       40,034
4.875%, 05/15/09 (d)                                              33,925       33,694
4.250%, 10/15/10 (d)                                              31,565       30,549
4.250%, 01/15/11                                                  15,100       14,580
4.875%, 05/31/11 (d)                                              32,530       32,200
4.250%, 08/15/13 (d)                                              23,270       22,077
4.000%, 02/15/15 (d)                                              27,965       25,769
5.125%, 05/15/16 (d)                                               7,830        7,821
                                                                           ----------

                                                                              268,654
                                                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $307,789)                               301,323
                                                                           ----------
SHORT-TERM INVESTMENT (44.9%)
CSFB Enhanced Liquidity Portfolio (e)                        208,738,151      208,738
                                                                           ----------
TOTAL SHORT-TERM INVESTMENT (COST $208,738)                                   208,738
                                                                           ----------
REPURCHASE AGREEMENT (1.3%)
Morgan Stanley, 5.155%, dated
06/30/06, to be repuchased on 07/03/06,
repurchase price $5,826,215 (collateralized
by U.S. Government Agencies; 5.000% -
6.500%; due 01/01/21 - 05/01/36; total
market value $5,967,981)                                           5,824        5,824
                                                                           ----------
TOTAL REPURCHASE AGREEMENT (COST $5,824)                                        5,824
                                                                           ----------
TOTAL INVESTMENTS (COST $679,577) (a) - 143.8%                                668,142
LIABILITIES IN EXCESS OF OTHER ASSETS - (43.8)%                              (203,614)
                                                                           ----------
NET ASSETS - 100.0%                                                        $  464,528
                                                                           ==========

----------
(a) Cost for federal income tax purposes is $679,947 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation .................   $     --
Unrealized Depreciation .................    (11,805)
                                            --------
Unrealized Appreciation (Depreciation) ..   $(11,805)
                                            ========

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d) This security or a partial position of the security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 in thousands was $203,614.

(e) This security was purchased with cash collateral held from securities lending.

CHF  - Principal Amount in Swiss Franc
Cl   - Class
EUR  - Principal Amount in Euro
LLC  - Limited Liability Corporation
LP   - Limited Partnership
PLC  - Public Limited Company
REIT - Real Estate Investment Trust
Ser  - Series
YEN  - Principal Amount in Yen

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
INVESTMENT GRADE TAX-EXEMPT BOND FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
MUNICIPAL BONDS (95.7%)
ALABAMA (5.8%)
Alabama Public School & College                             $      3,950   $    4,189
Authority, Capital Improvements, Ser C,
RB, 5.750%, 07/01/17, Callable 07/01/09 @ 101.50
Alabama Water Pollution Control                                    5,205        5,465
Authority, RB, 5.750%, 08/15/12,
Callable 08/15/09 @ 100, AMBAC
Auburn University, Ser A, RB, 6.000%,                              4,060        4,414
06/01/16, Callable 06/01/11 @ 100, MBIA
Huntsville, Ser A, GO, 5.625%,                                     2,375        2,591
05/01/16, Callable 05/01/12 @ 102
Huntsville, Ser A, GO, 5.750%,
05/01/19, Callable 05/01/12 @ 102                                  2,800        3,070
                                                                           ----------
                                                                               19,729
                                                                           ----------
ARIZONA (1.0%)
Arizona Water Infrastructure Finance
Authority, Water Quality, Ser A, RB,
5.625%, 10/01/12, Callable 10/01/09 @ 101                          3,280        3,466
                                                                           ----------
CALIFORNIA (4.4%)
California State, GO, 5.500%, 11/01/33,                           11,000       11,678
Callable 11/01/13 @ 100
Fresno Unified School District, Ser A,                             1,000        1,161
GO, 6.550%, 08/01/20, Callable 02/01/13 @ 103, MBIA
Orange County Loma Ridge/Data Center
Project, COP, 6.000%, 06/01/21,
Prerefunded 06/01/19 @ 100, AMBAC                                  2,075        2,359
                                                                           ----------
                                                                               15,198
                                                                           ----------
COLORADO (1.6%)
Douglas County School District No.                                 2,540        2,804
RE1, Douglas & Ebert Counties, GO,
5.750%, 12/15/20, Callable 12/15/14 @ 100, FGIC
Metro Wastewater Reclamation
District, RB, 5.450%, 04/01/12, Callable 04/01/08 @ 100            2,570        2,631
                                                                           ----------
                                                                                5,435
                                                                           ----------
CONNECTICUT (3.8%)
Connecticut State, Ser D, GO, 5.000%,                              9,735       10,278
12/01/12, MBIA
Connecticut State, Ser E, GO, 5.500%,
11/15/13, Callable 11/15/12 @ 100                                  2,500        2,694
                                                                           ----------

                                                                               12,972
                                                                           ----------
FLORIDA (1.8%)
Florida State Board of Education, Ser B,                           2,795        3,030
RB, 6.000%, 07/01/14, Prerefunded
07/01/10 @ 101
Indian River County, GO, 5.000%,                                   2,155        2,253
07/01/19, Callable 07/01/16 @ 100, MBIA
Lee County Transportation Facility
Authority, Ser A, RB, 5.000%, 10/01/27,
Callable 10/01/14 @ 100, AMBAC                                     1,000        1,023
                                                                           ----------
                                                                                6,306
                                                                           ----------
GEORGIA (3.1%)
Georgia State, Ser B, GO, 5.000%, 07/01/18                        10,000       10,541
                                                                           ----------
ILLINOIS (2.5%)
Illinois State Sales Tax, Ser X, RB,                               3,390        3,469
5.500%, 06/15/13, Callable 06/15/07 @ 101
Illinois State Toll Highway Authority,                             2,500        2,598
Ser A-1, RB, 5.000%, 01/01/20, Callable
07/01/16 @ 100, FSA
Illinois State Toll Highway Authority,
Ser A-1, RB, 5.000%, 01/01/26, Callable
07/01/16 @ 100, FSA                                                2,500        2,569
                                                                           ----------
                                                                                8,636
                                                                           ----------
IOWA (0.6%)
Des Moines Public Parking System, Ser
A, RB, 6.375%, 06/01/18, Callable
06/01/10 @ 100, FGIC                                               2,005        2,180
                                                                           ----------
KANSAS (1.6%)
Johnson County Unified School District
No. 229, Ser A, GO, 5.000%, 10/01/09                               5,455        5,642
                                                                           ----------
KENTUCKY (1.6%)
Kentucky State Property & Buildings,
Project #72, RB, 5.375%, 10/01/17,
Prerefunded 10/01/11 @ 100, MBIA                                   5,000        5,330
                                                                           ----------
MARYLAND (7.0%)
Maryland State Department of                                       5,910        6,224
Transportation, Construction, RB,
5.000%, 05/01/12
Maryland State, State & Local Facilities,                         10,000       10,572
First Series, GO, 5.500%, 03/01/10
Maryland State, State & Local Facilities,
Second Series, GO, 5.000%, 08/01/18,
Callable 08/01/13 @ 100                                            7,005        7,329
                                                                           ----------
                                                                               24,125
                                                                           ----------
MASSACHUSETTS (1.5%)
Boston, Ser A, GO, 5.000%, 01/01/10                                5,095        5,284
                                                                           ----------
MICHIGAN (2.5%)
Detroit Sewer Disposal System, Ser B,                              5,000        5,000
RB, 3.970%, 07/01/23, MBIA
Michigan Municipal Bond Authority,                                 3,300        3,512
                                                                           ----------

Clean Water State Revolving Fund, RB,
5.375%, 10/01/17, Callable 10/01/12 @ 100                                       8,512
                                                                           ----------
MINNESOTA (1.2%)
Minnesota State, GO, 5.250%, 11/01/10                              4,000        4,220
                                                                           ----------
MISSOURI (2.8%)
Missouri State Highways & Transit
Commission, Ser A, RB, 5.625%,
02/01/18, Callable 02/01/11 @ 100                                  8,885        9,441
                                                                           ----------
NEW JERSEY (7.4%)
Garden State Preservation Trust, Open                              3,000        3,349
Space & Farmland Preservation, Ser A,
RB, 5.800%, 11/01/19, Callable 11/01/15 @ 100
Garden State Preservation Trust, Open                             10,000       11,154
Space & Farmland Preservation, Ser A,
RB, 5.800%, 11/01/20, Callable 11/01/15 @100, FSA
New Jersey Economic Development
Authority, School Facilities Construction,
Ser F, RB, 5.250%, 06/15/22,
Prerefunded 06/15/13 @ 100, FGIC                                  10,000       10,729
                                                                           ----------
                                                                               25,232
                                                                           ----------
NEW YORK (18.4%)
Buffalo School Improvements, Ser D,                                1,075        1,150
GO, 5.500%, 12/15/14, Callable 12/15/11 @ 100, FGIC
New York City Transitional Finance                                 2,975        3,080
Authority, Future Secured Tax, Ser A-1,
RB, 5.000%, 11/01/09
New York City, Ser A, GO, 6.250%,                                 11,000       11,184
08/01/08, Callable 08/01/06 @ 101.5, MBIA
New York Counties Tobacco Trust I,                                15,800       17,507
Tobacco Settlement, Ser B, RB, 6.625%,
06/01/42, Prerefunded 06/01/10 @ 101
New York Local Government                                          3,000        3,116
Assistance Corp., Ser A-2, RB, 5.000%, 04/01/10
Tobacco Settlement Financing Corp.,                               10,000       10,232
Ser A1, RB, 5.250%, 06/01/13, Callable 06/01/08 @ 100
Tobacco Settlement Financing Corp.,                                3,750        3,892
Ser A1, RB, 5.500%, 06/01/14, Callable 06/01/09 @ 100
Tobacco Settlement Financing Corp.,                                6,720        6,799
Ser C1, RB, 5.250%, 06/01/12, Callable 06/01/07 @ 100
TSASC, Inc., Ser 1, 6.000%, 07/15/20,
Prerefunded 07/15/09 @ 101                                         5,565        5,958
                                                                           ----------
                                                                               62,918
                                                                           ----------
NORTH CAROLINA (2.0%)
North Carolina State, Highway Improvement,
GO, 5.000%, 05/01/10                                               6,500        6,767
                                                                           ----------

OHIO (1.5%)
Columbus, Public Improvement, Ser D,                               3,290        3,440
GO, 5.000%, 12/15/10
Ohio State Water Development
Authority, Fresh Water Improvement
Project, RB, 5.700%, 06/01/08, Callable
06/01/07 @ 100, AMBAC                                              1,520        1,537
                                                                           ----------
                                                                                4,977
                                                                           ----------
PENNSYLVANIA (5.3%)
Pennsylvania State Turnpike                                        5,515        5,870
Commission, Ser T, RB, 5.500%, 12/01/10
Pennsylvania State, Second Series, GO,                             5,000        5,204
5.000%, 07/01/10, MBIA
Pittsburgh, Ser B, GO, 5.000%, 09/01/12, FSA                       6,800        7,138
                                                                           ----------
                                                                               18,212
                                                                           ----------
PUERTO RICO (7.2%)
Puerto Rico Commonwealth Electric                                  6,500        6,738
Power Authority, Ser RR, RB, 5.000%,
07/01/23, Callable 07/01/15 @ 100, FGIC
Puerto Rico Commonwealth Highway &                                 5,000        5,336
Transportation Authority, RB, 5.250%,
07/01/15, Callable 07/01/13 @ 100, FGIC
Puerto Rico Commonwealth Highway &                                 5,260        5,599
Transportation Authority, RB, 5.250%,
07/01/17, Callable 07/01/13 @ 100, FGIC
Puerto Rico Commonwealth Highway &                                 2,720        2,903
Transportation Authority, Ser G, RB,
5.250%, 07/01/15, Callable 07/01/13 @ 100, FGIC
Puerto Rico Commonwealth Municipal
Finance Agency, Ser A, RB, 5.250%,
08/01/14, Callable 08/01/12 @ 100, FSA                             4,000        4,250
                                                                           ----------
                                                                               24,826
                                                                           ----------
TENNESSEE (0.9%)
Shelby County, Public Improvement,
Ser A, GO, 5.000%, 03/01/10, FSA                                   3,000        3,112
                                                                           ----------
TEXAS (5.8%)
Irving Waterworks & Sewer, RB,                                     1,460        1,543
5.950%, 06/15/19, Callable 06/15/09 @ 100.50
North Harris County Regional Water                                 2,690        2,862
Authority, RB, 5.250%, 12/15/18,
Callable 12/15/14 @ 100, MBIA
Richardson Texas, GO, 5.250%,                                      2,665        2,828
02/15/17, Callable 02/15/15 @ 100, MBIA
Texas State, TAN & RAN, GO,
4.500%, 08/31/06                                                  12,750       12,763
                                                                           ----------
                                                                               19,996
                                                                           ----------

VIRGINIA (2.7%)
Fairfax County, Public Improvement,                                6,755        7,000
Ser A, GO, 5.000%, 10/01/09, State Aid
Withholding
Fairfax County, Public Improvement,
Ser A, GO, 5.250%, 04/01/13, State Aid Withholding                 2,015        2,164
                                                                           ----------
                                                                                9,164
                                                                           ----------
WASHINGTON (1.7%)
Washington State, Motor Vehicle Fuel
Tax, Ser E, 5.000%, 01/01/08, AMBAC                                5,870        5,968
                                                                           ----------
TOTAL MUNICIPAL BONDS (COST $330,058)                                         328,189
                                                                           ----------
MONEY MARKET FUNDS  (4.9%)
Federated Tax-Free Obligations Fund                           15,907,034       15,907
SEI Tax Exempt Trust, Institutional
Tax Free Fund                                                    914,412          914
                                                                           ----------
TOTAL MONEY MARKET FUNDS (COST $16,821)                                        16,821
                                                                           ----------
TOTAL INVESTMENTS (COST $346,879) (a) - 100.6%                                345,010
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%                                 (2,175)
                                                                           ----------
NET ASSETS - 100.0%                                                        $  342,835
                                                                           ==========

----------
(a) Cost for federal income tax purposes is $346,888 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized  Appreciation................   $ 1,337
Unrealized Depreciation.................    (3,215)
                                           -------
Unrealized Appreciation (Depreciation)..   $(1,878)
                                           =======

AMBAC - Security insured by the American Municipal Bond Assurance Corporation.
COP   - Certificate of Participation
FGIC  - Security insured by the Financial Guaranty Insurance Company.
FSA   - Security insured by Financial Security Assurance.
GO    - General Obligation
MBIA  - Security insured by the Municipal Bond Insurance Association.
RAN   - Revenue Anticipation Note.
RB    - Revenue Bond
Ser   - Series
TAN   - Tax Anticipation Note.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
LIMITED DURATION FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
ASSET BACKED SECURITIES (39.1%)
AUTOMOBILE ABS (3.1%)
Americredit Automobile Receivables
Trust, Ser 2005-BM, Cl A, 3.780%, 07/06/08                  $      3,027   $    3,022
                                                                           ----------
CREDIT CARD ABS (23.0%)
American Express Credit Account Master                             1,200        1,202
Trust, Ser 2003-3, Cl A, 5.309%, 11/15/10 (b)
American Express Credit Account Master                             2,265        2,262
Trust, Ser 2005-3, Cl A, 5.199%, 01/18/11 (b)
Chase Credit Card Master Trust, Ser                                1,400        1,402
2003-2, Cl A, 5.309%, Series 2003-2, Class A 07/15/10 (b)
Chase Issuance Trust, Ser 2005-A1, Cl                              2,200        2,200
A1, 5.209%, 12/15/10 (b)
Citibank Credit Card Issuance Trust, Ser                           4,200        4,206
2003-A9, Cl A, 5.269%, 11/22/10 (b)
Discover Card Master Trust I, Ser                                  4,275        4,286
2003-4, Cl A1, 5.309%, 05/15/11 (b)
First USA Credit Card Master Trust, Ser                            3,016        3,021
1997-8, Cl A, 5.402%, 05/17/10 (b)
MBNA Credit Card Master Trust, Ser                                   500          501
2002-A10, Cl A, 5.339%, 02/16/10 (b)
MBNA Credit Card Master Trust, Ser
2002-A13, Cl A, 5.329%, 05/17/10 (b)                               3,250        3,256
                                                                           ----------
                                                                               22,336
                                                                           ----------
DIVERSIFIED FINANCIAL SERVICES (7.2%)
Nelnet Student Loan Trust, Ser 2005-3,                             4,000        3,996
Cl A, 5.487%, 06/22/17 (b)
SLM Student Loan Trust, Ser 2004-8,
Cl A3, 5.190%, 07/27/15 (b)                                        2,922        2,927
                                                                           ----------
                                                                                6,923
                                                                           ----------
FANNIE MAE (1.3%)
Guarantor Trust, Ser 2002-T10, Cl A1,
5.563%, 06/25/32 (b)                                               1,234        1,234
                                                                           ----------
FREDDIE MAC (0.5%)
Structured Pass Thru Securities, Ser
T-49, Cl AV, 5.473%, 12/25/32 (b)                                    451          451
                                                                           ----------
HOME EQUITY ABS (4.0%)
Countrywide Home Equity Loan Trust,                                1,889        1,892
Ser 2003-C, CL A, 5.469%, 05/15/29 (b)
Countywide Home Equity Loan Trust,                                 1,248        1,248
Ser 2006-C, Cl 2A, 5.379%, 05/15/36 (b)

Countywide Home Equity Loan Trust,
Ser 2006-E, Cl 2A, 5.351%, 11/29/31 (b)                              733          733
                                                                           ----------
                                                                                3,873
                                                                           ----------
TOTAL ASSET BACKED SECURITIES (COST $37,856)                                   37,839
                                                                           ----------
U.S. GOVERNMENT AGENCIES (20.6%)
FANNIE MAE (7.2%)
3.125%, 07/15/06                                                   7,000        6,994
                                                                           ----------
FREDDIE MAC (13.4%)
2.750%, 08/15/06                                                  13,000       12,959
                                                                           ----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $19,954)                                  19,953
                                                                           ----------
U.S. TREASURY OBLIGATIONS (34.5%)
U.S. TREASURY NOTES (34.5%)
7.000%, 07/15/06                                                  10,000       10,004
2.750%, 07/31/06                                                  10,600       10,583
2.375%, 08/15/06                                                   3,450        3,439
2.375%, 08/31/06                                                   7,000        6,970
2.500%, 09/30/06                                                   2,400        2,385
                                                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $33,386)                                 33,381
                                                                           ----------
REPURCHASE AGREEMENT (4.9%)
Lehman Brothers, Inc., 5.105%, dated
06/30/06, to be repurchased on 07/03/06,
repurchase price $4,730,662 (collateralized by U.S.
Government Agencies; DN, 12/01/34; total market
value $4,825,136)                                                  4,729        4,729
                                                                           ----------
TOTAL REPURCHASE AGREEMENT (COST $4,729)                                        4,729
                                                                           ----------
TOTAL INVESTMENTS (COST $95,925) (a) - 99.1%                                   95,902
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%                                      828
                                                                           ----------
NET ASSETS - 100.0%                                                        $   96,730
                                                                           ==========

----------
(a) Cost for federal income tax purposes is $95,927 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation.................   $ 10
Unrealized Depreciation.................    (35)
                                           ----
Unrealized Appreciation (Depreciation)..   $(25)
                                           ====

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

Cl  - Class
DN  - Discount Note
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
U.S. GOVERNMENT AGENCIES (7.6%)
FANNIE MAE (2.5%)
4.375%, 10/15/06 (c)                                        $     10,000   $    9,971
                                                                           ----------
FREDDIE MAC (5.1%)
3.625%, 09/15/06 (c)                                              20,000       19,926
                                                                           ----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $29,938)                                  29,897
                                                                           ----------
U.S. GOVERNMENT AGENCY MORTGAGES (86.9%)
FANNIE MAE (63.7%)
6.500%, 12/01/08                                                   2,077        2,095
3.500%, 04/25/11                                                  21,235       20,922
7.500%, 09/01/12                                                   4,431        4,532
6.500%, 06/01/13                                                     467          474
6.000%, 09/01/13                                                     987          990
4.000%, 11/01/13                                                   9,122        8,639
4.500%, 03/01/14                                                  15,062       14,471
6.000%, 09/01/16                                                   6,430        6,453
6.500%, 10/01/16                                                   1,111        1,127
5.500%, 12/01/16                                                   2,929        2,880
6.000%, 08/01/17                                                   1,870        1,877
6.000%, 10/01/17                                                   1,157        1,161
6.000%, 10/01/17                                                   3,315        3,328
6.000%, 06/01/19                                                   5,322        5,344
5.500%, 07/01/19                                                   2,011        1,975
5.500%, 07/01/19                                                   7,203        7,076
5.500%, 08/01/19                                                   3,381        3,321
5.500%, 10/01/19                                                   4,505        4,426
5.500%, 06/01/20                                                   9,200        9,032
4.500%, 03/25/27                                                   7,859        7,823
7.000%, 05/01/32                                                   5,036        5,161
6.500%, 12/01/32                                                   3,432        3,462
4.119%, 05/01/33 (b)                                               5,563        5,462
3.925%, 06/01/33 (b)                                               8,263        8,047
4.086%, 08/01/33 (b)                                              11,469       11,187
6.000%, 11/01/33                                                   1,704        1,683
3.225%, 05/01/34 (b)                                               8,245        8,121
4.509%, 05/01/34 (b)                                               2,488        2,409
4.019%, 06/01/34 (b)                                               5,238        5,074
4.235%, 06/01/34 (b)                                               3,143        3,060
7.000%, 06/01/34                                                   4,043        4,137
3.488%, 07/01/34 (b)                                               6,192        6,106
4.789%, 06/01/35 (b)                                              18,560       18,344
4.490%, 08/01/35 (b)                                               9,250        9,073
6.000%, 08/01/35                                                  10,371       10,216
6.000%, 12/01/35                                                  13,102       12,905
5.170%, 01/01/36 (b)                                               7,251        7,123
5.528%, 02/01/36 (b)                                              12,825       12,681
6.500%, 06/01/36                                                  10,000       10,053
                                                                           ----------

                                                                             252,250
                                                                           ----------
FREDDIE MAC (23.2%)
7.000%, 11/01/16                                                     805          825
6.500%, 02/01/17                                                   2,302        2,330
5.500%, 05/01/17                                                   4,543        4,464
6.000%, 07/01/17                                                   2,815        2,821
5.000%, 02/15/19                                                  11,621       11,530
4.500%, 10/15/27                                                  10,000        9,731
6.000%, 12/01/31                                                  15,993       15,815
6.500%, 09/01/32                                                   3,929        3,966
5.053%, 12/01/32 (b)                                              12,733       12,715
4.841%, 04/01/35 (b)                                               9,146        9,050
5.115%, 04/01/36 (b)                                              18,651       18,308
                                                                           ----------
                                                                               91,555
                                                                           ----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (COST $351,742)                        343,805
                                                                           ----------
U.S. TREASURY OBLIGATION (1.8%)
U.S. TREASURY NOTE (1.8%)
7.000%, 07/15/06 (c)                                               7,000        7,003
                                                                           ----------
TOTAL U.S. TREASURY OBLIGATION (COST $7,005)                                    7,003
                                                                           ----------
SHORT-TERM INVESTMENT (7.7%)
CSFB Enhanced Liquidity Portfolio (d)                         30,333,750       30,334
                                                                           ----------
TOTAL SHORT-TERM INVESTMENT (COST $30,334)                                     30,334
                                                                           ----------
REPURCHASE AGREEMENT (3.3%)
Morgan Stanley, 5.155%, dated
06/30/06 to be repurchased on 07/03/06,
repurchase price $13,184,041 (collateralized by U.S.
Government Agencies, 4.500% - 8.000%, due 06/01/14 -
05/01/36; total market value $13,709,464)                        13,178       13,178
                                                                           ----------
TOTAL REPURCHASE AGREEMENT (COST $13,178)                                      13,178
                                                                           ----------
TOTAL INVESTMENTS (COST $432,197) (a) - 107.3%                                424,217
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.3)%                                (28,848)
                                                                           ----------
NET ASSETS - 100.0%                                                        $  395,369
                                                                           ==========

----------
(a) Cost for federal income tax purposes is $431,322 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation.................   $   957
Unrealized Depreciation.................    (8,062)
                                           -------
Unrealized Appreciation (Depreciation)..   $(7,105)
                                           =======

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

(c) This security or a partial position of the security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 in thousands was $29,413.

(d) This security was purchased with cash collateral held from securities lending.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
MARYLAND MUNICIPAL BOND FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
MUNICIPAL BONDS (100.7%)
MARYLAND (97.9%)
Annapolis Public Improvement, GO, 5.000%, 04/01/08          $      1,000   $    1,020
Anne Arundel County Special                                        1,000        1,047
Obligation, Arundel Mills Project, RB, 5.125%, 07/01/22,
Callable 07/01/14 @ 100, County Guaranteed
Anne Arundel County, General Improvement, GO, 5.000%,              1,000        1,061
03/01/14
Baltimore Convention Center, Baltimore Hotel Corp., Ser            1,000        1,037
A, RB, 5.250%, 09/01/39, Callable 09/01/16 @ 100
Baltimore Public Improvement, Ser A,                               1,000        1,045
GO, 4.750%, 10/15/16
Baltimore Sewer Improvement, Wastewater Projects, Ser C,           1,000        1,042
RB, 5.000%, 07/01/22
Charles County, Public Improvement, GO, 5.000%, 03/01/14           1,000        1,061
Charles County, Public Improvement, GO, 5.000%, 03/01/16           1,250        1,329
Frederick County Educational Facilities, Mount St. Mary's            500          516
University, RB, 5.625%, 09/01/38, Callable 09/01/16 @ 100
Frederick County Educational Facilities, Mount St. Mary's            175          177
University, Ser A, RB, 4.750%, 09/01/08
Frederick County, Public Facilities, GO, 5.000%, 12/01/15          1,075        1,146
Frederick County, Public Facilities, GO, 5.000%,
12/01/16, Callable 12/01/15 @ 100                                  1,000        1,061
Harford County, GO, 5.000%, 07/15/25, Callable 07/15/15            1,000        1,033
@ 100
Maryland State Community Development Administration,                 160          162
Department of Housing & Community Development, Ser E, RB,
5.700%, 09/01/17, Callable 09/01/09 @100
Maryland State Community Development Administration,               1,000        1,014
Department of Housing & Community Development, Ser 2, RB,
AMT, 4.700%, 04/01/11

Maryland State Community Development Administration,                 285          285
Department of Housing & Community Development, Ser 2001B,
RB, AMT, 4.100%, 07/01/08, FHA/GNMA/HUD
Maryland State Economic Development Corp., Department of           1,000        1,067
Transportation Headquarters, RB, 5.375%, 06/01/19,
Callable 06/01/12 @ 100.50
Maryland State Economic Development Corp., Dietz &                   245          245
Watson, Inc. Project, RB, AMT, 4.130%, 03/01/19, LOC:
First Union National Bank (b)
Maryland State Economic Development Corp., University of             475          519
Maryland College Park Project, RB, 5.750%, 06/01/18,
Prerefunded 06/01/13 @ 100
Maryland State Economic Development Corp., University of             400          381
Maryland, Ser A, RB, 5.625%, 10/01/23, Callable 10/01/13
@ 100 (c)
Maryland State Economic Development Corp., University                250          264
Village at Sheppard Pratt, RB, 5.875%, 07/01/21, Callable
07/01/11 @ 101, ACA
Maryland State Health & Higher Educational Facilities              1,000        1,039
Authority, Calvert Health Systems, RB, 5.500%, 07/01/36,
Callable 07/01/14 @ 100
Maryland State Health & Higher Educational Facilities              1,035        1,102
Authority, Carroll County General Hospital, RB, 6.000%,
07/01/18, Callable 07/01/12 @ 100
Maryland State Health & Higher Educational Facilities                250          265
Authority, Carroll County General Hospital, RB, 6.000%,
07/01/21, Callable 07/01/12 @ 100
Maryland State Health & Higher Educational Facilities                250          271
Authority, Catholic Health Initiatives, Ser A, RB, 6.000%
, 12/01/24, Callable 06/01/10 @ 101,
ETM
Maryland State Health & Higher Educational Facilities                250          247
Authority, Edenwald, Ser A, RB, 5.200%, 01/01/24,
Callable 07/01/16 @ 100
Maryland State Health & Higher Educational Facilities                500          498
Authority, Edenwald, Ser A, RB, 5.400%, 01/01/37,
Callable 07/01/16 @ 100
Maryland State Health & Higher Educational Facilities                565          588
Authority, Goucher College, RB, 5.375%, 07/01/25,
Callable 07/01/14 @ 100
Maryland State Health & Higher Educational Facilities                480          501
Authority, Hebrew Home of Greater Washington, RB, 5.700%,
01/01/21, Callable 01/01/12 @ 100

Maryland State Health & Higher Educational Facilities                510          532
Authority, Hebrew Home of Greater Washington, RB, 5.700%,
01/01/22, Callable 01/01/12 @ 100
Maryland State Health & Higher Educational Facilities              1,000        1,015
Authority, Lifebridge Health, Ser A, RB, 5.125%,
07/01/34, Callable 07/01/14 @ 100
Maryland State Health & Higher Educational Facilities                300          303
Authority, Mercy Ridge, Ser B, RB, 5.000%, 04/01/08,
Callable 04/01/07 @ 100.5
Maryland State Health & Higher Educational Facilities                500          530
Authority, Union Hospital of Cecil Country, RB, 5.750%,
07/01/20, Callable 07/01/12 @ 100
Maryland State Health & Higher Educational Facilities              1,725        1,812
Authority, University of Maryland Medical System, RB,
5.750%, 07/01/21, Callable 07/01/11 @ 100
Maryland State Industrial Development Authority, Economic            500          525
Development, Our Lady of Good Counsel School, Ser A, RB,
6.000%, 05/01/35, Callable 05/15/15 @ 100
Maryland State Stadium Authority, RB, 5.800%, 03/01/26,              250          253
Callable 03/01/07 @ 101, AMBAC
Maryland State Transportation Authority, Baltimore/                1,000        1,053
Washington International Airport, Ser B, RB, AMT, 5.375%,
03/01/15, Callable 03/01/12 @ 101, AMBAC
Maryland State, Capital Improvements, Ser A, GO, 5.000%,           1,250        1,321
02/15/17, Callable 02/15/15 @ 100
Maryland State, Capital Improvements, Ser A, GO, 5.000%,           1,000        1,050
02/15/19, Callable 02/15/15 @ 100.00
Maryland State, State & Local Facilities, Ser 2, GO,               1,000        1,056
5.000%, 08/01/16, Callable 08/01/13 @ 100
Montgomery County Economic Development, American                     195          195
Gastroenterological Association, 3.980%, 03/01/32, LOC:
Wachovia Bank N.A. (b)
Montgomery County Economic Development, Trinity Health             1,000        1,050
Care Group, RB, 5.500%, 12/01/16, Callable 12/01/11
@ 100
Montgomery County Housing Opportunities Commission, Aston          1,150        1,178
Woods Apartments, Ser A, RB, 4.900%, 05/15/31, Callable
05/15/08 @ 102, FNMA
Montgomery County Housing Opportunities Commission, Ser              185          185
A, RB, 4.450%, 07/01/17, Callable 01/01/11 @ 100

Montgomery County Housing Opportunities Commission, Ser            1,005        1,047
A, RB, 6.000%, 07/01/20, Callable 07/01/10 @ 100
Montgomery County Revenue Authority, Lease, College Arts           1,000        1,021
Center Project, Ser A, RB, 5.000%, 05/01/28, Callable
05/01/15 @ 100
Northeast Waste Disposal Authority, Montgomery County              1,100        1,101
Resource Recovery Project, Ser A, RB, AMT, 6.000%,
07/01/06
St. Mary's County, Public Improvement, GO, 5.500%,                 1,165        1,252
07/01/11
Talbot County Public Facilities, GO,                               1,000        1,069
5.375%, 03/15/17, Callable 03/15/12 @ 101
Washington Suburban Sanitation District, Anticipation                750          750
Notes, Ser A, GO, 3.850%, 06/01/23, LOC: Landesbank
Hessen-Thueringen (b)
Washington Suburban Sanitation District, GO, 4.000%,                 200          201
06/01/07
Westminster Educational Facilities, Western Maryland
College, RB, 3.980%, 04/01/30, LOC: Wachovia Bank N.A.
(b)                                                                  400          400
                                                                           ----------
                                                                               39,922
                                                                           ----------
PUERTO RICO (2.8%)
Puerto Rico Commonwealth Highway & Transportation                    500          500
Authority, Ser AA, RB, 5.000%, 07/01/06
Puerto Rico Housing Bank & Finance Agency, Affordable
Housing Mortgage Portfolio I, RB, AMT, 6.250%, 04/01/29,
Callable 10/01/06 @ 101, GNMA/FNMA/FHLMC                             625          634
                                                                           ----------
                                                                                1,134
                                                                           ----------
TOTAL MUNICIPAL BONDS (COST $40,859)                                           41,056
                                                                           ----------
MONEY MARKET FUND (0.8%)
Federated Maryland Municipal Cash Trust                          331,307          331
                                                                           ----------
TOTAL MONEY MARKET FUND (COST $331)                                               331
                                                                           ----------
TOTAL INVESTMENTS (COST $41,190) (a) - 101.5%                                  41,387
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%                                   (620)
                                                                           ----------
NET ASSETS - 100.0%                                                        $   40,767
                                                                           ==========

----------
(a) Cost for federal income tax purposes is $41,187 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 518
Unrealized Depreciation..................    (318)
                                            -----
Unrealized Appreciation (Depreciation)...   $ 200
                                            =====

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed the security below to be illiquid based upon procedures approved by the Board of Trustees (in thousands):

                                             ACQUISITION          PRINCIPAL           PERCENT OF
ISSUE DESCRIPTION                                DATE      COST     AMOUNT    VALUE   NET ASSETS
-----------------                            -----------   ----   ---------   -----   ----------
Maryland State Economic Development Corp.,
University of Maryland, Ser A, RB, 5.625%,
10/01/23, Callable 10/01/13 @ 100              01/31/03    $392      $400      $381      0.93%

ACA   - Security insured by American Capital Access
AMBAC - Security insured by the American Municipal Bond Assurance Corporation
AMT   - Alternative Minimum Tax Paper
ETM   - Escrowed to Maturity
FHA   - Security insured by the Federal Housing Administration
FHLMC - Security insured by Freddie Mac
FNMA  - Security insured by Fannie Mae
GNMA  - Security insured by the Government National Mortgage Association
GO    - General Obligation
HUD   - Security insured by the Department of Housing and Urban Development
LOC   - Line of Credit
RB    - Revenue Bond
Ser   - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
NORTH CAROLINA TAX-EXEMPT BOND FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
MUNICIPAL BONDS (97.9%)
NORTH CAROLINA (92.8%)
Appalachian State University, Procurement Services          $      1,250   $    1,280
Building, RB, 5.000%, 07/15/30, Callable 07/15/15 @100,
MBIA
Brunswick County Enterprise System, Ser A, RB, 5.250%,               500          528
04/01/22, Callable 04/01/14 @ 100, FSA
Buncombe County, COP, 5.250%, 10/01/17, Callable 10/01/13            585          615
@ 100, AMBAC
Charlotte Water & Sewer System, RB, 5.250%, 06/01/15,                500          524
Prerefunded 06/01/09 @ 101
Charlotte, Convention Facilities Project, COP, 5.000%,             1,000        1,022
12/01/25, Callable 12/01/15 @ 100
Charlotte, FY 2006 Equipment Aquisition Project, Ser A,            1,000        1,027
COP, 5.000%, 03/01/09
Charlotte-Mecklenberg Hospital Authority, Carolinas                  500          510
Health Care System, Ser A, RB, 5.000%, 01/15/13, Callable
01/15/07 @ 102
Charlotte-Mecklenburg Hospital Authority, Carolinas                  800          812
Health Care System, Ser A, RB, 5.000%, 01/15/17, Callable
01/15/07 @ 102
Dare County, COP, 5.000%, 06/01/23, Callable 12/01/12 @              830          848
100, AMBAC
Durham County, Public Improvement, Ser B, GO, 5.000%,              1,125        1,177
06/01/23, Callable 06/01/16 @ 100
Durham, GO, 5.000%, 02/01/07                                         500          504
Fayetteville Public Works Commission, RB, 3.375%,                    590          587
01/15/07, FSA
Greensboro Enterprise System, Ser A, RB, 5.000%,                   1,000        1,026
06/01/26, Callable 06/01/15 @ 100
Iredell County Public Facilities Project, COP, 5.250%,               500          523
10/01/20, Callable 10/01/13 @ 100, AMBAC
Mecklenburg County, COP, 3.950%, 02/01/26, LOC: Depha              1,000        1,000
Bank PLC (b)
New Hanover County Hospital, New Hanover Regional Medical            200          201
Center Project, RB, 5.300%, 10/01/06, AMBAC

North Carolina Capital Facilities Finance Agency,                    500          520
Educational Facilities, Johnson & Wales University
Project, Ser A, RB, 5.000%, 04/01/14, Callable 04/01/13 @
100
North Carolina Capital Facilities Finance Agency,                    400          400
Educational Facilities, Trinity Episcopal School Project,
RB, 3.980%, 09/01/24, LOC: Wachovia Bank N.A. (b)
North Carolina Capital Facilities Finance Agency, Student            500          520
Housing, NCA&T University Foundation Project, Ser A, RB,
5.250%, 06/01/20, Callable 06/01/14 @ 100, LOC: Radian
North Carolina Capital Facilities Finance Agency, Duke             4,500        4,622
University Project, Ser A, RB, 5.250%, 07/01/42, Callable
10/01/12 @ 100
North Carolina Eastern Municipal Power Agency, Power                 500          514
System, Ser A, RB, 5.700%, 01/01/15, Callable 01/01/07 @
102, MBIA
North Carolina Eastern Municipal Power Agency, Power                 500          523
System, Ser C, RB, 5.375%, 01/01/16, Callable 01/01/13 @
100
North Carolina Educational Facilities Finance Agency,                400          400
Belmont Abbey College, RB, 3.980%, 06/01/18, LOC: First
Union National Bank (b)
North Carolina Educational Facilities Finance Agency,                400          400
Wingate University, RB, 3.980%, 05/01/22, LOC: Bank of
America (b)
North Carolina Medical Care Commission, Health Care                1,290        1,327
Facilities, Novant Health Obligations Group, Ser A, RB,
5.000%, 11/01/17, Callable 11/01/13 @ 100
North Carolina Medical Care Commission, Health Care                  500          513
Facilities, Novant Health Obligations Group, Ser A, RB,
5.000%, 11/01/18, Callable 11/01/13 @ 100
North Carolina Municipal Power Agency, No. 1 Catawba                 500          542
Electric, Ser A, RB, 5.500%, 01/01/15, MBIA
North Carolina Municipal Power Agency, No. 1 Catawba               1,000        1,020
Electric, Ser A, RB, 5.000%, 01/01/20, Callable 01/01/11
@ 100
North Carolina State University at Raleigh, Centennial               500          508
Campus Project, Ser B, RB, 5.125%, 12/15/16, Prerefunded
12/15/06 @ 101, MBIA
North Carolina State, Public Improvement, Ser A, GO,               1,000        1,073
5.250%, 03/01/13

Pitt County School Facilities Project, Ser B, COP,                   500          523
5.300%, 04/01/21, Callable 04/01/10 @ 101, FSA
Raleigh Combined Enterprise System, RB, 5.250%, 03/01/17,            500          528
Callable 03/01/11 @ 100
Raleigh Durham Airport Authority, Ser A, RB, 5.000%,               2,000        2,037
05/01/30, Callable 05/01/15 @ 100, AMBAC
Rockingham County, COP, 5.000%, 04/01/18, Callable                   500          517
04/01/12 @ 101, AMBAC
Salisbury Enterprise System, RB, 5.000%, 02/01/20,                   500          516
Callable 02/01/12 @ 101, FSA
University of North Carolina at Wilmington, COP, 5.000%,           1,295        1,314
06/01/31, Callable 06/01/15 @ 100, FGIC
University of North Carolina Systems Pool, Ser A, RB,                400          426
5.375%, 04/01/21, Callable 10/01/12 @ 100, AMBAC
University of North Carolina Systems Pool, Ser A, RB,                500          533
5.375%, 04/01/22, Callable 10/01/12 @ 100, AMBAC
University of North Carolina Systems Pool, Ser A, RB,              1,910        1,973
5.000%, 04/01/23, Callable 04/01/15 @ 100, AMBAC
Wake County Hospital, RB, 5.125%, 10/01/13, MBIA, ETM                350          373
Wake County Industrial Facilities & Pollution Control              1,000        1,043
Financing Authority, Carolina Power & Light Co. Project,
RB, 5.375%, 02/01/17, Callable 02/01/12 @ 101
Wake County, Public Improvement, Ser C, GO, 3.950%,                1,000        1,000
04/01/19 (b)
Wilmington, Ser A, COP, 5.350%, 06/01/24, Callable                   500          524
06/01/09 @ 101, MBIA
Wilmington, Ser A, COP, 5.000%, 06/01/32, Callable                 1,500        1,519
06/01/15 @ 100, AMBAC
Wilson Combined Enterprise Systems, RB, 5.250%, 12/01/18,            500          529
Callable 12/01/12 @ 100, FSA
Winston-Salem State University, Housing & Dining System,             500          513
Ser B, RB, 4.850%, 01/01/11, Callable 01/01/09 @ 101,
MBIA
Winston-Salem Water & Sewer System, RB, 5.500%, 06/01/15,            270          291
Prerefunded 06/01/11 @ 101
Winston-Salem Water & Sewer System, RB, 5.500%, 06/01/16,
Prerefunded 06/01/11 @ 101                                           200          215
                                                                           ----------
                                                                               39,440
                                                                           ----------
PUERTO RICO (5.1%)
Puerto Rico Commonwealth Highway & Transportation                    500          500
Authority, Ser AA, RB, 5.000%, 07/01/06

Puerto Rico Commonwealth Highway & Transportation                    595          657
Authority, Ser AA, RB, 5.500%, 07/01/19, MBIA
Puerto Rico Convention Center Authority, Hotel Occupancy
Tax, Ser A, RB, 5.000%, 07/01/31, Callable 07/01/16 @
100, AMBAC                                                         1,000        1,029
                                                                           ----------
                                                                                2,186
                                                                           ----------
TOTAL MUNICIPAL BONDS (COST $42,033)                                           41,626
                                                                           ----------
MONEY MARKET FUND (0.9%)
Federated Tax-Free Obligations Fund                              349,662          350
SEI Tax Exempt Trust, Institutional                               15,840           16
                                                                           ----------
Tax Free Fund
TOTAL MONEY MARKET FUND (COST $366)                                               366
                                                                           ----------
TOTAL INVESTMENTS (COST $42,399) (a) - 98.8%                                   41,992
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%                                      500
                                                                           ----------
NET ASSETS - 100.0%                                                        $   42,492
                                                                           ==========

----------
(a) Cost for federal income tax purposes is $42,399 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $  58
Unrealized Depreciation..................    (465)
                                            -----
Unrealized Appreciation (Depreciation)...   $(407)
                                            =====

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation
COP   - Certificate of Participation
ETM   - Escrowed to Maturity
FGIC  - Security insured by the Financial Guaranty Insurance Company
FSA   - Security insured by Financial Security Assurance
GO    - General Obligation
LOC   - Line of Credit
MBIA  - Security insured by the Municipal Bond Insurance Association
RB    - Revenue Bond
Ser   - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
SEIX FLOATING RATE HIGH INCOME FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
BANK LOANS (88.3%)
ADVERTISING (2.0%)
Affinion Group, Inc., 7.925%, 10/01/12 (b)(d)               $      2,927   $    2,932
R.H. Donnelley Corp., 6.850%, 06/30/11 (b)(d)                        997          992
Ventiv Health, Inc., 6.999%, 10/05/11 (b)(d)                       2,493        2,496
                                                                           ----------
                                                                                6,420
                                                                           ----------
AUTO PARTS & EQUIPMENT (3.1%)
ArvinMeritor, Inc., 0.000%, 06/22/12 (b)(c)(d)                     3,000        2,998
Baker Tanks, Inc., 7.994%, 11/23/12 (b)(d)                         2,985        2,996
Goodyear Tire & Rubber Co. (The), 7.954%, 04/30/10 (b)(d)          4,000        4,011
                                                                           ----------
                                                                               10,005
                                                                           ----------
BEVERAGES (0.9%)
Constellation Brands, Inc., 0.000%, 06/01/13 (b)(c)(d)             3,000        3,008
                                                                           ----------
BUILDING MATERIALS (1.5%)
CONTECH Construction Products, Inc.,                               2,993        2,993
7.670%, 01/31/13 (b)(d)
Interline Brands, Inc., 0.000%, 06/23/13 (b)(c)(d)                   435          435
Interline Brands, Inc., 0.000%, 06/23/13 (b)(c)(d)                   565          567
Quality Home Brands, 9.500%, 12/01/12 (b)(d)                       1,000        1,003
                                                                           ----------
                                                                                4,998
                                                                           ----------
CHEMICALS (5.2%)
Celanese AG, 7.498%, 06/01/10 (b)(d)                               1,984        1,989
Columbian Chemicals Co., 7.250%, 02/11/13 (b)(d)                   2,000        1,995
Compass Minerals International, Inc.,                              2,904        2,906
6.909%, 12/22/12 (b)(d)
Hexion Specialty Chemicals, 7.125%, 05/05/13 (b)(d)                4,000        3,976
Huntsman International LLC, 7.044%, 08/16/12 (b)(d)                3,928        3,907
Ineos Group Holdings PLC, 0.000%, 12/14/13 (b)(c)(d)               1,000        1,008
Ineos Group Holdings PLC, 0.000%, 12/14/14 (b)(c)(d)               1,000        1,015
                                                                           ----------
                                                                               16,796
                                                                           ----------
COAL (1.2%)
Alpha Natural Resources, Inc., 7.249%, 10/26/12 (b)(d)             3,987        3,974
                                                                           ----------

COMMERCIAL SERVICES (9.0%)
Astoria Generating Co. Acquisitions                                  355          355
LLC, 7.450%, 02/22/11 (b)(d)
Astoria Generating Co. Acquisitions                                1,507        1,503
LLC, 7.450%, 08/13/13 (b)(d)
Cenveo, Inc., 7.440%, 06/21/13 (b)(d)                              3,500        3,504
Eastman Kodak Co., 7.458%, 10/18/12 (b)(d)                         3,990        3,978
Harlan Sprague Dawley, Inc., 8.038%, 01/11/12 (b)(d)               2,486        2,492
Hertz Corp. (The), 7.351%, 12/21/12 (b)(d)                         2,793        2,797
Hertz Corp. (The), 7.574%, 12/21/12 (b)(d)                           193          193
Merrill Corp., 7.663%, 05/15/11 (b)(d)                             4,489        4,508
National Pizza, 0.000%, 04/26/13 (b)(c)(d)                         2,000        1,986
Quintiles Transnational Corp., 7.500%, 03/21/13 (b)(d)               998          995
Quintiles Transnational Corp., 9.500%, 03/21/14 (b)(d)             2,000        2,026
United Rental North America, Inc.,                                   432          434
6.471%, 02/14/11 (b)(d)
United Rental North America, Inc.,                                 2,488        2,492
7.350%, 02/14/11 (b)(d)
Vanguard Car Rental USA, Inc., 8.319%, 05/26/13 (b)(d)             2,000        2,003
                                                                           ----------
                                                                               29,266
                                                                           ----------
COMPUTERS (1.5%)
Stratus Technologies, Inc., 8.500%, 03/15/12 (b)(d)                1,000        1,004
SunGard Data Systems, Inc., 7.660%, 02/11/13 (b)(d)                3,982        3,992
                                                                           ----------
                                                                                4,996
                                                                           ----------
DIVERSIFIED FINANCIAL SERVICES (2.3%)
J.G. Wentworth LLC, 9.008%, 04/05/11 (b)(d)                        4,000        4,018
LSP General Finance Co. LLC, 0.875%, 03/29/13 (b)(d)                  61           60
LSP General Finance Co. LLC, 6.843%, 03/29/13 (b)(d)               1,439        1,434
Nasdaq Stock Market, Inc. (The), 6.975%, 04/18/12 (b)(d)           1,266        1,264
Nasdaq Stock Market, Inc. (The), 6.982%, 04/18/12 (b)(d)             732          731
                                                                           ----------
                                                                                7,507
                                                                           ----------
EDUCATION (0.3%)
Education Management Corp., 7.375%, 05/23/12 (b)(d)                1,000        1,004
                                                                           ----------
ELECTRIC (3.7%)
Boston Generating LLC, 8.749%, 10/01/10 (b)(d)                     1,990        2,020
LSP-Kendall Energy LLC, 7.499%, 10/07/13 (b)(d)                    1,956        1,944

Mirant North America LLC, 7.100%, 01/03/13 (b)(d)                  3,985        3,976
NRG Energy, Inc., 7.231%, 02/01/13 (b)(d)                          3,990        3,996
                                                                           ----------
                                                                               11,936
                                                                           ----------
ENERGY (0.6%)
Plum Point Associates LLC, 8.624%, 02/21/14 (b)(d)                   389          391
Plum Point Associates LLC, 8.749%, 02/21/14 (b)(d)                 1,431        1,438
                                                                           ----------
                                                                                1,829
                                                                           ----------
ENTERTAINMENT (3.8%)
Regal Cinemas, Inc., 7.249%, 02/26/13 (b)(d)                       2,993        2,989
SFX Entertainment, Inc., 7.750%, 06/21/13 (b)(d)                   2,987        2,984
Venetian Casino Resort LLC, 7.250%, 06/15/11 (b)(d)                  385          386
Venetian Casino Resort LLC, 7.250%, 06/15/11 (b)(d)                2,865        2,868
Venetian Casino Resort LLC, 8.100%, 04/06/13 (b)(d)                3,263        3,267
                                                                           ----------
                                                                               12,494
                                                                           ----------
ENVIRONMENT CONTROL (0.9%)
Allied Waste North America, Inc., 6.579%, 01/15/12 (b)(d)            839          835
Allied Waste North America, Inc., 6.759%, 01/15/12 (b)(d)          2,161        2,150
                                                                           ----------
                                                                                2,985
                                                                           ----------
FOOD (0.8%)
Pinnacle Foods Group, Inc., 0.000%, 11/15/10 (b)(c)(d)             2,533        2,538
                                                                           ----------
FOREST PRODUCTS & PAPER (1.2%)
Georgia-Pacific Corp., 7.630%, 01/27/11 (b)(d)                     1,950        1,947
Georgia-Pacific Corp., 8.300%, 12/20/13 (b)(d)                     2,000        2,016
                                                                           ----------
                                                                                3,963
                                                                           ----------
HEALTHCARE - SERVICES (5.3%)
Beverly Enterprises, Inc., 7.962%, 04/07/11 (b)(d)                 3,491        3,505
CRC Health Corp., 7.749%, 02/06/13 (b)(d)                          2,993        2,981
Davita, Inc., 7.154%, 10/02/12 (b)(d)                              1,917        1,919
Matria Healthcare, Inc., 7.439%, 01/19/07 (b)(d)                     642          636
Matria Healthcare, Inc., 7.631%, 01/19/12 (b)(d)                   1,354        1,341
Multiplan, Inc., 7.499%, 04/08/13 (b)(d)                           2,922        2,907
National Mentor, 0.000%, 06/28/13 (b)(c)(d)                        1,887        1,889
National Mentor, 0.000%, 06/28/13 (b)(c)(d)                          113          112
National Renal Institutes, 7.531%, 04/01/13 (b)(d)                 2,000        1,995
                                                                           ----------
                                                                               17,285
                                                                           ----------

INVESTMENT COMPANIES (0.6%)
Thermal North American, Inc., 0.000%, 10/12/13 (b)(c)(d)           2,000        1,990
                                                                           ----------
LODGING (2.6%)
Hilton Hotels Corp., 6.694%, 02/22/13 (b)(d)                       1,994        1,987
Metro-Goldwyn-Mayer, Inc., 7.749%, 04/08/11 (b)(d)                 2,929        2,933
MGM Mirage, Inc., 6.284%, 04/25/10 (b)(d)                          3,501        3,480
                                                                           ----------
                                                                                8,400
                                                                           ----------
MACHINERY DIVERSIFIED (1.1%)
Nacco Materials Handling Group, 7.206%, 02/24/13 (b)(d)            3,500        3,491
                                                                           ----------
MEDIA (10.3%)
Cablevision Systems Corp., 6.886%, 03/21/12 (b)(d)                 1,496        1,488
Dex Media West LLC, 6.771%, 12/30/10 (b)(d)                        2,936        2,918
DirecTV Holdings LLC, 6.794%, 03/30/10 (b)(d)                      1,995        1,994
Entravision Communications Corp., 6.490%, 03/29/13 (b)(d)          1,995        1,989
Gray Television, Inc., 6.490%, 11/22/12 (b)(d)                     2,985        2,978
Mediacom Communications Corp., 7.094%, 04/15/15 (b)(d)             3,000        2,993
MediaNews Group, Inc., 0.000%, 06/28/13 (b)(c)(d)                  3,000        3,003
Next Media Operating, Inc., 6.901%, 11/04/12 (b)(d)                1,381        1,376
Next Media Operating, Inc., 7.129%, 11/04/12 (b)(d)                  614          612
Philadelphia Newspapers, 0.000%, 06/29/13 (b)(c)(d)                3,000        2,999
Quebecor Media, Inc., 7.068%, 01/17/13 (b)(d)                      2,993        2,993
San Juan Cable LLC, 7.270%, 10/31/12 (b)(d)                          995          993
San Juan Cable LLC, 10.770%, 10/31/13 (b)(d)                       1,000        1,008
Time Warner Telecom, Inc., 7.824%, 11/30/10 (b)(d)                 1,990        1,999
WideOpenWest Holdings, LLC, 7.402%, 05/01/13 (b)(d)                4,000        3,999
                                                                           ----------
                                                                               33,342
                                                                           ----------
MINING (0.9%)
Longyear Holdings, Inc., 8.500%, 07/28/12 (b)(d)                   2,992        3,000
                                                                           ----------
MISCELLANEOUS MANUFACTURER (3.7%)
Activant Solutions Holdings Inc., 7.188%, 05/01/13 (b)(d)          2,993        2,966
Bombardier, Inc., 0.000%, 06/28/13 (b)(c)(d)                       4,000        4,003
Covalence Specialty Materials Corp.,                               2,000        1,985
7.313%, 02/07/13 (b)(d)
Nutro Products, Inc., 7.265%, 04/14/13 (b)(d)                      1,000          999

Universal City Development, 0.000%, 06/09/11 (b)(c)(d)             1,960        1,963
                                                                           ----------
                                                                               11,916
                                                                           ----------
OIL & GAS (3.7%)
Cheniere Energy, Inc., 8.249%, 08/30/12 (b)(d)                     3,972        3,994
CITGO Petroleum Corp., 6.748%, 11/15/12 (b)(d)                     1,995        1,988
Dynegy, 6.970%, 05/31/13 (b)(d)                                    1,000          999
Niska Gas Storage, 8.750%, 05/01/11 (b)(d)                           242          242
Niska Gas Storage, 0.750%, 05/01/13 (b)(d)                           170          169
Niska Gas Storage, 7.033%, 05/01/13 (b)(d)                         1,588        1,586
Petroleum Geo-Services ASA, 7.480%, 12/16/12 (b)(d)                2,987        2,994
                                                                           ----------
                                                                               11,972
                                                                           ----------
PHARMACEUTICALS (0.8%)
Angiotech Pharmaceuticals, Inc., 6.999%, 04/01/13 (b)(d)           2,779        2,745
                                                                           ----------
PIPELINES (3.2%)
EL Paso Corp., 8.125%, 11/23/09 (b)(d)                             3,248        3,264
MarkWest Energy Partners LP, 7.457%, 12/29/10 (b)(d)               2,993        2,985
Targa Resources, Inc., 7.229%, 10/31/12 (b)(d)                       777          784
Targa Resources, Inc., 7.330%, 10/31/12 (b)(d)                     3,211        3,211
                                                                           ----------
                                                                               10,244
                                                                           ----------
REAL ESTATE (0.6%)
Mattamy Group, 7.477%, 04/11/13 (b)(d)                             2,000        2,000
                                                                           ----------
REITS (0.6%)
Trizec Properties, Inc., 6.650%, 03/31/07 (b)(d)                   2,000        1,997
                                                                           ----------
RETAIL (4.5%)
Capital Automotive LP, 6.860%, 12/16/10 (b)(d)                     2,708        2,702
Domino's Pizza, Inc., 0.000%, 06/25/10 (b)(c)(d)                   2,000        2,000
Neiman Marcus Group, Inc. (The), 7.770%, 04/06/13 (b)(d)           4,000        4,022
Quiznos Master LLC (The), 7.750%, 05/05/13 (b)(d)                  3,000        2,991
Sports Authority, Inc. (The), 7.749%, 04/06/13 (b)(d)              3,000        2,989
                                                                           ----------
                                                                               14,704
                                                                           ----------
SEMICONDUCTORS (2.0%)
ON Semiconductor Corp., 7.750%, 12/15/11 (b)(d)                    3,483        3,486
Sensata Technologies, Inc., 6.860%, 04/15/13 (b)(d)                3,000        2,981
                                                                           ----------
                                                                                6,467
                                                                           ----------

SOFTWARE (0.9%)
SERENA Software, Inc., 7.410%, 02/28/13 (b)(d)                     2,813        2,812
                                                                           ----------
TELECOMMUNICATIONS (9.5%)
Cequel Communications LLC, 7.379%, 10/01/13 (b)(d)                 4,000        3,975
Charter Communications, Inc., 7.755%, 03/21/13 (b)(d)              4,000        4,003
Consolidated Communications, Inc.,                                 4,000        4,002
7.165%, 11/30/11 (b)(d)
Crown Castle International Corp.,                                  3,000        3,013
0.000%, 06/01/14 (b)(c)(d)
Level 3 Communications, Inc., 0.000%, 12/01/11 (b)(c)(d)           3,000        3,075
Nortel Networks Corp., 0.000%, 05/17/07 (b)(c)(d)                  3,000        2,993
Qwest Corp., 10.002%, 06/30/07 (b)(d)                              4,000        4,056
Sorenson Communications, Inc., 7.830%, 11/15/12 (b)(d)             3,891        3,908
Windstream Corp., 0.000%, 07/13/13 (b)(c)(d)                       2,000        2,000
                                                                           ----------
                                                                               31,025
                                                                           ----------
TOTAL BANK LOANS (COST $289,559)                                              287,109
                                                                           ----------
CORPORATE BONDS (7.9%)
AUTO PARTS & EQUIPMENT (1.2%)
Autonation, Inc., 7.045%, 04/15/13,
Callable 04/15/08 @ 103.00 (b)(d)                                  4,000        3,980
                                                                           ----------
CHEMICALS (0.6%)
Ineos Group Holdings PLC, 8.500%,
02/15/16, Callable 02/15/11 @ 104.25 (d)                           2,000        1,873
                                                                           ----------
COMMERCIAL SERVICES (0.0%)
Avis Budget Car Rental, Inc., 7.576%,
05/15/14, Callable 05/15/08 @ 103 (b)(d)                             100          100
                                                                           ----------
ELECTRIC (1.3%)
Reliant Energy, Inc., 9.250%, 07/15/10,
Callable 07/15/07 @ 104.62                                         4,000        3,999
                                                                           ----------
HEALTHCARE - PRODUCTS (0.3%)
Universal Hospital Services, Inc.,
10.125%, 11/01/11, Callable 11/01/07 @ 105.06                      1,000        1,040
                                                                           ----------
INSURANCE (0.8%)
Fairfax Financial Holdings Ltd., 7.750%, 04/26/12                  3,000        2,610
                                                                           ----------
MEDIA (3.0%)
Compagnie Susquehanna, 9.875%,                                     5,000        4,649
05/15/14, Callable 05/15/10 @ 104.94 (d)
LIN Television Corp., Ser B, 6.500%,                               2,000        1,825
05/15/13, Callable 05/15/08 @ 103.25
Sinclair Broadcast Group, Inc., 8.000%,
03/15/12, Callable 03/15/07 @ 104                                  3,000        3,045
                                                                           ----------
                                                                                9,519
                                                                           ----------

OIL & GAS (0.7%)
Forest Oil Corp., 8.000%, 12/15/11                                 2,335        2,388
                                                                           ----------
TELECOMMUNICATIONS (0.0%)
Intelsat Subsidiary Holding Co. Ltd.,
9.614%, 01/15/12, Callable 08/18/06 @ 101 (b)                         50           51
                                                                           ----------
TOTAL CORPORATE BONDS (COST $26,595)                                           25,560
                                                                           ----------
REPURCHASE AGREEMENTS (16.4%)
ABN AMRO Bank N.V., 5.155%,                                       22,147       22,147
dated 06/30/06, to be repurchased on
07/03/06, repurchase price $22,156,093
(collateralized by U.S. Treasury
Obligations; 2.000% - 3.875%, 01/15/14 -
04/15/29; total market value $22,590,497)
Lehman Brothers, Inc., 5.105%, dated
06/30/06, to be repurchased on 07/03/06,
repurchase price $31,290,231
(collateralized by U.S. Government
Agencies; DN, 06/01/36; total market
value $31,905,251)                                                31,277       31,277
                                                                           ----------
TOTAL REPURCHASE AGREEMENTS (COST $53,424)                                     53,424
                                                                           ----------
TOTAL INVESTMENTS (COST $369,578) (a) - 112.6%                                366,093
LIABILITIES IN EXCESS OF OTHER ASSETS - (12.6)%                               (40,909)
                                                                           ----------
NET ASSETS - 100.0%                                                        $  325,184
                                                                           ==========

----------
(a) Cost for federal income tax purposes is $369,587 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation .................   $   114
Unrealized Depreciation .................    (3,608)
                                            -------
Unrealized Appreciation (Depreciation) ..   $(3,494)
                                            =======

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

(c) This security has not settled as of June 30, 2006 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

DN   - Discount Note
LLC  - Limited Liability Corporation
LP   - Limited Partnership
PLC  - Public Limited Company
REIT - Real Estate Investment Trust

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
SEIX HIGH YIELD FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES OR
                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
BANK LOANS (4.7%)
CHEMICALS (0.7%)
Celanese AG, 7.498%, 06/01/10 (b)(d)                        $      2,976   $    2,982
Huntsman International LLC, 7.044%,                                1,952        1,942
08/16/12 (b)(d)
Ineos Group Holdings PLC, 0.000%,                                  1,500        1,512
12/14/13 (b)(d)(h)
Ineos Group Holdings PLC, 0.000%,
12/14/14 (b)(d)(h)                                                 1,500        1,523
                                                                           ----------
                                                                                7,959
                                                                           ----------
COMMERCIAL SERVICES (0.6%)
Eastman Kodak Co., 7.458%, 10/18/12 (b)(d)                         1,995        1,989
Hertz Corp. (The), 7.351%, 12/21/12 (b)(d)                         2,730        2,733
Hertz Corp. (The), 7.574%, 12/21/12 (b)(d)                           257          257
Quintiles Transnational Corp., 7.500%,                               998          995
03/21/13 (b)(d)
United Rental North America, Inc.,                                   336          337
6.471%, 02/14/11 (b)(d)
United Rental North America, Inc.,
7.350%, 02/14/11 (b)(d)                                            1,902        1,905
                                                                           ----------
                                                                                8,216
                                                                           ----------
COMPUTERS (0.2%)
SunGard Data Systems, Inc., 7.660%, 02/11/13 (b)(d)                1,990        1,995
                                                                           ----------
DIVERSIFIED FINANCIAL SERVICES (0.1%)
Nasdaq Stock Market, Inc. (The),                                     633          632
6.975%, 04/18/12 (b)(d)
Nasdaq Stock Market, Inc. (The),
6.982%, 04/18/12 (b)(d)                                              366          366
                                                                           ----------
                                                                                  998
                                                                           ----------
ELECTRIC (0.2%)
NRG Energy, Inc., 7.231%, 02/01/13 (b)(d)                          1,995        1,998
                                                                           ----------
ENERGY (0.1%)
Plum Point Associates LLC, 8.624%, 02/21/14 (b)(d)                   194          196
Plum Point Associates LLC, 8.749%, 02/21/14 (b)(d)                   716          719
                                                                           ----------
                                                                                  915
                                                                           ----------
ENTERTAINMENT (0.1%)
Venetian Casino Resort LLC, 7.250%, 06/15/11 (b)(d)                1,000        1,001
                                                                           ----------

ENVIRONMENT CONTROL (0.2%)
Allied Waste North America, Inc.,
6.579%, 01/15/12 (b)(d)                                              559          557
Allied Waste North America, Inc.,
6.759%, 01/15/12 (b)(d)                                            1,441        1,433
                                                                           ----------
                                                                                1,990
                                                                           ----------
FOREST PRODUCTS & PAPER (0.2%)
Georgia-Pacific Corp., 7.630%, 01/27/11 (b)(d)                       975          974
Georgia-Pacific Corp., 8.300%, 12/20/13 (b)(d)                     1,000        1,007
                                                                           ----------
                                                                                1,981
                                                                           ----------
LODGING (0.3%)
Boyd Gaming Corp., 6.999%, 06/19/11 (b)(d)                         1,990        1,990
Metro-Goldwyn-Mayer, Inc., 7.749%, 04/08/11 (b)(d)                   976          978
MGM Mirage, Inc., 6.284%, 04/25/10 (b)(d)                          1,000          994
                                                                           ----------
                                                                                3,962
                                                                           ----------
MEDIA (0.7%)
Cablevision Systems Corp., 6.886%,                                 1,995        1,984
03/21/12 (b)(d)
Dex Media West LLC, 6.771%, 12/30/10 (b)(d)                          979          973
Entravision Communications Corp.,                                    997          994
6.490%, 03/29/13 (b)(d)
Gray Television, Inc., 6.490%, 11/22/12 (b)(d)                     1,990        1,985
Quebecor Media, Inc., 7.068%, 01/17/13 (b)(d)                        998          998
San Juan Cable LLC, 7.270%, 10/31/12 (b)(d)                          995          993
Time Warner Telecom, Inc., 7.824%, 11/30/10 (b)(d)                 1,990        1,999
                                                                           ----------
                                                                                9,926
                                                                           ----------
OIL & GAS (0.3%)
Cheniere Energy, Inc., 8.249%, 08/30/12 (b)(d)                       995        1,000
Petroleum Geo-Services ASA, 7.480%, 12/16/12 (b)(d)                1,990        1,994
                                                                           ----------
                                                                                2,994
                                                                           ----------
PIPELINES (0.2%)
EL Paso Corp., 8.125%, 11/23/09 (b)(d)                               788          791
MarkWest Energy Partners LP, 7.457%, 12/29/10 (b)(d)                 998          995
                                                                           ----------
                                                                                1,786
                                                                           ----------
RETAIL (0.2%)
Neiman Marcus Group, Inc. (The),
7.770%, 04/06/13 (b)(d)                                            2,000        2,011
                                                                           ----------
TELECOMMUNICATIONS (0.6%)
Consolidated Communications, Inc.,                                 2,000        2,001
7.165%, 11/30/11 (b)(d)
Qwest Corp., 10.002%, 06/30/07 (b)(d)                              4,000        4,058

Sorenson Communications, Inc., 7.830%, 11/15/12 (b)(d)             1,926        1,934
                                                                           ----------
                                                                                7,993
                                                                           ----------
TOTAL BANK LOANS (COST $56,411)                                                55,725
                                                                           ----------
CORPORATE BONDS (91.4%)
ADVERTISING (0.7%)
Affinion Group, Inc., 10.125%,                                     2,887        2,901
10/15/13, Callable 10/15/09 @ 105.06 (d)
R.H. Donnelley Corp., 10.875%,                                     4,393        4,821
12/15/12, Callable 12/15/07 @ 105.44
R.H. Donnelley Corp., 10.875%,
12/15/12, Callable 12/15/07 @ 105.44 (d)                             918        1,008
                                                                           ----------
                                                                                8,730
                                                                           ----------
AEROSPACE/DEFENSE (1.0%)
Alliant Techsystems, Inc., 6.750%,                                 3,925        3,778
04/01/16, Callable 04/01/11 @ 103.38
L-3 Communications Corp., 7.625%,
06/15/12, Callable 06/15/07 @ 103.81                               7,433        7,544
                                                                           ----------
                                                                               11,322
                                                                           ----------
AUTO PARTS & EQUIPMENT (1.2%)
Autonation, Inc., 7.045%, 04/15/13,                                3,740        3,721
Callable 04/15/08 @ 103 (b)(d)(e)
Goodyear Tire & Rubber Co. (The),                                    650          731
13.070%, 03/01/11, Callable 03/01/08 @ 104 (b)
Goodyear Tire & Rubber Co. (The),
9.000%, 07/01/15, Callable 07/01/10 @ 104.50 (e)                  10,805       10,319
                                                                           ----------
                                                                               14,771
                                                                           ----------
BEVERAGES (0.4%)
Constellation Brands, Inc., 8.625%, 08/01/06                       4,340        4,345
                                                                           ----------
BUILDING MATERIALS (0.4%)
U.S. Concrete, Inc., 8.375%, 04/01/14,                             2,450        2,474
Callable 04/01/09 @ 104.19
U.S. Concrete, Inc., 8.375%, 04/01/14,
Callable 04/01/09 @ 104.19 (d)                                     2,065        2,086
                                                                           ----------
                                                                                4,560
                                                                           ----------
CHEMICALS (3.5%)
ARCO Chemical Co., 10.250%, 11/01/10                               4,455        4,901
Equistar Chemical Funding Corp., 10.125%, 09/01/08                 1,645        1,731
Equistar Chemicals LP, 10.625%,                                    2,660        2,856
05/01/11, Callable 05/01/07 @ 105.31
FMC Corp., Ser A, 7.000%, 05/15/08                                 1,057        1,075
Huntsman International LLC, 9.875%, 03/01/09                         975        1,014
Huntsman International LLC, 11.625%,                               5,985        6,613
10/15/10, Callable 10/15/07 @ 105.81
Huntsman International LLC, 11.500%,                               1,230        1,375
07/15/12, Callable 07/15/08 @ 105.75
IMC Global, Inc., 10.875%, 08/01/13,                               1,550        1,724

Callable 08/01/08 @ 105.44
Ineos Group Holdings PLC, 8.500%,                                  8,550        8,006
02/15/16, Callable 02/15/11 @ 104.25 (d)
Lyondell Chemical Co., Ser A, 9.625%, 05/01/07                     7,480        7,592
Rockwood Specialties Group, Inc.,                                  2,679        2,863
10.625%, 05/15/11, Callable 05/15/07 @ 105.31
Rockwood Specialties Group, Inc.,
7.500%, 11/15/14, Callable 11/15/09 @ 103.75 (e)                   2,000        1,960
                                                                           ----------
                                                                               41,710
                                                                           ----------
COMMERCIAL SERVICES (3.3%)
Alderwoods Group, Inc., 7.750%,                                    2,050        2,163
09/15/12, Callable 09/15/08 @ 103.88
Ashtead Holdings PLC, 8.625%,                                      4,055        4,096
08/01/15, Callable 08/01/10 @ 104.31 (d)
Avis Budget Car Rental, Inc., 7.576%,                              5,215        5,202
05/15/14, Callable 05/15/08 @ 103 (b)(d)
Avis Budget Car Rental, Inc., 7.625%,                              3,275        3,177
05/15/14, Callable 05/15/10 @ 103.81 (d)
Avis Budget Car Rental, Inc., 7.750%,                              6,205        5,972
05/15/16, Callable 05/15/11 @ 103.88 (d)
Corrections Corp. of America, 7.500%,                              7,735        7,792
05/01/11, Callable 05/01/07 @ 103.75
Hanover Compressor Co., 7.500%,                                    1,225        1,201
04/15/13, Callable 04/15/10 @ 103.75 (e)
Hertz Corp. (The), 8.875%, 01/01/14,                               7,410        7,595
Callable 01/01/10 @ 104.44 (d)(e)
Hertz Corp. (The), 10.500%, 01/01/16,
Callable 01/01/11 @ 105.25 (d)(e)                                  2,285        2,422
                                                                           ----------
                                                                               39,620
                                                                           ----------
COMPUTERS (0.7%)
Seagate Technology HDD Holdings,                                   3,684        3,777
8.000%, 05/15/09, Callable 05/15/07 @ 102
SunGard Data Systems, Inc., 9.125%,                                2,490        2,583
08/15/13, Callable 08/15/09 @ 104.56 (d)(e)
SunGard Data Systems, Inc., 9.431%,
08/15/13, Callable 08/15/07 @ 103 (b)(d)                           1,865        1,951
                                                                           ----------
                                                                                8,311
                                                                           ----------
DIVERSIFIED FINANCIAL SERVICES (4.7%)
BCP Crystal US Holdings Corp.,                                     3,410        3,700
9.625%, 06/15/14, Callable 06/15/09 @ 104.81
Galaxy Entertainment Finance Co. Ltd.,                             1,375        1,439
10.420%, 12/15/10, Callable 12/15/08 @ 101.50 (b)(d)(e)
Galaxy Entertainment Finance Co. Ltd.,                             3,340        3,474
9.875%, 12/15/12, Callable 12/15/09 @ 104.94 (d)

General Motors Acceptance Corp.,                                   1,850        1,772
5.125%, 05/09/08
General Motors Acceptance Corp.,                                   7,590        7,276
5.850%, 01/14/09
General Motors Acceptance Corp.,                                   8,070        7,700
6.875%, 09/15/11
General Motors Acceptance Corp.,                                  11,775       10,936
6.750%, 12/01/14 (e)
Hughes Network Systems, LLC,                                       1,320        1,294
9.500%, 04/15/14, Callable 04/15/10 @ 104.75 (d)
Rainbow National Services LLC,                                     6,838        7,180
8.750%, 09/01/12, Callable 09/01/08 @ 104.38 (d)
Rainbow National Services LLC,                                     2,705        2,996
10.375%, 09/01/14, Callable 09/01/09 @ 105.19 (d)
Residential Capital Corp., 6.375%, 06/30/10                        8,080        7,969
                                                                           ----------
                                                                               55,736
                                                                           ----------
DIVERSIFIED OPERATIONS (0.8%)
Leucadia National Corp., 7.000%,                                   4,190        4,064
08/15/13
Nell AF SARL, 8.375%, 08/15/15,
Callable 08/15/10 @ 104.19 (d)(e)                                  5,130        4,932
                                                                           ----------
                                                                                8,996
                                                                           ----------
ELECTRIC (10.6%)
AES Corp. (The), 8.750%, 05/15/13,                                 3,497        3,742
Callable 05/15/08 @ 104.38 (d)
Allegheny Energy Supply Co. LLC,                                   7,545        8,017
8.250%, 04/15/12 (d)
Aquila, Inc., 9.950%, 02/01/11 (e)                                 4,740        5,335
Aquila, Inc., 14.875%, 07/01/12 (e)                                1,625        2,149
FPL Energy National Wind, 6.125%,                                  2,261        2,189
03/25/19 (d)
FPL Energy Wind Funding LLC,                                       2,891        2,887
6.876%, 06/27/17 (d)
General Cable Corp., 9.500%, 11/15/10,                             4,408        4,672
Callable 11/15/07 @ 104.75 (e)
Inergy LP/Inergy Finance, 8.250%,                                  2,295        2,318
03/01/16, Callable 03/01/11 @ 104.13
Legrand Holding SA, 8.500%,                                          550          628
02/15/25
Midwest Generation LLC, 8.750%,                                      686          727
05/01/34, Callable 05/01/09 @ 104.38
Midwest Generation LLC, Ser A,                                     3,350        3,400
8.300%, 07/02/09
Midwest Generation LLC, Ser B,                                     9,701       10,186
8.560%, 01/02/16
Mirant Americas Generation LLC,                                    9,305        9,189
8.300%, 05/01/11 (d)(e)
Mirant North America LLC, 7.375%,                                  1,125        1,086
12/31/13, Callable 12/31/09 @ 103.69
MSW Energy Holdings LLC, 8.500%,                                   4,450        4,584
09/01/10, Callable 09/01/07 @ 104.25
MSW Energy Holdings LLC, Ser B,                                    6,341        6,341

7.375%, 09/01/10, Callable 09/01/07 @ 103.69
Nevada Power Co., Ser A, 8.250%,                                   7,115        7,605
06/01/11
NRG Energy, Inc., 7.375%, 02/01/16,                                9,665        9,423
Callable 02/01/11 @ 103.69
PSEG Energy Holdings LLC, 8.625%,                                 12,420       12,730
02/15/08
PSEG Energy Holdings LLC, 10.000%,                                   946        1,022
10/01/09
Reliant Energy, Inc., 9.250%, 07/15/10,                            5,606        5,606
Callable 07/15/07 @ 104.62
Reliant Energy, Inc., 9.500%, 07/15/13,                            5,720        5,749
Callable 07/15/08 @ 104.75
Sierra Pacific Power Co., Ser A,                                     250          257
8.000%, 06/01/08
Sierra Pacific Resources, 7.803%,                                  2,089        2,118
06/15/12, Callable 06/15/09 @ 103.90
Sithe/Independence Funding Corp., Ser                              1,091        1,100
A, 8.500%, 06/30/07
Sithe/Independence Funding Corp., Ser                              6,300        6,798
A, 9.000%, 12/30/13
TECO Energy, Inc., 7.149%, 05/01/10,                               2,310        2,362
Callable 05/01/07 @ 102 (b)
TECO Energy, Inc., 7.200%, 05/01/11                                  605          609
Tenaska Alabama Partners LP, 7.000%, 06/30/21 (d)                  3,547        3,457
                                                                           ----------
                                                                              126,286
                                                                           ----------
ELECTRONICS (0.5%)
Fisher Scientific Instrument, Inc.,                                3,555        3,426
6.125%, 07/01/15
Fisher Scientific International, Inc.,
6.750%, 08/15/14, Callable 08/15/09 @ 103.38                       2,440        2,431
                                                                           ----------
                                                                                5,857
                                                                           ----------
ENERGY - ALTERNATIVE SERVICES (0.2%)
Salton Sea Funding Corp., Ser C,                                   1,265        1,297
7.840%, 05/30/10
Salton Sea Funding Corp., Ser F, 7.475%, 11/30/18                  1,095        1,135
                                                                           ----------
                                                                                2,432
                                                                           ----------
ENTERTAINMENT (1.6%)
Capitol Records, Inc., 8.375%, 08/15/09 (d)                        6,908        7,228
Isle of Capri Casinos, Inc., 9.000%,                               2,705        2,823
03/15/12, Callable 03/15/07 @ 104.50
Mohegan Tribal Gaming Authority,                                     204          192
6.125%, 02/15/13, Callable 02/15/09 @ 103.06
Pokagon Gaming Authority, 10.375%,                                 1,265        1,308
06/15/14, Callable 06/15/10 @ 105.19 (d)
Warner Music Group Corp., 7.375%,                                  6,572        6,375
04/15/14, Callable 04/15/09 @ 103.69
WMG Holdings Corp., 10.054%,
12/15/14, Callable 12/15/09 @ 104.75 (c)(g)                        2,063        1,485
                                                                           ----------
                                                                               19,411
                                                                           ----------

ENVIRONMENT CONTROL (0.7%)
Allied Waste North America, Inc.,                                    975          936
6.375%, 04/15/11
Allied Waste North America, Inc.,                                  3,780        3,563
7.125%, 05/15/16, Callable 05/15/11 @ 103.56 (d)(e)
Allied Waste North America, Inc., Ser                              1,055        1,092
B, 8.500%, 12/01/08 (e)
Casella Waste Systems, Inc., 9.750%,
02/01/13, Callable 02/01/08 @ 104.88                               2,825        2,966
                                                                           ----------
                                                                                8,557
                                                                           ----------
FOOD (2.9%)
Chiquita Brands International, Inc.,                               2,985        2,642
8.875%, 12/01/15, Callable 06/01/10 @ 104.44 (e)
Dean Foods Co., 8.150%, 08/01/07                                   8,277        8,359
Del Monte Corp., 8.625%, 12/15/12,                                 1,877        1,933
Callable 12/15/07 @ 104.31
Delhaize America, Inc., 8.125%,                                    3,990        4,196
04/15/11
Delhaize America, Inc., 9.000%,                                    2,560        2,807
04/15/31
Pinnacle Foods Holding Corp., 8.250%,                              4,870        4,785
12/01/13, Callable 12/01/08 @ 104.12
Smithfield Foods, Inc., Ser B, 8.000%,                             3,370        3,404
10/15/09
Stater Brothers Holdings, Inc., 8.125%,                            4,280        4,227
06/15/12, Callable 06/15/08 @ 104.06 (e)
Swift & Co., 10.125%, 10/01/09,
Callable 10/01/06 @ 105.06                                         2,500        2,544
                                                                           ----------
                                                                               34,897
                                                                           ----------
FOREST PRODUCTS & PAPER (0.9%)
Boise Cascade LLC, 7.943%, 10/15/12,                               1,045        1,040
Callable 08/21/12 @ 102 (b)
Boise Cascade LLC, 7.125%, 10/15/14,                                 425          376
Callable 10/15/09 @ 103.56
Georgia-Pacific Corp., 8.125%, 05/15/11                            4,039        4,019
Georgia-Pacific Corp., 9.500%, 12/01/11                            4,899        5,119
                                                                           ----------
                                                                               10,554
                                                                           ----------
GAS (0.4%)
Colorado Interstate Gas Co., 5.950%, 03/15/15                      1,595        1,450
Colorado Interstate Gas Co., 6.800%, 11/15/15                      3,890        3,749
                                                                           ----------
                                                                                5,199
                                                                           ----------
HEALTHCARE - SERVICES (2.6%)
Coventry Health Care, Inc., 8.125%,                                5,478        5,663
02/15/12, Callable 02/15/07 @ 104.06
Coventry Health Care, Inc., 6.125%,                                1,115        1,060
01/15/15
HCA, Inc., 5.500%, 12/01/09                                        5,555        5,353
HCA, Inc., 7.875%, 02/01/11                                        3,635        3,713
HCA, Inc., 7.500%, 11/15/95                                        6,001        4,973
Tenet Healthcare Corp, 9.500%,                                     3,445        3,385
02/01/15 (d)(e)

Tenet Healthcare Corp., 9.875%, 07/01/14                           1,000        1,000
Triad Hospitals, Inc., 7.000%, 05/15/12,                           4,190        4,169
Callable 05/15/08 @ 103.50
US Oncology, Inc, 9.000%, 08/15/12,
Callable 08/15/08 @ 104.50                                         1,555        1,617
                                                                           ----------
                                                                               30,933
                                                                           ----------
HOLDING COMPANIES-DIVERSIFIED (0.0%)
Leucadia National Corp., 8.650%,                                     135          137
01/15/27, Callable 01/15/07 @ 104.28

INSURANCE (1.1%)
AFC Capital Trust I, Ser B, 8.207%, 02/03/27                       4,852        4,855
Crum & Forster Holdings Corp.,                                       880          895
10.375%, 06/15/13, Callable 06/15/08 @ 105.19 (e)
Fairfax Financial Holdings Ltd.,                                   1,600        1,392
7.750%, 04/26/12 (e)
Fairfax Financial Holdings Ltd.,                                   1,655        1,374
7.375%, 04/15/18 (e)
Markel Capital Trust I, Ser B, 8.710%,                             4,025        4,172
01/01/46, Callable 01/01/07 @ 104.36
Markel Corp., 7.350%, 08/15/34                                     1,010          987
                                                                           ----------
                                                                               13,675
                                                                           ----------
LEISURE TIME (0.4%)
Royal Caribbean Cruises Ltd., 8.750%, 02/02/11                     2,135        2,295
Royal Caribbean Cruises Ltd., 6.875%, 12/01/13                     2,090        2,048
                                                                           ----------
                                                                                4,343
                                                                           ----------
LODGING (6.0%)
Aztar Corp., 9.000%, 08/15/11, Callable                            1,410        1,477
08/15/06 @ 104.50
Boyd Gaming Corp., 8.750%, 04/15/12,                               3,815        3,996
Callable 04/15/07 @ 104.38
Boyd Gaming Corp., 7.750%, 12/15/12,                               3,560        3,591
Callable 12/15/07 @ 103.88 (e)
Caesars Entertainment, Inc., 8.125%, 05/15/11                      2,391        2,520
Chumash Casino & Resort Enterprise,                                3,073        3,207
9.000%, 07/15/10, Callable 07/15/06 @ 104.50 (d)
Gaylord Entertainment Co., 8.000%,                                 1,530        1,528
11/15/13, Callable 11/15/08 @ 104
Harrah's Operating Co., Inc., 6.500%, 06/01/16                    17,600       17,149
Hilton Hotels Corp., 8.250%, 02/15/11                              4,165        4,366
Mandalay Resort Group, Ser B,                                     10,956       11,353
10.250%, 08/01/07
MGM Mirage, Inc., 9.750%, 06/01/07                                 1,430        1,469
MGM Mirage, Inc., 8.500%, 09/15/10                                16,715       17,363
San Pasqual Casino, 8.000%, 09/15/13,                              1,505        1,501
Callable 09/15/09 @ 104 (d)
Wynn Las Vegas LLC, 6.625%,
12/01/14, Callable 12/01/09 @ 103.31                               1,430        1,348
                                                                           ----------
                                                                               70,868
                                                                           ----------

MACHINERY DIVERSIFIED (0.7%)
Case New Holland, Inc., 9.250%,                                    1,690        1,779
08/01/11, Callable 08/01/07 @ 104.62
Case New Holland, Inc., 7.125%,                                    4,435        4,235
03/01/14, Callable 03/01/10 @ 103.56 (d)
Chart Industries, Inc., 9.125%,
10/15/15, Callable 10/15/10 @ 104.56 (d)                           2,700        2,754
                                                                           ----------
                                                                                8,768
                                                                           ----------
MEDIA (11.9%)
AT&T Broadband, 8.375%, 03/15/13                                   1,867        2,074
Block Communications, Inc., 8.250%,                                3,545        3,403
12/15/15, Callable 12/15/10 @ 104.13 (d)
CanWest Media, Inc., 8.000%,                                       3,922        3,883
09/15/12, Callable 09/15/11 @ 100
CBS Corp., 7.875%, 07/30/30                                        1,630        1,711
CSC Holdings, Inc., Ser B, 8.125%, 07/15/09                        5,070        5,159
CSC Holdings, Inc., Ser B, 8.125%, 08/15/09                        2,025        2,060
Dex Media East Finance Co., 9.875%,                                1,270        1,343
11/15/09, Callable 11/15/06 @ 104.94
Dex Media East Finance Co., 12.125%,                               3,970        4,456
11/15/12, Callable 11/15/07 @ 106.06
Dex Media West Finance, Ser B,                                     6,200        6,719
9.875%, 08/15/13, Callable 08/15/08 @ 104.94
Dex Media, Inc., 8.502%, 11/15/13,                                   610          514
Callable 11/15/08 @ 104.50 (c)(g)
DirecTV Holdings LLC, 8.375%,                                     17,130       17,943
03/15/13, Callable 03/15/08 @ 104.19
EchoStar DBS Corp., 6.375%, 10/01/11                               2,565        2,456
EchoStar DBS Corp., 7.125%,                                       23,020       22,156
02/01/16, Callable 10/01/06 @ 100 (d)(e)
Gray Television, Inc., 9.250%,                                     5,662        5,888
12/15/11, Callable 12/15/06 @ 104.62
Kabel Deutschland Gmbh, 10.625%,                                   9,540       10,065
07/01/14, Callable 07/01/09 @ 105.31 (d)
Liberty Media Corp., 8.250%, 02/01/30                              4,450        4,259
LIN Television Corp., 6.500%,                                      4,600        4,198
05/15/13, Callable 05/15/12 @ 103.25
LIN Television Corp., Ser B, 6.500%,                               2,305        2,103
05/15/13, Callable 05/15/08 @ 103.25
Mediacom Broadband LLC, 8.500%,                                    3,630        3,485
10/15/15, Callable 10/15/10 @ 104.25
Mediacom LLC, 9.500%, 01/15/13,                                    1,900        1,891
Callable 08/14/06 @ 104.75
Morris Publishing Group LLC, 7.000%,                               1,010          960
08/01/13, Callable 08/01/08 @ 103.50
Quebecor Media, Inc., 7.750%,                                      3,525        3,455
03/15/16, Callable 03/15/11 @ 103.88 (d)(e)
Quebecor World Capital Corp., 8.750%,                              2,020        1,843
03/15/16, Callable 03/15/11 @ 104.38 (d)

Radio One, Inc., Ser B, 8.875%,                                    2,900        3,005
07/01/11, Callable 07/01/06 @ 104.44
Rogers Cable, Inc., 7.875%, 05/01/12                               3,761        3,846
Rogers Cable, Inc., 6.250%, 06/15/13                                 270          253
Rogers Cable, Inc., 8.750%, 05/01/32                                 920          991
Sinclair Broadcast Group, Inc., 8.750%,                            4,974        5,198
12/15/11, Callable 12/15/06 @ 104.38
Sinclair Broadcast Group, Inc., 8.000%,                            6,170        6,263
03/15/12, Callable 03/15/07 @ 104
Viacom Inc., 6.250%, 04/30/16 (d)                                 10,440       10,134
                                                                           ----------
                                                                              141,714
                                                                           ----------
MISCELLANEOUS MANUFACTURER (0.4%)
Koppers, Inc., 9.875%, 10/15/13,                                   2,201        2,361
Callable 10/15/08 @ 104.94
Samsonite Corp., 8.875%, 06/01/11,
Callable 06/01/08 @ 104.44                                         2,385        2,474
                                                                           ----------
                                                                                4,835
                                                                           ----------
OFFICE / BUSINESS EQUIPMENT (1.4%)
Xerox Capital Trust I, 8.000%,                                     1,450        1,455
02/01/27, Callable 02/01/07 @ 102.45 (e)
Xerox Corp., 9.750%, 01/15/09                                     14,129       15,084
Xerox Corp., 6.875%, 08/15/11                                        415          412
                                                                           ----------
                                                                               16,951
                                                                           ----------
OIL & GAS (8.0%)
Chesapeake Energy Corp., 7.500%,                                  11,732       11,761
09/15/13, Callable 09/15/08 @ 103.75
Chesapeake Energy Corp., 7.500%,                                   7,384        7,366
06/15/14, Callable 06/15/09 @ 103.75
Chesapeake Energy Corp., 7.750%,                                   2,770        2,777
01/15/15, Callable 01/15/08 @ 103.88 (e)
Chesapeake Energy Corp., 6.375%,                                     910          844
06/15/15, Callable 12/15/09 @ 103.19
Chesapeake Energy Corp., 6.875%, 11/15/20                          1,830        1,693
Compagnie Generale de Geophysique                                  1,090        1,065
SA, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75 (d)
Compagnie Gererale de Geophysique                                  1,890        1,847
SA, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75
Compton Petroleum Finance Corp.,                                   4,975        4,751
7.625%, 12/01/13, Callable 12/01/09 @ 103.81
Encore Acquisition Co., 7.250%,                                      525          504
12/01/17, Callable 12/01/10 @ 103.63
Enterprise Products Operating LP,                                  4,415        4,633
7.500%, 02/01/11
Enterprise Products Operating LP, Ser                              7,690        7,280
B, 5.600%, 10/15/14
Enterprise Products Operating LP, Ser                              2,450        2,325
B, 6.650%, 10/15/34
Forest Oil Corp., 8.000%, 06/15/08                                 1,884        1,924
Forest Oil Corp., 8.000%, 12/15/11                                 3,913        4,001
Kerr-McGee Corp., 6.950%, 07/01/24                                 4,195        4,217
Petrohawk Energy Corp., 9.125%,                                    2,825        2,811
07/15/13, Callable 07/15/10 @ 104.56 (d)

Pioneer Natural Resource Co., 5.875%, 07/15/16 (e)                 5,670        5,163
Pioneer Natural Resource Co., 6.875%, 05/01/18                     2,280        2,197
Premcor Refining Group, Inc. (The),                                6,702        7,134
9.250%, 02/01/10, Callable 02/01/07 @ 104.63
Premcor Refining Group, Inc. (The),                                2,737        2,806
6.750%, 02/01/11
Premcor Refining Group, Inc. (The),                                  911          914
6.125%, 05/01/11
Quicksilver Resources, Inc., 7.125%,                               3,255        3,052
04/01/16, Callable 04/01/11 @ 103.56
Tesoro Corp., 6.625%, 11/01/15,                                    4,355        4,126
Callable 11/01/10 @ 103.31 (d)
Western Oil Sands, Inc., 8.375%, 05/01/12                          9,459       10,050
                                                                           ----------
                                                                               95,241
                                                                           ----------
OIL & GAS SERVICES (0.5%)
Hanover Compressor Co., 8.625%,                                    1,795        1,858
12/15/10, Callable 12/15/07 @ 104.31
Hanover Equipment Trust 01, Ser B,
8.750%, 09/01/11, Callable 09/01/06 @ 104.38                       3,571        3,678
                                                                           ----------
                                                                                5,536
                                                                           ----------
PACKAGING & CONTAINERS (1.0%)
Ball Corp., 6.875%, 12/15/12, Callable                             1,075        1,054
12/15/07 @ 103.44
Crown Americas, Inc., 7.625%,                                      3,055        3,002
11/15/13, Callable 11/15/09 @ 103.81 (d)
Crown Cork & Seal Co., Inc., 8.000%,                                 780          720
04/15/23, Callable 04/15/07 @ 102.29 (e)
Owens-Brockway Glass Container, Inc.,                              3,910        4,026
8.875%, 02/15/09, Callable 02/15/07 @ 102.22
Silgan Holdings, Inc., 6.750%,                                     3,000        2,925
11/15/13, Callable 11/15/08 @ 103.38
                                                                           ----------
                                                                               11,727
                                                                           ----------
PIPELINES (3.5%)
Atlas Pipeline Partners LP, 8.125%,                                  775          772
12/15/15, Callable 12/15/10 @ 104.06 (d)
Copano Energy LLC, 8.125%, 03/01/16,                               1,290        1,284
Callable 03/01/11 @ 104.06 (d)
El Paso Natural Gas Co., 8.625%, 01/15/22                          3,800        4,108
El Paso Natural Gas Co., 8.375%, 06/15/32                          3,760        3,999
El Paso Natural Gas Co., Ser A,                                    8,565        8,715
7.625%, 08/01/10, Callable 08/01/07 @ 103.81
Southern Natural Gas Co., 8.000%, 03/01/32                           660          682
Tennessee Gas Pipeline Co., 7.500%, 04/01/17                         645          645

Transcontinental Gas Pipe Line Corp.,                              1,015        1,119
Ser B, 8.875%, 07/15/12
Williams Cos., Inc. (The), 7.125%, 09/01/11 (e)                   12,285       12,286
Williams Cos., Inc. (The), 8.125%, 03/15/12 (e)                    4,710        4,887
Williams Cos., Inc. (The), 7.750%, 06/15/31                          585          576
Williams Cos., Inc. (The), 8.750%, 03/15/32                        2,884        3,136
                                                                           ----------
                                                                               42,209
                                                                           ----------
REAL ESTATE (0.6%)
American Real Estate Partners LP,                                  4,720        4,531
7.125%, 02/15/13, Callable 02/15/09 @ 103.56
CB Richard Ellis Group, Inc., 9.750%,
05/15/10, Callable 05/15/07 @ 104.88                               2,466        2,639
                                                                           ----------
                                                                                7,170
                                                                           ----------
REITS (2.2%)
Host Marriott Corp., Ser G, 9.250%,                                2,898        2,989
10/01/07
Host Marriott Corp., Ser I, 9.500%,                                7,545        7,733
01/15/07
Omega Healthcare Investors, Inc.,                                  4,970        4,696
7.000%, 04/01/14, Callable 04/01/09 @ 103.50
Omega Healthcare Investors, Inc.,                                  2,105        2,005
7.000%, 01/15/16, Callable 01/15/11 @ 103.50
Rouse Co. (The), 3.625%, 03/15/09                                    835          776
Rouse Co. (The), 8.000%, 04/30/09                                  3,725        3,849
Rouse Co. (The), 7.200%, 09/15/12                                  2,400        2,407
Ventas Realty LP, 6.625%, 10/15/14,
Callable 10/15/09 @ 103.31                                         1,505        1,460
                                                                           ----------
                                                                               25,915
                                                                           ----------
RETAIL (1.1%)
J.C. Penney Co., Inc., 8.000%, 03/01/10                            1,065        1,135
J.C. Penney Co., Inc., 9.000%, 08/01/12                            1,245        1,427
Rite Aid Corp., 8.125%, 05/01/10,                                  1,270        1,276
Callable 05/01/07 @ 104.06
Rite Aid Corp., 9.500%, 02/15/11,                                  1,180        1,224
Callable 02/15/07 @ 104.75 (e)
Rite Aid Corp., 7.500%, 01/15/15,                                  6,773        6,502
Callable 01/15/10 @ 103.75 (e)
United Auto Group, Inc., 9.625%,
03/15/12, Callable 03/15/07 @ 104.81 (e)                           1,925        2,012
                                                                           ----------
                                                                               13,576
                                                                           ----------
SEMICONDUCTORS (1.9%)
Advanced Micro Devices, Inc., 7.750%,                              8,209        8,373
11/01/12, Callable 11/01/08 @ 103.88 (e)
Avago Technologies Finance Ltd.,                                   2,110        2,210
10.731%, 06/01/13, Callable 12/01/07 @ 102 (b)(d)(e)

Avago Technologies, Inc., 10.125%,                                 5,100        5,368
12/01/13, Callable 12/01/09 @ 105.06 (d)
Freescale Semiconductor, Inc., 7.818%,                             2,933        2,992
07/15/09, Callable 07/15/06 @ 102 (b)(e)
Freescale Semiconductor, Inc., 6.875%,                             2,685        2,698
07/15/11, Callable 07/15/08 @ 103.44
Freescale Semiconductor, Inc., 7.125%,
07/15/14, Callable 07/15/09 @ 103.56                                 980          990
                                                                           ----------
                                                                               22,631
                                                                           ----------
TELECOMMUNICATIONS (13.3%)
AT&T Corp., 8.000%, 11/15/31                                         970        1,114
Citizens Communications Co., 9.250%,                              17,920       19,263
05/15/11
Citizens Communications Co., 9.000%,                               3,420        3,463
08/15/31
Embarq Corp., 6.738%, 06/01/13 (e)                                 4,455        4,442
Embarq Corp., 7.995%, 06/01/36                                    12,235       12,296
GCI, Inc., 7.250%, 02/15/14, Callable                              4,460        4,304
02/15/09 @ 103.62
Inmarsat Finance II PLC, 7.522%,                                   4,980        4,239
11/15/12, Callable 11/15/08 @ 105.19 (c)(g)
Inmarsat Group Ltd., 7.625%, 06/30/12,                             4,733        4,851
Callable 03/01/08 @ 103.81
Intelsat Subsidiary Holding Co. Ltd.,                             10,360       10,282
8.250%, 01/15/13, Callable 01/15/09 @ 104.13
Intelsat Subsidiary Holding Co. Ltd.,                              1,990        2,010
9.614%, 01/15/12, Callable 08/18/06 @ 101 (b)
National Cable PLC, 8.750%, 04/15/14,                              7,239        7,185
Callable 04/15/09 @ 104.38 (e)
Nordic Telephone Co. Holdings,                                     7,655        7,866
8.875%, 05/01/16, Callable 05/01/11 @ 104.44 (d)(e)
PanAmSat Holdings Corp., 9.000%,                                   4,544        4,612
08/15/14, Callable 08/15/09 @ 104.50
PanAmSat Holdings Corp., 11.019%,                                  2,710        2,003
11/01/14, Callable 11/01/09 @ 105.19 (c)(g)
PanAmSat Holdings Corp., 9.000%,                                   4,690        4,760
06/15/16, Callable 06/15/11 @ 104.50 (d)
Qwest Communications International,                                3,360        3,423
Inc., 8.670%, 02/15/09, Callable 02/15/07 @ 101 (b)
Qwest Communications International,                                2,150        2,086
Inc., 7.250%, 02/15/11, Callable 02/15/08 @ 103.62 (e)
Qwest Corp., 7.875%, 09/01/11                                     11,190       11,330
Qwest Corp., 8.875%, 03/15/12                                        865          913
Qwest Corp., 8.579%, 06/15/13 (b)(e)                               3,000        3,173
Qwest Corp., 7.625%, 06/15/15                                      2,900        2,864
Rogers Wireless, Inc., 8.454%,                                     2,295        2,361
12/15/10, Callable 12/15/06 @ 102 (b)
Rogers Wireless, Inc., 9.625%, 05/01/11                            3,558        3,896

Rogers Wireless, Inc., 7.250%, 12/15/12                            7,435        7,491
Rogers Wireless, Inc., 6.375%, 03/01/14                            7,860        7,487
Rogers Wireless, Inc., 7.500%, 03/15/15 (e)                          600          606
Rogers Wireless, Inc., 9.750%, 06/01/16                            3,770        4,345
U.S. West Communications, 5.625%, 11/15/08                         2,255        2,199
Valor Telecommunications Enterprise                                2,580        2,664
LLC, 7.750%, 02/15/15, Callable
02/15/10 @ 103.88
Windstream Corp., 8.625%, 08/01/16,
Callable 08/01/11 @104.31 (d)                                      8,995        9,197
                                                                           ----------
                                                                              156,725
                                                                           ----------
TRANSPORTATION (0.3%)
CHC Helicopter Corp., 7.375%,
05/01/14, Callable 05/01/09 @ 103.69                               3,657        3,511
                                                                           ----------
TOTAL CORPORATE BONDS (COST $1,116,848)                                     1,087,759
                                                                           ----------
SHORT-TERM INVESTMENT (8.1%)
CSFB Enhanced Liquidity Portfolio (f)                         96,758,149       96,758
                                                                           ----------
TOTAL SHORT-TERM INVESTMENT (COST $96,758)                                     96,758
                                                                           ----------
REPURCHASE AGREEMENT (1.6%)
Lehman Brothers, Inc., 5.105%, dated
06/30/06, to be repurchased on 07/03/06,
repurchase price $18,717,413
(collateralized by U.S. Government
Agencies; DN, 12/01/34; total market
value 19,085,510)                                                 18,709       18,709
                                                                           ----------
TOTAL REPURCHASE AGREEMENT (COST $18,709)                                      18,709
                                                                           ----------
TOTAL INVESTMENTS (COST $1,288,726) (a) - 105.8%                            1,258,951
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.8)%                                (69,253)
                                                                           ----------
NET ASSETS - 100.0%                                                        $1,189,698
                                                                           ==========

----------
(a) Cost for federal income tax purposes is $1,289,086 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):


Unrealized Appreciation .................   $  3,840
Unrealized Depreciation .................    (33,975)
                                            --------
Unrealized Appreciation (Depreciation) ..   $(30,135)
                                            ========

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) This security or a partial position of the security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 in thousands was $93,433.

(f) This security was purchased with cash collateral held from securities lending.

(g)  Step bond

(h) This security has not settled as of June 30, 2006 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

DN   - Discount Note
LLC  - Limited Liability Corporation
LP   - Limited Partnership
PLC  - Public Limited Company
REIT - Real Estate Investment Trust
Ser  - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
SHORT-TERM BOND FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
ASSET BACKED SECURITIES (5.6%)
AUTOMOBILE ABS (4.4%)
Capital Auto Receivables Asset Trust,                       $      3,315   $    3,284
Ser 2006-1, Cl A3, 5.030%, 10/15/09
Capital One Prime Auto Receivable                                  4,260        4,209
Trust, Ser 2005-1, Cl A3, 4.320%,
08/15/09 (b)
Honda Auto Receivables Owner Trust,                                2,520        2,494
Ser 2005-6, Cl A3, 4.850%, 10/19/09
Nissan Auto Receivables Owner Trust,                               1,386        1,358
Ser 2003-B, Cl A4, 2.050%, 03/16/09
USAA Auto Owner Trust, Ser 2004-1,
Cl A3, 2.060%, 04/15/08                                            1,198        1,189
                                                                           ----------
                                                                               12,534
                                                                           ----------
CREDIT CARD ABS (1.2%)
Citibank Credit Card Issuance Trust, 2.550%, 01/20/09              3,525        3,469
                                                                           ----------
TOTAL ASSET BACKED SECURITIES (COST $16,154)                                   16,003
                                                                           ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (11.8%)
Adjustable Rate Mortgage Trust, Ser                                1,640        1,584
2005-1, Cl 2A22, 4.608%, 05/25/35 (b)
Bear Stearns Alternative-A Trust, Ser                              5,659        5,651
2006-2, Cl 23A1, 5.991%, 03/25/36 (b)
Bear Stearns Commercial Mortgage                                   1,869        1,836
Securities, Ser 2005-T20, Cl A1, 4.940%,
10/12/42
First Horizon Alternative Mortgage                                 2,529        2,493
Securities, Ser 2005-AA3, Cl 2A1,
5.185%, 05/25/35 (b)
First Horizon Alternative Mortgage                                 2,826        2,783
Securities, Ser 2005-AA7, Cl 2A1,
5.433%, 09/25/35 (b)
J.P. Morgan Chase Commercial                                       2,395        2,313
Mortgage Securities, Ser 2005-LDP1, Cl
A2, 4.625%, 03/15/46
Morgan Stanley Capital I, Ser                                      2,231        2,200
2006-HQ8, Cl A1, 5.124%, 03/12/44
Residential Accredit Loans, Inc., Ser                              3,125        3,100
2003-QS17, Cl CB3, 5.500%, 09/25/33
Wachovia Bank Commercial Mortgage                                  3,635        3,488
Trust, Ser 2005-C16, Cl A2, 4.380%,
10/15/41
Washington Mutual, Ser 2005-AR4, Cl                                  876          873
A1, 3.624%, 04/25/35 (b)
Wells Fargo Mortgage Backed Securities                             3,225        3,074
Trust, Ser 2004-S, Cl A5, 3.540%,
09/25/34 (b)

Wells Fargo Mortgage Backed Securities
Trust, Ser 2006-AR8, Cl 2A4, 5.240%,
04/25/36 (b)                                                       4,355        4,299
                                                                           ----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $34,247)                       33,694
                                                                           ----------
CORPORATE BONDS (27.4%)
BANKS (3.7%)
Bank One Corp., 7.600%, 05/01/07                                   3,441        3,492
BankBoston Corp., 6.500%, 12/19/07                                 3,815        3,853
Wachovia Corp., 6.375%, 02/01/09                                   3,300        3,344
                                                                           ----------
                                                                               10,689
                                                                           ----------
COMMERCIAL SERVICES (0.4%)
ERAC USA Finance Co., 7.350%, 06/15/08 (f)                         1,125        1,155
                                                                           ----------
COSMETICS/PERSONAL CARE (0.3%)
Gillette Co. (The), 3.500%, 10/15/07,
Callable 10/15/06 @ 100                                              873          849
                                                                           ----------
DIVERSIFIED FINANCIAL SERVICES (17.3%)
Bear Stearns & Co., Inc. (The), 5.700%,                            4,715        4,715
01/15/07
Capital One Financial Corp., 8.750%,                                 770          783
02/01/07
CIT Group, Inc., 4.000%, 05/08/08                                    890          864
CIT Group, Inc., 4.250%, 02/01/10                                  2,340        2,228
Credit Suisse First Boston USA, Inc.,                              2,455        2,487
6.500%, 06/01/08
General Electric Capital Corp., 4.125%,                            4,765        4,653
03/04/08
General Electric Capital Corp., 4.875%,                            1,700        1,651
10/21/10
Golden West Financial Corp., 4.125%,                               3,035        2,979
08/15/07
Goldman Sachs Group, Inc. (The),                                   3,510        3,678
7.350%, 10/01/09
HSBC Finance Corp., 4.125%,                                        3,400        3,319
03/11/08
International Lease Finance Corp., Ser                             2,955        2,898
Q, 4.625%, 06/02/08
John Deere Capital Corp., 3.900%,                                  3,130        3,051
01/15/08
John Deere Capital Corp., Ser D,                                     325          321
5.400%, 04/07/10
Merrill Lynch & Co., Inc., 4.831%,                                 1,700        1,669
10/27/08
Merrill Lynch & Co., Inc., 4.790%,                                 1,725        1,666
08/04/10
Morgan Stanley, 5.800%, 04/01/07                                   3,175        3,177
Residential Capital Corp., 6.125%,                                 1,400        1,384
11/21/08
Salomon Smith Barney Holdings,                                     3,705        3,755
6.500%, 02/15/08
SLM Corp., Ser A, 5.529%, 09/15/06 (b)                             4,040        4,041
                                                                           ----------
                                                                               49,319
                                                                           ----------

ELECTRIC (0.5%)
Commonwealth Edison, Co., 7.625%, 01/15/07                         1,400        1,412
                                                                           ----------
MEDIA (0.8%)
Comcast Cable Communications, Inc.,                                1,155        1,179
8.375%, 05/01/07
Time Warner, Inc., 6.150%, 05/01/07                                1,215        1,219
                                                                           ----------
                                                                                2,398
                                                                           ----------
MISCELLANEOUS MANUFACTURER (1.1%)
Honeywell International, Inc., 7.500%, 03/01/10                    2,850        3,020
                                                                           ----------
OIL & GAS (0.5%)
Devon Energy Corp., 2.750%, 08/01/06                               1,450        1,447
                                                                           ----------
PIPELINES (0.3%)
Arkla, Inc., 8.900%, 12/15/06                                        860          871
                                                                           ----------
REITS (0.5%)
Simon Property Group LP, 6.375%, 11/15/07                          1,500        1,506
                                                                           ----------
TELECOMMUNICATIONS (2.0%)
BellSouth Telecommunication, Inc.,                                 1,450        1,451
5.875%, 01/15/09
SBC Communications, Inc., 4.125%,                                    790          751
09/15/09
Verizon Global Funding Corp., 6.125%,                              1,470        1,475
06/15/07
Verizon Wireless, Inc., 5.375%, 12/15/06                           2,145        2,143
                                                                           ----------
                                                                                5,820
                                                                           ----------
TOTAL CORPORATE BONDS (COST $79,866)                                           78,486
                                                                           ----------
MASTER NOTE (0.7%)
CASH EQUIVALENT  (0.7%)
Bank of America Corp., 5.383% (b)(e)                               2,000        2,000
                                                                           ----------
TOTAL MASTER NOTE (COST $2,000)                                                 2,000
                                                                           ----------
U.S. GOVERNMENT AGENCIES (21.8%)
FANNIE MAE (6.2%)
5.150%, 09/21/07, Callable 09/21/06 @ 100 (c)                      7,250        7,214
4.200%, 03/24/08 (c)                                               3,425        3,348
3.810%, 12/01/08 (b)                                               3,600        3,461
5.300%, 02/22/11, Callable 02/22/08 @ 100                          3,750        3,685
                                                                           ----------
                                                                               17,708
                                                                           ----------
FEDERAL HOME LOAN BANK (1.2%)
4.875%, 08/22/07                                                   3,475        3,450
                                                                           ----------
FREDDIE MAC (14.4%)
3.750%, 08/03/07                                                   8,390        8,235
4.500%, 08/22/07, Callable 08/22/06 @ 100 (c)                     13,520       13,357
5.050%, 12/08/08, Callable 12/08/06 @ 100 (c)                      5,885        5,827
4.625%, 12/19/08                                                   3,600        3,533
5.750%, 03/15/09 (c)                                               4,240        4,273

5.000%, 11/01/10, Callable 11/01/07 @ 100 (c)                      6,280        6,116
                                                                           ----------
                                                                               41,341
                                                                           ----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $63,426)                                  62,499
                                                                           ----------
U.S. GOVERNMENT AGENCY MORTGAGES (13.9%)
FANNIE MAE (8.6%)
7.030%, 08/01/07                                                     500          503
6.826%, 11/01/07                                                   2,980        2,985
6.070%, 10/01/08                                                   2,117        2,115
6.595%, 07/01/09                                                   2,222        2,258
6.850%, 08/01/09                                                   3,432        3,506
6.955%, 10/01/10 (b)                                               2,830        2,933
4.000%, 12/01/14                                                   3,738        3,492
5.000%, 11/25/26                                                   2,352        2,320
5.822%, 09/01/33 (b)                                               1,075        1,096
5.878%, 10/01/33 (b)                                               1,337        1,360
4.326%, 03/01/34 (b)                                               2,307        2,236
                                                                           ----------
                                                                               24,804
                                                                           ----------
FREDDIE MAC (4.9%)
4.000%, 07/01/08                                                   1,996        1,940
3.750%, 12/15/11                                                   1,959        1,889
4.500%, 08/15/19                                                     115          111
5.000%, 12/15/20                                                   3,275        3,250
4.500%, 10/15/28                                                   2,701        2,620
4.282%, 03/01/34 (b)                                               2,356        2,290
4.960%, 04/01/34 (b)                                               1,942        1,913
                                                                           ----------
                                                                               14,013
                                                                           ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.4%)
5.987%, 02/16/24 (b)                                               1,031        1,039
                                                                           ----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (COST $41,102)                          39,856
                                                                           ----------
U.S. TREASURY OBLIGATIONS (17.8%)
U.S. TREASURY NOTES (17.8%)
2.750%, 08/15/07 (c)                                              14,730       14,331
2.625%, 05/15/08 (c)                                              13,575       12,963
4.375%, 11/15/08 (c)                                               1,340        1,317
4.500%, 02/15/09 (c)                                              16,795       16,529
4.875%, 05/15/09 (c)                                               5,840        5,800
                                                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $51,452)                                 50,940
                                                                           ----------
SHORT-TERM INVESTMENT (31.2%)
CSFB Enhanced Liquidity Portfolio (d)                         89,173,038       89,172
                                                                           ----------
TOTAL SHORT-TERM INVESTMENT (COST $89,174)                                     89,172
                                                                           ----------
MONEY MARKET FUND (0.2%)
Federated Prime Value Obligations Fund, Cl I                     517,711          518
                                                                           ----------
TOTAL MONEY MARKET FUND (COST $518)                                               518
                                                                           ----------
TOTAL INVESTMENTS (COST $377,939) (a) - 130.4%                                373,168
LIABILITIES IN EXCESS OF OTHER ASSETS - (30.4)%                               (86,988)
                                                                           ----------
NET ASSETS - 100.0%                                                        $  286,180
                                                                           ==========

----------
(a) Cost for federal income tax purposes is $378,092 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation .................   $    --
Unrealized Depreciation .................    (4,924)
                                            -------
Unrealized Appreciation (Depreciation) ..   $(4,924)
                                            =======

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

(c) This security or a partial position of the security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 in thousands was $86,584.

(d) This security was purchased with cash collateral held from securities lending.

(e)  Perpetual Maturity

(f) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

Cl   - Class
LP   - Limited Partnership
REIT - Real Estate Investment Trust
Ser  - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
SHORT-TERM U.S. TREASURY SECURITIES FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
U.S. TREASURY OBLIGATIONS (98.2%)
U.S. TREASURY NOTES (98.2%)
7.000%, 07/15/06                                            $      1,037   $    1,037
2.375%, 08/31/06                                                   1,000          996
2.500%, 09/30/06                                                   1,000          994
2.500%, 10/31/06                                                   1,000          991
2.875%, 11/30/06                                                   1,000          990
6.250%, 02/15/07                                                   1,000        1,006
4.375%, 05/15/07                                                   2,000        1,985
3.625%, 06/30/07                                                   5,000        4,920
2.750%, 08/15/07                                                   6,000        5,837
4.000%, 08/31/07                                                   6,000        5,915
3.000%, 11/15/07                                                   6,000        5,825
4.250%, 11/30/07                                                   7,000        6,908
3.375%, 02/15/08                                                   8,000        7,776
3.750%, 05/15/08                                                  10,000        9,748
4.375%, 11/15/08                                                   8,500        8,355
4.125%, 08/15/10                                                   3,000        2,892
4.500%, 11/15/10                                                   3,000        2,930
4.250%, 01/15/11                                                   4,000        3,862
                                                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $74,184)                                 72,967
                                                                           ----------
MONEY MARKET (1.3%)
Federated U.S. Treasury Cash Reserve Fund                        992,918          993
                                                                           ----------
TOTAL MONEY MARKET (COST $993)                                                    993
                                                                           ----------
TOTAL INVESTMENTS (COST $75,177) (a) - 99.5%                                   73,960
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%                                      378
                                                                           ----------
NET ASSETS - 100.0%                                                        $   74,338
                                                                           ==========

----------
(a) Cost for federal income tax purposes is $75,284 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $    --
Unrealized Depreciation..................    (1,324)
                                            -------
Unrealized Appreciation (Depreciation)...   $(1,324)
                                            =======

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
STRATEGIC INCOME FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES OR
                                                              PRINCIPAL
                                                               AMOUNT        VALUE
                                                            ------------   ----------
BANK LOANS (2.1%)
COMPUTERS (0.2%)
Stratus Technologies, Inc., 14.130%,
03/15/12 (b)(d)                                             $        550   $      531
                                                                           ----------
ENERGY (0.2%)
Plum Point Associates LLC, 8.624%,                                   107          108
02/21/14 (b)(d)
Plum Point Associates LLC, 8.749%,
02/21/14 (b)(d)                                                      394          395
                                                                           ----------
                                                                                  503
                                                                           ----------
TELECOMMUNICATIONS (1.7%)
Charter Communications, Inc., 7.755%,                              1,096        1,097
03/21/13 (b)(d)
Qwest Corp., 10.002%, 06/30/07 (b)(d)                              2,477        2,512
                                                                           ----------
                                                                                3,609
                                                                           ----------
TOTAL BANK LOANS (COST $4,683)                                                  4,643
                                                                           ----------
CORPORATE BONDS (31.8%)
ADVERTISING (0.1%)
Affinion Group, Inc., 10.125%,
10/15/13, Callable 10/15/09 @ 105.06 (d)                             120          121
                                                                           ----------
AUTO PARTS & EQUIPMENT (1.1%)
Goodyear Tire & Rubber Co. (The),
9.000%, 07/01/15, Callable 07/01/10 @
104.50 (e)                                                         2,450        2,340
                                                                           ----------
BUILDING MATERIALS (0.8%)
U.S. Concrete, Inc., 8.375%, 04/01/14,                               130          131
Callable 04/01/09 @ 104.188 (d)
U.S. Concrete, Inc., 8.375%, 04/01/14,
Callable 04/01/09 @ 104.188                                        1,510        1,525
                                                                           ----------
                                                                                1,656
                                                                           ----------
CHEMICALS (2.0%)
Ineos Group Holdings PLC, 8.500%,                                  2,790        2,612
02/15/16, Callable 02/15/11 @ 104.25 (d)(e)
PQ Corp., 7.500%, 02/15/13, Callable                                 790          743
02/15/09 @ 103.75 (b)
Rockwood Specialties Group, Inc.,
7.500%, 11/15/14, Callable 11/15/09 @
103.75 (e)                                                         1,000          980
                                                                           ----------
                                                                                4,335
                                                                           ----------
COMMERCIAL SERVICES (2.1%)
Ashtead Holdings PLC, 8.625%,                                      1,398        1,412
08/01/15, Callable 08/01/10 @ 104.31 (d)

Atlantic Broadband, Inc., 9.375%,                                  1,400        1,316
01/15/14, Callable 01/15/09 @ 104.688
Avis Budget Car Rental, Inc., 7.576%,                                 65           65
05/15/14, Callable 05/15/08 @ 103 (b)(d)
Avis Budget Car Rental, Inc., 7.625%,                                190          184
05/15/14, Callable 05/15/10 @ 103.813 (d)
Avis Budget Car Rental, Inc., 7.750%,                                145          140
05/15/16, Callable 05/15/11 @ 103.875 (d)
Rent-Way, Inc., 11.875%, 06/15/10                                  1,315        1,352
                                                                           ----------
                                                                                4,469
                                                                           ----------
COMPUTERS (0.5%)
SunGard Data Systems, Inc., 9.125%,
08/15/13, Callable 08/15/09 @ 104.56 (d)                           1,060        1,100
                                                                           ----------
DIVERSIFIED FINANCIAL SERVICES (1.7%)
Ford Motor Credit Co., 7.375%,                                     1,020          943
10/28/09
Galaxy Entertainment Finance Co. Ltd.,                               120          125
9.875%, 12/15/12, Callable 12/15/09 @
104.94 (d)
General Motors Acceptance Corp.,                                     290          278
5.850%, 01/14/09
General Motors Acceptance Corp.,                                   2,465        2,352
6.875%, 09/15/11 (e)
Hughes Network Systems, LLC,
9.500%, 04/15/14, Callable 04/15/10 @
104.75 (d)                                                            90           88
                                                                           ----------
                                                                                3,786
                                                                           ----------
DIVERSIFIED OPERATIONS (0.4%)
Nell AF SARL, 8.375%, 08/15/15,
Callable 08/15/10 @ 104.19 (d)(e)                                    865          831
                                                                           ----------
ELECTRIC (1.8%)
Aquila, Inc., 14.875%, 07/01/12 (b)                                2,010        2,659
Mirant Americas General, Inc., 8.300%,                               525          518
05/01/11
Sithe/Independence Funding Corp., Ser
A, 9.000%, 12/30/13                                                  750          809
                                                                           ----------
                                                                                3,986
                                                                           ----------
ELECTRONICS (0.6%)
Viasystems, Inc., 10.500%, 01/15/11,
Callable 01/15/08 @ 105.25                                         1,415        1,387
                                                                           ----------
ENTERTAINMENT (0.0%)
Pokagon Gaming Authority, 10.375%,
06/15/14, Callable 06/15/10 @ 105.188 (d)                             75           78
                                                                           ----------
FOOD (2.8%)
Chiquita Brands International, Inc.,                               1,840        1,628
8.875%, 12/01/15, Callable 06/01/10 @
104.438 (e)
National Beef Packing Co. LLC,                                       840          848
10.500%, 08/01/11, Callable 08/01/07 @
105.25

Pinnacle Foods Holding Corp., 8.250%,                              2,740        2,692
12/01/13, Callable 12/01/08 @ 104.12
Stater Brothers Holdings, Inc., 8.125%,
06/15/12, Callable 06/15/08 @ 104.06                               1,000          988
                                                                           ----------
                                                                                6,156
                                                                           ----------
FOREST PRODUCTS & PAPER (1.5%)
Appleton Papers, Inc., Ser B, 9.750%,                              2,425        2,449
06/15/14, Callable 06/15/09 @ 104.88
Boise Cascade LLC, 7.943%, 10/15/12,
Callable 08/21/12 @ 102 (b)                                          900          896
                                                                           ----------
                                                                                3,345
                                                                           ----------
HEALTHCARE - PRODUCTS (1.1%)
Accellent, Inc., 10.500%, 12/01/13,                                  835          854
Callable 12/01/09 @ 105.25
Universal Hospital Services, Inc.,
10.125%, 11/01/11, Callable 11/01/07 @ 105.063                     1,460        1,518
                                                                           ----------
                                                                                2,372
                                                                           ----------
HEALTHCARE - SERVICES (2.7%)
Select Medical Corp., 10.820%,                                     1,125        1,024
09/15/15, Callable 09/15/09 @ 102 (b)(d)(e)
Tenet Healthcare Corp., 9.875%,                                    2,625        2,625
07/01/14
US Oncology Holdings, Inc., 10.320%,                                 945          964
03/15/15, Callable 03/15/07 @ 102 (b)
US Oncology, Inc., 10.750%, 08/15/14,
Callable 03/15/07 @ 102                                            1,250        1,356
                                                                           ----------
                                                                                5,969
                                                                           ----------
HOUSEHOLD PRODUCTS/WARES (0.3%)
Jostens, Inc., 11.906%, 12/01/13,
Callable 12/01/08 @ 105.125 (c)(g)                                   720          565
                                                                           ----------
MACHINERY DIVERSIFIED (0.6%)
Chart Industries, Inc., 9.125%,
10/15/15, Callable 10/15/10 @ 104.56 (d)                           1,250        1,275
                                                                           ----------
MEDIA (3.8%)
CCH I LLC, 11.000%, 10/01/15,                                        990          866
Callable 10/01/10 @ 105.50
Compagnie Susquehanna, 9.875%,                                     1,020          949
05/15/14, Callable 05/15/10 @ 104.938 (d)
Dex Media, Inc., 9.540%, 11/15/13,                                 1,085          914
Callable 11/15/08 @ 104.50 (c)(e)
Kabel Deutschland Gmbh, 10.625%,                                   2,200        2,320
07/01/14, Callable 07/01/09 @ 105.31 (d)
LIN Television Corp., Ser B, 6.500%,                                 750          684
05/15/13, Callable 05/15/08 @ 103.25
Morris Publishing Group LLC, 7.000%,                               1,320        1,254
08/01/13, Callable 08/01/08 @ 103.50
Quebecor Media, Inc., 7.750%,                                        195          191
03/15/16, Callable 03/15/11 @ 103.875 (d)
Quebecor World Capital Corp., 8.750%,                                140          128
03/15/16, Callable 03/15/11 @ 104.375 (d)

Sinclair Broadcast Group, Inc., 8.750%,                            1,180        1,233
12/15/11, Callable 12/15/06 @ 104.375
Sinclair Broadcast Group, Inc., 8.000%,
03/15/12, Callable 03/15/07 @ 104                                     35           36
                                                                           ----------
                                                                                8,575
                                                                           ----------
MISCELLANEOUS MANUFACTURER (2.1%)
Clarke American Corp., 11.750%,                                    2,510        2,586
12/15/13, Callable 12/15/09 @ 105.875
Koppers, Inc., 9.875%, 10/15/13,                                     681          730
Callable 10/15/08 @ 104.94
Nutro Products, Inc., 10.750%,
04/15/14, Callable 04/15/09 @ 108.063 (d)                          1,120        1,152
                                                                           ----------
                                                                                4,468
                                                                           ----------
OIL & GAS (0.1%)
Compton Petroleum Finance Corp.,
7.625%, 12/01/13, Callable 12/01/09 @
103.813                                                              315          301
                                                                           ----------
PACKAGING & CONTAINERS (0.2%)
Crown Cork & Seal Co., Inc., 7.375%,
12/15/26                                                             500          439
                                                                           ----------
PIPELINES (0.7%)
Copano Energy LLC, 8.125%, 03/01/16,                                  50           50
Callable 03/01/11 @ 104.0625 (d)
Targa Resources, Inc., 8.500%,
11/01/13, Callable 11/01/09 @ 104.25 (d)(e)                        1,455        1,404
                                                                           ----------
                                                                                1,454
                                                                           ----------
REAL ESTATE (0.6%)
American Real Estate Partners LP,                                    420          403
7.125%, 02/15/13, Callable 02/15/09 @
103.56
CB Richard Ellis Group, Inc., 9.750%,
05/15/10, Callable 05/15/07 @ 104.88                                 750          803
                                                                           ----------
                                                                                1,206
                                                                           ----------
RETAIL (1.2%)
Blockbuster, Inc., 9.000%, 09/01/12,                               1,320        1,231
Callable 09/01/08 @ 104.50 (b)(e)
Rite Aid Corp., 7.500%, 01/15/15,
Callable 01/15/10 @ 103.75                                         1,500        1,440
                                                                           ----------
                                                                                2,671
                                                                           ----------
SEMICONDUCTORS (1.9%)
Avago Technologies Finance Ltd.,                                   1,235        1,294
10.731%, 06/01/13, Callable 12/01/07 @
102 (b)(d)(e)
Avago Technologies Finance Ltd.,                                   1,320        1,435
11.875%, 12/01/15, Callable 12/01/10 @
105.938 (d)(e)
Spansion LLC, 11.250%, 01/15/16,
Callable 01/15/11 @ 105.62 (d)                                     1,345        1,355
                                                                           ----------
                                                                                4,084
                                                                           ----------
TELECOMMUNICATIONS (1.0%)
Intelsat Bermuda Ltd., 11.640%,                                    1,055        1,077
06/15/13, Callable 06/15/08 @ 103 (b)(d)
Nordic Telephone Co. Holdings,                                       225          231
8.875%, 05/01/16, Callable 05/01/11 @
104.438 (d)

Valor Telecommunications Enterprise                                  320          330
LLC, 7.750%, 02/15/15, Callable
02/15/10 @ 103.88
Windstream Corp., 8.625%, 08/01/16,
Callable 08/01/11 @104.313 (d)                                       595          608
                                                                           ----------
                                                                                2,246
                                                                           ----------
TOTAL CORPORATE BONDS (COST $69,484)                                           69,215
                                                                           ----------
FOREIGN GOVERNMENT BONDS (44.1%)
BRAZIL (0.6%)
Republic of Brazil, 7.875%, 03/07/15 (e)                           1,340        1,403
                                                                           ----------
COLUMBIA (0.3%)
Republic of Colombia, 8.250%,
12/22/14                                                             590          620
                                                                           ----------
FRANCE (EUR) (4.6%)
French Government, 3.000%, 10/25/15                                8,500        9,996
                                                                           ----------
GERMANY (EUR) (4.5%)
Deutschland Republic, Ser 05, 4.000%,
01/04/37                                                           8,160        9,890
                                                                           ----------
JAPAN (YEN) (24.4%)
Japanese Government, Ser 241, 0.300%,                          2,510,800       21,793
02/15/08
Japanese Government, Ser 52, 0.800%,
12/20/10                                                       3,652,650       31,210
                                                                           ----------
                                                                               53,003
                                                                           ----------
SPAIN (EUR) (4.7%)
Spanish Government, 3.150%,
01/31/16                                                           8,480       10,072
                                                                           ----------
SWEDEN (SEK) (0.5%)
Swedish Government, Ser 1043,
5.000%, 01/28/09                                                   7,520        1,083
                                                                           ----------
SWITZERLAND (CHF) (4.5%)
Swiss Government, 3.500%,
08/07/10                                                          11,655        9,896
                                                                           ----------
TOTAL FOREIGN GOVERNMENT BONDS (COST $94,793)                                  95,963
                                                                           ----------
U.S. TREASURY OBLIGATIONS (18.3%)
U.S. TREASURY BONDS (2.1%)
5.375%, 02/15/31 (e)                                               4,560        4,639
                                                                           ----------
U.S. TREASURY NOTES (16.2%)
2.750%, 07/31/06 (e)                                               1,850        1,847
4.875%, 05/31/08 (e)                                              14,780       14,698
4.875%, 05/31/11 (e)                                               7,790        7,711
3.875%, 02/15/13 (e)                                               2,800        2,606
5.125%, 05/15/16 (e)                                               8,465        8,455
                                                                           ----------
                                                                               35,317
                                                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $40,137)                                 39,956
                                                                           ----------
PREFERRED STOCKS (1.0%)
CHEMICALS (0.5%)
Huntsman Corp., 5.000%                                            26,150        1,017
                                                                           ----------

RETAIL (0.5%)
Rite Aid Corp., 5.500%                                            50,000        1,225
                                                                           ----------
TOTAL PREFERRED STOCKS (COST $2,315)                                            2,242
                                                                           ----------
SHORT-TERM INVESTMENTS (28.7%)
Brown Brothers Harriman & Co.,                                 5,854,993        5,855
Cayman Islands Cash Sweep, 4.330%
CSFB Enhanced Liquidity Portfolio (f)                         56,684,942       56,685
                                                                           ----------
TOTAL SHORT-TERM INVESTMENTS (COST $62,540)                                    62,540
                                                                           ----------
TOTAL INVESTMENTS (COST $273,952) (a) - 126.0%                                274,559
LIABILITIES IN EXCESS OF OTHER ASSETS - (26.0)%                               (56,675)
                                                                           ----------
NET ASSETS - 100.0%                                                        $  217,884
                                                                           ==========

----------
(a) Cost for federal income tax purposes is $273,888 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation ..................   $ 2,306
Unrealized Depreciation ..................    (1,635)
                                             -------
Unrealized Appreciation (Depreciation) ...   $   671
                                             =======

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) This security or a partial position of the security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 in thousands was $55,170.

(f) This security was purchased with cash collateral held from securities lending.

(g)  Step bond.

CHF - Principal Amount in Swiss Franc
EUR - Principal Amount in Euro
LLC - Limited Liability Corporation
LP  - Limited Partnership
PLC - Public Limited Company
Ser - Series
SEK - Principal Amount in Swedish Krona
YEN - Principal Amount is in Japanese Yen

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
TOTAL RETURN BOND FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
ASSET BACKED SECURITIES (7.5%)
AUTOMOBILE ABS (0.7%)
Daimler Chrysler Auto Trust, Ser                            $        300   $      292
2005-A, Cl A4, 3.740%, 02/08/10
Honda Auto Receivables Owner Trust,
Ser 2006-1, Cl A3, 5.070%, 02/18/10                                  130          129
                                                                           ----------
                                                                                  421
                                                                           ----------
CREDIT CARD ABS (4.3%)
American Express Credit Account                                      410          409
Master Trust, Ser 2005-3, Cl A, 5.199%,
01/18/11 (b)
Chase Credit Card Master Trust, Ser                                  495          496
2003-2, Cl A, 5.309%, Series 2003-2,
Class A 07/15/10 (b)
Citibank Credit Card Issuance Trust, Ser                             450          451
2003-A9, Cl A, 5.269%, 11/22/10 (b)
Discover Card Master Trust I, Ser                                    450          451
2003-4, Cl A1, 5.309%, 05/15/11 (b)
First USA Credit Card Master Trust, Ser                              450          451
1997-8, Cl A, 5.402%, 05/17/10 (b)
MBNA Credit Card Master Trust, Ser
2002-A13, Cl A, 5.329%, 05/17/10 (b)                                 413          414
                                                                           ----------
                                                                                2,672
                                                                           ----------
DIVERSIFIED FINANCIAL SERVICES (1.3%)
Nelnet Student Loan Trust, Ser 2005-1,                               416          414
Cl A3, 5.140%, 10/25/16 (b)
SLM Student Loan Trust, Ser 2004-8, Cl
A3, 5.190%, 07/27/15 (b)                                             411          412
                                                                           ----------
                                                                                  826
                                                                           ----------
HOME EQUITY ABS (1.2%)
Countywide Home Equity Loan Trust,                                   388          388
Ser 2006-C, Cl 2A, 5.379%, 05/15/36 (b)
Countywide Home Equity Loan Trust,
Ser 2006-E, Cl 2A, 5.351%, 11/29/31 (b)                              349          349
                                                                           ----------
                                                                                  737
                                                                           ----------
TOTAL ASSET BACKED SECURITIES (COST $4,663)                                     4,656
                                                                           ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (2.7%)
Banc of America Commercial Mortgage,                                 275          263
Inc., Ser 2004-4, Cl A3, 4.128%,
07/10/42
Citigroup/Deutsche Bank Commercial                                   210          201
Mortgage Trust, Ser 2005-CD1, Cl A4,
5.226%, 07/15/44 (b)
Citigroup/Deutsche Bank Commercial                                   135          130
Mortgage Trust, Ser 2006-CD2, Cl A4,
5.362%, 01/15/46 (b)

GE Capital Commercial Mortgage                                       335          324
Corp., Ser 2006-C1, Cl A4, 5.340%,
03/10/44 (b)
GMAC Commercial Mortgage Securities,                                 261          254
Inc., Ser 2003-C2, Cl A1, 4.576%,
05/10/40
GS Mortgage Securities Corp. II, Ser                                 270          267
2006-GG6, Cl A2, 5.506%, 04/10/38 (b)
Wachovia Bank Commercial Mortgage
Trust, Ser 2006-C23, Cl A4, 5.418%,
01/15/45 (b)                                                         225          217
                                                                           ----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,699)                         1,656
                                                                           ----------
CORPORATE BONDS (11.2%)
AEROSPACE/DEFENSE (0.2%)
United Technologies Corp., 4.875%,
05/01/15                                                             165          154
                                                                           ----------
AIRLINES (0.1%)
Southwest Airlines Co., 5.125%,
03/01/17                                                              95           86
                                                                           ----------
BANKS (0.4%)
Bank of America Corp., 7.400%,
01/15/11                                                             235          250
                                                                           ----------
BREWERIES (0.4%)
Sabmiller PLC, 6.200%, 07/01/11 (c)                                  235          236
                                                                           ----------
COMMERCIAL SERVICES (0.1%)
ERAC USA Finance Co., 5.600%,
05/01/15 (c)                                                          75           71
                                                                           ----------
COSMETICS/PERSONAL CARE (0.4%)
Avon Products, Inc., 5.125%,
01/15/11                                                             250          243
                                                                           ----------
DIVERSIFIED FINANCIAL SERVICES (3.3%)
CIT Group, Inc., 5.125%, 09/30/14                                    165          155
Citigroup, Inc., 5.125%, 05/05/14                                     60           57
Citigroup, Inc., 5.850%, 12/11/34                                     85           80
Fund American Cos., Inc., 5.875%,                                    215          206
05/15/13
General Motors Acceptance Corp.,                                     450          433
8.000%, 11/01/31
Goldman Sachs Group, Inc. (The),                                     240          223
4.750%, 07/15/13
HSBC Holdings PLC, 7.625%,                                            90          102
05/17/32
International Lease Finance Corp., Ser                                90           87
Q, 5.250%, 01/10/13
John Deere Capital Corp., 3.900%,                                     50           49
01/15/08
JPMorgan Chase & Co., 6.625%,                                        265          274
03/15/12
Lazard Group LLC, 7.125%, 05/15/15                                   210          212
Morgan Stanley, 5.300%, 03/01/13                                     195          189
                                                                           ----------
                                                                                2,067
                                                                           ----------
ELECTRIC (0.7%)
Exelon Corp., 4.900%, 06/15/15                                       170          155
MidAmerican Energy Holdings Co.,                                     155          145
6.125%, 04/01/36 (c)

Pacific Gas & Electric Co., 6.050%,
03/01/34                                                             175          165
                                                                           ----------
                                                                                  465
                                                                           ----------
ENTERTAINMENT (0.1%)
GTECH Holdings Corp., 4.750%,
10/15/10                                                              45           43
                                                                           ----------
INSURANCE (0.1%)
Metlife, Inc., 5.700%, 06/15/35                                       45           40
                                                                           ----------
INVESTMENT COMPANIES (0.1%)
Credit Suisse First Boston USA, Inc.,
6.500%, 01/15/12                                                      85           88
                                                                           ----------
MEDIA (0.5%)
Cox Communications, Inc., 4.625%,                                    175          157
06/01/13
News America Holdings, Inc., 6.200%,                                  90           82
12/15/34
Time Warner, Inc., 7.625%, 04/15/31                                   95          102
                                                                           ----------
                                                                                  341
                                                                           ----------
MINING (0.4%)
Alcan, Inc., 5.750%, 06/01/35                                         85           76
Inco Ltd., 7.750%, 05/15/12                                          140          150
                                                                           ----------
                                                                                  226
                                                                           ----------
MISCELLANEOUS MANUFACTURER (0.7%)
General Electric Co., 5.000%,
02/01/13                                                             425          407
                                                                           ----------
OIL & GAS (0.5%)
Devon Financing Corp. ULC, 7.875%,                                   180          205
09/30/31
Enterprise Products Operating LP, Ser
B, 5.750%, 03/01/35                                                  100           85
                                                                           ----------
                                                                                  290
                                                                           ----------
PHARMACEUTICALS (0.1%)
Teva Pharmaceutical Finance LLC,
6.150%, 02/01/36                                                      80           72
                                                                           ----------
PIPELINES (0.5%)
Centerpoint Energy Resources Corp.,                                  175          190
Ser B, 7.875%, 04/01/13
Kinder Morgan, Inc., 6.400%,
01/05/36                                                             170          139
                                                                           ----------
                                                                                  329
                                                                           ----------
REITS (0.1%)
Simon Property Group LP, 6.375%,
11/15/07                                                              35           35
                                                                           ----------
RETAIL (0.7%)
Federated Department Stores, Inc.,                                    45           45
6.900%, 04/01/29
Woolworths Ltd, 5.550%, 11/15/15 (c)                                 380          366
                                                                           ----------
                                                                                  411
                                                                           ----------
TELECOMMUNICATIONS (1.8%)
AT&T, Inc., 6.450%, 06/15/34                                          95           90
BellSouth Corp., 6.550%, 06/15/34                                     65           62
Cisco Systems, Inc., 5.500%, 02/22/16                                225          216
Comcast Corp., 6.450%, 03/15/37                                      195          183
Deutsche Telekom International                                       200          189
Finance, 5.750%, 03/23/16

Verizon Communications, Inc., 5.850%,                                 95           83
09/15/35
Vodafone Group PLC, 5.500%,
06/15/11                                                             295          288
                                                                           ----------
                                                                                1,111
                                                                           ----------
TOTAL CORPORATE BONDS (COST $7,257)                                             6,965
                                                                           ----------
FOREIGN GOVERNMENT BONDS (4.0%)
GERMANY (EUR) (1.1%)
Bundesschatzanweisungen, 2.500%,
09/22/06                                                             535          683
                                                                           ----------
JAPAN (YEN) (2.5%)
Japanese Government, Ser 224, 0.200%,
09/20/06                                                         180,500        1,578
                                                                           ----------
SWITZERLAND (CHF) (0.4%)
Swiss Government, 4.500%, 06/10/07                                   290          243
                                                                           ----------
TOTAL FOREIGN GOVERNMENT BONDS (COST $2,531)                                    2,504
                                                                           ----------
U.S. GOVERNMENT AGENCY MORTGAGES (28.3%)
FANNIE MAE (15.9%)
5.500%, 07/01/16                                                     137          135
5.500%, 11/01/18                                                     330          324
5.500%, 07/01/19                                                      86           85
5.000%, 10/01/19                                                     704          679
5.000%, 10/01/19                                                     589          567
5.500%, 12/01/19                                                     115          113
6.500%, 07/01/32                                                     382          385
5.500%, 01/01/33                                                     783          752
5.500%, 06/01/33                                                     510          490
5.500%, 07/01/33                                                     438          420
5.500%, 10/01/33                                                   1,178        1,133
5.000%, 11/01/33                                                     707          661
5.000%, 11/01/33                                                     670          626
6.000%, 11/01/33                                                     164          162
5.500%, 01/01/34                                                     625          601
5.000%, 04/01/34                                                     946          884
5.000%, 09/01/35                                                     627          586
6.000%, 12/01/35                                                     770          758
5.170%, 01/01/36 (b)                                                 589          578
                                                                           ----------
                                                                                9,939
                                                                           ----------
FREDDIE MAC (12.4%)
5.000%, 11/01/18                                                      63           61
5.500%, 12/01/18                                                     120          118
5.000%, 01/01/19                                                     729          703
6.000%, 07/15/33 (d)                                               1,847        1,818
6.000%, 11/01/33                                                     552          544
6.000%, 11/01/33                                                     727          718
6.500%, 05/01/34                                                     108          109
5.000%, 07/01/34                                                     101           94
6.000%, 10/01/34                                                     264          260
4.645%, 08/01/35 (b)                                                 739          708
6.500%, 07/13/36 (d)                                               2,574        2,588
                                                                           ----------
                                                                                7,721
                                                                           ----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (COST $18,268)                          17,660
                                                                           ----------
U.S. TREASURY OBLIGATIONS (49.8%)
U.S. TREASURY BONDS (4.5%)

5.375%, 02/15/31                                                     190          193
4.500%, 02/15/36                                                   2,900        2,601
                                                                           ----------
                                                                                2,794
                                                                           ----------
U.S. TREASURY NOTES (45.3%)
2.750%, 07/31/06                                                   1,615        1,612
3.125%, 05/15/07                                                     510          501
5.625%, 05/15/08                                                   5,220        5,261
4.875%, 05/31/08                                                     730          726
3.375%, 12/15/08                                                   3,850        3,695
4.875%, 05/15/09                                                   2,120        2,106
4.250%, 10/15/10                                                   2,490        2,410
4.250%, 01/15/11                                                   2,955        2,853
4.875%, 05/31/11                                                   2,180        2,158
4.250%, 08/15/13                                                   1,225        1,162
4.250%, 11/15/14                                                   1,795        1,688
4.000%, 02/15/15                                                   4,255        3,921
5.125%, 05/15/16                                                     250          250
                                                                           ----------
                                                                               28,342
                                                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $31,642)                                 31,136
                                                                           ----------
REPURCHASE AGREEMENT (4.7%)
Merrill Lynch & Co., Inc., 5.155%,
dated 06/30/06, to be repurchased on
07/03/06, repurchase price $2,966,091
(collateralized by U.S. Government
Agencies, 0.0004%, due 01/10/11; total market
value $3,025,003)                                                  2,965        2,965
                                                                           ----------
TOTAL REPURCHASE AGREEMENT (COST $2,965)                                        2,965
                                                                           ----------
TOTAL INVESTMENTS (COST $69,025) (a) - 108.2%                                  67,542
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.2)%                                 (5,093)
                                                                           ----------
NET ASSETS - 100.0%                                                        $   62,449
                                                                           ==========

----------
(a) Cost for federal income tax purposes is $69,144 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation ..................   $    --
Unrealized Depreciation ..................    (1,602)
                                             -------
Unrealized Appreciation (Depreciation) ...   $(1,602)
                                             =======

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)  This security was purchased on a when-issued basis.

CHF  - Principal Amount in Swiss Franc
Cl   - Class
EUR  - Principal Amount in Euro
LLC  - Limited Liability Corporation
LP   - Limited Partnership
PLC  - Public Limited Company
REIT - Real Estate Investment Trust
Ser  - Series
YEN  - Principal Amount in Japanese Yen

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
U.S. GOVERNMENT SECURITIES FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
U.S. GOVERNMENT AGENCY MORTGAGES (53.2%)
FANNIE MAE (40.6%)
6.000%, 07/01/16                                            $        780   $      783
6.000%, 07/01/16                                                   1,491        1,497
5.500%, 09/01/17                                                   1,895        1,863
5.500%, 01/01/18                                                   7,271        7,150
5.500%, 04/01/18                                                     919          903
6.290%, 08/01/18                                                   1,153        1,160
5.500%, 11/01/18                                                   6,809        6,693
5.000%, 03/01/19                                                  15,744       15,197
7.000%, 06/01/32                                                     785          805
6.000%, 03/01/33                                                   1,516        1,498
4.086%, 08/01/33 (b)                                               7,646        7,458
6.000%, 10/01/33                                                   2,621        2,588
6.000%, 04/01/34                                                   6,810        6,717
4.509%, 05/01/34 (b)                                               4,975        4,818
4.736%, 05/01/34 (b)                                               8,023        7,692
4.019%, 06/01/34 (b)                                               3,303        3,200
4.235%, 06/01/34 (b)                                               1,982        1,930
5.500%, 09/01/34                                                   6,318        6,084
6.000%, 03/01/35                                                   2,308        2,274
5.000%, 08/01/35                                                   9,707        9,079
5.170%, 01/01/36 (b)                                              11,095       10,899
5.265%, 01/01/36 (b)                                               9,981        9,733
6.000%, 01/01/36                                                  15,232       14,995
5.249%, 02/01/36 (b)                                               5,381        5,297
5.528%, 02/01/36 (b)                                              11,653       11,522
6.500%, 05/01/36                                                  15,025       15,106
                                                                           ----------
                                                                              156,941
                                                                           ----------
FREDDIE MAC (12.6%)
4.875%, 11/15/13                                                  12,500       12,028
5.500%, 04/01/17                                                   2,191        2,153
5.000%, 04/01/19                                                  16,903       16,307
5.318%, 03/01/33 (b)                                               6,730        6,551
4.510%, 04/01/35 (b)                                              12,492       11,995
                                                                           ----------
                                                                               49,034
                                                                           ----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (COST $210,548)                        205,975
                                                                           ----------
U.S. TREASURY OBLIGATIONS (44.5%)
U.S. TREASURY NOTES (44.5%)
2.375%, 08/31/06 (c)                                              14,000       13,940
3.625%, 07/15/09 (c)                                              20,350       19,500
6.000%, 08/15/09 (c)                                              27,000       27,675
3.375%, 09/15/09 (c)                                              15,750       14,950
5.000%, 02/15/11 (c)                                              18,000       17,956
4.750%, 03/31/11 (c)                                              17,000       16,744
4.250%, 08/15/13 (c)                                              18,450       17,504
4.250%, 11/15/14 (c)                                               5,000        4,702
4.000%, 02/15/15 (c)                                              20,390       18,789
4.500%, 02/15/36 (c)                                              23,400       20,981
                                                                           ----------

TOTAL U.S. TREASURY OBLIGATIONS (COST $176,525)                               172,741
                                                                           ----------
SHORT-TERM INVESTMENT (44.7%)
CSFB Enhanced Liquidity Portfolio (d)                        173,439,006      173,439
                                                                           ----------
TOTAL SHORT-TERM INVESTMENT (COST $173,439)                                   173,439
                                                                           ----------
REPURCHASE AGREEMENT (6.4%)
Merrill Lynch & Co., Inc., 5.155%,
dated 06/30/06, to be repurchased on
07/03/06, repurchase price $24,712,620
(collateralized by U.S. Government
Agencies, 5.250% - 5.400%, due 04/27/15
 - 05/21/18; total market value
$25,196,986)                                                      24,702       24,702
                                                                           ----------
TOTAL REPURCHASE AGREEMENT (COST $24,702)                                      24,702
                                                                           ----------
TOTAL INVESTMENTS (COST $585,214) (a) - 148.8%                                576,857
LIABILITIES IN EXCESS OF OTHER ASSETS - (48.8)%                              (189,100)
                                                                           ----------
NET ASSETS - 100.0%                                                        $  387,757
                                                                           ==========

----------
(a) Cost for federal income tax purposes is $585,627 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $    --
Unrealized Depreciation..................    (8,770)
                                            -------
Unrealized Appreciation (Depreciation)...   $(8,770)
                                            =======

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

(c) This security or a partial position of the security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 in thousands was $167,763.

(d) This security was purchased with cash collateral held from securities lending.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
ASSET BACKED SECURITIES (7.2%)
DIVERSIFIED FINANCIAL SERVICES (7.2%)
College Loan Corp. Trust, Ser 2005-2,                       $        424   $      424
Cl A1, 5.087%, 01/15/15 (b)
KeyCorp Student Loan Trust, Ser                                      372          372
2004-A, Cl 1A1, 5.150%, 04/27/17 (b)
Nelnet Student Loan Trust, Ser 2005-4,                               673          674
Cl A1, 5.437%, 12/22/18 (b)
SLC Student Loan Trust, Ser 2005-2, Cl                               395          393
A1, 5.329%, 03/15/18 (b)
SLM Student Loan Trust, Ser 1998-1, Cl                               502          505
A2, 5.796%, 10/25/11 (b)
SLM Student Loan Trust, Ser 2005-10,
Cl A2, 5.110%, 04/25/15 (b)                                          500          500
                                                                           ----------
TOTAL ASSET BACKED SECURITIES (COST $2,869)                                     2,868
                                                                           ----------
U.S. GOVERNMENT AGENCIES (35.0%)
FANNIE MAE (6.2%)
5.160%, 07/13/06 (c)                                               1,000          999
5.150%, 09/21/07, Callable 09/01/06 @ 100 (d)                        750          746
5.000%, 11/23/07, Callable 08/23/06 @ 100                            325          322
4.000%, 01/26/09, Callable 01/26/07 @ 100                            400          386
                                                                           ----------
                                                                                2,453
                                                                           ----------
FEDERAL FARM CREDIT BANK (12.5%)
5.039%, 12/01/06 (b)                                               2,500        2,501
4.967%, 04/04/07 (b)                                               1,500        1,501
5.136%, 05/01/07 (b)                                               1,000        1,000
                                                                           ----------
                                                                                5,002
                                                                           ----------
FEDERAL HOME LOAN BANK (7.5%)
5.010%, 07/03/06 (c)                                                 750          750
5.033%, 07/05/06 (c)                                               1,500        1,499
4.875%, 08/22/07                                                     550          546
4.000%, 10/15/08, Callable 07/31/06 @ 100                            200          194
                                                                           ----------
                                                                                2,989
                                                                           ----------
FREDDIE MAC (8.8%)
4.500%, 08/22/07, Callable 08/22/06 @ 100 (d)                        500          494
4.250%, 06/23/08                                                     500          489
5.050%, 12/08/08, Callable 12/08/06 @ 100 (d)                        675          668
4.625%, 12/19/08                                                     590          579
4.875%, 02/17/09 (d)                                                 275          271

5.500%, 04/24/09, Callable 04/24/07 @ 100                          1,000          996
                                                                           ----------
                                                                                3,497
                                                                           ----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $13,988)                                  13,941
                                                                           ----------
U.S. GOVERNMENT AGENCY MORTGAGES (51.2%)
FANNIE MAE (22.0%)
7.510%, 04/01/07                                                     699          700
7.030%, 08/01/07                                                     104          105
4.500%, 04/25/09                                                       3            3
5.969%, 06/01/09 (b)                                                 197          198
3.500%, 06/25/10                                                     182          181
3.000%, 06/25/19                                                     883          872
5.019%, 05/01/32 (b)                                                 443          445
3.250%, 11/25/32                                                     202          197
3.662%, 08/01/33 (b)                                                 796          765
5.822%, 09/01/33 (b)                                                 320          326
5.878%, 10/01/33 (b)                                                 398          405
3.344%, 01/01/34 (b)                                                 361          360
3.678%, 01/01/34 (b)                                               1,108        1,109
4.326%, 03/01/34 (b)                                                 753          730
4.137%, 04/01/34 (b)                                               1,966        1,973
4.306%, 06/01/35 (b)                                                 198          193
5.373%, 09/25/35 (b)                                                 178          178
                                                                           ----------
                                                                                8,740
                                                                           ----------
FREDDIE MAC (28.9%)
4.000%, 03/15/10                                                     270          268
3.500%, 05/15/11                                                     116          115
4.000%, 11/15/11                                                     390          382
3.750%, 12/15/11                                                     296          285
5.000%, 02/15/14                                                     350          348
4.500%, 02/15/15 (b)                                                 525          514
5.000%, 05/15/15                                                     620          618
5.000%, 09/15/15                                                     210          208
5.500%, 12/15/15                                                     120          119
5.499%, 01/15/18 (b)                                               1,347        1,352
3.500%, 05/15/19                                                     318          312
5.000%, 12/15/20                                                     409          406
3.000%, 04/15/21                                                     766          757
3.000%, 04/15/21                                                     717          709
4.000%, 04/15/21                                                     106          105
3.500%, 01/15/23                                                     314          308
4.500%, 04/15/25                                                     437          428
3.659%, 08/01/33 (b)                                                 692          675
2.995%, 10/01/33 (b)                                               1,215        1,208
4.282%, 03/01/34 (b)                                                 626          608
4.960%, 04/01/34 (b)                                                 132          130
3.701%, 05/01/34 (b)                                               1,637        1,623
                                                                           ----------
                                                                               11,478
                                                                           ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.3%)
5.987%, 02/16/24 (b)                                                 123          124
                                                                           ----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (COST $20,538)                          20,342
                                                                           ----------
U.S. TREASURY OBLIGATIONS (3.8%)
U.S. TREASURY NOTES (3.8%)
4.500%, 02/15/09 (d)                                                 675          664
4.875%, 05/15/09                                                     870          864
                                                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $1,536)                                   1,528
                                                                           ----------

SHORT-TERM INVESTMENT (7.3%)
CSFB Enhanced Liquidity Portfolio (e)                          2,888,531        2,889
                                                                           ----------
TOTAL SHORT-TERM INVESTMENT (COST $2,889)                                       2,889
                                                                           ----------
MONEY MARKET FUND (2.5%)
Federated Government Obligations
Money Market Fund                                              1,001,484        1,001
                                                                           ----------
TOTAL MONEY MARKET FUND (COST $1,001)                                           1,001
                                                                           ----------
TOTAL INVESTMENTS (COST $42,821) (a) - 107.0%                                  42,569
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.0)%                                 (2,775)
                                                                           ----------
NET ASSETS - 100.0%                                                        $   39,794
                                                                           ==========

----------
(a) Cost for federal income tax purposes is $42,732 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 123
Unrealized Depreciation..................    (286)
                                            -----
Unrealized Appreciation (Depreciation)...   $(163)
                                            =====

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) This security or a partial position of the security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 in thousands was $2,795.

(e) This security was purchased with cash collateral held from securities lending.

Cl - Class
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
ULTRA-SHORT BOND FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
ASSET BACKED SECURITIES (22.8%)
AUTOMOBILE ABS (5.4%)
Capital One Prime Auto Receivable                           $      3,075   $    3,037
Trust, Ser 2005-1, Cl A3, 4.320%,
08/15/09 (b)
Daimler Chrysler Master Owner Trust,                               1,850        1,851
Ser 2005-C, Cl A, 5.224%, 12/15/10 (b)
Harley-Davidson Motorcycle Trust, Ser                                 61           61
2004-1, Cl A1, 1.400%, 10/15/08
Honda Auto Receivables Owner Trust,                                1,025        1,015
Ser 2005-6, Cl A3, 4.850%, 10/19/09
Nissan Auto Receivables Owner Trust,                                 448          439
Ser 2003-B, Cl A4, 2.050%, 03/16/09
Nissan Master Owner Trust Receivables,                             3,000        3,002
Ser 2003-A, Cl A1, 5.259%, 09/15/08 (b)
USAA Auto Owner Trust, Ser 2004-1,                                   628          623
Cl A3, 2.060%, 04/15/08
Volkswagen Credit Auto Master Trust,
Ser 2005-1, Cl A, 5.101%, 07/20/10 (b)                             3,000        3,000
                                                                           ----------
                                                                               13,028
                                                                           ----------
CREDIT CARD ABS (2.1%)
Discover Card Master Trust I, Ser                                  2,500        2,500
2005-3, Cl A, 5.219%, 05/15/11 (b)
GE Capital Credit Card Master Note
Trust, Ser 2004-1, Cl A, 5.249%,
06/15/10 (b)                                                       2,500        2,501
                                                                           ----------
                                                                                5,001
                                                                           ----------
DIVERSIFIED FINANCIAL SERVICES (6.0%)
College Loan Corp. Trust, Ser 2005-1,                              2,000        2,001
Cl A1, 5.130%, 01/25/14 (b)
College Loan Corp. Trust, Ser 2005-2,                              1,353        1,353
Cl A1, 5.087%, 01/15/15 (b)
Morgan Stanley Capital I, Ser                                      1,710        1,710
2006-NC2, Cl A2A, 5.393%, 02/25/36 (b)
Morgan Stanley Captial I, Ser                                      3,670        3,671
2006-HE2, Cl A2A, 5.393%, 03/25/36 (b)
Nelnet Student Loan Trust, Ser 2005-4,                             1,852        1,855
Cl A1, 5.437%, 12/22/18 (b)
SLC Student Loan Trust, Ser 2005-2,                                2,369        2,355
Cl A1, 5.329%, 03/15/18 (b)
SLM Student Loan Trust, Ser 1998-1,
Cl A2, 5.796%, 10/25/11 (b)                                        1,538        1,549
                                                                           ----------
                                                                               14,494
                                                                           ----------

HOME EQUITY ABS (9.3%)
Aames Mortgage Investment Trust, Ser                                 932          932
2005-4, Cl 2A1, 5.443%, 10/25/35 (b)
Aegis Asset Backed Securities Trust, Ser                             152          152
2005-2, Cl 1A1, 5.423%, 06/25/35 (b)
Centex Home Equity, Ser 2005-C, Cl                                   320          320
AV1, 5.413%, 06/25/35 (b)
Centex Home Equity, Ser 2005-D, Cl                                 1,056        1,057
AV1, 5.433%, 10/25/35 (b)
Countrywide Home Equity Loan Trust,                                  837          838
Ser 2005-A, Cl A2, 5.439%, 02/15/30 (b)
Fieldstone Mortgage Investment Corp,                               2,343        2,342
Ser 2006-1, Cl A1, 5.402%, 05/25/36 (b)
GSAA Home Equity Trust, Ser 2006-9,                                4,538        4,537
Cl A1, 5.131%, 06/25/36 (b)
Household Home Equity Loan Trust,                                  1,469        1,472
Ser 2005-C, Cl A, 5.557%, 01/20/34 (b)
JP Morgan Mortgage Acquisition Corp.,                              1,757        1,756
Ser 2006-WMC1, Cl A2, 5.393%,
03/25/36 (b)
Master Asset Backed Securities Trust,                                861          861
Ser 2005-AB1, Cl A1A, 5.473%,
10/25/32 (b)
Master Asset Backed Securities Trust,                              2,210        2,209
Ser 2006-WMC1, Cl A1, 5.393%,
02/25/36 (b)
Residential Asset Mortgage Products,                               1,591        1,592
Inc., Ser 2006-NC1, Cl A1, 5.402%,
01/25/36 (b)
Residential Asset Securities Corp., Ser                            1,324        1,325
2005-KS8, Cl A1, 5.433%, 07/25/26 (b)
Residential Funding Mortgage                                       1,659        1,659
Securities, Ser 2006-HSA1, Cl A1,
5.433%, 11/25/35 (b)
Soundview Home Equity Loan Trust,
Ser 2006-0PT2, Cl A1, 5.393%, 05/25/36 (b)                         1,574        1,574
                                                                           ----------
                                                                               22,626
                                                                           ----------
OTHER ABS (0.0%)
CIT Equipment Collateral, Ser
2003-VT1, Cl A3A, 5.397%, 04/20/07 (b)                                36           36
                                                                           ----------
TOTAL ASSET BACKED SECURITIES (COST $55,212)                                   55,185
                                                                           ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (7.9%)
Adjustable Rate Mortgage Trust, Ser                                  709          701
2005-7, Cl 7A21, 5.573%, 10/25/35 (b)
Bear Stearns Alternative-A Trust, Ser                              2,454        2,450
2006-2, Cl 23A1, 5.991%, 03/25/36 (b)
Bear Stearns Commercial Mortgage                                   1,071        1,052
Securities, Ser 2005-T20, Cl A1, 4.940%,
10/12/42
Countywide Home Loans, Ser 2002-39,                                  603          599
Cl A16, 5.000%, 02/25/33
Deutsche Mortgage & Asset Receiving                                1,875        1,897
Corp., Ser 1998-C1, Cl B, 6.664%,
06/15/31 (b)

First Horizon Alternative Mortgage                                   857          845
Securities, Ser 2005-AA3, Cl 2A1,
5.185%, 05/25/35 (b)
First Horizon Alternative Mortgage                                 1,745        1,719
Securities, Ser 2005-AA7, Cl 2A1,
5.433%, 09/25/35 (b)
Indymac Loan Trust, Ser 2006-L1, Cl                                2,148        2,148
A1, 5.398%, 04/25/11 (b)
J.P. Morgan Chase Commercial                                         998          974
Mortgage Securities, Ser 2005-LDP1, Cl
A1, 4.116%, 03/15/46
Morgan Stanley Capital I, Ser                                      1,237        1,220
2006-HQ8, Cl A1, 5.124%, 03/12/44
Opteum Mortgage Acceptance Corp., Ser                              1,662        1,663
2005-4, Cl 1A1A, 5.492%, 11/25/35 (b)
Washington Mutual, Ser 2005-AR4, Cl                                  537          535
A1, 3.624%, 04/25/35 (b)
Wells Fargo Mortgage Backed Securities                             1,125        1,072
Trust, Ser 2004-S, Cl A5, 3.540%,
09/25/34 (b)
Wells Fargo Mortgage Backed Securities
Trust, Ser 2006-AR8, Cl 2A4, 5.240%,
04/25/36 (b)                                                       2,370        2,339
                                                                           ----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $19,357)                       19,214
                                                                           ----------
COMMERCIAL PAPERS (1.2%)
DIVERSIFIED FINANCIAL SERVICES (1.2%)
Morgan Stanley, 5.288%, 07/10/06 (c)                               3,000        2,996
                                                                           ----------
TOTAL COMMERCIAL PAPERS (COST $2,996)                                           2,996
                                                                           ----------
CORPORATE BONDS (25.4%)
AUTO MANUFACTURERS (1.0%)
American Honda Finance Corp.,
5.208%, 01/16/07 (b)(d)                                            2,500        2,502
                                                                           ----------
BANKS (3.7%)
Bank One Corp., 7.600%, 05/01/07                                   1,000        1,015
BankBoston Corp., 6.500%, 12/19/07                                   765          773
Wachovia Corp., 5.170%, 07/20/07 (b)                               2,500        2,502
Wells Fargo & Co., 5.340%, 03/10/08 (b)                            3,000        3,001
World Savings Bank FSB, 5.077%,
10/19/07 (b)                                                       1,700        1,700
                                                                           ----------
                                                                                8,991
                                                                           ----------
COMMERCIAL SERVICES (0.2%)
ERAC USA Finance Co., 7.350%,
06/15/08 (d)                                                         375          385
                                                                           ----------
DIVERSIFIED FINANCIAL SERVICES (13.7%)
Allstate Life Global Funding Trusts, Ser                           2,000        2,000
2006-1, 5.489%, 03/23/09 (b)
American Express Centurion Bank,                                   2,150        2,153
5.288%, 11/16/07 (b)
Bear Stearns & Co., Inc. (The), 5.299%,                            2,500        2,505
04/29/08 (b)
Capital One Financial Corp., 8.750%,                                 500          508
02/01/07

CIT Group, Inc., 4.000%, 05/08/08                                    775          752
CIT Group, Inc., 5.380%, 06/08/09 (b)                              2,375        2,375
Countrywide Home Loan, Inc., Ser M,                                1,075        1,075
5.380%, 08/25/06 (b)
Credit Suisse First Boston USA, Inc.,                              1,065        1,079
6.500%, 06/01/08
General Electric Capital Corp., 4.125%,                            1,500        1,465
03/04/08
General Electric Capital Corp., 5.381%,                            2,250        2,249
03/16/09 (b)(e)
Golden West Financial Corp., 4.125%,                                 550          540
08/15/07
Goldman Sachs Group, Inc. (The),                                   1,000          979
4.125%, 01/15/08
Goldman Sachs Group, Inc. (The),                                   2,250        2,251
5.527%, 12/22/08 (b)
HSBC Finance Corp., 4.125%,                                        1,000          976
03/11/08
International Lease Finance Corp., Ser                             1,250        1,226
Q, 4.625%, 06/02/08
John Deere Capital Corp., 3.900%,                                  1,000          975
01/15/08
JPMorgan Chase & Co., 5.526%,                                      3,000        3,003
12/18/06 (b)
Lehman Brothers Holdings, Inc.,                                      800          779
4.000%, 01/22/08
Lehman Brothers Holdings, Inc.,                                      850          851
5.180%, 10/22/08 (b)
Merrill Lynch & Co., Inc., 4.831%,                                 1,000          982
10/27/08
Residential Capital Corp., 6.125%,                                   500          494
11/21/08
Salomon Smith Barney Holdings,                                       750          760
6.500%, 02/15/08
SLM Corp., Ser A, 5.529%, 09/15/06 (b)                             3,000        3,000
                                                                           ----------
                                                                               32,977
                                                                           ----------
ELECTRIC (0.3%)
Commonwealth Edison, Co., 7.625%,
01/15/07                                                             640          645
                                                                           ----------
ENERGY (0.6%)
Terra, Ser 2006-1A, 5.329%, 06/15/17 (b)(d)                        1,438        1,438
                                                                           ----------
FOOD (0.6%)
Kraft Foods Inc., 4.625%, 11/01/06                                 1,500        1,495
                                                                           ----------
INSURANCE (1.7%)
Lincoln National Corp., 5.120%,                                    1,000        1,000
04/06/09 (b)
MetLife Global Funding, 5.370%,
08/28/06 (b)(d)                                                    3,250        3,250
                                                                           ----------
                                                                                4,250
                                                                           ----------
MEDIA (0.6%)
Comcast Cable Communications, Inc.,                                  980        1,000
8.375%, 05/01/07
Time Warner, Inc., 6.150%, 05/01/07                                  500          502
                                                                           ----------
                                                                                1,502
                                                                           ----------

OIL & GAS (0.4%)
Devon Energy Corp., 2.750%,
08/01/06                                                           1,050        1,048
                                                                           ----------
PIPELINES (0.3%)
Arkla, Inc., 8.900%, 12/15/06                                        660          668
                                                                           ----------
TELECOMMUNICATIONS (2.3%)
BellSouth Corp., 5.295%, 11/15/07 (b)                              1,940        1,942
BellSouth Telecommunication, Inc.,                                   605          606
5.875%, 01/15/09
Sprint Capital Corp., 6.000%,                                      1,500        1,502
01/15/07
Verizon Global Funding Corp., 6.125%,                                575          577
06/15/07
Vodafone Group PLC, 5.590%, 12/28/07 (b)                           1,000        1,000
                                                                           ----------
                                                                                5,627
                                                                           ----------
TOTAL CORPORATE BONDS (COST $61,770)                                           61,528
                                                                           ----------
MASTER NOTES (1.2%)
CASH EQUIVALENT (1.2%)
Bank of America Corp., 5.383% (b)(g)                               3,000        3,000
                                                                           ----------
TOTAL MASTER NOTES (COST $3,000)                                                3,000
                                                                           ----------
U.S. GOVERNMENT AGENCIES (12.4%)
FANNIE MAE (3.1%)
5.000%, 08/23/06, Callable 08/23/06 @ 100                          1,075        1,065
5.150%, 09/21/07, Callable 09/21/06 @ 100 (e)                      5,000        4,976
4.000%, 01/26/09, Callable 01/26/07 @ 100                          1,475        1,424
                                                                           ----------
                                                                                7,465
                                                                           ----------
FEDERAL HOME LOAN BANK (2.0%)
4.000%, 10/15/04                                                     760          736
4.875%, 08/22/07                                                   2,200        2,185
4.900%, 11/21/07, Callable 11/21/06 @ 100                          2,000        1,983
                                                                           ----------
                                                                                4,904
                                                                           ----------
FREDDIE MAC (7.3%)
4.250%, 06/23/06                                                   2,500        2,444
4.500%, 08/22/07, Callable 08/22/06 @ 100 (e)                      1,750        1,729
5.050%, 12/08/08, Callable 12/08/06 @ 100 (e)                      4,740        4,693
4.625%, 12/19/08                                                   2,305        2,262
4.875%, 02/17/09 (e)                                               3,260        3,217
5.500%, 04/24/09, Callable 04/24/07 @ 100                          3,500        3,483
                                                                           ----------
                                                                               17,828
                                                                           ----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $30,452)                                  30,197
                                                                           ----------
U.S. GOVERNMENT AGENCY MORTGAGES (22.0%)
FANNIE MAE (8.6%)
7.510%, 04/01/07                                                   1,248        1,250

6.826%, 11/01/07                                                   1,292        1,294
4.500%, 04/25/09                                                       9            9
5.969%, 06/01/09                                                     740          741
6.595%, 07/01/09                                                   1,676        1,703
3.500%, 06/25/10                                                     547          542
6.250%, 08/25/30                                                     630          631
5.019%, 05/01/32 (b)                                                 390          391
3.662%, 08/01/33 (b)                                                 738          710
5.822%, 09/01/33 (b)                                                 736          750
5.878%, 10/01/33 (b)                                                 928          944
3.344%, 01/01/34 (b)                                                 801          800
3.678%, 01/01/34 (b)                                               4,418        4,421
4.326%, 03/01/34 (b)                                                 849          823
4.137%, 04/01/34 (b)                                               4,805        4,824
4.306%, 06/01/35 (b)                                                 613          599
5.373%, 09/25/35 (b)                                                 528          528
                                                                           ----------
                                                                               20,960
                                                                           ----------
FREDDIE MAC (13.2%)
4.000%, 03/15/10                                                     807          803
3.500%, 05/15/11                                                     349          346
4.000%, 11/15/11                                                     618          606
3.750%, 12/15/11                                                     695          671
5.000%, 02/15/14                                                     570          567
4.500%, 02/15/15 (b)                                               2,100        2,056
5.000%, 05/15/15                                                   2,492        2,484
5.000%, 09/15/15                                                     631          624
4.500%, 11/15/15                                                     744          728
5.500%, 12/15/15                                                      53           53
5.000%, 12/15/17                                                     676          673
5.499%, 01/15/18 (b)                                               3,724        3,734
3.500%, 05/15/19                                                     377          371
5.000%, 12/15/20                                                     704          699
3.000%, 04/15/21                                                   1,672        1,653
3.000%, 04/15/21                                                   1,532        1,515
4.000%, 04/15/21                                                     359          357
4.500%, 04/15/25                                                   2,186        2,138
3.659%, 08/01/33 (b)                                                 692          675
2.995%, 10/01/33 (b)                                               4,999        4,964
4.282%, 03/01/34 (b)                                               1,132        1,100
4.960%, 04/01/34 (b)                                                 269          265
3.701%, 05/01/34 (b)                                               4,911        4,864
                                                                           ----------
                                                                               31,946
                                                                           ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.2%)
5.987%, 02/16/24 (b)                                                 493          497
                                                                           ----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (COST $53,810)                          53,403
                                                                           ----------
U.S. TREASURY OBLIGATIONS (4.5%)
U.S. TREASURY NOTES (4.5%)
3.375%, 02/15/08                                                   1,540        1,497
2.625%, 05/15/08 (e)                                               1,250        1,194
4.375%, 11/15/08 (e)                                               2,245        2,207
4.500%, 02/15/09 (e)                                               4,050        3,985
4.875%, 05/15/09 (e)                                               2,150        2,135
                                                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $11,102)                                 11,018
                                                                           ----------
SHORT-TERM INVESTMENT (10.9%)
CSFB Enhanced Liquidity Portfolio (f)                         26,604,644       26,605
                                                                           ----------
TOTAL SHORT-TERM INVESTMENT (COST $26,605)                                     26,605
                                                                           ----------

MONEY MARKET FUND (2.2%)
Federated Prime Value Obligations Fund, Cl I                5,451,483           5,451
                                                                           ----------
TOTAL MONEY MARKET FUND (COST $5,451)                                           5,451
                                                                           ----------
TOTAL INVESTMENTS (COST $269,755) (a) - 110.5%                                268,597
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.5)%                               (25,616)
                                                                           ----------
NET ASSETS - 100.0%                                                        $  242,981
                                                                           ==========

----------
(a) Cost for federal income tax purposes is $269,656 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $   214
Unrealized Depreciation..................    (1,273)
                                            -------
Unrealized Appreciation (Depreciation)...   $(1,059)
                                            =======

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) This security or a partial position of the security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 in thousands was $25,830.

(f) This security was purchased with cash collateral held from securities lending.

(g)  Perpetual Maturity.

Cl  - Class
PLC - Public Limited Company
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
MUNICIPAL BONDS (101.0%)
VIRGINIA (98.3%)
Albemarle County Industrial                                 $         55   $       55
Development Authority, Residential Care
Facilities, Ser A, RB, 5.000%, 01/01/07,
Callable 08/25/06 @ 100.5
Arlington County Industrial                                        2,000        2,000
Development Authority, Hospital
Facilities, RB, 5.500%, 07/01/06
Arlington County Industrial                                        2,000        2,114
Development Authority, Hospital
Facilities, RB, 5.500%, 07/01/11
Arlington County Industrial                                        2,225        2,389
Development Authority, Hospital
Facilities, RB, 5.500%, 07/01/17,
Refunded 07/01/11 @ 101
Arlington County Industrial                                        2,785        2,863
Development Authority, Resource
Recovery, Ser B, RB, AMT, 5.375%,
01/01/11, Callable 07/01/08 @ 101
Bedford County Economic Development                                2,890        3,065
Authority, Public Facilities Lease, RB,
5.250%, 05/01/24, Callable 01/01/16 @
100, MBIA
Chesapeake Bay Bridge & Tunnel                                     1,000        1,000
Commission, Ser A39, RB, 4.010%,
07/01/25, MBIA (b)
Chesapeake Water & Sewer Project, GO,                              2,465        2,580
5.000%, 12/01/19, Callable 12/01/14 @ 101
Chesapeake, GO, 5.400%, 12/01/08                                   2,500        2,589
Chesterfield County, Public                                        3,440        3,654
Improvement, GO, 5.000%, 01/01/14
Clarke County Industrial Development                                 870          870
Authority, Hospital Facilities, Winchester
Medical Center Project, RB, 3.980%,
01/01/30, FSA (b)
Fairfax County Industrial Development                                810          828
Authority, Health Care, Inova Health
System Project, RB, 6.000%, 08/15/26,
Callable 08/15/06 @ 102
Fairfax County Water Authority, RB,                                5,590        5,784
6.000%, 04/01/22, Callable 04/01/07 @ 102
Fauquier County Industrial Development                             1,180        1,183
Authority, RB, 5.000%, 10/01/06, Radian
Front Royal & Warren County                                        2,485        2,552
Development Authority, Ser B, RB,
5.000%, 04/01/23, Callable 04/01/14 @ 100

Greater Richmond Convention Center                                 3,185        3,447
Authority, Hotel Tax, RB, 6.000%,
06/15/13, Refunded 06/15/10 @ 101
Greater Richmond Convention Center                                 1,575        1,656
Authority, Hotel Tax, RB, 5.000%,
06/15/14, MBIA
Greater Richmond Convention Center                                 2,855        2,993
Authority, Hotel Tax, RB, 5.000%,
06/15/16, Callable 06/15/15 @ 100, MBIA
Halifax County Industrial Development                              1,125        1,123
Authority, RB, 3.000%, 09/01/06
Hampton, Ser A, GO, 5.500%,                                        1,275        1,378
07/15/18, Callable 07/15/12 @ 101
Hanover County Industrial Development                              5,100        5,842
Authority, Regional Medical Care Project,
RB, 6.375%, 08/15/18, MBIA
Henrico County Economic Development                                  750          742
Authority, Residential Care Facilities,
Virginia Baptist Homes, Ser A, RB, 4.500%,
07/01/10, Callable 07/01/07 @ 101
Henrico County Economic Development                                1,750        1,748
Authority, Residential Care Facilities,
Virginia Baptist Homes, Ser B, RB, 4.750%,
07/01/40, Callable 12/01/07 @ 101
Henrico County Economic Development                                  525          527
Authority, Residential Care Facilities, Ser
A, RB, 4.250%, 06/01/07
Henrico County Economic Development                                1,000        1,023
Authority, Residential Care Facilities, Ser
A, RB, 5.000%, 06/01/10
Henrico County Economic Development                                1,040        1,102
Authority, Residential Care Facilities, Ser
A, RB, 6.500%, 06/01/22, Callable
06/01/12 @ 100
Henrico County Industrial Development                              2,500        2,531
Authority, Bon Governmental Projects,
Ser B, RB, 5.150%, 06/01/07, Callable
08/25/06 @ 102, MBIA
Henrico County, GO, 5.000%, 01/15/08                               2,220        2,261
King George County Industrial                                        900          900
Development Authority, Exempt Facility,
Birchwood Power Partners, Ser B, RB,
AMT, 4.010%, 12/01/24, LOC: Bank of
Nova Scotia (b)
Lexington Industrial Development                                   3,080        3,081
Authority, Hospital Facility, Ser E01,
RB, 4.030%, 07/01/30, Callable 07/01/10
@ 102, LOC: Wachovia Bank NA (b)
Loudoun County Industrial Development                                300          300
Authority, Howard Hughes Medical
Institute Project, Ser D, RB, 3.980%,
02/15/38 (b)

Loudoun County Industrial Development                              1,000        1,106
Authority, Loudoun Hospital Center,
RB, 6.000%, 06/01/22, Prerefunded
06/01/12 @ 101
Loudoun County Industrial Development                              1,000        1,049
Authority, Residential Care Facilities,
Ser A, RB, 6.000%, 08/01/24, Callable
08/01/14 @ 100
Loudoun County Industrial Development                              1,100        1,110
Authority, Residential Care Facilities,
Ser B, RB, 5.000%, 08/01/28, Callable
08/01/07 @ 101
Loudoun County Sanitation Authority,                               3,165        3,262
Water & Sewage, RB, 5.000%, 01/01/25,
Callable 01/01/15 @ 100
Loudoun County, Public Improvement,                                3,500        3,724
Ser B, GO, 5.000%, 06/01/14
Loudoun County, Public Improvement,                                4,635        4,926
Ser B, GO, 5.000%, 06/01/16, Callable
06/01/15 @ 100
Louisa Industrial Development                                        650          659
Authority, Pollution Control, Virginia Electric
& Power Co., RB, 5.250%, 12/01/08,
Callable 11/08/06 @ 101
Lynchburg, GO, 3.875%, 07/15/08,                                   2,985        2,988
Callable 07/15/07 @ 100
Montgomery County Industrial                                       1,865        2,000
Development Authority, RB, 5.500%,
01/15/18, Callable 01/15/12 @ 101,
AMBAC
Newport News, GO, 5.250%, 07/01/15                                 3,000        3,241
Peninsula Ports Authority, Residential                             3,520        4,226
Care Facility, Ser A, RB, 7.375%,
12/01/23, Refunded 12/01/13 @ 100
Peninsula Ports Authority, Residential                             1,000          998
Care Facility, Ser C, RB, 5.375%,
12/01/21, Callable 12/01/16 @ 100
Peninsula Ports Authority, Residential                             1,000        1,000
Care Facility, Ser C, RB, 5.375%,
12/01/26, Callable 12/01/16 @ 100
Portsmouth, Ser A, GO, 5.000%, 04/01/14                            2,005        2,125
Richmond, GO, 5.500%, 01/15/12,                                    2,500        2,679
Callable 01/15/11 @ 101, FSA
Richmond, GO, 5.500%, 01/15/18,                                    2,755        2,933
Callable 01/15/11 @ 101, FSA
Roanoke Industrial Development                                     2,000        2,157
Authority, Carilion Health System, Ser A,
RB, 5.750%, 07/01/13, Callable
07/01/12 @ 100
Roanoke Industrial Development                                     2,000        2,152
Authority, Carilion Health System, Ser A,
RB, 5.750%, 07/01/14, Callable
07/01/12 @ 100
Roanoke Industrial Development                                     2,000        2,106
Authority, Carilion Health System, Ser A,
RB, 5.500%, 07/01/18, Callable
07/01/12 @ 100

Roanoke Public Improvement, Ser B,                                 2,500        2,602
GO, 5.000%, 02/01/24, Callable 02/01/15 @ 101
Russell County Industrial Development                              1,000          993
Authority, Pollution Control, Appalachian
Power Co. Project, Ser I, RB, 2.700%,
11/01/07, Mandatory Put 11/01/06 @ 100
Southeastern Public Service Authority,                             1,660        1,701
Ser A, RB, 5.100%, 07/01/08, MBIA
Southwest Regional Jail Authority                                  1,750        1,747
Facilities, RB, 3.000%, 09/01/06
Spotsylvania County Water & Sewer,                                 2,635        2,707
RB, 5.000%, 06/01/26, FSA
Tobacco Settlement Financing Corp.,                                  950          945
RB, 4.000%, 06/01/13
Tobacco Settlement Financing Corp.,                                1,750        1,781
RB, 5.250%, 06/01/19, Callable 06/01/15
@ 100
Tobacco Settlement Financing Corp.,                                2,500        2,562
RB, 5.500%, 06/01/26, Callable 06/01/15
@ 100
Virginia Beach Development Authority,                              1,650        1,758
Ser A, RB, 5.375%, 08/01/16, Callable
08/01/12 @ 100
Virginia Beach, Public Improvement,                                2,500        2,636
Ser B, GO, 5.000%, 05/01/13
Virginia College Building Authority,                               3,090        3,379
Educational Facilities Project, RB,
5.375%, 01/01/21, Callable 01/01/16 @ 100
Virginia College Building Authority,                               4,510        4,751
Educational Facilities Project, Ser A, RB,
5.000%, 02/01/15, Callable 02/01/14 @ 100
Virginia College Building Authority,                               3,000        3,125
Educational Facilities, Public Higher
Education Financing Program, Ser A, RB,
5.000%, 09/01/10
Virginia Commonwealth Transportation                               3,000        3,173
Board, Northern Virginia Transportation
District, Ser A, RB, 5.000%, 05/15/14
Virginia Housing Development                                         750          750
Authority, Commonwealth Mortgage,
Ser A, RB, AMT, 2.000%, 07/01/06
Virginia Housing Development                                       2,000        2,004
Authority, Commonwealth Mortgage, Ser
E, Subser E-1, RB, AMT, 3.950%, 04/01/08
Virginia Housing Development                                       1,250        1,292
Authority, Multifamily, Ser E, RB,
AMT, 5.350%, 11/01/11, Callable
01/01/08 @ 102
Virginia Housing Development                                       3,500        3,583
Authority, Multifamily, Ser H, RB,
AMT, 5.625%, 11/01/18, Callable
11/01/09 @ 100
Virginia Housing Development                                       1,950        1,979

Authority, Multifamily, Ser I, RB,
AMT, 4.875%, 11/01/12, Callable
01/01/09 @ 101
Virginia Polytechnic Institute & State                             1,095        1,153
University, Ser D, RB, 5.125%,
06/01/21, Callable 06/01/14 @ 101,
AMBAC
Virginia Port Authority, Commonwealth                              2,000        2,020
Port Fund, RB, AMT, 5.900%,
07/01/16, Refunded 07/01/06 @ 101
Virginia Public School Authority,                                  1,000        1,021
Ser B, RB, 5.125%, 08/01/13,
Prerefunded 08/01/06 @ 102,
Virginia Public School Authority, Ser                              2,910        3,040
B, RB, 5.000%, 08/01/13, Callable
08/01/10 @ 101
Virginia Small Business Financing                                  1,000        1,000
Authority, Virginia Museum of Fine Arts
Foundation, RB, 3.960%, 08/01/35,
LOC: Wachovia Bank NA (b)
Virginia State Public Building                                     1,000        1,057
Authority, Public Facilities, Ser C, RB,
5.000%, 08/01/14
Virginia State Resource Authority,                                 2,185        2,251
Senior Infrastructure, Ser B, RB, 5.000%,
11/01/26, Callable 11/01/14 @ 100
Winchester, Public Improvement, GO,                                2,580        2,716
5.000%, 11/01/18, Callable 11/01/15 @
100, FGIC
York County Industrial Development
Authority, Pollution Control Project, RB,
5.500%, 07/01/09, Callable 11/08/06 @ 101                            740          751
                                                                           ----------
                                                                              167,098
                                                                           ----------
PUERTO RICO (2.7%)
Puerto Rico Commonwealth Highway &                                 1,500        1,500
Transportation Authority, Ser AA, RB,
5.000%, 07/01/06
Puerto Rico Municipal Finances
Agency, Ser A, GO, 5.000%, 08/01/22,
Callable 08/01/15 @ 100, FSA                                       3,000        3,115
                                                                           ----------
                                                                                4,615
                                                                           ----------
TOTAL MUNICIPAL BONDS (COST $171,236)                                         171,713
                                                                           ----------
MONEY MARKET FUND (0.6%)
Federated Virginia Municipal Cash
Trust, Institutional Class                                     1,070,826        1,071
                                                                           ----------
TOTAL MONEY MARKET FUND (COST $1,071)                                           1,071
                                                                           ----------
TOTAL INVESTMENTS (COST $172,307) (a) - 101.6%                                172,784
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%                                 (2,645)
                                                                           ----------
NET ASSETS - 100.0%                                                        $  170,139
                                                                           ==========

----------
(a) Cost for federal income tax purposes is $172,290 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $1,785
Unrealized Depreciation..................   (1,291)
                                            ------
Unrealized Appreciation (Depreciation)...   $  494
                                            ======

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation
AMT   - Alternative Minimum Tax Paper
FGIC  - Security insured by the Financial Guaranty Insurance Company
FSA   - Security insured by Financial Security Assurance
GO    - General Obligation
LOC   - Line of Credit
MBIA  - Security insured by the Municipal Bond Insurance Association
RB    - Revenue Bond
Ser   - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
VIRGINIA MUNICIPAL BOND FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
MUNICIPAL BONDS (100.3%)
DISTRICT OF COLUMBIA (1.9%)
Metropolitan Washington Airports
Authority, Airport System, Ser A, RB,
AMT, 5.500%, 10/01/27, Callable
10/01/11 @ 101                                              $      1,000   $    1,049
                                                                           ----------
VIRGINIA (96.4%)
Amherst County Service Authority, RB,                                500          518
6.000%, 12/15/20, Callable 12/15/10 @ 102
Amherst County Service Authority, RB,                              1,750        1,797
6.000%, 12/15/30, Callable 12/15/10 @ 102
Blacksburg Polytechnic Institute                                     500          501
Sanitation Authority, Sewer System, RB,
4.150%, 11/01/06
Bristol Utility System, RB, 5.250%,                                1,000        1,053
07/15/23, Callable 07/15/13 @ 100, MBIA
Chesapeake Bay Bridge & Tunnel                                       495          495
Commission, Ser A39, RB, 4.010%,
07/01/25, MBIA (b)
Fairfax County Sewer, RB, 5.800%,                                  1,000        1,021
07/15/22, Refunded 07/15/06 @ 102, MBIA
Fairfax County, GO, 5.000%, 01/15/26,                              1,000        1,034
Callable 01/15/15 @ 100
Fairfax County, Ser A, GO, 5.000%,                                 1,000        1,056
04/01/16, Callable 04/01/14 @ 100
Greater Richmond Convention Center                                   550          565
Authority, Hotel Tax, RB, 5.500%,
06/15/08
Greater Richmond Convention Center                                 1,000        1,026
Authority, Hotel Tax, RB, 5.000%,
06/15/25, Callable 06/15/15 @ 100, MBIA
Greater Richmond Convention Center                                 1,200        1,304
Authority, Hotel Tax, RB, 6.125%,
06/15/25, Refunded 06/15/10
Hampton Virginia Golf Course, RB,                                    866          883
6.000%, 12/01/12
Hanover County Industrial Development                              1,000        1,144
Authority, Regional Medical Project,
RB, 6.375%, 08/15/18, MBIA
Henrico County Economic Development                                  400          423
Authority, Ser A, RB, 5.850%, 07/20/19,
Callable 07/20/09 @ 102, GNMA

Henrico County Economic Development                                  500          532
Authority, Ser A, RB, 5.900%, 07/20/29,
Callable 07/20/09 @ 102, GNMA
Henrico County Industrial Development                                985          966
Authority, RB, AMT, 3.350%, 03/01/16,
Callable 08/25/06 @ 100, LOC: First
Union National Bank
Henry County Public Service Authority,                             1,500        1,604
Water & Sewer, RB, 5.250%, 11/15/13, FSA
Loudon County Industrial Development                                 500          500
Authority, Howard Hughes Medical
Institute Project, Ser D, RB, 3.980%,
02/15/38 (b)
Loudoun County Industrial Development                              1,110        1,175
Authority, Public Safety Facilities Lease,
Ser A, RB, 5.250%, 12/15/17, Callable
06/15/14 @ 100
Loudoun County Industrial Development                                750          787
Authority, Residential Care Facilities,
Ser A, RB, 6.000%, 08/01/24, Callable
08/01/14 @ 100
Loudoun County Public Improvement,                                 1,000        1,058
Ser B, GO, 5.000%, 06/01/17, Callable
06/01/15 @ 100
Lynchburg Industrial Development                                   1,015        1,044
Authority, Healthcare Facilities, Centra
Health, RB, 5.200%, 01/01/23,
Prerefunded 01/01/08 @ 101
Newport News Redevelopment &                                         500          513
Housing Authority, RB, 5.850%,
12/20/30, Callable 08/20/07 @ 102, GNMA
Peninsula Ports Authority, Residential                             1,000        1,200
Care Facility, Ser A, RB, 7.375%,
12/01/23, Refunded 12/01/13 @ 100
Pittsylvania County, Ser B, GO,                                    1,000        1,084
5.625%, 03/01/15, Callable 03/01/11 @
102, MBIA
Prince William County Virginia,                                    1,055        1,131
Industrial Development Authority, ATCC
Lease Project, RB, 5.250%, 02/01/16
Richmond Industrial Development                                    1,000        1,047
Authority, Student Housing, RB,
5.450%, 01/01/21, Callable 01/01/11 @ 102
Richmond Public Utility, RB, 5.000%,                               1,000        1,034
01/15/23, Callable 01/15/15 @ 100, FSA
Richmond, GO, 5.500%, 01/15/15,                                    1,290        1,377
Callable 01/15/11 @ 101
Richmond, GO, 5.500%, 01/15/18,                                    1,000        1,065
Callable 01/15/11 @ 101, FSA
Roanoke Industrial Development                                     1,000        1,057
Authority, Carilion Health System, Ser A,

RB, 5.500%, 07/01/16, Callable
07/01/12 @ 100, MBIA
Roanoke Industrial Development                                     1,000        1,052
Authority, Carilion Health System, Ser A,
RB, 5.500%, 07/01/21, Callable
07/01/12 @ 100, MBIA
Southeastern Public Service Authority,                             1,000        1,024
Ser A, RB, 5.100%, 07/01/08, MBIA
Spotsylvania County Water & Sewer                                  1,000        1,060
Systems, RB, 5.000%, 06/01/15, FSA
Spotsylvania County Water & Sewer,                                 1,000        1,028
RB, 5.000%, 06/01/26, FSA
Tobacco Settlement Financing Corp.,                                  850          845
RB, 4.000%, 06/01/13
Tobacco Settlement Financing Corp.,                                  240          244
RB, 5.250%, 06/01/19, Callable 06/01/15
@ 100
Tobacco Settlement Financing Corp.,                                1,000        1,025
RB, 5.500%, 06/01/26, Callable 06/01/15
@ 100
University of Virginia, RB, 5.000%,                                1,000        1,055
06/01/17, Callable 06/01/15 @ 100
Upper Occoquan Sewer Authority, RB,                                1,000        1,039
5.000%, 07/01/21, Callable 07/01/15 @
100, FSA
Upper Occoquan Sewer Authority, RB,                                1,000        1,032
5.000%, 07/01/25, Callable 07/01/15 @
100, FSA
Virginia College Building Authority,                               1,245        1,296
Educational Facilities, Public Higher
Education Financing Program, Ser A, RB,
5.000%, 09/01/10
Virginia Commonwealth Transportation                               1,435        1,517
Board, Oak Grove Connector
Transportation Program, Ser A, RB,
5.000%, 05/15/14
Virginia Commonwealth Transportation                               1,000        1,062
Board, Ser A, RB, 5.375%, 05/15/12,
Callable 05/15/11 @ 100
Virginia Commonwealth Transportation                               1,000        1,061
Board, Ser A, RB, 5.000%, 09/28/15
Virginia Housing Development                                       1,000        1,002
Authority, Commonwealth Mortgage, Ser
E, Subser E-1, RB, AMT, 3.950%,
04/01/08
Virginia Polytechnic Institute & State                             1,000        1,053
University, Ser D, RB, 5.125%,
06/01/21, Callable 06/01/14 @ 101, AMBAC
Virginia Port Authority, Commonwealth                              1,000        1,010
Port Fund, RB, AMT, 5.900%,
07/01/16, Refunded 07/01/06 @ 101
Virginia Public School Authority,                                  1,000        1,059
5.000%, 08/01/15
Virginia Public School Authority, Ser                              1,365        1,405
A, RB, 5.000%, 08/01/24, Callable
08/01/14 @ 100

Virginia Resources Authority,                                      1,250        1,287
Infrastructure, RB, 5.000%, 11/01/22,
Callable 11/01/13 @ 100
Virginia Resources Authority,                                      1,500        1,612
Infrastructure, Ser A, RB, 5.800%,
05/01/30, Callable 05/01/11 @ 101, MBIA
Virginia State Public Building
Authority, Public Facilities, Ser C, RB,
5.000%, 08/01/14                                                   1,000        1,057
                                                                           ----------
                                                                               53,819
                                                                           ----------
PUERTO RICO (2.0%)
Puerto Rico Public Building Authority,
Ser C, RB, 5.500%, 07/01/15, CFIG                                  1,025        1,125
                                                                           ----------
TOTAL MUNICIPAL BONDS (COST $55,488)                                           55,993
                                                                           ----------
MONEY MARKET FUND (0.5%)
Federated Virginia Municipal Cash
Trust, Institutional Class                                       285,746          286
                                                                           ----------
TOTAL MONEY MARKET FUND (COST $286)                                               286
                                                                           ----------
TOTAL INVESTMENTS (COST $55,774) (a) - 100.8%                                  56,279
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%                                   (424)
                                                                           ----------
NET ASSETS - 100.0%                                                        $   55,855
                                                                           ==========

----------
(a) Cost for federal income tax purposes is $55,765 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 934
Unrealized Depreciation..................    (420)
                                            -----
Unrealized Appreciation (Depreciation)...   $ 514
                                            =====


(b) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation
AMT   - Alternative Minimum Tax Paper
FSA   - Security insured by Financial Security Assurance
GNMA  - Security insured by the Government National Mortgage Association
GO    - General Obligation
LOC   - Line of Credit
MBIA  - Security insured by the Municipal Bond Insurance Association
RB    - Revenue Bond
Ser   - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
PRIME QUALITY MONEY MARKET FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
CERTIFICATES OF DEPOSIT (10.3%)
BANKS (10.3%)
Calyon, Inc. NY, 4.780%, 01/12/07                           $     50,000   $   50,003
Canadian Imperial Bank NY, 5.300%,                                50,000       50,000
01/29/07 (b)
Credit Agricole SA, 4.805%, 01/29/07                              50,000       50,000
Credit Agricole SA, 5.545%, 03/19/07                              50,000       50,002
Credit Suisse NY, 4.800%, 01/16/07                                39,000       39,001
Credit Suisse NY, 5.210%, 03/29/07                                50,000       50,002
Deutsche Bank AG, 4.805%, 02/21/07                                75,000       74,968
National City Bank, 5.180%, 10/12/06 (b)                          50,000       50,006
Nordea Bank Finland NY, 4.820%,                                   50,000       50,001
01/30/07
Royal Bank of Scotland NY, 4.755%,                                25,000       25,001
10/27/06
Royal Bank of Scotland NY, 4.840%,                                50,000       50,000
01/30/07
Societe Generale NY, 5.320%, 11/30/06 (b)                         50,000       50,000
Societe Generale NY, 5.380%, 06/01/07 (b)                         50,000       50,000
Swedbank, 4.865%, 02/02/07                                        50,000       50,001
Wells Fargo Bank NA, 5.300%, 01/19/07 (b)                         50,000       50,000
                                                                           ----------
TOTAL CERTIFICATES OF DEPOSIT (COST $738,985)                                 738,985
                                                                           ----------
COMMERCIAL PAPERS (33.4%)
BANKS (6.9%)
ANZ National International Ltd.,                                   7,850        7,840
4.942%, 07/10/06 (c)(d)
Depfa Bank PLC, 5.030%, 07/13/06 (c)(d)                           50,000       49,918
DnB Nor Bank ASA, 5.185%, 10/02/06 (c)                             8,044        7,936
DnB Nor Bank ASA, 5.215%, 11/16/06 (c)                            30,000       29,416
Fortis Banque Luxembourg, 5.229%,                                 50,000       49,268
10/12/06 (c)
HBOS Treasury Services PLC, 5.356%,                               50,000       49,218
10/16/06 (c)
Santander Central Hispano International                           50,000       49,886
Ltd., 4.923%, 07/18/06 (c)
Santander Central Hispano International                           50,000       49,726
Ltd., 5.115%, 08/09/06 (c)
Societe Generale North America,                                   50,000       49,586
4.662%, 09/05/06 (c)

Spintab AB, 5.256%, 08/01/06 (c)                                   9,250        9,208
Spintab AB, 5.208%, 10/17/06 (c)                                  30,000       29,541
Swedbank, 4.730%, 07/19/06 (c)                                    50,000       49,884
Westpac Banking Corp., 5.026%,                                    15,700       15,689
07/06/06 (c)(d)
Westpac Banking Corp., 5.372%, 12/12/06 (c)(d)                    52,000       50,762
                                                                           ----------
                                                                              497,878
                                                                           ----------
DIVERSIFIED FINANCIAL SERVICES (23.8%)
Alliance & Leicester PLC, 5.433%,                                 25,000       24,717
09/15/06 (c)(d)
Atlantis One Funding, 5.156%,                                      2,550        2,526
09/07/06 (c)(d)
Barton Capital LLC, 5.085%, 07/03/06 (c)(d)                       30,000       29,992
Barton Capital LLC, 5.114%, 07/05/06 (c)(d)                       75,000       74,957
Bear Stearns & Co., Inc., 5.373%,                                 50,000       50,000
09/15/06 (b)(d)
Chesham Finance LLC, 5.402%,                                      40,000       39,988
07/03/06 (c)(d)
CIT Group, Inc, 5.102%, 07/07/06 (c)                              51,575       51,531
CIT Group, Inc., 5.373%, 09/07/06 (c)                             34,770       34,421
CitiFinancial, 5.228%, 09/05/06 (c)                               36,160       35,818
Cullinan Finance Corp., 5.004%,                                    8,940        8,935
07/05/06 (c)(d)
Cullinan Finance Corp., 5.145%,                                   38,186       38,132
07/11/06 (c)(d)
Cullinan Finance Corp., 5.124%,                                   13,068       13,000
08/07/06 (c)(d)
Davis Square Funding Ltd., 5.115%,                                50,000       49,887
07/17/06 (c)(d)
Davis Square Funding Ltd., 5.320%,                                50,000       49,475
09/11/06 (c)(d)
Dresdner US Finance, Inc., 5.338%,                                50,000       49,625
08/21/06 (c)
Dresdner US Finance, Inc., 5.188%,                                 3,300        3,255
10/05/06 (c)
Fairway Finance Corp., 5.015%,                                    10,390       10,286
09/13/06, LOC: Bank of Montreal (c)(d)
Five Finance, Inc., 5.004%, 07/05/06 (c)(d)                       41,500       41,477
Five Finance, Inc., 5.438%, 09/18/06 (c)(d)                       19,000       18,776
Five Finance, Inc., 5.446%, 09/25/06 (c)(d)                       12,000       11,846
Fountain Square Commercial Funding                                25,000       24,626
Corp., 5.324%, 10/12/06 (c)(d)
Grampian Funding LLC, 5.145%,                                     48,563       48,248
08/16/06 (c)(d)
Grampian Funding LLC, 5.227%,                                     30,000       29,440
11/10/06 (c)(d)
Grampian Funding LLC, 5.289%,                                     75,000       73,506
11/17/06 (c)(d)
Greenwich Capital Holdings, Inc.,                                 50,000       50,000
5.069%, 08/25/06 (b)(d)
Greenwich Capital Holdings, Inc.,                                 25,000       25,000
5.110%, 09/11/06 (b)(d)

Irish Life & Permanent PLC, 5.094%,                               22,250       22,197
07/18/06 (c)(d)
Irish Life & Permanent PLC, 5.197%,                               24,500       24,123
10/18/06 (c)(d)
Irish Life & Permanent PLC, 5.554%,                               50,000       48,760
12/13/06 (c)(d)
Ixis Commercial Paper, 5.251%,                                     8,500        8,277
01/03/07 (c)(d)
K2 (USA) LLC, 5.467%, 09/25/06 (c)(d)                             40,000       39,485
Kitty Hawk Funding Corp., 5.110%,                                  5,367        5,364
07/05/06 (c)(d)
Kitty Hawk Funding Corp., 5.162%,                                 10,999       10,982
07/12/06 (c)(d)
Kitty Hawk Funding Corp., 5.224%,                                  9,429        9,407
07/17/06 (c)(d)
Klio III Funding Corp., 5.135%,                                   17,480       17,401
08/02/06 (c)(d)
Klio III Funding Corp., 5.134%,                                   25,000       24,870
08/07/06 (c)(d)
Liquid Funding Ltd., 5.151%, 08/09/06 (c)(d)                      17,989       17,890
Mont Blanc Capital Corp., 5.074%,                                 26,982       26,948
07/10/06 (c)(d)
Park Avenue Receivables Corp.,                                    40,000       39,938
5.136%, 07/12/06 (c)(d)
Park Avenue Receivables Corp.,                                    50,000       49,907
5.164%, 07/14/06 (c)(d)
Ranger Funding Co. LLC, 5.164%,                                   10,000        9,981
07/14/06 (c)(d)
Ranger Funding Co. LLC, 5.194%,                                   30,296       30,196
07/24/06 (c)(d)
Scaldis Capital LLC, 4.948%, 07/19/06,                            21,864       21,811
LOC: Fortis Bank SA/NV (c)(d)
Scaldis Capital LLC, 5.230%, 07/25/06 (c)(d)                      13,699       13,652
Scaldis Capital LLC, 5.269%, 09/08/06 (c)(d)                      45,807       45,350
Sheffield Receivables Corp., 5.134%,                              46,095       45,939
07/25/06 (c)(d)
Solitaire Funding LLC, 5.465%,                                    30,000       29,609
09/26/06 (c)(d)
Solitaire Funding LLC, 5.025%,                                    50,000       49,401
09/27/06, LOC: HSBC Bank PLC (c)(d)
Solitaire Funding LLC, 5.209%,                                    30,000       29,516
10/23/06 (c)(d)
Southern Co. Funding Corp., 5.225%,                               48,800       48,736
07/10/06 (c)(d)
UBS Finance Delaware LLC, 5.061%,                                 14,000       13,990
07/06/06 (c)
UBS Finance Delaware LLC, 4.930%,                                 44,960       44,924
07/07/06 (c)
UBS Finance Delaware LLC, 5.077%,                                 63,900       63,819
07/10/06 (c)
Yorktown Capital LLC, 5.122%, 07/07/06 (c)(d)                     23,942       23,922
                                                                           ----------
                                                                            1,705,859
                                                                           ----------

INSURANCE (2.7%)
ING America Insurance Holdings,                                   30,000       29,984
4.979%, 07/05/06 (c)
ING America Insurance Holdings,                                   10,000        9,976
5.089%, 07/18/06 (c)
ING America Insurance Holdings,                                   40,000       39,871
5.093%, 07/24/06 (c)
Prudential PLC, 5.074%, 07/06/06 (c)(d)                           28,797       28,777
Prudential PLC, 5.016%, 07/07/06 (c)(d)                           40,250       40,217
Prudential PLC, 5.249%, 09/05/06 (c)(d)                            8,850        8,766
Swiss RE Financial Services Corp.,
4.795%, 10/20/06 (c)(d)                                           35,000       34,500
                                                                           ----------
                                                                              192,091
                                                                           ----------
TOTAL COMMERCIAL PAPERS (COST $2,395,828)                                   2,395,828
                                                                           ----------
CORPORATE BONDS (51.2%)
AUTO MANUFACTURERS (0.6%)
American Honda Finance Corp., 4.983%, 07/10/06 (b)(d)             40,000       40,000
                                                                           ----------
AUTOMOBILE ABS (0.4%)
Honda Auto Receivables Owner Trust,                                5,756        5,756
Ser 2005-6, Cl A1, 4.512%, 12/18/06 (b)
Nissan Auto Receivables Owner Trust,                              18,903       18,902
Ser 2006-A, Cl A1, 4.663%, 02/15/07
USAA Auto Owner Trust, Ser 2005-4,                                 5,010        5,009
Cl A1, 4.400%, 12/15/06 (b)
Volkswagen Auto Loan Enhanced Trust,
Ser 2005-1, Cl A1, 4.366%, 11/20/06                                1,678        1,678
                                                                           ----------
                                                                               31,345
                                                                           ----------
BANKS (8.5%)
Bank of New York Co., Inc., 5.395%,                               25,000       25,000
07/27/07 (b)(d)
Barclays Bank PLC NY, 5.320%,                                     50,000       50,000
06/04/07 (b)
Marshall & Ilsley Bank, 5.176%,                                   50,000       50,079
12/15/06
National Australia Bank, 5.100%,                                  75,000       75,000
09/07/07 (b)(d)
National City Bank Cleveland, 5.295%,                             50,000       50,000
01/22/07 (b)
Northern Rock PLC, 5.129%, 09/05/07 (b)(d)                        50,000       50,000
Royal Bank of Canada, 5.079%,                                     75,000       75,000
06/29/07 (b)(d)
Skandianaviska Enskil Banken, 5.140%,                             50,000       50,000
06/08/07 (b)(d)
Wachovia Bank NA, 5.079%, 12/04/06 (b)                            17,000       17,000
Wachovia Corp., 5.423%, 12/08/06 (b)                              50,000       50,014
Wells Fargo & Co., 5.161%, 07/02/07 (b)                           10,000       10,000
Wells Fargo & Co., 5.189%, 07/13/07 (b)(d)                        50,000       50,000

Westpac Banking Corp., 5.278%, 07/16/07 (b)(d)                    60,000       60,000
                                                                           ----------
                                                                              612,093
                                                                           ----------
COMPUTERS (0.3%)
IBM Corp., 5.135%, 07/06/07 (b)(d)                                25,000       25,000
                                                                           ----------
DIVERSIFIED FINANCIAL SERVICES (40.2%)
Alliance & Leicester PLC, 5.135%,                                 30,000       30,000
07/06/07 (b)(d)
American Express Credit Corp., 5.229%,                            90,000       90,000
07/05/07 (b)
Bear Stearns & Co., Inc., 5.320%,                                 41,000       41,000
04/25/07 (b)
Bear Stearns & Co., Inc., 5.381%,                                125,000      124,999
08/28/07 (b)
Beta Finance, Inc., 5.246%, 07/26/06 (b)(d)                       50,000       50,000
Beta Finance, Inc., 5.305%, 02/06/07 (b)(d)                       75,000       74,996
Beta Finance, Inc., 5.308%, 02/08/07 (b)(d)                       30,000       29,998
Beta Finance, Inc., 5.308%, 05/22/07 (b)(d)                       50,000       49,996
CC USA, Inc., 5.310%, 05/18/07 (b)(d)                             50,000       49,996
Cheyne Finance LLC, 5.169%, 10/16/06 (b)(d)                       50,000       49,999
Cheyne Finance LLC, 5.318%, 02/26/07 (b)(d)                       50,000       49,999
Cheyne Finance LLC, 5.317%, 03/26/07 (b)(d)                       50,000       49,999
Cheyne Finance LLC, 5.323%, 05/15/07 (b)(d)                       50,000       49,995
CIT Group, Inc., 5.203%, 08/18/06 (b)                             50,000       50,004
Cullinan Finance Corp., 5.170%,                                   50,000       50,000
01/25/07 (d)
Cullinan Finance Corp., 5.159%,                                   50,000       49,998
03/15/07 (b)(d)
Cullinan Finance Corp., 5.280%,                                   50,000       50,000
04/25/07 (d)
Dorada Finance, Inc., 5.308%, 01/12/07 (b)(d)                     50,000       49,997
Dorada Finance, Inc., 5.308%, 02/14/07 (b)(d)                     50,000       49,997
Dorada Finance, Inc., 5.305%, 05/17/07 (b)(d)                     50,000       49,996
Five Finance, Inc., 5.305%, 02/28/07 (b)(d)                       50,000       49,997
Five Finance, Inc., 5.310%, 05/22/07 (b)(d)                       50,000       49,996
Five Finance, Inc., 5.310%, 05/25/07 (b)(d)                       50,000       49,996
General Electric Capital Corp., 5.250%,                           69,000       69,000
07/09/07 (b)
Goldman Sachs Group, Inc., 5.149%,                                10,000       10,001
08/01/06 (b)
Goldman Sachs Group, Inc., 5.280%,                                29,315       29,332
10/27/06 (b)
Goldman Sachs Group, Inc., 5.219%,                               100,000      100,000
07/13/07 (b)(d)

Household Finance Corp., 5.750%,                                  22,500       22,623
01/30/07
K2 (USA) LLC, 5.348%, 12/04/06 (b)(d)                             50,000       50,000
K2 (USA) LLC, 5.320%, 12/08/06 (b)(d)                             50,000       49,998
K2 (USA) LLC, 5.310%, 01/11/07 (b)(d)                             15,000       14,999
K2 (USA) LLC, 5.310%, 02/08/07 (b)(d)                             60,000       59,996
Liberty Light US Capital, 5.325%,                                 25,000       25,000
01/05/07 (b)(d)
Liberty Light US Capital, 5.320%,                                 75,000       74,996
01/25/07 (b)(d)
Liberty Light US Capital, 5.320%,                                 50,000       50,000
05/11/07 (b)(d)
Liberty Light US Capital, 5.315%,                                 50,000       49,996
05/18/07 (b)(d)
Liquid Funding Ltd., 5.105%, 08/07/06 (b)(d)                      50,000       49,999
Liquid Funding Ltd., 5.232%, 11/17/06 (b)(d)                      30,000       29,998
Liquid Funding Ltd., 5.164%, 11/28/06 (b)(d)                      40,000       40,000
Liquid Funding Ltd., 5.345%, 12/29/06 (b)(d)                      15,000       14,999
Liquid Funding Ltd., 5.315%, 03/15/07 (b)(d)                      50,000       49,993
Merrill Lynch & Co., 5.189%, 07/03/07 (b)                         30,000       30,000
Morgan Stanley, 5.150%, 02/26/07 (b)                              50,000       50,000
Morgan Stanley, 5.229%, 07/13/07 (b)                              75,000       75,000
Morgan Stanley, 5.150%, 07/13/07 (b)                              48,500       48,500
Sigma Finance, Inc., 5.383%, 11/06/06 (b)(d)                      50,000       50,003
Sigma Finance, Inc., 5.357%, 12/05/06 (b)(d)                      50,000       50,000
Sigma Finance, Inc., 5.320%, 01/16/07 (b)(d)                      30,000       30,000
Sigma Finance, Inc., 5.154%, 05/15/07 (b)(d)                      50,000       50,000
Stanfield Victoria LLC, 5.315%,                                   50,000       49,994
12/22/06 (b)(d)
Stanfield Victoria LLC, 5.330%,                                   50,000       49,997
01/22/07 (b)(d)
Stanfield Victoria LLC, 4.920%,                                   40,000       40,000
01/26/07, Callable 01/26/07 @ 100 (d)
Stanfield Victoria LLC, 5.070%,                                   25,000       24,999
06/05/07 (b)(d)
Stanfield Victoria LLC, 5.670%,                                   50,000       50,000
06/20/07 (d)
Toyota Motor Credit Corp., Ser B,                                 50,000       50,000
5.276%, 04/26/07 (b)
Whistlejacket Capital Ltd., 5.320%,                               30,000       29,998
01/12/07 (b)(d)
Whistlejacket Capital Ltd., 5.320%,                               75,000       74,994
01/17/07 (b)(d)
Whistlejacket Captial Ltd., 5.315%,                               50,000       49,998
02/06/07 (b)(d)

Whistlejacket Captial Ltd., 5.320%,
03/12/07 (b)(d)                                                   50,000       49,997
                                                                           ----------
                                                                            2,885,368
                                                                           ----------
INSURANCE (0.5%)
Lincoln National Corp., 5.312%, 05/17/07 (b) (d)                  35,000       35,000
                                                                           ----------
RETAIL (0.7%)
Wal-Mart Stores, Inc., 5.877%, 06/01/07                           50,000       50,223
                                                                           ----------
TOTAL CORPORATE BONDS (COST $3,679,029)                                     3,679,029
                                                                           ----------
MASTER NOTE (2.6%)
Bank of America Corp., 5.383% (b) (e)                            190,000      190,000
                                                                           ----------
TOTAL MASTER NOTE (COST $190,000)                                             190,000
                                                                           ----------
MONEY MARKET FUND (1.0%)
Federated Prime Value Obligations Fund, Cl I                  75,000,000       75,000
                                                                           ----------
TOTAL MONEY MARKET FUND (COST $75,000)                                         75,000
                                                                           ----------
REPURCHASE AGREEMENTS (1.2%)
Bear Stearns & Co., Inc., 5.235%,                                 21,185       21,186
dated 06/30/06, to be repurchased on
07/03/06, repurchase price $21,194,697
(collateralized by U.S. Government
Agencies, 6.000%, due 10/15/34 -
05/15/36; total market value
$21,612,331)
BNP Paribas, 5.105%, dated 06/30/06,                               7,818        7,818
to be repurchased on 07/03/06, repurchase
price $7,821,034 (collateralized by U.S.
Government Agencies, 2.625% - 2.750%,
due 08/24/06 - 02/16/07; total market
value $7,974,636)
Lehman Brothers, Inc., 5.105%, dated                              13,049       13,049
06/30/06, to be repurchased on 07/03/06,
repurchase price $13,054,902
(collateralized by U.S. Government
Agencies, DN, due 12/01/34; total market
value $13,311,081)
Merrill Lynch & Co., Inc., 5.155%,                                17,406       17,406
dated 06/30/06, to be repurchased on
07/03/06, repurchase price $17,413,865
(collateralized by U.S. Government
Agencies, DN, due 04/27/12; total market
value $17,756,199)
Morgan Stanley, 5.155%, dated                                      4,830        4,830
06/30/06, to be repurchased on 07/03/06,
repurchase price $4,831,996 (collateralized
by U.S. Government Securities, 4.500% -
5.000%, due 01/01/18 - 01/01/21; total
market value $4,945,678)

UBS Warburg LLC, 5.185%, dated
06/30/06, to be repurchased on 07/03/06,
repurchase price $18,531,904
(collateralized by U.S. Government
Agencies, DN, due 03/25/26 - 06/25/36;
total market value $18,895,238)                                   18,524       18,524
                                                                           ----------
TOTAL REPURCHASE AGREEMENTS (COST $82,813)                                     82,813
                                                                           ----------
TOTAL INVESTMENTS (COST $7,161,655) (a) - 99.7%                             7,161,655
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                                   18,950
                                                                           ----------
NET ASSETS - 100.0%                                                        $7,180,605
                                                                           ==========

----------
(a) Aggregate cost for federal income tax and financial reporting purposes is the same.

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)  Perpetual Maturity.

Cl  - Class
DN  - Discount Note
LLC - Limited Liability Company
LOC - Line of Credit
PLC - Public Limited Company
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
TAX-EXEMPT MONEY MARKET FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
MUNICIPAL BONDS (99.2%)
ALABAMA (1.7%)
Birmingham-Carraway Special Care                            $      2,900   $    2,900
Facilities Financing Authority, Carraway
Methodist Health Project, Ser A, RB,
4.040%, 08/15/28, LOC: AmSouth Bank (b)
Cherokee Industrial Development Board,                             3,500        3,500
The BOC Group Project, RB, 3.980%,
04/01/08, LOC: Wachovia Bank of
Georgia (b)(c)
Daphne-Villa Mercy Special Care                                   12,500       12,500
Facilities Financing Authority, Mercy
Medical Project, RB, 4.000%, 12/01/27,
LOC: AmSouth Bank (b)
Marion Educational Building Authority,                             6,455        6,455
Judson College Project, RB, 3.980%,
01/01/33, LOC: SouthTrust Bank N.A. (b)
Stevenson Industrial Development
Board, Environmental Improvement
Revenue, Mead Corp. Project, RB,
3.970%, 11/01/16, LOC: JP Morgan
Chase Bank (b)                                                     5,000        5,000
                                                                           ----------
                                                                               30,355
                                                                           ----------
CALIFORNIA (3.7%)
California State, Ser B, Subser B-2, GO,                          30,000       30,000
3.850%, 05/01/40, LOC: Societe
Generale (b)
California Statewide Communities                                   2,000        2,000
Development Authority, Multifamily
Housing, Ser PT-3072, RB, AMT,
4.070%, 08/01/29, LOC: Merrill Lynch
Capital Services, Inc. (b)(c)
Culver City School Facilities Financing                            5,000        5,000
Authority, Ser PT-3263, RB, 4.010%,
08/01/24, FSA (b)(c)
Los Angeles Unified School District, Ser                           8,000        8,000
PT-3191, GO, 4.010%, 07/01/25,
Callable 07/01/15 @ 100, FGIC (b)(c)
Pajaro Valley Unified School District,                             5,000        5,000
Ser PT-2779, GO, 4.010%, 08/01/22,
Callable 08/01/15 @ 100, FSA (b)(c)
San Francisco City & County Housing
Authority, Valencia Gardens Housing,
RB, AMT, 4.010%, 09/01/49, LOC:
Citibank N.A. (b)                                                 15,000       15,000
                                                                           ----------
                                                                               65,000
                                                                           ----------

COLORADO (0.3%)
Colorado Housing & Finance Authority,
St. Moritz Project, Ser H, RB, 3.950%,
10/15/16, FNMA (b)                                                 5,315        5,315
                                                                           ----------
DISTRICT OF COLUMBIA (1.2%)
District of Columbia, Planned                                      6,245        6,245
Parenthood Project, RB, 4.000%,
12/01/29, LOC: Bank of America N.A. (b)
District of Columbia, The Phillips                                 5,400        5,400
Collection Issue, RB, 4.000%, 08/01/33,
LOC: Bank of America N.A. (b)
District of Columbia, Thurgood                                     3,345        3,345
Marshall Center Trust, RB, 4.013%,
11/01/27, LOC: Branch Banking & Trust Co. (b)
Metropolitan Washington Airports
Authority, 3.600%, 08/10/06, LOC:
Landesbank Baden Wurttemburg NY                                    6,000        6,000
                                                                           ----------
                                                                               20,990
                                                                           ----------
FLORIDA (6.9%)
De Soto County Industrial Development,                             3,800        3,800
Tremron Project, RB, 4.110%, 11/01/15,
LOC: Branch Banking & Trust Co. (b)
Florida Department of Environmental                               20,000       20,000
Protection, Preservation, Ser PT-3335,
RB, 4.010%, 07/01/24, Callable 07/01/15 @ 101,
MBIA (b)(c)
Florida Housing Finance Agency,                                    6,170        6,170
Bainbridge Project, Ser M, RB, AMT,
4.010%, 12/01/25, FNMA (b)
Florida Housing Finance Corp.,                                    10,400       10,400
Brentwood Club Apartments Project, Ser
A-1, RB, AMT, 3.960%, 01/15/35,
FNMA (b)
Florida Housing Finance Corp.,                                     5,000        5,000
Multifamily Housing, Northbridge
Apartments, Ser V-1, RB, AMT, 4.020%,
06/15/36, LOC: Bank of America N.A. (b)
Florida Housing Finance Corp., Ser                                12,750       12,750
MT-169, RB, 3.250%, 10/01/32,
FHLMC (c)
Florida Housing Finance Corp., St.                                 8,515        8,515
Andrews Pointe Apartments Project, Ser
E-1, RB, AMT, 3.970%, 06/15/36,
FNMA (b)
Florida Housing Finance Corp., Stone                               5,560        5,560
Harbor Apartments Project, Ser K, RB,
AMT, 3.980%, 07/15/36, LOC:
AmSouth Bank (b)
Hillsborough County Industrial                                     1,900        1,900
Development Authority, Independent Day
School Project, RB, 4.050%, 09/01/26,
LOC: Bank of America N.A. (b)
Manatee County St., Stephens Upper                                 3,200        3,200
School Project, RB, 4.050%, 11/01/25,

LOC: Bank of America N.A. (b)
Miami-Dade County Industrial                                       7,050        7,050
Development Authority, Gulliver Schools
Project, RB, 4.050%, 09/01/29, LOC:
Bank of America N.A. (b)
Orange County Housing Finance                                      7,000        7,000
Authority, Charleston Club Apartments
Project, Ser A, RB, AMT, 4.010%,
07/15/34, FNMA (b)
Orange County Housing Finance                                      4,000        4,000
Authority, Multifamily Housing,
Landings on Millenia Blvd., Ser A, RB,
AMT, 4.010%, 08/15/35, FNMA (b)
Santa Rosa County Health Facilities                                7,700        7,700
Authority, Baptist Hospital, Inc. Project,
RB, 4.000%, 10/01/21, LOC: Bank of
America N.A. (b)
Sarasota County Health Facility                                    4,100        4,100
Authority, Bay Village Project, RB,
4.050%, 12/01/23, LOC: Bank of America
N.A. (b)(c)
Tampa Bay Water Utility System,                                    9,100        9,100
Regional Water Supply Authority, RB,
AMT, 4.050%, 10/01/31, LOC: Bank of
America N.A. (b)
University of North Florida Foundation,
Inc., Parking Systems Project, RB,
4.010%, 05/01/28, LOC: First Union
National Bank (b)                                                  5,300        5,300
                                                                           ----------
                                                                              121,545
                                                                           ----------
GEORGIA (1.6%)
Atlanta Airport, Ser 313, RB, AMT,                                 3,335        3,335
4.040%, 01/01/18, Callable 01/01/10 @
101, FGIC (b)(c)
Bulloch County Development Authority,                              4,090        4,090
Ser PT-2594, RB, 4.010%, 08/01/26,
Callable 08/01/15 @ 100, XLCA (b)(c)
Cobb County Development Authority,                                 4,820        4,820
Kennesaw State University Project, RB,
3.980%, 11/01/18, AMBAC (b)
Houston County Development                                         2,450        2,450
Authority, Clean Control Corp. Project,
RB, AMT, 4.110%, 06/01/20, LOC:
Branch Banking & Trust Co. (b)
Metropolitan Atlanta Rapid Transit                                 5,000        5,000
Authority, Ser SG-57, RB, 4.000%,
07/01/20, AMBAC (b)(c)
Newnan Development Authority,                                        800          800
Multifamily Housing, Club at Newnan
Crossing Project, RB, AMT, 4.000%,
09/15/36, LOC: Bank of America N.A. (b)
Savannah Economic Development                                      2,090        2,090
Authority, Exempt Facilities -
Consolidated Utilities, Inc. Project, RB,
AMT, 4.110%, 12/01/19, LOC: Branch
Banking & Trust Co. (b)(c)
Savannah Economic Development                                      1,410        1,410

Authority, Kennickell Printing Co.
Project, RB, AMT, 4.110%, 09/01/11,
LOC: Branch Banking & Trust Co. (b)
Toombs County Hospital Authority,
Meadows Regional Medical Center
Project, RB, 4.013%, 12/01/17, LOC:
Branch Banking & Trust Co. (b)                                     4,500        4,500
                                                                           ----------
                                                                               28,495
                                                                           ----------
HAWAII (0.3%)
Hawaii State Airport System, Ser
PA-1110, RB, AMT, 3.000%, 07/01/09,
FGIC (b)(c)                                                        4,995        4,995
                                                                           ----------
ILLINOIS (11.4%)
Bloomington-Normal Airport Authority,                                600          600
GO, 4.250%, 01/01/12, LOC: Bank One N.A. (b)
Chicago Airport Special Facilities,                                2,800        2,800
Centerpoint O'Hare LLC Project, RB,
AMT, 4.050%, 09/01/32, LOC: Bank
One N.A. (b)(c)
Chicago Midway Airport, Ser SG 97,                                 3,000        3,000
RB, 4.000%, 01/01/22, Callable 01/01/07
@ 101, MBIA (b)(c)
Chicago O'Hare International Airport,                              5,800        5,800
General Airport 2nd Lien, Ser B, RB,
3.950%, 01/01/15, LOC: Societe Generale (b)
Chicago Waterworks, Merlots Project,                              14,905       14,905
Ser A 02, GO, 3.370%, 11/01/30 (b)(c)
Chicago, Merlots Project, Ser WWW,                                11,000       11,000
GO, 4.010%, 01/01/22, AMBAC (b)(c)
Illinois Educational Facilities Authority,                         1,600        1,600
Chicago Children's Museum Project, RB,
4.040%, 02/01/28, LOC: Bank One N.A. (b)
Illinois Educational Facilities Authority,                         4,200        4,200
Museum of Science & Industry Project,
RB, 4.040%, 11/01/15, LOC: Northern
Trust Co. (b)
Illinois Finance Authority, Alexian                               31,000       31,000
Brothers Health Project, RB, 3.950%,
04/01/35, LOC: Bank One N.A. (b)
Illinois Finance Authority, Resurrection                           9,000        9,000
Health, Ser B, RB, 4.030%, 05/15/35,
LOC: JPMorgan Chase & Co. (b)
Illinois Finance Authority, Resurrection                          69,310       69,310
Health, Ser C, RB, 3.960%, 05/15/35,
LOC: Lasalle Bank N.A. (b)
Illinois Health Facilities Authority,                              2,000        2,000
Advocate Health Care Project, Ser B, RB,
3.970%, 08/15/22 (b)
Illinois Housing Development                                       4,200        4,200
Authority, Center Apartments Project,
RB, 3.950%, 01/01/08, FSA (b)
Illinois State, Merlots Project, Ser B04,                          7,220        7,220
GO, 4.010%, 12/01/24, Callable 01/01/12
@100, FSA (b)(c)
Jackson-Union Counties Regional Port                               5,225        5,225
District, Port Facilities, Enron

Transportation Services, RB, 4.010%,
04/01/24, LOC: Wachovia Bank N.A. (b)
Lockport Industrial Development,                                   2,000        2,000
Panduit Corp. Project, RB, AMT,
4.020%, 04/01/25, LOC: Fifth Third Bank (b)(c)
Macon County, Millikin University                                  5,050        5,050
Project, RB, 4.000%, 10/01/28, AMBAC (b)
Naperville, Heritage YMCA Group, Inc.                              6,800        6,800
Project, RB, 3.970%, 12/01/29, LOC:
Fifth Third Bank (b)
Regional Transportation Authority, Ser                            10,000       10,000
PT-2398, RB, 4.000%, 06/01/34, FSA (b)(c)
Savanna Industrial Development,                                      500          500
Metform Corp. Project, Ser A, RB, AMT,
4.080%, 05/01/14, LOC: Bank One N.A. (b)
Savanna Industrial Development,                                    1,400        1,400
Metform Corp. Project, Ser B, RB, AMT,
4.250%, 06/01/09, LOC: Bank One N.A. (b)
Wheeling Industrial Development,
Circuit Service, Inc. Project, RB, AMT,
4.250%, 04/01/18, LOC: Bank One
Illinois N.A. (b)(c)                                               1,400        1,400
                                                                           ----------
                                                                              199,010
                                                                           ----------
INDIANA (3.3%)
Elkhart County Economic Development,                               1,100        1,100
Holly Park, Inc. Project, RB, AMT,
4.250%, 02/01/10, LOC: Bank One
Indiana N.A. (b)(c)
Fort Wayne Economic Development,                                   1,000        1,000
Notre Dame Technical Project, RB,
AMT, 4.080%, 07/01/09, LOC: Bank
One N.A. (b)(c)
Indiana Bond Bank, RB, 4.010%,                                     5,150        5,150
02/01/22, Callable 02/01/15 @ 100,
FGIC (b)(c)
Indiana Development Finance Authority,                             6,255        6,255
Christel House Project, RB, 3.970%,
02/01/23, LOC: Fifth Third Bank (b)
Indiana Development Finance Authority,                            12,700       12,700
Culver Educational Foundation Project,
RB, 4.000%, 01/01/32, LOC: Northern
Trust Co. (b)
Indiana Development Finance Authority,                             1,200        1,200
Indiana Historical Society Project, RB,
4.000%, 08/01/31, LOC: Bank One
Indiana N.A. (b)(c)
Indiana Health Facility Financing                                  2,000        2,000
Authority, Clarian Health Partners, Inc.
Project, Ser B, RB, 3.990%, 02/15/26,
LOC: JPMorgan Chase & Co. (b)
La Porte County Economic                                           1,200        1,200
Development, Pedcor

Investments-Woodland Project, RB,
AMT, 4.090%, 10/01/29, FHLB (b)
Marion Economic Development,                                      10,000       10,000
Wesleyan University Project, RB,
4.000%, 06/01/36, LOC: Bank of America N.A. (b)
Marshall County Economic                                           8,300        8,300
Development, Culver Educational
Foundation Project, RB, 4.000%,
01/01/35, LOC: Bank One N.A. (b)
MSD Warren Township Vision 2005                                    6,595        6,595
School Building Corp., Merlots Project,
Ser A52, RB, 4.010%, 07/15/20, FGIC (b)(c)
West Clark 2000 School Building
Corp., Ser PT-2631, RB, 4.010%,
01/15/23, Callable 01/15/15 @ 100,
MBIA (b)(c)                                                        2,985        2,985
                                                                           ----------
                                                                               58,485
                                                                           ----------
IOWA (0.6%)
City of Des Moines, 3.600%, 07/06/06                               5,000        5,000
Iowa Higher Education Loan Authority,                              3,600        3,600
Private College-Graceland Project, RB,
4.050%, 02/01/33, LOC: Bank of America
N.A. (b)
Sac County Industrial, Evapco, Inc.
Project, RB, AMT, 4.100%, 07/01/16,
LOC: Bank of America N.A. (b)                                      2,400        2,400
                                                                           ----------
                                                                               11,000
                                                                           ----------
KENTUCKY (1.0%)
Campbell County Industrial Building,                               2,585        2,585
Hospital Imaging Co., Inc. Project, RB,
3.990%, 04/01/20, LOC: Fifth Third
Bank (b)(c)
Kentucky State Turnpike Authority,
Economic Development, Ser PT-2702,
RB, 4.010%, 07/01/22, Callable 07/01/15
@ 100, AMBAC (b)(c)                                               14,060       14,060
                                                                           ----------
                                                                               16,645
                                                                           ----------
MARYLAND (2.2%)
Maryland Community Development                                    15,040       15,040
Administration, Department of Housing &
Community Development, People's
Resource Center, Ser C, RB, AMT,
4.010%, 09/01/35, LOC: Lloyds TSB
Bank PLC (b)
Maryland State Economic Development                                3,850        3,850
Corp., YMCA of Central Maryland, Inc.
Project, RB, 4.013%, 04/01/28, LOC:
Branch Banking & Trust Co. (b)
Maryland State, Ser PA-816, GO,                                    5,995        5,995
3.990%, 03/01/12, LOC: Merrill Lynch
Capital Services, Inc. (b)(c)
Montgomery County Housing                                          1,000        1,000
Opportunities Commission, Multifamily
Housing Development, Ser C, RB,
3.960%, 07/01/37, LOC: Depfa Bank
PLC (b)
Montgomery County Housing                                          5,000        5,000

Opprotunities Commission, Oakfield
Apartments, Issue I, RB, AMT, 4.020%,
10/15/39, FNMA (b)
Montgomery County, Bond Anticipation
Notes, Ser A, GO, 4.050%, 06/01/26,
LOC: Dexia Credit Local (b)                                        8,200        8,200
                                                                           ----------
                                                                               39,085
                                                                           ----------
MASSACHUSETTS (5.8%)
Massachusetts Bay Transportation                                  29,960       29,960
Authority, Sales Tax, Ser PT-2581, RB,
3.990%, 07/01/26, LOC: Dexia Credit
Local (b)(c)
Massachusetts Housing Finance Agency,                             37,165       37,165
Ser PA-1333, RB, AMT, 4.000%,
07/01/25, Callable 07/01/13 @ 100, FSA (b)(c)
Massachusetts State Special Obligations,                          24,960       24,960
Dedicated Tax, Ser PT-3050, RB,
3.990%, 01/01/30, FGIC (b)(c)
Massachusetts State, Ser PT-1390, GO,
3.990%, 03/01/10, FSA (b)                                          9,905        9,905
                                                                           ----------
                                                                              101,990
                                                                           ----------
MICHIGAN (0.9%)
ABN Amro Munitops Certificate Trust,                               9,780        9,780
Ser 2004-2, RB, AMT, 4.070%,
12/20/11, GNMA (b)(c)
Michigan Housing Development                                       5,000        5,000
Authority, Rental Housing, Ser A, RB,
AMT, 4.020%, 10/01/39, FGIC (b)
Oakland County Economic Development
Corp., Moody Family Ltd. Project, RB,
AMT, 4.170%, 09/01/12, LOC: Bank
One Michigan (b)(c)                                                  500          500
                                                                           ----------
                                                                               15,280
                                                                           ----------
MISSISSIPPI (0.3%)
Mississippi Development Bank, Special
Obligation, Ser PT-3303, RB, 4.010%,
12/01/27, Callable 12/01/15 @ 100,
AMBAC (b)(c)                                                       5,000        5,000
                                                                           ----------
MISSOURI (0.2%)
Carthage Industrial Development                                    3,100        3,100
Authority, Schreiber Project, RB, AMT,
4.250%, 11/01/10, LOC: First National
Bank (b)(c)
Missouri State Environmental
Improvement & Energy Resource
Authority, Utilicorp United, Inc. Project,
RB, AMT, 4.250%, 05/01/28, LOC:
Toronto Dominion Bank (b)                                            700          700
                                                                           ----------
                                                                                3,800
                                                                           ----------
MONTANA (0.5%)
Missoula County Economic
Development, Dinny Stranahan Research
Institute Project, RB, 4.000%, 06/01/20,
LOC: Northern Trust Co. (b)                                        8,500        8,500
                                                                           ----------
NEVADA (0.6%)
Nevada State, Ser 344, GO, 4.010%,                                 5,495        5,495

05/15/28, Callable 05/15/08 @ 100,
FGIC (b)(c)
Nevada State, Ser SG-114, 4.000%,
03/01/27 (b)                                                       5,000        5,000
                                                                           ----------
                                                                               10,495
                                                                           ----------
NEW JERSEY (8.2%)
Jersey City, Ser PT-2865, GO, 4.000%,                              5,000        5,000
05/15/22, Callable 05/15/15 @ 100,
AMBAC (b)(c)
New Jersey Economic Development                                   16,100       16,100
Authority, Ser 1533, RB, 4.000%,
06/15/10, MBIA (b)(c)
New Jersey Economic Development                                   10,570       10,570
Authority, Ser PT-1532, RB, 4.000%,
12/15/14, MBIA (b)(c)
New Jersey Economic Development                                   39,825       39,825
Authority, Ser PT-2847, RB, 3.990%,
09/01/22, MBIA (b)(c)
New Jersey State Turnpike Authority,                              30,605       30,605
Ser PT-2843, RB, 3.990%, 01/01/30,
FSA (b)(c)
New Jersey State, Ser PT-2742, GO,                                12,535       12,535
3.990%, 07/15/19, Callable 12/01/15 @
100, AMBAC (b)(c)
New Jersey Transportation Trust Fund                              10,000       10,000
Authority, Ser PA-802, RB, 4.000%,
12/15/09, FSA (b)(c)
New Jersey Transportation Trust Fund                               8,790        8,790
Authority, Ser PT-2489, RB, 4.000%,
12/15/17, Callable 12/15/15 @ 100,
AMBAC/FGIC (b)(c)
New Jersey Transportation Trust Fund
Authority, Ser PT-2494, RB, 3.990%,
12/15/23, AMBAC (b)(c)                                             9,980        9,980
                                                                           ----------
                                                                              143,405
                                                                           ----------
NEW YORK (11.9%)
Jay Street Development Corp., Facility                             5,900        5,900
Lease, Ser A-2, RB, 3.930%, 05/01/22,
LOC: Depfa Bank PLC (b)
Long Island Power Authority, Electric                              5,000        5,000
System, Ser PA-1150, RB, 4.000%,
09/01/33, CIFG (b)(c)
Metropolitan Transportation Authority,                            30,770       30,770
Ser-1040, RB, 4.000%, 11/15/20,
Callable 11/15/12 @ 100, FGIC (b)(c)
New York City Housing Development                                 21,000       21,000
Corp., Morris Avenue Apartments, Ser A,
RB, AMT, 4.020%, 10/15/38, LOC:
HSBC Bank USA N.A. (b)
New York City Housing Development                                  3,800        3,800
Corp., Multifamily Housing, East 165th
Street, Ser A, RB, AMT, 4.020%,
06/01/36, LOC: Citibank N.A. (b)
New York City Housing Development                                  2,250        2,250
Corp., Ser PT-2753, RB, 4.000%,
07/01/25, Callable 07/01/15 @ 100,
FGIC (b)(c)
New York City Housing Development                                 25,000       25,000
Corp., State Renaissance LLC, Ser A,

RB, AMT, 4.010%, 06/01/37, FHLMC (b)
New York City Municipal Water                                      2,600        2,600
Finance Authority, Ser SGB-27, RB,
3.990%, 06/15/24, FSA (b)(c)
New York City Municipal Water                                     25,000       25,000
Finance Authority, Water & Sewer
System, Ser PA-1327, RB, 4.000%,
06/15/38, Callable 06/15/13 @ 100,
LOC: Merrill Lynch Capital Services, Inc. (b)(c)
New York City Municipal Water                                     32,740       32,740
Finance Authority, Water & Sewer
System, Ser PA-523, RB, 4.000%,
06/15/30, Callable 06/15/07 @ 101,
FGIC (b)(c)
New York City, Ser PT-2712, GO,                                   13,955       13,955
4.000%, 08/01/25, Callable 08/01/15 @
100, FGIC (b)(c)
New York State Dormitory Authority,                                9,940        9,940
Secondary Issues, Ser PT-2645, RB,
4.000%, 03/15/17, Callable 03/15/15 @
100, AMBAC (b)(c)
New York State Dormitory Authority,                                1,495        1,495
Ser PT-746, RB, 3.400%, 10/01/17,
Callable 12/14/06 @ 100, MBIA (b)(c)
New York State Thruway Authority, Ser                              7,900        7,900
SG-119, RB, 4.110%, 01/01/27, LOC:
Societe Generale (b)(c)
New York, Ser PT-2878, GO, 4.000%,                                 3,885        3,885
04/01/25, Callable 04/01/15 @100, CIFG (b)(c)
Sales Tax Asset Receivables Corp., Ser                            14,940       14,940
PT-2450, RB, 4.000%, 10/15/25,
Callable 10/15/14 @ 100, MBIA (b)(c)
Southeast Industrial Development
Agency, Unilock New York, Inc. Project,
RB, AMT, 4.250%, 12/01/12, LOC:
Bank One N.A. (b)(c)                                               1,800        1,800
                                                                           ----------
                                                                              207,975
                                                                           ----------
NORTH CAROLINA (4.8%)
Charlotte Airport, Charlotte-Douglas                               3,500        3,500
International, Ser A, RB, AMT, 4.030%,
07/01/17, MBIA (b)
Charlotte Water & Sewer, RB, 3.350%,                              29,740       29,740
08/01/06
Cleveland County Family YMCA, Inc.                                 2,300        2,300
Recreational Facilities, RB, 4.013%,
08/01/18, LOC: Branch Banking & Trust (b)(c)
Forsyth County, Communications                                     9,070        9,070
System Project, COP, 4.013%, 10/01/12,
LOC: Wachovia Bank N.A. (b)
Guilford County Industrial Facilities &                            4,600        4,600
Pollution Control Financing, YMCA of
Greensboro, Inc. Project, RB, 4.013%,
02/01/23, LOC: Branch Banking & Trust Co. (b)
North Carolina Medical Care                                       15,000       15,000

Commission Healthcare Facilities,
University Eastern Carolina, Ser C2, RB,
3.930%, 12/01/36, AMBAC (b)
North Carolina Medical Care                                        6,855        6,855
Commission, Health Care Facilities,
Friends Homes Project, RB, 4.000%,
09/01/33, LOC: Bank of America N.A. (b)
North Carolina Medical Care                                        7,935        7,935
Commission, Health Care Facilities,
Lutheran Services for the Aging Project,
RB, 3.980%, 03/01/28, LOC: Branch
Banking & Trust Co. (b)
North Carolina Medical Care                                        1,200        1,200
Commission, North Carolina Baptist
Hospitals Project, Ser B, RB, 3.950%,
06/01/22, LOC: Wachovia Bank of North Carolina (b)
North Carolina Medical Care
Commission, Westcare Health Systems
Obligation, Ser A, RB, 4.013%,
09/01/22, LOC: Branch Banking & Trust Co. (b)                      4,400        4,400
                                                                           ----------
                                                                               84,600
                                                                           ----------
OHIO (0.6%)
Ohio State Higher Educational Facility                             3,385        3,385
Commission, Pooled Financing Project,
RB, 4.050%, 09/01/18, LOC: Fifth Third
Bank (b)
Rickenbacker Port Authority, YMCA of
Central Ohio Project, RB, 4.050%,
05/01/22, LOC: Fifth Third Bank (b)                                7,000        7,000
                                                                           ----------
                                                                               10,385
                                                                           ----------
OTHER (12.4%)
Eagle Tax-Exempt Trust, Ser 20001001,                              7,025        7,025
Cl A, GO, 4.020%, 07/01/15, Callable
07/01/10 @ 100, LOC: Citibank N.A. (b)(c)
Eagle Tax-Exempt Trust, Ser 991301,                                9,900        9,900
GO, 4.020%, 06/01/25, FSA (b)(c)
Municipal Securities Pool Trust                                      800          800
Receipts, Ser SG P-18, RB, 4.100%,
01/01/35, LOC: Societe Generale (b)(c)
Municipal Securities Pool Trust                                    2,815        2,815
Receipts, Ser SG-PG 17, 4.100%,
06/01/34 (b)(c)
Munimae TE Bond Subsidiary LLC, Ser                               10,000       10,000
PT-3264, RB, 4.060%, 11/15/25, LOC:
Merrill Lynch Capital Services, Inc. (b)(c)
Munimae Trust, Ser PT-616, RB,                                     5,000        5,000
AMT, 4.050%, 12/17/06, FHLMC (b)(c)
Puttable Floating Rate Option,                                    50,000       50,000
Tax-Exempt Receipts, Ser EC-001, RB,
4.170%, 10/01/35, LOC: Merrill Lynch
Capital Services, Inc. (b)(c)
Puttable Floating Rate Option,                                     8,540        8,540
Tax-Exempt Receipts, Ser PPT-1001, Cl

D, 3.100%, 03/01/40 (c)
Puttable Floating Rate Option,                                     8,520        8,520
Tax-Exempt Receipts, Ser PPT-1001, Cl
I, 4.070%, 03/01/40 (b)(c)
Puttable Floating Rate Option,                                    19,220       19,220
Tax-Exempt Receipts, Ser PPT-1003, Cl
A, 3.400%, 01/01/32 (b)(c)
Puttable Floating Rate Option,                                    55,735       55,735
Tax-Exempt Receipts, Ser PPT-1003, Cl
B, 4.070%, 01/01/32 (b)(c)
Puttable Floating Rate Option,                                    30,000       30,000
Tax-Exempt Receipts, Ser PPT-34,
4.280%, 12/01/29 (b)(c)
Puttable Floating Rate Option,                                     2,535        2,535
Tax-Exempt Receipts, Ser PPT-36, Cl A,
4.100%, 01/01/27 (b)(c)
Puttable Floating Rate Option,
Tax-Exempt Receipts, Ser PPT-39, Cl A,
RB, AMT, 4.100%, 10/01/39 (b)(c)                                   7,000        7,000
                                                                           ----------
                                                                              217,090
                                                                           ----------
PENNSYLVANIA (1.3%)
Cambria County Industrial Development                              7,125        7,125
Authority, Cambria Cogen Co. Project,
Ser A-1, RB, AMT, 4.250%, 12/01/28,
LOC: Bayerische Hypo-Und Vereinsbank (b)
Delaware River Port Authority, Ser PA                              5,920        5,920
965, RB, 4.000%, 01/01/10, FSA (b)(c)
Philadelphia Authority for Industrial
Development, Chemical Heritage
Foundation Project, RB, 3.980%,
07/01/27, LOC: Wachovia Bank N.A. (b)                              8,920        8,920
                                                                           ----------
                                                                               21,965
                                                                           ----------
SOUTH CAROLINA (2.9%)
Patriots Energy Group, Gas Facilities,                            10,000       10,000
Ser A, RB, 4.000%, 06/01/36, CIFG (b)
South Carolina Educational Facilities                              5,345        5,345
Authority, Charleston Southern University
Project, RB, 4.000%, 04/01/28, LOC:
Bank of America N.A. (b)
South Carolina Educational Facilities                              8,000        8,000
Authority, Newberry College Project, RB,
4.013%, 09/01/35, LOC: Branch
Banking & Trust Co. (b)
South Carolina Jobs-Economic                                       2,095        2,095
Development Authority, DCS Diversified
Coating Systems, Inc. Project, RB,
AMT, 4.110%, 04/01/17, LOC: Branch
Banking & Trust Co. (b)
South Carolina Jobs-Economic                                       2,410        2,410
Development Authority, Sargent Metal
Fabricators, Inc. Project, RB, AMT,
4.110%, 11/01/22, LOC: Branch Banking
& Trust Co. (b)
South Carolina Jobs-Economic                                       6,000        6,000
Development Authority, USC

Development Foundation Project, RB,
4.013%, 12/01/10, LOC: Branch Banking
& Trust Co. (b)
South Carolina Jobs-Economic                                       3,310        3,310
Development Authority, YMCA of
Beaufort County Project, RB, 4.013%,
12/01/24, LOC: Branch Banking & Trust Co. (b)
South Carolina State Housing Finance &                            10,000       10,000
Development Authority, Ser PT-1272,
RB, 4.060%, 12/15/30, LOC: Merrill
Lynch Capital Services, Inc. (b)(c)
University of South Carolina
Development Foundation, RB, 4.013%,
12/01/10, LOC: Branch Banking & Trust Co. (b)                      4,000        4,000
                                                                           ----------
                                                                               51,160
                                                                           ----------
TENNESSEE (0.4%)
Covington Industrial Development                                   3,000        3,000
Board, Charms Co. Project, RB, AMT,
4.080%, 06/01/27, LOC: Bank of America N.A. (b)
Knox County Industrial Development                                 3,315        3,315
Board, Educational Services of America
Project, RB, 4.013%, 12/01/22, LOC:
Branch Banking & Trust Co. (b)
Metropolitan Government, Nashville &
Davidson County Health & Educational
Facilities Board, Nashville Christian
School Project, RB, 3.980%, 09/01/23,
LOC: SouthTrust Bank N.A. (b)                                      1,560        1,560
                                                                           ----------
                                                                                7,875
                                                                           ----------
TEXAS (3.9%)
Brazos County Health Facility                                     30,630       30,630
Development Corp., Ser MT-181, RB,
4.040%, 01/01/19, LOC: Merrill Lynch
Capital Services, Inc. (b)(c)
Harris County Industrial Development                               9,800        9,800
Corp., Pollution Control, RB, 3.970%,
03/01/24 (b)
Houston Water & Sewer System, Ser                                  8,835        8,835
SG-78, RB, 4.000%, 12/01/25 (b)
Lower Colorado River Authority,                                    3,500        3,500
Merlots Project, Ser ZZZ, RB, 4.010%,
01/01/28, FSA (b)(c)
North Central Texas Health Facilities
Development Corp., Baylor Health Care
System Project, Ser C, RB, 3.950%,
08/15/30, FSA (b)                                                 15,000       15,000
                                                                           ----------
                                                                               67,765
                                                                           ----------
VIRGINIA (7.8%)
ABN Amro Munitops Certificate Trust,                               5,370        5,370
Ser 2003-33, RB, 4.000%, 04/01/11,
MBIA (b)(c)
Charlottesville Industrial Development                             3,450        3,450
Authority, Seminole Project, Ser A, RB,
4.010%, 12/01/13, Callable 12/01/06 @
100, LOC: Branch Banking & Trust Co. (b)

Clarke County Industrial Development                               1,380        1,380
Authority, Powhatan School District
Project, RB, 4.013%, 09/01/22, LOC:
Branch Banking & Trust Co. (b)
Danville-Pittsylvania Regional Industrial                          1,965        1,965
Facility Authority, Institute of Advanced
Research Project, RB, 4.013%, 08/01/12,
LOC: Branch Banking & Trust Co. (b)
Fairfax County Economic Development                                7,500        7,500
Authority, Public Broadcasting Services
Project, RB, 3.980%, 07/01/40, LOC:
Bank of America N.A. (b)
Fairfax County Industrial Development                             39,000       39,000
Authority, Inova Health Systems Project,
RB, 3.950%, 01/01/30 (b)
Front Royal & Warren County Industrial                             2,835        2,835
Development Authority, Warren
Memorial Hospital Project, RB, 4.013%,
05/01/23, LOC: Branch Banking & Trust Co. (b)
Lexington Industrial Development                                  10,000       10,000
Authority, V.M.I. Development Board,
Inc. Project, RB, 3.980%, 12/01/34,
LOC: Wachovia Bank N.A. (b)
Louisa County Industrial Development                               3,000        3,000
Authority, University of Virginia Health
Services Foundation Project, RB,
3.900%, 10/01/30, LOC: First Union
National Bank (b)
Norfolk Redevelopment & Housing                                    8,000        8,000
Authority, Old Dominion University
Foundation, RB, 4.000%, 08/01/31,
CIFG (b)
Norfolk Redevelopment & Housing                                    7,000        7,000
Authority, Student Housing Project, RB,
4.000%, 07/01/34, LOC: Bank of America N.A. (b)
Shenandoah County Industrial                                       2,915        2,915
Development Authority, Shenandoah
Memorial Hospital Project, RB, 4.013%,
11/01/14, LOC: Branch Banking & Trust Co. (b)
University of Virginia, Merlots Project,                           4,715        4,715
Ser B 31, RB, 4.010%, 06/01/27,
Callable 06/01/13 @100, LOC: Wachovia
Bank N.A. (b)(c)
Virginia Beach Development Authority,                              1,000        1,000
Production Road Ventures Project, RB,
AMT, 4.080%, 09/01/16, LOC:
Wachovia Bank N.A. (b)
Virginia Biotechnology Research Park                               6,485        6,485
Authority, United Network of Organ
Sharing Project, RB, 3.980%, 04/01/27,
LOC: Wachovia Bank N.A. (b)
Virginia College Building Authority,                               3,000        3,000
Shenandoah University Project, RB,
3.980%, 05/01/32, LOC: Branch Banking & Trust Co. (b)
Virginia Housing Development                                      19,905       19,905
Authority, Commonwealth Mortgage, Ser

PA-1310R, RB, 3.990%, 07/01/36,
Callable 07/01/11@ 100, MBIA (b)(c)
Virginia Resources Authority, Clean                                2,000        2,000
Water, Ser PA-790, RB, 3.990%,
10/01/16, Callable 10/01/10 @ 100,
LOC: Merrill Lynch Capital Services, Inc. (b)(c)
Virginia State Public School Authority,                            2,470        2,470
Ser PT-1619, RB, 3.990%, 08/01/08,
LOC: Merrill Lynch Capital Services, Inc. (b)(c)
Williamsburg Industrial Development
Authority, Colonial Williamsburg
Project, RB, 3.980%, 10/01/35, LOC:
First Union National Bank (b)                                      4,220        4,220
                                                                           ----------
                                                                              136,210
                                                                           ----------
WASHINGTON (1.8%)
King County Housing Authority, Ser                                 5,485        5,485
PT-2185, RB, 3.990%, 09/20/42 (b)
King County Sewer, Ser PA-1071, RB,                                7,495        7,495
4.010%, 01/01/10, FSA (b)(c)
Seattle Certificates, Ser 348, GO,                                 4,495        4,495
4.010%, 12/15/28, Callable 12/15/08 @
100, LOC: Morgan Stanley Dean Witter (b)(c)
Washington Public Power Supply                                     3,540        3,540
System, Nuclear Power Project No. 1, Ser
1A-1, RB, 3.960%, 07/01/17, LOC:
Bank of America N.A. (b)
Washington State, Merlots Project, Ser
B23, GO, 4.010%, 12/01/25, Callable
06/01/13 @ 100, MBIA (b)(c)                                       10,000       10,000
                                                                           ----------
                                                                               31,015
                                                                           ----------
WISCONSIN (0.7%)
ABN AMRO Munitops Certificates                                     9,400        9,400
Trust, Ser 2004-49, GO, 4.020%,
05/01/12, FSA (b)(c)
Appleton Industrial Development, Pro                                 585          585
Label Project, RB, AMT, 4.300%,
11/01/12, LOC: Bank One N.A. (b)(c)
Germantown Industrial, J.W. Speaker                                  490          490
Corp. Project, RB, AMT, 4.300%,
08/01/11, LOC: Bank One Milwaukee
N.A. (b)(c)
Oconomowoc Industrial Development,
Quest Technologies Project, RB, AMT,
4.250%, 05/01/18, LOC: Bank One
Wisconsin (b)(c)                                                   1,120        1,120
                                                                           ----------
                                                                               11,595
                                                                           ----------
TOTAL MUNICIPAL BONDS (COST $1,737,025)                                     1,737,025
                                                                           ----------
MONEY MARKET FUNDS (0.4%)
Federated Tax-Free Obligations Fund                              551,125          551
Goldman Sachs Financial Square Funds,                          6,204,322        6,204
                                                                           ----------
Tax Free Money Market Fund
TOTAL MONEY MARKET FUNDS (COST $6,755)                                          6,755
                                                                           ----------

TOTAL INVESTMENTS (COST $1,743,780) (a) - 99.6%                             1,743,780
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                                    6,879
                                                                           ----------
NET ASSETS - 100.0%                                                        $1,750,659
                                                                           ==========

----------
(a) Aggregate cost for federal income tax and financial reporting purposes is the same.

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation
AMT   - Alternative Minimum Tax Paper
Cl    - Class
COP   - Certificates of Participation
FGIC  - Security insured by the Financial Guaranty Insurance Company
FHLB  - Security insured by the Federal Home Loan Bank
FHLMC - Security insured by Freddie Mac
FNMA  - Security insured by Fannie Mae
FSA   - Security insured by Financial Security Assurance
GNMA  - Security insured by the Government National Mortgage Association
GO    - General Obligation
LLC   - Limited Liability Corporation
LOC   - Line of Credit
MBIA  - Security insured by the Municipal Bond Insurance Association
PLC   - Public Limited Company
RB    - Revenue Bond
Ser   - Series
XLCA  - Security insured by XL Capital Assurance, Inc.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
U.S. GOVERNMENT AGENCIES (63.3%)
FANNIE MAE (12.4%)
5.080%, 07/17/06 (b)                                        $     25,000   $   25,001
4.210%, 09/01/06 (c)                                              10,000        9,930
4.728%, 12/01/06 (c)                                              10,000        9,810
4.654%, 12/29/06 (c)                                              20,000       19,553
5.157%, 03/30/07 (c)                                              15,000       14,442
                                                                           ----------
                                                                               78,736
                                                                           ----------
FEDERAL FARM CREDIT BANK (13.4%)
5.260%, 12/28/06 (b)                                              15,000       15,001
5.250%, 02/01/07 (b)                                              50,000       49,999
5.250%, 06/06/07 (b)                                              20,000       20,003
                                                                           ----------
                                                                               85,003
                                                                           ----------
FEDERAL HOME LOAN BANK (23.6%)
5.136%, 07/21/06 (b)                                              15,000       15,000
5.146%, 07/21/06 (b)                                              25,000       25,000
4.205%, 08/25/06                                                  10,000       10,001
5.131%, 11/16/06 (b)                                              15,000       15,000
5.226%, 02/08/07 (b)                                              15,000       15,000
5.226%, 02/15/07 (b)                                              20,000       20,000
5.250%, 03/01/07 (b)                                              10,000       10,000
5.230%, 03/21/07 (b)                                              30,000       29,999
5.240%, 04/25/07 (b)                                              10,000       10,000
                                                                           ----------
                                                                              150,000
                                                                           ----------
FREDDIE MAC (13.9%)
3.996%, 07/25/06 (c)                                              10,000        9,974
4.122%, 07/31/06 (c)                                              10,000        9,967
4.146%, 08/04/06 (c)                                              10,000        9,962
4.369%, 09/27/06 (c)                                              10,000        9,897
4.754%, 12/12/06 (c)                                              15,000       14,696
4.951%, 02/06/07 (c)                                              10,000        9,710
4.960%, 03/06/07 (c)                                              15,000       14,511
5.246%, 04/17/07 (c)                                              10,000        9,597
                                                                           ----------
                                                                               88,314
                                                                           ----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $402,053)                                402,053
                                                                           ----------
REPURCHASE AGREEMENTS (36.7%)
Bear Stearns & Co., Inc., 5.235%,                                 24,748       24,748
dated 06/30/06, to be repurchased on
07/03/06, repurchase price $24,758,958
(collateralized by U.S. Government
Agencies; 6.000%, 05/15/36; total market
value $25,244,031)
BNP Paribas, 5.105%, dated 06/30/06,                              30,857       30,857
to be repurchased on 07/03/06, repurchase
price $30,870,516 (collateralized by U.S.
Government Agencies; 3.000% - 5.200%,
10/20/06 - 02/18/14; total market value
$31,477,117)

Lehman Brothers, Inc., 5.105%, dated                              46,814       46,814
06/30/06, to be repurchased on 07/03/06,
repurchase price $46,833,465 (collateralized
by U.S. Government Agencies; DN,
12/01/34 - 06/01/36; total market value
$47,751,916)
Merrill Lynch & Co., Inc., 5.155%,                                25,021       25,021
dated 06/30/06, to be repurchased on
07/03/06, repurchase price $ 25,031,787
(collateralized by U.S. Government
Agencies; 0.0004% - 5.550%, 01/10/11 -
02/28/20; total market value
$25,523,660)
Morgan Stanley, 5.155%, dated                                     18,904       18,904
06/30/06, to be repurchased on 07/03/06,
repurchase price $18,912,178 (collateralized
by U.S. Government Agencies; 3.990% -
7.000%, 02/01/20 - 04/01/36; total market
value $19,282,139)

UBS Warburg LLC, 5.185%, dated
06/30/06, to be repurchased on 07/03/06,
repurchase price $87,297,779 (collateralized
by U.S. Government Agencies; DN -
6.000%, 08/15/31 - 06/25/36; total market
value $89,006,833)                                                87,260       87,260
                                                                           ----------
TOTAL REPURCHASE AGREEMENTS (COST $233,604)                                   233,604
                                                                           ----------
TOTAL INVESTMENTS (COST $635,657) (a) - 100.0%                                635,657
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                                      158
                                                                           ----------
NET ASSETS - 100.0%                                                        $  635,815
                                                                           ==========

----------
(a) Aggregate cost for federal income tax and financial reporting purposes is the same.

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

DN  - Discount Note
LLC - Limited Liability Company

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
U.S. TREASURY OBLIGATIONS (8.8%)
U.S. TREASURY NOTES (8.8%)
2.375%, 08/15/06                                            $     97,000   $   96,710
2.375%, 08/31/06                                                  32,400       32,291
2.625%, 11/15/06                                                  12,100       12,021
                                                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $141,022)                               141,022
                                                                           ----------
REPURCHASE AGREEMENTS (91.5%)
ABN AMRO Bank N.V., 4.455%, dated                                283,434      283,434
06/30/06, to be repurchased on 7/03/06,
repurchase price $283,538,945
(collateralized by U.S. Treasury
Obligations, 3.375% - 5.375%, due
02/28/07 - 02/15/31; total market value
$289,102,721)
Bear Stearns & Co., Inc., 4.255%, dated                           72,939       72,939
06/30/06, to be repurchased on 07/03/06,
repurchase price $72,964,448
(collateralized by U.S. Treasury
Obligations, DN - 6.250%, due
09/30/06 - 08/15/23; total market value
$75,054,968)
BNP Paribas, 4.455%, dated 06/30/06, to                          252,810      252,810
be repurchased on 7/03/06, repurchase
price $252,903,885 (collateralized by U.S.
Treasury Obligations, 1.875% - 3.875%,
due 10/31/06 - 07/15/15; total market value
$257,866,241)
Deutsche Bank AG, 4.355%, dated                                   11,956       11,956
06/30/06, to be repurchased on 07/03/06,
repurchase price $11,960,628
(collateralized by U.S. Treasury
Obligations, DN, due 02/15/12; total
market value $12,195,415)
Dresdner Bank AG, 4.455%, dated                                   57,131       57,131
06/30/06, to be repurchased on 07/03/06,
repurchase price $57,152,058
(collateralized by U.S. Treasury
Obligations, DN - 7.500%, due
06/30/08 - 02/15/31; total market value
$58,277,424)
Greenwich Capital Markets, Inc.,                                 279,992      279,992
4.405%, dated 06/30/06, to be repurchased
on 07/03/06, repurchase price
$280,094,517 (collateralized by U.S.
Treasury Obligations, 3.875% - 6.875%,
due 05/31/08 - 08/15/25; total market value
$285,593,615)
JPMorgan Chase & Co., 4.355%, dated                               61,665       61,665

06/30/06, to be repurchased on 07/03/06,
repurchase price $61,687,795
(collateralized by U.S. Treasury
Obligations, 3.000% - 6.750%, due
11/15/07 - 08/15/26; total market value
$62,901,847)
Lehman Brothers, Inc., 4.455%, dated                              40,877       40,877
06/30/06, to be repurchased on 07/03/06,
repurchase price $40,892,222
(collateralized by U.S. Treasury
Obligations, 7.250% - 8.750%, due
05/16/16 - 08/15/20; total market value
$41,685,418)
Merrill Lynch & Co., Inc., 4.305%,                                40,599       40,599
dated 06/30/06, to be repurchased on
07/03/06, repurchase price $40,613,685
(collateralized by U.S. Treasury
Obligations, 2.250%, due 02/15/07; total
market value $41,413,050)
Morgan Stanley, 4.505%, dated                                     62,329       62,329
06/30/06, to be repurchased on 07/03/06,
repurchase price $62,352,666
(collateralized by U.S. Treasury
Obligations, DN, due 05/15/14 - 08/15/14;
total market value $63,576,372)
UBS Warburg LLC, 4.455%, dated
06/30/06, to be repurchased on 07/03/06,
repurchase price $294,112,592
(collateralized by U.S. Treasury
Obligations, 1.875% - 2.000%, due
07/15/13 - 07/15/14; total market value
$299,883,682)                                                    294,003      294,004
                                                                           ----------
TOTAL REPURCHASE AGREEMENTS (COST $1,457,736)                               1,457,736
                                                                           ----------
TOTAL INVESTMENTS (COST $1,598,758) (a) - 100.3%                            1,598,758
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                                 (4,960)
                                                                           ----------
NET ASSETS - 100.0%                                                        $1,593,798
                                                                           ==========

----------
(a) Cost for federal income tax purposes is $1,598,760 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation                  $--
Unrealized Depreciation                   (2)
                                         ---
Unrealized Appreciation/(Depreciation)   $(2)

DN  - Discount Note
LLC - Limited Liability Corporation

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
VIRGINIA TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES OR
                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
MUNICIPAL BONDS (98.2%)
GUAM (2.1%)
Guam Power Authority, Ser PA-531,
RB, 3.970%, 10/01/18, LOC: Merrill
Lynch Capital Services, Inc. (b)                            $     11,025   $   11,025
                                                                           ----------
OTHER (2.0%)
Eagle Tax Exempt Trust Certificates, Ser
994601, RB, 4.020%, 05/15/19, Callable
05/15/09 @ 101 LOC: Citibank N.A. (b)(c)                          10,560       10,561
                                                                           ----------
VIRGINIA (90.0%)
Albemarle County Industrial                                        5,995        5,995
Development Authority, University of
Virginia Health Services Project, RB,
3.980%, 10/01/22, LOC: Wachovia Bank
N.A. (b)(c)
Alexandria Industrial Development                                  1,600        1,600
Authority, American Red Cross Project,
RB, 4.030%, 01/01/09, LOC: First Union
National Bank (b)
Alexandria Industrial Development                                  1,330        1,330
Authority, Association for Supervision &
Currency Project, RB, 3.980%, 07/01/23,
LOC: Wachovia National Bank NA (b)(c)
Alexandria Industrial Development                                  4,060        4,060
Authority, Educational Facilities,
Alexandria County Day School Project,
RB, 4.030%, 06/01/25, LOC: First Union
National Bank (b)
Alexandria Industrial Development                                  1,000        1,000
Authority, Pooled Loan Program, Ser A,
RB, 4.000%, 07/01/26, LOC: Bank of
America N.A. (b)
Arlington County, Ballston Public                                  6,350        6,350
Parking Project, RB, 3.970%, 08/01/17,
LOC: Citibank N.A. (b)
Arlington County, GO, 4.750%,                                      6,420        6,444
10/01/06, State Aid Withholding
Ashland Industrial Development                                     8,420        8,420
Authority, Health & Community Services
Facilities, YMCA Greater Richmond
Project, Ser A, RB, 3.980%, 11/01/20,
LOC: Wachovia Bank N.A. (b)(c)
Capital Region Airport Commission,                                 3,145        3,145
Richmond International Airport, Ser C,
RB, AMT, 4.050%, 07/01/23, AMBAC (b)

Charles City & County Economic                                     4,000        4,000
Development Authority, Waste
Management, Inc. Project, Ser A, RB,
AMT, 4.050%, 02/01/29, LOC:
JPMorgan Chase & Co. (b)
Chesapeake Bay Bridge & Tunnel                                     6,755        6,755
Community District Authority, General
Resolution Project, RB, 4.020%,
07/01/25, MBIA (b)
Chesterfield County Industrial                                     7,995        7,995
Development Authority, Ser PT-2133,
RB, 4.060%, 02/15/07, LOC: Merrill
Lynch Capital Services, Inc. (b)
Chesterfield County Industrial                                     1,265        1,265
Development Authority, Virginia State
University Real Estate Project, Ser A,
RB, 3.970%, 07/01/29, LOC: Bank of
America N.A. (b)
Clarke County Industrial Development                              21,225       21,224
Authority, Hospital Facilities, Winchester
Medical Center Project, RB, 3.980%,
01/01/30, FSA (b)
Danville-Pittsylvania Regional Industrial                          6,040        6,040
Facility Authority, Institute of Advanced
Research Project, RB, 4.013%, 08/01/12,
LOC: Branch Banking & Trust Co. (b)
Fairfax County Economic Development                                4,510        4,510
Authority, Flint Hill School Project, RB,
4.030%, 09/01/21, LOC: First Union
National Bank (b)(c)
Fairfax County Economic Development                               12,000       12,000
Authority, Public Broadcasting Services
Project, RB, 3.980%, 07/01/40, LOC:
Bank of America N.A. (b)
Fairfax County Economic Development                                4,000        4,000
Authority, Smithsonian Institute, Ser A,
RB, 3.950%, 12/01/33, LOC: Bank of
America N.A. (b)
Fairfax County Economic Development                                3,700        3,700
Authority, Smithsonian Institute, Ser B,
RB, 3.920%, 12/01/33, LOC: Bank of
America N.A. (b)
Fairfax County Industrial Development                              1,200        1,200
Authority, Fairfax Hospital Project, Ser A,
RB, 3.950%, 10/01/25 (b)
Fairfax County Industrial Development                              4,345        4,345
Authority, Fairfax Hospital Project, Ser B,
RB, 3.950%, 10/01/25 (b)
Fairfax County Industrial Development                              6,900        6,900
Authority, Inova Health Systems Project,
RB, 3.950%, 01/01/30 (b)
Fairfax County Industrial Development                              8,000        8,000
Authority, Inova Health Systems Project,
Ser C-1, 3.930%, 05/15/26 (b)
Fairfax County Industrial Development                                800          800
Authority, Inova Services Project, Ser A,
RB, 3.950%, 01/15/22 (b)

Fairfax County Water Authority,                                    7,850        7,850
Municipal Trade Receipts Project, Ser
SGB-40A, RB, 4.000%, 04/01/30 (b)
Fairfax County Water Authority, Ser                                6,390        6,390
A-18, RB, 3.990%, 04/01/23, LOC: IXIS
Municipal Products (b)(c)
Front Royal & Warren County Industrial                               555          555
Development Authority, Warren
Memorial Hospital Project, RB, 4.013%,
05/01/23, LOC: Branch Banking & Trust Co. (b)
Greene County Industrial Development                               5,550        5,550
Authority, Blue Ridge School Project,
RB, 4.013%, 06/01/26, LOC: Branch
Banking & Trust Co. (b)
Hampton Redevelopment & Housing                                    4,537        4,537
Authority, Multi-Family Housing, Avalon
Pointe Project, RB, AMT, 4.040%,
06/15/26, FNMA (b)
Hampton Roads Jail Authority, Ser 569,                             1,190        1,190
RB, 4.010%, 07/01/12, MBIA (b)(c)
Hanover County Industrial Development                             16,430       16,430
Authority, Residential Care Facility,
Covenant Woods Project, RB, 4.013%,
07/01/29, LOC: Branch Banking & Trust Co. (b)(c)
Harrisonburg Redevelopment & Housing                               8,750        8,750
Authority, Multi-Family Housing, Ser
PT-3097, RB, 4.100%, 05/01/40 (b)
Harrisonburg Redevelopment & Housing                               8,810        8,810
Authority, Multi-Family Housing,
Stoney Ridge/Dale Project, RB, 3.900%,
08/01/32, FHLMC (b)
Henrico County Economic Development                                1,000        1,000
Authority, Exempt Facility, White Oak
Ltd. Project, RB, 4.010%, 10/01/27,
LOC: Citibank N.A. (b)
Henrico County Economic Development                                2,700        2,700
Authority, Steward School Project, RB,
4.013%, 07/01/33, LOC: Branch Banking
& Trust Co. (b)
James City & County Economic                                         800          800
Development Authority, Industrial
Development, Historic Jamestown Project,
RB, 3.980%, 11/01/24, LOC: Wachovia
Bank N.A. (b)
King George County Industrial                                      5,000        5,000
Development Authority, Birchwood
Power Partners, Ser A, RB, 4.010%,
10/01/24, LOC: Bank of Nova Scotia (b)
King George County Industrial                                      4,400        4,400
Development Authority, Birchwood
Power Partners, Ser B, RB, AMT,
4.010%, 12/01/24, LOC: Bank of Nova
Scotia (b)
King George County Industrial                                      5,240        5,240
Development Authority, Lease, Ser
PT-2473, RB, 3.990%, 03/01/24, FSA (b)

Loudon County Industrial Development                               3,445        3,445
Authority, Howard Hughes Medical
Institute Project, Ser C, RB, 4.010%,
02/15/38 (b)
Loudon County Industrial Development                              15,200       15,200
Authority, Howard Hughes Medical
Institute Project, Ser D, RB, 3.980%,
02/15/38 (b)
Loudon County Industrial Development                               4,400        4,400
Authority, Howard Hughes Medical
Institute Project, Ser F, RB, 3.940%,
02/15/38 (b)
Louisa County Industrial Development                               1,000        1,000
Authority, Pooled Financing Project, RB,
4.000%, 01/01/20, LOC: Bank of
America N.A. (b)(c)
Lynchburg Industrial Development                                   2,075        2,075
Authority, Aerofin Project, RB, AMT,
4.090%, 03/01/29, LOC: PNC Bank N.A. (b)
Lynchburg Industrial Development                                   7,800        7,800
Authority, Educational Facilities,
Randolph Macon Project, RB, 3.980%,
09/01/23, LOC: Wachovia Bank N.A. (b)
Lynchburg Industrial Development                                  11,480       11,480
Hospital Facilities, VHA First Mortgage,
Mid Atlantic Project, Ser G, RB, 3.960%,
12/01/25, AMBAC (b)
Newport News Industrial Development                                4,300        4,300
Authority, CNU Warwick LLC Student
Housing Project, RB, 4.000%, 11/01/28,
LOC: Bank of America N.A. (b)
Norfolk Economic Development                                       3,000        3,000
Authority, Hospital Facilities, RB,
4.010%, 11/01/34, LOC: Citigroup
Global Markets (b)(c)
Orange County Industrial Development                               1,815        1,815
Authority, Zamma Project, RB, 4.080%,
12/01/22, LOC: Southtrust Bank N.A. (b)
Peninsula Ports Authority, Dominion                                  860          860
Terminal Associates Project, Ser C, RB,
3.980%, 07/01/16, LOC: Citibank N.A. (b)
Peninsula Ports Authority, RB, 3.470%,                             3,700        3,700
07/06/06
Peninsula Ports Authority, Riverside                              13,600       13,600
Health Systems Project, RB, 4.010%,
07/01/37 (b)
Richmond, Ser PT-1601, 3.990%,                                     9,285        9,285
07/15/17, LOC: Merrill Lynch Capital
Services, Inc. (b)
Roanoke Industrial Development                                     5,500        5,500
Authority, Hollins University Project,
RB, 3.980%, 05/01/15, LOC: First Union
National Bank (b)
Rockingham County Industrial                                      10,145       10,145
Development Authority, Sunnyside

Presbyterian Project, RB, 4.013%,
12/01/33, LOC: Branch Banking & Trust Co. (b)
Spotsylvania County Economic                                       1,990        1,990
Development Authority, Public Facilities,
Ser PT-2882, RB, 3.990%, 02/01/25,
Callable 02/01/15 @ 100, FSA (b)(c)
University of Virginia, Ser A, RB,                                22,500       22,500
3.950%, 06/01/34 (b)
Virginia Beach Development Authority,                              1,740        1,740
Ocean Ranch Project, RB, 4.013%,
07/01/17, LOC: Branch Banking & Trust Co. (b)(c)
Virginia Beach Water & Sewer, RB,                                  2,835        2,835
2.800%, 10/01/06
Virginia College Building Authority,                               9,400        9,400
Education Facilities, Ser 134, RB,
4.010%, 09/01/07, FSA (b)(c)
Virginia Commonwealth Transportation                              20,940       20,950
Board, Federal Highway Reimbursement,
RB, 3.000%, 10/01/06
Virginia Commonwealth Transportation                               6,340        6,340
Board, ROCS RR II, Ser R 1013, RB,
3.600%, 04/01/17, Callable 04/01/12 @
100, LOC: Citigroup Global Markets (b)(c)
Virginia Commonwealth Transportation                               9,995        9,995
Board, Ser SG 134, RB, 3.990%,
05/15/22, Callable 05/15/09 @ 101,
LOC: Societe Generale (b)(c)
Virginia Commonwealth University,                                 17,435       17,435
General University Improvements, Ser A,
RB, 3.980%, 11/01/30, AMBAC (b)
Virginia Housing Development                                      15,400       15,400
Authority, Commonwealth Mortgage, Ser
PA-1310R, RB, 3.990%, 07/01/36,
Callable 07/01/11@ 100, MBIA (b)(c)
Virginia Resources Authority, Clean                                2,600        2,600
Water, Ser PA-790, RB, 3.990%,
10/01/16, Callable 10/01/10 @ 100,
LOC: Merrill Lynch Capital Services, Inc. (b)(c)
Virginia Resources Authority,                                      1,195        1,202
Infrastructure, Virginia Pooled Financing
Project, Ser C, RB, 5.000%, 11/01/06
Virginia Small Business Financing                                  1,695        1,695
Authority, Clarke County Industrial
Development Project, PA-1052, RB,
AMT, 4.110%, 07/01/25, LOC: Branch
Banking & Trust Co. (b)
Virginia Small Business Financing                                  1,000        1,000
Authority, Virginia Museum of Fine Arts
Foundation, RB, 3.960%, 08/01/35,
LOC: Wachovia National Bank NA (b)
Virginia State Port Authority, Port                               14,705       14,705
Facility, Ser SG-111, RB, 4.040%,
07/01/24 (b)(c)
Virginia State Public Building                                     1,785        1,785

Authority, Ser 131, RB, 4.010%,
08/01/19, Callable 08/01/08 @ 100 (b)(c)
Virginia State Public School Authority,                            8,450        8,450
Ser  PT-1619, RB, 3.990%, 08/01/08,
LOC: Merrill Lynch Capital Services, Inc. (b)(c)
Virginia State Public School Authority,                            4,110        4,110
Ser II-R 4050, RB, 4.010%, 08/01/17,
Callable 08/01/13 @ 100 (b)(c)
Virginia State Public School Authority,                           11,000       11,000
Ser PT-3269, 3.990%, 08/01/20, Callable
08/01/15 @ 100, State Aid Withholding (b)(c)
Williamsburg Industrial Development
Authority, Colonial Williamsburg
Museum Foundation Project, RB,
4.000%, 12/01/18, LOC: Bank of America N.A. (b)(c)                   250          250
                                                                           ----------
                                                                              463,267
                                                                           ----------
PUERTO RICO (4.1%)
Puerto Rico Electric Power Authority,                              3,400        3,400
Ser PA-778R, RB, 3.960%, 07/01/20, FSA (b)(c)
Puerto Rico Electric Power Authority,                              3,000        3,000
Ser PT-2636, RB, 3.960%, 07/01/24,
Callable 07/01/15 @ 100, FGIC (b)(c)
Puerto Rico Municipal Finance Agency,                              4,845        4,845
Ser PT-3326, RB, 3.960%, 08/01/21, CIFG (b)(c)
Puerto Rico Public Building Authority,                             3,500        3,500
Ser PT-2973, RB, 3.960%, 07/01/16, FGIC (b)(c)
Puerto Rico Public Finance Corp., Ser
PA-502, 3.960%, 06/01/19, LOC: Merrill
Lynch Capital Services, Inc. (b)(c)                                6,315        6,315
                                                                           ----------
                                                                               21,060
                                                                           ----------
TOTAL MUNICIPAL BONDS (COST $505,913)                                         505,913
                                                                           ----------
MONEY MARKET FUND (1.3%)
Federated Virginia Municipal Cash                              6,733,523        6,734
                                                                           ----------
Trust, Institutional Class
TOTAL MONEY MARKET FUND (COST $6,734)                                           6,734
                                                                           ----------
TOTAL INVESTMENTS (COST $512,647) (a) - 99.5%                                 512,647
                                                                           ----------
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%                                    2,644
                                                                           ----------
NET ASSETS - 100.0%                                                        $  515,291
                                                                           ==========

----------
(a) Aggregate cost for federal income tax and financial reporting purposes is the same.

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation
AMT   - Alternative Minimum Tax Paper

FGIC - Security insured by the Financial Guaranty Insurance Company FHLMC - Security insured by Federal Home Loan Mortgage Corporation FNMA - Security insured by Fannie Mae
FSA   - Security insured by Financial Security Assurance
GO    - General Obligation
LLC   - Limited Liability Corporation
LOC   - Line of Credit
MBIA  - Security insured by the Municipal Bond Insurance Association
RB    - Revenue Bond
Ser   - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
CERTIFICATES OF DEPOSIT (11.5%)
BANKS (11.5%)
Calyon NY, 5.295%, 02/02/07 (b)                             $     50,000   $   50,000
Canadian Imperial Bank NY, 5.300%,                                75,000       75,000
01/29/07 (b)
PNC Bank NA, 4.790%, 01/24/07                                     35,000       35,001
Royal Bank of Scotland NY, 4.765%,                                55,000       55,002
01/24/07
Toronto Dominion Bank (The), 4.720%,                              75,000       75,001
12/29/06
Wells Fargo Bank NA, 5.300%, 01/19/07 (b)                         50,000       50,000
                                                                           ----------
TOTAL CERTIFICATES OF DEPOSIT (COST $340,004)                                 340,004
                                                                           ----------
COMMERCIAL PAPERS (26.8%)
BANKS (5.9%)
Australia & New Zealand National Ltd.,                            30,000       29,690
4.368%, 09/28/06 (c)(d)
Australia & New Zealand National Ltd.,                            50,000       47,770
5.321%, 05/15/07 (c)(d)
Credit Suisse First Boston USA, Inc.,                             50,000       49,340
4.723%, 10/13/06 (c)
DEPFA Bank PLC, 5.350%, 12/05/06 (c)                              50,000       48,864
                                                                           ----------
                                                                              175,664
                                                                           ----------
DIVERSIFIED FINANCIAL SERVICES (19.7%)
Bear Stearns & Co., Inc., 5.373%,                                 50,000       50,000
09/15/06 (b)
Buckingham II LLC, 5.348%, 07/21/06 (c)(d)                        25,000       24,926
Cimarron Ltd., Ser A-1, 5.355%,                                   50,000       49,778
07/31/06 (c)
Citigroup Funding, Inc., 5.058%,                                  65,000       64,847
07/18/06 (c)
Cullinan Finance Corp., 5.024%,                                   65,000       64,965
07/05/06 (c)(d)
Cullinan Finance Corp., 5.402%,                                   30,000       29,649
09/18/06 (c)(d)
Cullinan Finance Corp., 5.471%,                                   25,000       24,693
09/21/06 (c)(d)
Danske Corp., 4.736%, 12/29/06 (c)(d)                             50,000       48,864
Davis Square Funding Corp., 5.101%,                               30,000       29,916
07/21/06 (c)
Davis Square Funding Corp., 5.413%,                               33,500       33,122
09/15/06 (c)
Davis Square Funding Corp., 5.494%,                               25,000       24,676
09/25/06 (c)

Klio III Funding Corp., 5.331%,                                   12,430       12,386
07/25/06 (c)(d)
Klio III Funding Corp., 5.104%,                                   46,960       46,749
08/02/06 (c)(d)
Klio III Funding Corp., 5.135%,                                   25,401       25,261
08/09/06 (c)(d)
Old Line Funding LLC, 5.363%,                                     15,000       14,911
08/10/06 (c)
PACCAR Financial Corp., 5.400%,                                   14,067       13,911
09/14/06 (c)
Ranger Funding Co. LLC, 5.368%, 08/16/06 (c)                      25,000       24,830
                                                                           ----------
                                                                              583,484
                                                                           ----------
INSURANCE (1.2%)
Prudential PLC, 4.983%, 07/06/06 (c)                              35,000       34,976
                                                                           ----------
TOTAL COMMERCIAL PAPERS (COST $794,124)                                       794,124
                                                                           ----------
CORPORATE BONDS (48.3%)
BANKS (9.6%)
Barclays Bank PLC NY, 5.320%,                                     35,000       35,000
06/04/07 (b)
Marshall & Ilsley Bank, 5.176%,                                  100,000      100,168
12/15/06
National City Bank Cleveland, 5.295%,                             50,000       50,000
01/22/07 (b)
Nordea Bank Finland NY, 5.300%,                                   75,000       75,000
06/15/07 (b)
Wells Fargo Bank NA, 5.300%, 06/11/07 (b)                         25,000       25,000
                                                                           ----------
                                                                              285,168
                                                                           ----------
DIVERSIFIED FINANCIAL SERVICES (34.8%)
Beta Finance, Inc., 5.246%, 07/25/06 (b)(d)                       30,000       30,000
Beta Finance, Inc., 4.510%, 10/20/06 (d)                          30,000       30,000
Beta Finance, Inc., 5.308%, 01/11/07 (b)(d)                       30,000       29,998
CC USA, Inc., 5.276%, 03/20/07 (b)(d)                             30,000       29,998
CC USA, Inc., 5.330%, 05/30/07 (d)                                50,000       50,000
Cheyne Finance LLC, 5.318%, 03/26/07 (b)(d)                       50,000       49,996
Cheyne Finance LLC, 5.323%, 05/15/07 (b)(d)                       50,000       49,995
Five Finance, Inc., 5.310%, 05/25/07 (b)(d)                       35,000       34,997
Five Finance, Inc., 5.315%, 05/31/07 (b)(d)                       21,000       20,999
K2 (USA) LLC, 5.320%, 11/15/06 (b)(d)                             50,000       49,998
K2 (USA) LLC, 5.310%, 01/11/07 (b)(d)                             35,000       34,998
Liberty Light US Capital, 5.320%, 01/12/07 (b)(d)                 75,000       74,997
Liberty Light US Capital, 5.320%, 05/11/07 (b)(d)                 40,000       40,000
Liquid Funding Ltd., 5.130%, 08/29/06 (b)(d)                      50,000       50,000

Merrill Lynch & Co., Ser C, 5.149%, 05/14/07 (b)                  50,000       50,000
Morgan Stanley, 5.189%, 07/03/07 (b)                              25,000       25,000
Sigma Finance, Inc., 5.246%, 08/04/06 (b)(d)                      25,000       25,000
Sigma Finance, Inc., 5.320%, 01/03/07 (b)(d)                      35,000       35,000
Sigma Finance, Inc., 5.320%, 01/16/07 (b)(d)                      50,000       50,000
Stanfield Victoria LLC, 5.315%, 12/15/06 (b)(d)                   50,000       49,994
Stanfield Victoria LLC, 5.330%, 01/08/07 (b)(d)                   35,000       34,998
Stanfield Victoria LLC, 5.179%, 04/16/07 (b)(d)                   30,000       29,999
Toyota Motor Credit Corp., Ser B, 5.340%, 07/16/07 (b)            50,000       50,014
Whistlejacket Capital Ltd., 5.320%, 01/12/07 (b)(d)               50,000       49,996
Whistlejacket Capital Ltd., 5.320%, 01/17/07 (b)(d)               25,000       24,998
Whistlejacket Capital Ltd., 5.159%, 05/15/07 (b)(d)               30,000       29,997
                                                                           ----------
                                                                            1,030,972
                                                                           ----------
INVESTMENT COMPANIES (3.9%)
Dorada Finance, Inc., 5.246%, 07/25/06 (b)(d)                     30,000       30,000
Dorada Finance, Inc., 4.235%, 09/11/06 (d)                        35,000       35,000
Dorada Finance, Inc., Ser 1, 5.310%, 01/08/07 (b)(d)              50,000       49,997
                                                                           ----------
                                                                              114,997
                                                                           ----------
TOTAL CORPORATE BONDS (COST $1,431,137)                                     1,431,137
                                                                           ----------
MUNICIPAL BONDS (4.3%)
COLORADO (3.0%)
Colorado Housing & Finance Authority,                             26,440       26,440
RB, 5.430%, 11/01/32, LOC: JP Morgan Chase Bank (b)
Colorado Housing & Finance Authority,                             15,240       15,240
RB, 5.430%, 11/01/33, LOC: JP Morgan Chase Bank (b)
Colorado Housing & Finance Authority,                             19,300       19,300
RB, 5.430%, 10/01/34, FHLB (b)
Colorado Housing & Finance Authority,                             21,510       21,510
RB, 5.430%, 11/01/34, LOC: Dexia Credit Local (b)
Colorado Housing & Finance Authority,
RB, 5.430%, 11/01/35, LOC: Lloyds TSB Bank PLC (b)                 5,780        5,780
                                                                           ----------
                                                                               88,270
                                                                           ----------
ILLINOIS (0.3%)
Wheaton College, University
Improvements, Ser A, RB, 5.430%,
10/01/35, LOC: JP Morgan Chase Bank (b)                           10,000       10,000
                                                                           ----------
MISSISSIPPI (0.1%)

Mississippi Development Bank Special
Obligation, Mceda Board Project, RB,
5.400%, 12/01/23, AMBAC (b)                                        3,820        3,820
                                                                           ----------
VIRGINIA (0.9%)
Newport News Economic Development                                 21,080       21,080
Authority, Ship Building Project, Ser A,
RB, 5.450%, 07/01/31, LOC: First Union National Bank (b)
Newport News Economic Development
Authority, Ship Building Project, Ser B,
RB, 5.400%, 07/01/31, LOC: First Union National Bank (b)           4,240        4,240
                                                                           ----------
                                                                               25,320
                                                                           ----------
TOTAL MUNICIPAL BONDS (COST $127,410)                                         127,410
                                                                           ----------
REPURCHASE AGREEMENTS (8.6%)
ABN AMRO Bank N.V., 5.155%,                                       18,975       18,975
dated 06/30/06, to be repurchased on 07/03/06,
repurchase price $18,983,389 (collateralized by U.S.
Treasury Obligations; 3.875%, due 04/15/29; market value
$19,354,788)
Bear Stearns & Co., Inc., 5.235%,                                 64,170       64,170
dated 06/30/06, to be repurchased on 07/03/06, repurchase
price $64,198,032 (collateralized by U.S. Government
Agencies; DN - 6.000%, due 05/15/36 - 07/25/36;
market value $65,453,465)
BNP Paribas, 5.105%, dated 06/30/06,                              30,370       30,370
to be repurchased on 07/03/06, repurchase price
$30,382,975 (collateralized by U.S. Government Agencies;
3.550% - 5.100%, due 03/19/07 - 01/18/11; market value
$30,978,033)
Lehman Brothers, Inc., 5.105%, dated                              35,699       35,699
06/30/06, to be repurchased on 07/03/06, repurchase price
$35,714,546 (collateralized by U.S. Government Agencies;
DN, due 12/01/34; market value $36,414,041)
Merrill Lynch & Co., Inc., 5.155%,                                18,950       18,950
dated 06/30/06, to be repurchased on 07/03/06,
repurchase price $18,957,919 (collateralized by U.S.
Government Agencies; DN - 5.250%, due 04/27/12 -
05/21/18; market value $19,331,723)
UBS Warburg LLC, 5.185%, dated
06/30/06, to be repurchased on 07/03/06,
repurchase price $86,474,888
(collateralized by U.S. Government
Agencies; DN - 6.000%, due 09/25/27 - 01/25/33;
market value $88,168,739)                                         86,438       86,438
                                                                           ----------
TOTAL REPURCHASE AGREEMENTS (COST $254,602)                                   254,602
                                                                           ----------
TOTAL INVESTMENTS (COST $2,947,277) (a) - 99.5%                             2,947,277
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%                                   13,810
                                                                           ----------
NET ASSETS - 100.0%                                                        $2,961,087
                                                                           ==========

----------
(a) Aggregate cost for federal income tax and financial reporting purposes is the same.

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation
DN    - Discount Note
FHLB  - Security insured by Federal Home Loan Bank
LLC   - Limited Liability Corporation
LOC   - Line of Credit
PLC   - Public Limited Company
RB    - Revenue Bond
Ser   - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY MARKET FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
MUNICIPAL BONDS (99.2%)
ALABAMA (0.7%)
Alabama Special Care Facilities,                            $        600   $      600
Financing Authority Hospital, Depreciable
Assets, RB, 3.950%, 04/01/15, FGIC (b)
Daphne-Villa, Mercy Alabama Special
Care Facilities Financing Authority,
Mercy Medical Project, RB, 4.000%,
12/01/30, LOC: Southtrust Bank N.A. (b)                              100          100
                                                                           ----------
                                                                                  700
                                                                           ----------
ALASKA (3.9%)
Alaska State Housing Finance Corp.,                                4,000        4,000
                                                                           ----------
Housing Development, Ser D, RB,
3.900%, 06/01/37 (b)
ARKANSAS (0.3%)
Arkansas State Development Finance
Authority, Solid Waste Disposal, Waste
Management of Arkansas Project, RB,
AMT, 3.990%, 06/01/28, LOC: Fleet
National Bank (b)                                                    350          350
                                                                           ----------
CALIFORNIA (13.2%)
California State, Ser B, Subser B-2, GO,                           5,000        5,000
3.850%, 05/01/40, LOC: Societe Generale (b)
California State, Ser MT-162, GO,                                  2,000        2,000
3.150%, 08/01/17, Callable 08/01/15 @
100, FSA (b)
San Francisco City & County Housing                                5,000        5,000
Authority, Multifamily Housing, Valencia
Gardens, RB, AMT, 4.010%, 09/01/49,
LOC: Citibank N.A. (b)
San Francisco City & County, Ser
PT-3017, GO, 4.010%, 06/15/25,
Callable 06/15/12 @ 102, MBIA (b)(c)                               1,485        1,485
                                                                           ----------
                                                                               13,485
                                                                           ----------
CONNECTICUT (3.9%)
Connecticut Housing Finance Authority,
Subser B-2. RB, AMT, 4.000%,
11/15/38, AMBAC (b)                                                4,000        4,000
                                                                           ----------
FLORIDA (18.5%)
Collier County Housing Finance                                     2,050        2,050
Authority, Brittany Apartments Project,
Ser A, RB, AMT, 4.010%, 07/15/34,
FNMA (b)
Florida Housing Finance Agency,                                      250          250
Ashley Lake II Project, RB, AMT,
4.010%, 12/01/11, FHLMC (b)

Florida Housing Finance Agency, Heron                              4,600        4,600
Park Project, Ser U, RB, AMT, 4.010%,
12/01/29, FNMA (b)
Florida Housing Finance Agency,                                      355          355
Multifamily Housing, RB, AMT,
4.010%, 12/01/25 (b)
Florida Housing Finance Corp., Ser                                 3,000        3,000
MT-169, RB, 3.250%, 10/01/32, FHLB (c)
Lake County School Board, COP,                                     2,000        2,000
4.010%, 06/01/30, AMBAC (b)(c)
Lee County Transportation Facilities,                              2,200        2,200
PT-2903, RB, 4.010%, 10/01/24,
Callable 10/01/15 @ 100, CIFG (b)(c)
Marion County Hospital District, Health                              980          980
 Systems Improvement, Munroe Regional
Health, RB, 3.990%, 10/01/30, LOC:
Amsouth Bank of Florida (b)
Orange County Housing Finance                                        450          450
Authority, Multifamily Housing, Cove at
Lady Lake Apartments, Ser A, RB, AMT,
4.030%, 05/15/38, LOC: Amsouth Bank (b)(c)
Orange County Housing Finance                                        900          900
Authority, Multifamily Housing,
Northbridge Phase II, Ser A, RB, AMT,
3.980%, 09/15/36, LOC: Southtrust Bank N.A. (b)
Tampa-Hillsborough County
Expressway Authority, Trust Receipts
K13, Ser D, RB, 4.010%, 07/01/23,
AMBAC (b)(c)                                                       2,000        2,000
                                                                           ----------
                                                                               18,785
                                                                           ----------
GEORGIA (2.9%)
Fulton County Development Authority,                               3,000        3,000
                                                                           ----------
King's Ridge Christian School, RB,
4.013%, 05/01/26, LOC: Branch Banking & Trust (b)
IDAHO (0.1%)
Idaho Health Facilities Authority, St.
Luke's Regional Medical Center Project,
RB, 3.980%, 07/01/35, FSA (b)                                        100          100
                                                                           ----------
ILLINOIS (6.7%)
Chicago, Single Family Mortgage, RB,                                 320          320
AMT, 4.040%, 04/01/07, FNMA (b)(c)
Illinois Development Finance Authority,                            1,000        1,000
Lyric Opera Chicago Project, RB,
4.000%, 12/01/28 (b)
Illinois Finance Authority, Alexian                                  200          200
Brothers Health, RB, 3.950%, 04/01/35,
LOC: Bank One N.A. (b)
Illinois Finance Authority, Resurrection                           1,000        1,000
Health, Ser B, RB, 4.030%, 05/15/35,
LOC: JP Morgan Chase Bank (b)
Illinois Health Facilities Authority,                                200          200
Decatur Memorial Hospital Project, Ser A,
4.000%, 11/15/24, MBIA (b)

Illinois Housing Development                                       4,000        4,000
Authority, Illinois Center Apartments,
RB, 3.950%, 01/01/08, FHLMC (b)
Metropolitan Pier & Exposition
Authority, Dedicated State Tax, RB,
4.040%, 12/15/21, MBIA (b)(c)                                        100          100
                                                                           ----------
                                                                                6,820
                                                                           ----------
INDIANA (4.1%)
Evansville Vanderburgh Public Leasing                              2,000        2,000
Corp, Ser PT-2694, RB, 4.010%,
01/15/24, Callable 07/15/15 @ 100,
AMBAC (b)(c)
Wayne Township, Marion County
School Building Corp., RB, 4.010%,
07/15/26, LOC: Merrill Lynch Capital Services (b)(c)               2,200        2,200
                                                                           ----------
                                                                                4,200
                                                                           ----------
KENTUCKY (0.4%)
Kentucky Economic Development
Finance Authority, Hospital Facilities,
Health Alliance, Ser C, RB, 4.000%, 01/01/22, MBIA (b)               400          400
                                                                           ----------
MARYLAND (2.2%)
Montgomery County Housing
Opportunities Commission, RB, AMT,
4.020%, 06/01/30, FNMA (b)                                         2,200        2,200
                                                                           ----------
MICHIGAN (5.0%)
Michigan State Housing Development                                   100          100
Authority, Mutlifamily Housing, RB, AMT,
4.030%, 06/01/18, LOC: Bank of New York (b)
Michigan State Housing Development                                 5,000        5,000
                                                                           ----------
Authority, Rental Housing, Ser A, RB,
AMT, 4.020%, 10/01/39, (b)
                                                                                5,100
                                                                           ----------
NEW JERSEY (2.2%)
Essex County Improvement Authority,
Ser PA-648, RB, 4.000%, 10/01/20, FGIC (b)                         2,250        2,250
                                                                           ----------
NEW YORK (18.6%)
New York City Capital Resources Corp.,                             3,000        3,000
Enhanced Assistance Program, RB,
3.970%, 01/01/26, LOC: Bank of America N.A. (b)
New York City Housing Development                                    100          100
Corp., Multifamily, Manhattan Court
Development, Ser A, RB, AMT, 4.030%,
 06/01/36, LOC: Citibank N.A. (b)
New York City Housing Development                                  2,000        2,000
Corp., Multifamily, St Renaissance Court,
 Ser A, RB, AMT, 4.010%, 06/01/37,
FHLMC (b)
New York City Transitional Finance                                 1,000        1,000
Authority, NYC Recovery, Ser 3, Subser
3C, RB, 3.930%, 11/01/22, LOC: Dexia Credit Local (b)
New York Housing Finance Agency,                                     300          300
Avalon Chrystie Place I Housing, RB,
AMT, 4.020%, 11/01/36, LOC: Fleet

National Bank (b)
New York State Dormitory Authority,                                3,500        3,500
Ser PT-746, RB, 3.400%, 10/01/17,
Callable 10/01/12 @ 100, MBIA (b)(c)
New York, Ser PT-3069, GO, 4.000%,                                 5,000        5,000
08/01/25, Callable 08/01/15 @ 100,
LOC: Merrill Lynch Capital Services (b)(c)
New York, Ser PT-3171, GO, 4.000%,
09/01/22, Callable 09/01/15 @ 100, XCLA (b)                        3,980        3,980
                                                                           ----------
                                                                               18,880
                                                                           ----------
NORTH CAROLINA (3.3%)
Charlotte Water & Sewer System, RB,                                2,400        2,400
3.350%, 08/01/06
Raleigh, Downtown Improvement
Projects, Ser B, COP, 3.960%, 02/01/34,
LOC: Depha Bank PLC (b)                                            1,000        1,000
                                                                           ----------
                                                                                3,400
                                                                           ----------
OHIO (3.4%)
Ohio State Environmental Improvement,
Newark Group Industries, Inc. Project,
RB, AMT, 4.000%, 12/01/26, LOC: JP Morgan Chase Bank (b)           3,500        3,500
                                                                           ----------
OTHER (1.0%)
MuniMae Trust, RB, AMT, 4.050%,
12/17/06, FHLMC (b)(c)                                             1,005        1,005
                                                                           ----------
TENNESSEE (0.2%)
Metropolitan Government Nashville &
Davidson County, Industrial Development Board,
Multifamily Housing, Chimneytop II Project, RB, 4.020%,
09/01/06, LOC: Bank of America N.A. (b)                              200          200
                                                                           ----------
TEXAS (5.7%)
Garland Electric Utility System, Ser                               3,000        3,000
PT-2677, RB, 4.010%, 03/01/25,
Callable 03/01/14 @ 100, FSA (b) (c)
Lower Neches Valley Authority,                                     2,000        2,000
Industrial Development Corp., Exempt
Facilities, Mobil Oil Refining Corp.
Project, RB, 4.000%, 04/01/29 (b)
Mesquite Industrial Development Corp.,
Championship Rodeo, RB, 4.200%,
12/01/10, LOC: Bank One Texas N.A. (b)                               845          845
                                                                           ----------
                                                                                5,845
                                                                           ----------
VIRGINIA (2.9%)
Norfolk Economic Development
Authority, Hospital Facilities, Ser R-322,
RB, 4.010%, 11/01/34, LOC: Citigroup
Global Markets (b) (c)                                             3,000        3,000
                                                                           ----------
TOTAL MUNICIPAL BONDS (COST $101,220)                                         101,220
                                                                           ----------
MONEY MARKETS (0.5%)
Fidelity Tax Free Fund                                           508,296          508
                                                                           ----------

TOTAL MONEY MARKETS (COST $508)                                                   508
                                                                           ----------
TOTAL INVESTMENTS (COST $101,728) (a) - 99.7%                                 101,728
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                                      300
                                                                           ----------
NET ASSETS - 100.0%                                                        $  102,028
                                                                           ==========

----------
(a) Aggregate cost for federal income tax and financial reporting purposes is the same.

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation
AMT   - Alternative Minimum Tax Paper
COP   - Certificates of Participation
FGIC  - Security insured by the Financial Guaranty Insurance Company
FHLB  - Security insured by Federal Home Loan Bank
FHLMC - Security insured by Freddie Mac
FNMA  - Security insured by Fannie Mae
FSA   - Security insured by Financial Security Assurance
GO    - General Obligation
LOC   - Line of Credit
MBIA  - Security insured by the Municipal Bond Insurance Association
RB    - Revenue Bond
Ser   - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
U.S. GOVERNMENT AGENCIES (58.1%)
FANNIE MAE (12.6%)
5.080%, 07/17/06 (b)                                        $     25,000   $   25,000
4.210%, 09/01/06 (c)                                              10,000        9,930
4.728%, 12/01/06 (c)                                              10,000        9,810
4.646%, 12/29/06 (c)                                              35,000       34,214
5.220%, 02/23/07 (c)                                              10,000        9,670
5.163%, 03/30/07 (c)                                              20,000       19,257
5.231%, 04/27/07 (c)                                              10,000        9,585
                                                                           ----------
                                                                              117,466
                                                                           ----------
FEDERAL FARM CREDIT BANK (13.3%)
5.260%, 12/28/06 (b)                                              20,000       20,001
5.250%, 01/22/07 (b)                                              74,800       74,799
5.250%, 06/06/07 (b)                                              30,000       30,005
                                                                           ----------
                                                                              124,805
                                                                           ----------
FEDERAL HOME LOAN BANK (22.7%)
5.136%, 07/21/06 (b)                                              15,000       15,000
5.146%, 07/21/06 (b)                                              25,000       25,000
4.205%, 08/25/06                                                  10,000       10,001
4.369%, 09/27/06 (c)                                              10,000        9,897
5.131%, 11/16/06 (b)                                              15,000       15,000
4.741%, 12/12/06 (c)                                              30,000       29,389
5.250%, 01/08/07 (b)                                              10,000        9,999
5.226%, 02/08/07 (b)                                              15,000       15,000
5.226%, 02/15/07 (b)                                              30,000       30,000
5.230%, 03/21/07 (b)                                              20,000       20,000
5.240%, 04/23/07 (b)                                              10,000        9,999
5.240%, 04/25/07 (b)                                              10,000       10,000
5.240%, 06/27/07 (b)                                              13,700       13,699
                                                                           ----------
                                                                              212,984
                                                                           ----------
FREDDIE MAC (9.5%)
3.995%, 07/25/06 (c)                                              10,000        9,974
4.122%, 07/31/06 (c)                                              10,000        9,967
4.146%, 08/04/06 (c)                                              10,000        9,962
4.329%, 09/29/06 (c)                                              10,000        9,896
4.631%, 10/23/06 (c)                                              20,000       19,717
4.671%, 12/01/06 (c)                                              10,000        9,810
5.246%, 04/17/07 (c)                                              10,000        9,597
5.221%, 05/01/07 (c)                                              10,000        9,580
                                                                           ----------
                                                                               88,503
                                                                           ----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $543,758)                                543,758
                                                                           ----------
REPURCHASE AGREEMENTS (41.9%)
ABN AMRO Bank N.V., 5.155%, dated                                131,075      131,074
06/30/06, to be repurchased on 07/03/06,
repurchase price $131,131,215
(collateralized by U.S. Treasury
Obligations, 5.125%, due 06/30/08; total
market value $133,697,221)

BNP Paribas, 5.105%, dated 06/30/06,                              35,568       35,568
to be repurchased on 07/03/06,
repurchase price $35,582,697
(collateralized by U.S Government
Agencies, 2.750% - 5.000%, due
08/24/06 - 07/22/13; total market value
$36,279,825)
Lehman Brothers, Inc., 5.105%, dated                              22,989       22,989
06/30/06, to be repurchased on 07/03/06,
repurchase price $22,998,430
(collateralized by U.S Government
Agencies, DN, due 12/01/34; total market
value $23,449,111)
Merrill Lynch & Co., Inc., 5.155%,                                11,254       11,254
dated 06/30/06, to be repurchased on
07/03/06, repurchase price $11,258,357
(collateralized by U.S. Government
Agencies, 5.400% - 5.550%, due
04/27/15 - 02/28/20; total market value
$11,480,574)
Morgan Stanley, 5.155%, dated                                     68,251       68,251
06/30/06, to be repurchased on 07/03/06,
repurchase price $68,280,055
(collateralized by U.S.Government
Agencies, 4.319%- 7.500%, due 02/01/18
- 06/01/36; total market value
$69,615,775)
UBS Warburg LLC, 5.185%, dated
06/30/06, to be repurchased on 07/03/06,
repurchase price $122,206,559
(collateralized by U.S.Government
Agencies, DN - 5.500%, due 03/25/26 -
05/15/34; totat market value
$124,597,389)                                                    122,154      122,153
                                                                           ----------
TOTAL REPURCHASE AGREEMENTS (COST $391,289)                                   391,289
                                                                           ----------
TOTAL INVESTMENTS (COST $935,047) (a) - 100.0%                                935,047
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                                   (1,502)
                                                                           ----------
NET ASSETS - 100.0%                                                        $  933,545
                                                                           ==========

----------
(a) Aggregate cost for federal income tax and financial reporting purposes is the same.

(b) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

DN - Discount Note
LLC - Limited Liability Corporation

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                              PRINCIPAL
                                                               AMOUNT         VALUE
                                                            ------------   ----------
U.S. TREASURY OBLIGATIONS (9.1%)
U.S. TREASURY NOTES (9.1%)
2.375%, 08/15/06                                            $    168,000   $  167,497
2.375%, 08/31/06                                                  56,600       56,410
2.625%, 11/15/06                                                  24,100       23,943
                                                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $247,850)                               247,850
                                                                           ----------
REPURCHASE AGREEMENTS (91.2%)
ABN AMRO Bank N.V., 4.455%,                                      444,038      444,038
dated 06/30/06, to be repuchased on
07/03/06, repurchase price $444,203,261
(collateralized by U.S. Treasury
Obligations; 3.875% - 9.000%, due
03/31/11 - 08/15/29; total market value
$452,919,606)
Bear Stearns & Co., Inc., 4.255%,                                 26,906       26,906
dated 06/30/06, to be repuchased on
07/03/06, repurchase price $26,915,729
(collateralized by U.S. Treasury
Obligations; DN - 2.375%, due 08/15/06 -
09/07/06; total market value
$27,446,297)
BNP Paribas, 4.455%, dated 06/30/06,                             486,112      486,112
to be repurchased on 07/03/06, repurchase
price $486,292,718 (collateralized by U.S.
Treasury Obligations; 3.625 - 8.750%,
due 01/15/09 - 04/15/28; total market
value $495,835,768)
Deutsche Bank AG, 4.355%, dated                                   72,809       72,809
06/30/06, to be repurchased on 07/03/06,
repurchase price $72,835,123
(collateralized by U.S. Treasury
Obligations; DN - 7.500%, due 02/15/07 -
11/15/16; total market value
$74,264,874)
Dresdner Bank AG, 4.455%, dated                                  127,866      127,866
06/30/06, to be repurchased on 07/03/06,
repurchase price $127,870,037
(collateralized by U.S. Treasury
Obligations; DN - 9.875%, due 07/06/06 -
02/15/36; total market value
$130,424,128)
Greenwich Capital Markets, Inc.,                                 515,440      515,441
4.405%, dated 06/30/06, to be repurchased
on 07/03/06, repurchase price
$515,629,122 (collateralized by U.S.
Treasury Obligations; 3.375% - 12.000%,
due 01/15/07 - 05/15/30; total market
value $525,750,383)

JPMorgan Chase & Co., 4.355%, dated                              123,135      123,135
06/30/06, to be repurchased on 07/03/06,
repurchase price $123,179,241
(collateralized by U.S. Treasury
Obligations; 3.000% - 8.000%, due
09/30/07 - 08/15/28; total market value
$125,597,423)
Lehman Brothers, Inc., 4.455%, dated                              43,515       43,515
06/30/06, to be repurchased on 07/03/06,
repurchase price $43,531,497
(collateralized by U.S. Treasury
Obligations; 4.500% - 8.750%, due
11/15/10 - 08/15/20; total market value
$44,370,959)
Merrill Lynch & Co., Inc., 4.305%,                                77,442       77,442
dated 06/30/06, to be repurchased on
07/03/06, repurchase price $77,470,006
(collateralized by U.S. Treasury
Obligations; 2.250%, due 02/15/07; total
market value $78,992,016)
Morgan Stanley, 4.505%, dated                                    111,523      111,523
06/30/06, to be repurchased on 07/03/06,
repurchase price $111,564,533
(collateralized by U.S. Treasury
Obligations; DN, due 07/03/06; total
market value $113,753,472)
UBS Warburg LLC, 4.455%, dated
06/30/06, to be repurchased on 07/03/06,
repurchase price $456,367,760
(collateralized by U.S. Treasury
Obligations; 2.000% - 9.000%, due
01/15/14 - 11/15/27; total market value
$465,323,350)                                                    456,198      456,198
                                                                           ----------
TOTAL REPURCHASE AGREEMENTS (COST $2,484,985)                               2,484,985
                                                                           ----------
TOTAL INVESTMENTS (COST $2,732,835) (a) - 100.3%                            2,732,835
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                                 (8,055)
                                                                           ----------
NET ASSETS - 100.0%                                                        $2,724,780
                                                                           ==========

----------
Cost for federal income tax purposes is $2,732,840 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation                  $--
Unrealized Depreciation                   (5)
                                         ---
Unrealized Appreciation (Depreciation)   $(5)
                                         ===


DN - Discount Note
LLC - Limited Liability Corporation

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

1. Organization

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering the following funds as of June 30, 2006:
Aggressive Growth Stock Fund, Capital Appreciation Fund, Emerging Growth Stock Fund, International Equity Fund, International Equity Index Fund, Large Cap Quantitative Equity Fund (formerly Strategic Quantitative Equity Fund), Large Cap Relative Value Fund, Large Cap Value Equity Fund, Mid-Cap Equity Fund, Mid-Cap Value Equity Fund, Quality Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Quantitative Equity Fund, Small Cap Value Equity Fund, Balanced Fund, Life Vision Aggressive Growth Fund, Life Vision Conservative Fund, Life Vision Growth and Income Fund, Life Vision Moderate Growth Fund, Life Vision Target Date 2015 Fund, Life Vision Target Date 2025 Fund, Life Vision Target Date 2035 Fund, Core Bond Fund, Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, High Income Fund, High Quality Bond Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Strategic Income Fund, Total Return Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, Ultra-Short Bond Fund, Virginia Intermediate Municipal Bond Fund, Virginia Municipal Bond Fund, Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund, Virginia Tax-Free Money Market Fund, Classic Institutional Cash Management Money Market Fund, Classic Institutional Municipal Cash Reserve Money Market Fund, Classic Institutional U.S. Government Securities Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund (each a "Fund" and collectively the "Funds"). The Funds' prospectus provides a description of the Funds' investment objectives, policies, and strategies.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including equity securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an independent pricing service approved by the Funds' Board of Trustees (the "Board"). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds' administrator shall seek to obtain a bid price from at least one independent broker.

The Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund, Virginia Tax-Free Money Market Fund, Classic Institutional Cash Management Money Market Fund, Classic Institutional Municipal Cash Reserve Money Market Fund, Classic Institutional U.S. Government Securities Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund (the "Money Market Funds") state investment securities at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.

Securities for which market prices are not "readily available" are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds' Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it shall immediately notify the Funds' accounting agent and may preauthorize the Funds' accounting agent to utilize a pricing service authorized by the Board (a "Fair Value Pricing Service") that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the adviser does not preauthorize the Funds' accounting agent to utilize a Fair Value Pricing Service, the adviser will request that a Committee meeting be called. In addition, the Funds' accounting agent monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index exceed levels established by the Funds ("Trigger Points"), the Funds may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

The assets of the Life Vision Aggressive Growth Fund, Life Vision Conservative Fund, Life Vision Growth and Income Fund, Life Vision Moderate Growth Fund, Life Vision Target Date 2015 Fund, Life Vision Target Date 2025 Fund and Life Vision Target Date 2035 Fund consist of investments in underlying affiliated investment companies, which are valued at their respective daily net asset values.

Security Transactions and Investment Income - During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, securities transactions are accounted for on trade date on the last business day of the reporting period.

Repurchase Agreements - The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreement"). A third party custodian bank takes possession of the underlying securities ("collateral") of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Purchased on a When-Issued Basis - Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested.

TBA Purchase Commitments - The Funds may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation."

Foreign Currency Translation - The books and records of the Funds are maintained in U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and
(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Contracts -- The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. As of June 30, 2006, the Funds did not have open foreign currency contracts.

Mortgage Dollar Rolls - The Funds may enter into mortgage dollar rolls (principally using TBA's) in which a Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed future date. The Funds account for such dollar rolls under the purchases and sales method and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

The counterparty receives all principal and interest payments, including pre-payments, made in respect of a security subject to such a contract while it is with the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

Restricted Securities - A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (The "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The restricted securities held by the Funds as of June 30, 2006 are identified on each Fund's Schedule of Portfolio Investments.

Securities Lending - The Capital Appreciation Fund, International Equity Fund, International Equity Index Fund, Large Cap Relative Value Fund, Large Cap Value Equity Fund, Mid-Cap Equity Fund, Mid-Cap Value Equity Fund, Quality Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity

Fund, Balanced Fund, High Income Fund, Investment Grade Bond Fund, Limited-Term Federal Mortgage Securities Fund, Seix High Yield Fund, Short-Term Bond Fund, Strategic Income Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of the loan collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, sub-adviser or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral for the equity funds is at least 100% of the market value of the securities loaned, or in the case of the fixed income funds, the initial value of the collateral is at least 102% of the market value of the securities loaned and 100% thereafter. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in the CSFB Enhanced Liquidity Portfolio (the "Portfolio"). This investment consists of money market instruments including money market mutual funds registered under the Investment Company Act of 1940, commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. agency obligations. At June 30, 2006, the Portfolio was invested in repurchase agreements, asset backed securities and corporate bonds (with interest rates ranging from 5.01% to 5.56% and maturity dates ranging from 07/03/06 to 02/25/21).

3. Concentrations/Risks

The International Equity, International Equity Index, Strategic Income and Total Return Bond Funds invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of the Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The High Income, Seix High Yield and Strategic Income Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities.

The Florida Tax-Exempt Bond, Georgia Tax-Exempt Bond, Maryland Municipal Bond, North Carolina Tax-Exempt Bond, Virginia Intermediate Municipal Bond, Virginia Municipal Bond and Virginia Tax-Free Money Market Funds' concentrations of investments in securities of issuers located in a specific region subjects each Fund to the economic and government policies of that region.

The Core Bond, High Quality Bond, Intermediate Bond, Investment Grade Bond, Limited Duration, Limited-Term Federal Mortgage Securities, Short-Term Bond, Total Return Bond, U.S. Government Securities, U.S. Government Securities Ultra-Short Bond and Ultra-Short Bond Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans shortens the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid. Estimates of such prepayments are used to calculate expected maturity dates and a Fund's average duration.

The Money Market Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

The Funds hold certain securities the issuer of which operates under a congressional charter. These securities (Federal Home Loan Mortgage Corporation, Federal Home Loan Bank and Federal National Mortgage Association) are neither issued nor guaranteed by the U.S. Government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit), would require congressional action.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STI Classic Funds


By (Signature and Title)* /s/ Joel B. Engle
                          ------------------------------------------------------
                          Joel B. Engle, Treasurer, STI Classic Funds

Date August 25, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ R. Jeffrey Young
                          ------------------------------------------------------
                          R. Jeffrey Young, President, STI Classic Funds

Date August 25, 2006


By (Signature and Title)* /s/ Joel B. Engle
                          ------------------------------------------------------
                          Joel B. Engle, Treasurer, STI Classic Funds

Date August 25, 2006

* Print the name and title of each signing officer under his or her signature.